As filed with the Securities and Exchange Commission on March 28, 2018
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-03802
NEUBERGER BERMAN INCOME FUNDS
(Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
(Address of Principal Executive Offices – Zip Code)
Registrant's telephone number, including area code: (212) 476-8800
Robert Conti, Chief Executive Officer and President
Neuberger Berman Income Funds
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
 New York, New York 10104-0002
Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of Agents for Service)
Date of fiscal year end:  October 31
Date of reporting period:  January 31, 2018
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.
Schedule of Investments Core Bond Fund
(Unaudited) January 31, 2018

PRINCIPAL AMOUNT(a)		VALUE†
(000's omitted)		(000's omitted)

U.S. Treasury Obligations 33.5%
$1,850	U.S. Treasury Bill, 0.67%, due 5/24/18	$1,842	(b)(c)
5,020	U.S. Treasury Bond, 3.88%, due 8/15/40	5,840
	U.S. Treasury Inflation-Indexed Bonds
10,737	0.25%, due 1/15/25	10,520	(d)
9,973	2.00%, due 1/15/26	11,072	(d)
4,119	2.50%, due 1/15/29	4,923	(d)
6,452	3.88%, due 4/15/29	8,671	(d)
3,537	3.38%, due 4/15/32	4,812	(d)
2,006	0.63%, due 2/15/43	1,933	(d)
	U.S. Treasury Notes
9,250	1.50%, due 8/31/18 – 2/28/23	9,020
15,320	1.38%, due 11/30/18 – 4/30/21	15,110
3,035	1.13%, due 2/28/19	3,007
25,610	0.88%, due 4/15/19 – 5/15/19	25,241
1,800	0.75%, due 8/15/19	1,765
5,170	2.13%, due 12/31/21	5,111
9,535	2.75%, due 2/15/24	9,606
6,995	1.63%, due 2/15/26	6,450
3,455	2.25%, due 2/15/27	3,325

	Total U.S. Treasury Obligations (Cost $128,864)	128,248

U.S. Government Agency Securities 2.3%
2,660	Federal Home Loan Bank, 5.50%, due 7/15/36	3,549
1,700	Federal National Mortgage Association, 6.63%, due 11/15/30	2,332
1,200	Federal National Mortgage Association, 1.60%, due 12/24/20	1,175
2,455	Residual Funding Corp., 0.00%, due 4/15/30	1,672	(e)

	Total U.S. Government Agency Securities (Cost $8,759)	8,728

Mortgage-Backed Securities 33.4%

Collateralized Mortgage Obligations 0.0%(f)
16	Fannie Mae Whole Loan, Ser. 2003-W5, Class A, 1 month USD LIBOR + 0.11%, (1.67%), due 4/25/33	15	(g)

Commercial Mortgage-Backed 5.1%
1,849	CGMS Commercial Mortgage Trust, Ser. 2017-B1, Class A1, 2.01%, due 8/15/50	1,821
	Citigroup Commercial Mortgage Trust
4,833	Ser. 2014-GC25, Class XA, 1.04%, due 10/10/47	267	(h)(i)
2,584	Ser. 2015-GC27, Class XA, 1.41%, due 2/10/48	192	(h)(i)
550	Ser. 2015-P1, Class A5, 3.72%, due 9/15/48	566
450	Ser. 2016-GC36, Class A5, 3.62%, due 2/10/49	458
725	Ser. 2017-C4, Class A4, 3.47%, due 10/12/50	730
6,749	Commercial Mortgage Loan Trust, Ser. 2014-CR17, Class XA, 1.12%, due 5/10/47	307	(h)(i)
	Commercial Mortgage Trust
6,887	Ser. 2014-CR16, Class XA, 1.17%, due 4/10/47	306	(h)(i)
4,377	Ser. 2014-LC15, Class XA, 1.32%, due 4/10/47	213	(h)(i)
3,897	Ser. 2014-UBS3, Class XA, 1.30%, due 6/10/47	201	(h)(i)
4,837	Ser. 2014-UBS6, Class XA, 1.02%, due 12/10/47	223	(h)(i)
335	Ser. 2015-LC21, Class A4, 3.71%, due 7/10/48	344
534	Ser. 2017-COR2, Class A1, 2.11%, due 9/10/50	525
	CSAIL Commercial Mortgage Trust
353	Ser. 2016-C7, Class A5, 3.50%, due 11/15/49	356
590	Ser. 2017-CX9, Class A1, 2.02%, due 9/15/50	581
1,970	Freddie Mac Multifamily, Ser. 2017-KT01, Class A, 1 month USD LIBOR + 0.32%, (1.88%), due 2/25/20	1,976	(g)
	GS Mortgage Securities Trust
11,685	Ser. 2014-GC18, Class XA, 1.12%, due 1/10/47	530	(h)(i)
335	Ser. 2015-GC32, Class A4, 3.76%, due 7/10/48	346
442	Ser. 2015-GC34, Class AAB, 3.28%, due 10/10/48	446
355	JPMBB Commercial Mortgage Securities Trust, Ser. 2016-C1, Class A5, 3.58%, due 3/15/49	361
	Morgan Stanley Bank of America Merrill Lynch Trust
4,592	Ser. 2014-C16, Class XA, 1.16%, due 6/15/47	211	(h)(i)
710	Ser. 2015-C24, Class A4, 3.73%, due 5/15/48	733
594	Ser. 2017-C34, Class A1, 2.11%, due 11/15/52	587
	UBS Commercial Mortgage Trust
1,202	Ser. 2017-C2, Class A1, 2.01%, due 8/15/50	1,184
500	Ser. 2017-C2, Class A4, 3.49%, due 8/15/50	503
728	Ser. 2017-C4, Class A1, 2.13%, due 10/15/50	719
	Wells Fargo Commercial Mortgage Trust
500	Ser. 2015-C29, Class A4, 3.64%, due 6/15/48	510
225	Ser. 2016-LC24, Class A4, 2.94%, due 10/15/49	218
950	Ser. 2016-NXS6, Class A4, 2.92%, due 11/15/49	918
755	Ser. 2017-C39, Class A1, 1.98%, due 9/15/50	742
580	Ser. 2017-C39, Class A5, 3.42%, due 9/15/50	581
500	Ser. 2015-C30, Class A4, 3.66%, due 9/15/58	511
445	Ser. 2016-LC25, Class A4, 3.64%, due 12/15/59	452
	WF-RBS Commercial Mortgage Trust
6,366	Ser. 2014-C25, Class XA, 0.92%, due 11/15/47	283	(h)(i)
15,292	Ser. 2014-C22, Class XA, 0.91%, due 9/15/57	645	(h)(i)
		19,546
Fannie Mae 14.8%
	Pass-Through Certificates
9,687	3.00%, due 9/1/27 – 2/1/47	9,576
11,620	3.50%, due 1/1/27 – 12/1/47	11,777	(j)
14,078	4.00%, due 1/1/41 – 8/1/47	14,589
4,172	4.50%, due 7/1/23 – 1/1/47	4,420
2,470	5.00%, due 3/1/21 – 10/1/41	2,652
2,163	5.50%, due 11/1/22 – 3/1/41	2,360
741	6.00%, due 3/1/33 – 11/1/38	832
1,640	3.00%, TBA, 15 Year Maturity	1,648	(k)
4,625	3.50%, TBA, 30 Year Maturity	4,669	(k)
4,205	4.00%, TBA, 30 Year Maturity	4,343	(k)
		56,866
Freddie Mac 10.5%
	Pass-Through Certificates
5,059	3.00%, due 2/1/32 – 4/1/47	4,981
8,648	3.50%, due 7/1/42 – 10/1/47	8,756	(j)
10,419	4.00%, due 11/1/40 – 11/1/47	10,780
2,473	4.50%, due 6/1/39 – 5/1/47	2,610
1,119	5.00%, due 5/1/23 – 5/1/41	1,199
724	5.50%, due 12/1/22 – 11/1/38	793
13	6.00%, due 12/1/37	15
3	6.50%, due 11/1/25	4
2,020	3.00%, TBA, 15 Year Maturity	2,029	(k)
4,585	3.50%, TBA, 30 Year Maturity	4,629	(k)
4,110	4.00%, TBA, 30 Year Maturity	4,247	(k)
		40,043
Ginnie Mae 3.0%
	Pass-Through Certificates
935	3.00%, due 3/20/45 – 2/20/47	927
4,335	3.50%, due 1/20/43 – 12/20/47	4,419
1,603	4.00%, due 11/20/44 – 7/20/47	1,665
4,420	3.50%, TBA, 30 Year Maturity	4,499	(k)
		11,510

	Total Mortgage-Backed Securities (Cost $131,726)	127,980

Corporate Bonds 22.5%

Agriculture 0.5%
1,800	BAT Capital Corp., 4.54%, due 8/15/47	1,855	(l)

Auto Manufacturers 0.2%
840	General Motors Financial Co., Inc., 4.30%, due 7/13/25	858

Banks 7.3%
1,295	Banco Santander SA, 3.80%, due 2/23/28	1,287
2,015	Barclays PLC, 3.68%, due 1/10/23	2,031	(m)
1,910	Citibank N.A., 2.00%, due 3/20/19	1,902
1,280	Citigroup, Inc., 2.70%, due 3/30/21	1,272	(m)
	Goldman Sachs Group, Inc.
1,310	3 month USD LIBOR + 1.51%, (3.69%), due 6/5/28	1,304	(g)
2,380	3 month USD LIBOR + 1.16%, (3.81%), due 4/23/29	2,386	(g)
1,030	3 month USD LIBOR + 3.74%, (4.02%), due 10/31/38	1,041	(g)
1,000	5.15%, due 5/22/45	1,141	(m)
2,045	HSBC Holdings PLC, 5 year USD ICE Swap + 3.75%, (6.00%), due 12/31/99	2,140	(g)
	JPMorgan Chase & Co.
1,720	3 month USD LIBOR + 1.16%, (3.22%), due 3/1/25	1,704	(g)
975	3 month USD LIBOR + 1.36%, (3.88%), due 7/24/38	986	(g)
950	3 month USD LIBOR + 1.22%, (3.90%), due 1/23/49	953	(g)
2,360	KFW, 2.38%, due 12/29/22	2,325
	Morgan Stanley
1,035	2.50%, due 4/21/21	1,022	(m)
1,095	2.75%, due 5/19/22	1,079
1,400	3.63%, due 1/20/27	1,403	(m)
1,910	3 month USD LIBOR + 1.14%, (3.77%), due 1/24/29	1,920	(g)
2,000	Westpac Banking Corp., 1 month USD LIBOR + 2.89%, (5.00%), due 12/31/99	1,979	(g)
		27,875
Beverages 0.2%
660	Anheuser-Busch InBev Finance, Inc., 4.70%, due 2/1/36	729

Computers 1.8%
1,155	Apple, Inc., 4.65%, due 2/23/46	1,314
	Diamond 1 Finance Corp./Diamond 2 Finance Corp.
2,595	5.45%, due 6/15/23	2,788	(l)
1,065	6.02%, due 6/15/26	1,166	(l)(m)
1,650	HP Enterprise Co., 4.90%, due 10/15/25	1,728	(m)
		6,996
Electric 0.4%
1,405	Duke Energy Corp., 1.80%, due 9/1/21	1,354	(m)

Food 0.7%
1,615	Grupo Bimbo SAB de CV, 4.70%, due 11/10/47	1,598	(l)
995	Kroger Co., 4.45%, due 2/1/47	994
		2,592
Healthcare-Products 0.7%
	Abbott Laboratories
1,410	2.35%, due 11/22/19	1,406	(m)
1,060	4.90%, due 11/30/46	1,209	(m)
		2,615

Iron - Steel 0.3%
935	Vale Overseas Ltd., 6.25%, due 8/10/26	1,085

Media 2.5%
	Charter Communications Operating LLC/Charter Communications Operating Capital
1,450	3.58%, due 7/23/20	1,469	(m)
2,900	4.91%, due 7/23/25	3,032	(m)
865	6.48%, due 10/23/45	1,017	(m)
1,695	5.38%, due 5/1/47	1,750
	Discovery Communications LLC
975	5.00%, due 9/20/37	996	(m)
760	5.20%, due 9/20/47	778	(m)
625	Viacom, Inc., 4.38%, due 3/15/43	572
		9,614
Miscellaneous Manufacturer 1.2%
4,740	General Electric Co., Ser. D, 3 month USD LIBOR + 3.33%, (5.00%), due 12/29/49	4,787	(g)

Oil & Gas 0.9%
995	Hess Corp., 4.30%, due 4/1/27	1,001	(m)
940	Noble Energy, Inc., 5.05%, due 11/15/44	1,035
1,250	Petroleos Mexicanos, 6.50%, due 3/13/27	1,366	(l)
		3,402
Pharmaceuticals 1.1%
	AbbVie, Inc.
1,215	2.50%, due 5/14/20	1,211	(m)
1,110	4.70%, due 5/14/45	1,216
1,685	Shire Acquisitions Investments Ireland DAC, 1.90%, due 9/23/19	1,663	(m)
		4,090
Pipelines 1.1%
	Energy Transfer Partners L.P.
650	4.15%, due 10/1/20	669
745	6.50%, due 2/1/42	856	(m)
1,520	Kinder Morgan, Inc., 5.55%, due 6/1/45	1,677
1,115	MPLX L.P., 4.13%, due 3/1/27	1,132
		4,334
REITS 0.6%
1,135	Corporate Office Properties L.P., 3.60%, due 5/15/23	1,120	(m)
1,195	EPR Properties, 4.50%, due 6/1/27	1,183
		2,303
Semiconductors 0.9%
	Broadcom Corp./Broadcom Cayman Finance Ltd.
1,425	2.38%, due 1/15/20	1,410	(l)
2,180	3.88%, due 1/15/27	2,122	(l)
		3,532
Software 0.2%
865	Microsoft Corp., 3.70%, due 8/8/46	877

Telecommunications 1.9%
	AT&T, Inc.
1,865	5.25%, due 3/1/37	1,973	(m)
1,155	4.75%, due 5/15/46	1,128	(m)
2,045	5.45%, due 3/1/47	2,185	(m)
	Verizon Communications, Inc.
820	4.13%, due 8/15/46	767
1,300	4.67%, due 3/15/55	1,274
		7,327

	Total Corporate Bonds (Cost $85,469)	86,225

Asset-Backed Securities 12.4%
1,400	Aames Mortgage Investment Trust, Ser. 2006-1, Class A4, 1 month USD LIBOR + 0.56%, (2.12%), due 4/25/36	1,382	(g)
1,350	ACE Securities Corp. Home Equity Loan Trust, Ser. 2005-HE3, Class M3, 1 month USD LIBOR + 0.71%, (2.27%), due 5/25/35	1,340	(g)
794	Ally Auto Receivables Trust, Ser. 2017-3, Class A2, 1.53%, due 3/16/20	792
4,180	American Express Credit Account Master Trust, Ser. 2013-1, Class A, 1 month USD LIBOR + 0.42%, (1.98%), due 2/16/21	4,188	(g)
530	Ameriquest Mortgage Securities, Inc., Ser. 2005-R7, Class M2, 1 month USD LIBOR + 0.50%, (2.06%), due 9/25/35	532	(g)
	Asset Backed Funding Certificates
200	Ser. 2003-OPT1, Class A3, 1 month USD LIBOR + 0.68%, (2.24%), due 4/25/33	197	(g)
1,124	Ser. 2004-OPT3, Class A4, 1 month USD LIBOR + 0.78%, (2.34%), due 11/25/33	1,113	(g)
960	Bank of America Credit Card Trust, Ser. 2015-A2, Class A, 1.36%, due 9/15/20	959
6,740	Capital One Multi-Asset Execution Trust, Ser. 2017-A1, Class A1, 2.00%, due 1/17/23	6,680
1,100	Centex Home Equity Loan Trust, Ser. 2005-D, Class M3, 1 month USD LIBOR + 0.48%, (2.04%), due 10/25/35	1,101	(g)
15	Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2004-1, Class 2A2, 1 month USD LIBOR + 0.46%, (2.02%), due 12/25/33	15	(g)
	Chase Issuance Trust
440	Ser. 2015-A5, Class A5, 1.36%, due 4/15/20	440
3,490	Ser. 2016-A2, Class A, 1.37%, due 6/15/21	3,449
	Citibank Credit Card Issuance Trust
6,540	Ser. 2016-A1, Class A1, 1.75%, due 11/19/21	6,469
2,940	Ser. 2018-A1, Class A1, 2.49%, due 1/20/23	2,940	(n)
55	Citigroup Mortgage Loan Trust, Inc., Ser. 2006-WFH1, Class M2, 1 month USD LIBOR + 0.56%, (2.12%), due 1/25/36	55	(g)
	Countrywide Asset-Backed Certificates
235	Ser. 2004-5, Class 1A, 1 month USD LIBOR + 0.50%, (2.06%), due 10/25/34	232	(g)
669	Ser. 2005-15, Class 2AV3, 1 month USD LIBOR + 0.37%, (1.93%), due 4/25/36	649	(g)
9	Fannie Mae Grantor Trust, Ser. 2002-T5, Class A1, 1 month USD LIBOR + 0.12%, (1.79%), due 5/25/32	9	(g)
775	First Franklin Mortgage Loan Trust, Ser. 2005-FF3, Class M5, 1 month USD LIBOR + 0.98%, (2.54%), due 4/25/35	769	(g)
2,022	Home Equity Asset Trust, Ser. 2003-5, Class A1, 1 month USD LIBOR + 0.58%, (2.14%), due 12/25/33	1,939	(g)
1,380	IndyMac Residential Asset-Backed Trust, Ser. 2005-D, Class AII4, 1 month USD LIBOR + 0.35%, (1.91%), due 3/25/36	1,376	(g)
	Morgan Stanley ABS Capital I, Inc. Trust
547	Ser. 2003-HE1, Class M1, 1 month USD LIBOR + 1.20%, (2.76%), due 5/25/33	542	(g)
790	Ser. 2004-NC1, Class M1, 1 month USD LIBOR + 1.05%, (2.61%), due 12/27/33	792	(g)
	Navient Student Loan Trust
546	Ser. 2016-6A, Class A1, 1 month USD LIBOR + 0.48%, (2.04%), due 3/25/66	547	(g)(l)
872	Ser. 2017-3A, Class A1, 1 month USD LIBOR + 0.30%, (1.86%), due 7/26/66	873	(g)(l)
516	Ser. 2017-1A, Class A1, 1 month USD LIBOR + 0.40%, (1.96%), due 7/26/66	516	(g)(l)
1,520	Ser. 2017-4A, Class A1, 1 month USD LIBOR + 0.24%, (1.80%), due 9/27/66	1,520	(g)(l)
464	Popular ABS Mortgage Pass-Through Trust, Ser. 2005-2, Class AV1B, 1 month USD LIBOR + 0.26%, (1.82%), due 4/25/35	459	(g)
1,350	Residential Asset Securities Corp., Ser. 2005-KS12, Class M2, 1 month USD LIBOR + 0.46%, (2.02%), due 1/25/36	1,343	(g)
750	Residential Asset Mortgage Products, Inc., Ser. 2005-RS4, Class M3, 1 month USD LIBOR + 0.48%, (2.04%), due 4/25/35	744	(g)
9	Saxon Asset Securities Trust, Ser. 2004-1, Class A, 1 month USD LIBOR + 0.54%, (2.10%), due 3/25/35	9	(g)
900	Soundview Home Equity Loan Trust, Ser. 2005-OPT3, Class M1, 1 month USD LIBOR + 0.47%, (2.03%), due 11/25/35	887	(g)
4	Specialty Underwriting & Residential Finance, Ser. 2003-BC1, Class A, 1 month USD LIBOR + 0.68%, (2.24%), due 1/25/34	4	(g)
1,359	Toyota Auto Receivables Owner Trust, Ser. 2017-B, Class A2A, 1.46%, due 1/15/20	1,355
	1,350	Verizon Owner Trust, Ser. 2016-2A, Class A, 1.68%, due 5/20/21	1,338	(l)

		Total Asset-Backed Securities (Cost $46,326)	47,555

Foreign Government Securities 0.8%
EUR	1,790	Italy Buoni Poliennali Del Tesoro, 2.70%, due 3/1/47	2,080	(o)
	$1,100	Mexico Government International Bond, 3.75%, due 1/11/28	1,079

		Total Foreign Government Securities (Cost $3,126)	3,159

Developed Markets Ex- U.S. 0.9%
Regional(province) 0.9%
	1,800	Province of New Brunswick Canada, 2.75%, due 6/15/18	1,805
	1,875	Province of Ontario Canada, 1.20%, due 2/14/18	1,875

		Total Developed Markets Ex- U.S. (Cost $3,684)	3,680

NUMBER OF SHARES

Short-Term Investments 1.3%

Investment Companies 1.3%
	4,952,767	State Street Institutional U.S. Government Money Market Fund Premier Class, 1.24%(p) (Cost $4,953)	4,953	(m)

		Total Investments 107.1% (Cost $412,907)	410,528

		Liabilities Less Other Assets (7.1)%	(27,324)	(q)

		Net Assets 100.0%	$383,204

(a)	Principal amount is stated in the currency in which the security is denominated. EUR=Euro
(b)	Rate shown was the discount rate at the date of purchase.
(c)	All or a portion of the security is pledged as collateral for futures.
(d)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(e)	Principal only security. This security entitles the holder to receive principal payments from an underlying pool of assets or on the security itself.
(f)	Represents less than 0.05% of net assets.
(g)
Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2018 and changes periodically.

Benchmarks for Variable/Floating Rates:

LIBOR (USD)= London Interbank Offered Rate

(h)	Weighted average coupon that changes/updates periodically. Rate shown is the rate at January 31, 2018.
(i)
Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(j)	When-issued security. Total value of all such securities at January 31, 2018 amounted to approximately $2,146,000, which represents 0.6% of net assets of the Fund.
(k)
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total value of all such securities (excluding forward sales contracts, if any) at January 31, 2018 amounted to approximately $26,064,000, which represents 6.8% of net assets of the Fund.

(l)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2018, these securities amounted to approximately $17,099,000, which represents 4.5% of net assets of the Fund. These securities have been deemed by the investment manager to be liquid.

(m)	All or a portion of this security is segregated in connection with obligations for to be announced securities, futures and/or when-issued securities with a total value of approximately $37,113,000.
(n)	Value determined using significant unobservable inputs.
(o)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at January 31, 2018 amounted to approximately $2,080,000, which represents 0.5% of net assets of the Fund.

(p)	Represents 7-day effective yield as of January 31, 2018.
(q)	Includes the impact of the Fund's open positions in derivatives at January 31, 2018.

See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund
(Unaudited) (cont’d)

Derivative Instruments

Futures contracts ("futures")

At January 31, 2018, open positions in futures for the Fund were as follows:
Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
2/2018	123	Brazilian Real	$3,848,055	$(40,949)
3/2018	17	Japanese Yen	1,952,663	(6,631)
3/2018	147	Mexican Peso	3,919,755	105,246
3/2018	142	U.S. Treasury Note, 10 Year	17,264,094	(421,957)
3/2018	4	U.S. Treasury Ultra Long Bond	647,750	(17,296)
3/2018	130	U.S. Treasury Note, 5 Year	14,912,422	(245,417)
Total Long Positions			$42,544,739	$(627,004)
Short Futures:
Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2018	111	Euro-Bobl Bond	$(17,977,578)	$134,909
3/2018	43	Euro-Bund	(8,478,866)	61,666
3/2018	11	Euro-Buxl Bond, 30 Year	(2,208,891)	7,346
3/2018	16	Euro	(2,489,500)	(49,998)
3/2018	43	U.S. Dollar Interest Rate Swap, 10 Year	(4,093,063)	127,714
3/2018	55	U.S. Long Bond	(8,129,688)	103,640
3/2018	55	U.S. Treasury Note, Ultra 10 Year	(7,161,172)	156,702
3/2018	52	United Kingdom Long Gilt Bond	(9,017,862)	147,501
Total Short Positions			$(59,556,620)	$689,480
Total Futures				$62,476

 At January 31, 2018, the Fund had securities pledged in the amount of $1,592,704 to cover collateral requirements on open futures.

Schedule of Investments Core Bond Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3(b)	Total
Investments:
U.S. Treasury Obligations	$—	$128,248	$—	$128,248
U.S. Government Agency Securities	—	8,728	—	8,728
Mortgage-Backed Securities(a)	—	127,980	—	127,980
Corporate Bonds(a)	—	86,225	—	86,225
Asset-Backed Securities	—	44,615	2,940	47,555
Foreign Government Securities	—	3,159	—	3,159
Developed Markets Ex- U.S.	—	3,680	—	3,680
Short-Term Investments	—	4,953	—	4,953
Total Investments	$—	$407,588	$2,940	$410,528

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 11/1/2017	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of 1/31/2018	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2018
Investments in Securities:

Asset-Backed Securities(c)	$—	$—	$—	$—	$2,940	$—	$—	$—	$2,940	$—
Total	$—	$—	$—	$—	$2,940	$—	$—	$—	$2,940	$—

(c) Securities  categorized as Level 3 were valued based on a single quotation obtained from a dealer.  The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs in formulating such quotation.

 As of the period ended January 31, 2018, no securities were transferred from one level (as of October 31, 2017) to another.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of January 31, 2018:

Other Financial Instruments
(000's omitted)	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$844	$—	$—	$844
Liabilities	(782)	—	—	(782)
Total	$62	$—	$—	$62

(a)	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

Schedule of Investments Core Plus Fund
(Unaudited) January 31, 2018

PRINCIPAL AMOUNT(a)			VALUE†
(000's omitted)			(000's omitted)

U.S. Treasury Obligations 23.9%
	$100	U.S. Treasury Bill, 1.15%, due 5/24/18	$100	(b)(c)
		U.S. Treasury Inflation-Indexed Bonds
	518	3.88%, due 4/15/29	696	(d)
	145	0.63%, due 2/15/43	140	(d)
		U.S. Treasury Notes
	650	1.38%, due 11/30/18	647
	585	1.50%, due 1/31/19 – 3/31/23	560
	560	2.75%, due 2/15/24	564

		Total U.S. Treasury Obligations (Cost $2,744)	2,707

Mortgage-Backed Securities 41.0%

Collateralized Mortgage Obligations 4.4%
		Fannie Mae Connecticut Avenue Securities
	55	Ser. 2017-C04, Class 2M2, 1 month USD LIBOR + 2.85%, (4.41%), due 11/25/29	58	(e)
	100	Ser. 2017-C05, Class 1M2, 1 month USD LIBOR + 2.20%, (3.76%), due 1/25/30	101	(e)(f)
	20	Ser. 2017-C06, Class 1M2, 1 month USD LIBOR + 2.65%, (4.21%), due 2/25/30	21	(e)
	20	Ser. 2017-C06, Class 2M2, 1 month USD LIBOR + 2.80%, (4.36%), due 2/25/30	21	(e)
	40	Ser. 2017-C07, Class 2M2, 1 month USD LIBOR + 2.50%, (4.06%), due 5/25/30	41	(e)
	250	Freddie Mac Structured Agency Credit Risk Debt Notes, Ser. 2017-HQA2, Class M2, 1 month USD LIBOR + 2.65%, (4.21%), due 12/25/29	260	(e)
			502

Fannie Mae 13.7%
		Pass-Through Certificates
	115	3.00%, due 11/1/45 – 9/1/46	113
	426	3.50%, due 8/1/45 – 8/1/47	432	(g)
	403	4.00%, due 7/1/46 – 12/1/47	416	(g)
	260	3.50%, TBA, 30 Year Maturity	262	(h)
	320	4.00%, TBA, 30 Year Maturity	330	(h)
			1,553
Freddie Mac 22.9%
		Pass-Through Certificates
	546	3.00%, due 1/1/29 – 4/1/47	543
	128	3.50%, due 11/1/42 – 10/1/47	130	(g)
	378	4.00%, due 1/1/40 – 6/1/47	390	(g)
	200	3.00%, TBA, 15 Year Maturity	201	(h)
	790	3.50%, TBA, 30 Year Maturity	798	(h)
	515	4.00%, TBA, 30 Year Maturity	532	(h)
			2,594

		Total Mortgage-Backed Securities (Cost $4,700)	4,649

Corporate Bonds 34.8%

Agriculture 0.5%
	55	BAT Capital Corp., 4.54%, due 8/15/47	57	(f)(i)

Auto Manufacturers 2.8%
	100	Ford Motor Credit Co. LLC, 3.66%, due 9/8/24	99	(f)
	40	General Motors Co., 6.75%, due 4/1/46	50	(f)
	35	General Motors Financial Co., Inc., 3.15%, due 6/30/22	35	(f)
EUR	100	Volkswagen Int'l Finance NV, 10 year EUR Swap + 3.37%, (3.88%), due 12/31/99	131	(e)(j)
			315
Banks 9.2%
	$100	Bank of America Corp., 4.20%, due 8/26/24	104	(f)
	200	Barclays PLC, 3.68%, due 1/10/23	202	(f)
	100	Citigroup, Inc., 4.40%, due 6/10/25	104	(f)
	50	Goldman Sachs Group, Inc., 4.25%, due 10/21/25	51	(f)
	100	HSBC Holdings PLC, 5 year USD ICE Swap + 3.75%, (6.00%), due 12/31/99	105	(e)(f)
	90	Morgan Stanley, 5.00%, due 11/24/25	97	(f)
	100	Royal Bank of Scotland Group PLC, 3 month USD LIBOR + 1.48%, (3.50%), due 5/15/23	100	(e)(f)
	200	UBS Group AG, 5 year USD Swap + 4.59, (6.88%), due 12/29/49	222	(e)(f)(j)
	55	Westpac Banking Corp., 5 year USD ICE Swap + 2.89%, (5.00%), due 12/31/99	54	(e)(f)
			1,039
Computers 2.7%
	185	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.45%, due 6/15/23	199	(f)(i)
	100	HP Enterprise Co., 4.90%, due 10/15/25	105	(f)
			304
Diversified Financial Services 0.9%
	100	Discover Financial Services, 4.10%, due 2/9/27	100	(f)

Food 0.3%
	30	Kroger Co., 4.45%, due 2/1/47	30

Gas 1.3%
GBP	100	Centrica PLC, 5 year GBP Swap + 3.61%, (5.25%), due 4/10/75	152	(e)(j)

Iron - Steel 0.9%
	$90	Vale Overseas Ltd., 6.25%, due 8/10/26	104	(f)

Media 4.2%
EUR	100	Bertelsmann SE & Co. KGaA, 5 year EUR Swap + 3.21%, (3.50%), due 4/23/75	131	(e)(j)
	$185	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, due 7/23/25	193	(f)
		Discovery Communications LLC
	100	4.90%, due 3/11/26	106	(f)
	25	5.00%, due 9/20/37	26	(f)
	20	5.20%, due 9/20/47	20	(f)
			476
Mining 0.9%
	100	Glencore Funding LLC, 4.63%, due 4/29/24	105	(f)(i)

Miscellaneous Manufacturer 1.1%
	130	General Electric Co., Ser. D, 3 month USD LIBOR + 3.33%, (5.00%), due 12/29/49	131	(e)(f)

Oil & Gas 3.4%
	100	Canadian Natural Resources Ltd., 6.25%, due 3/15/38	126	(f)
	100	Hess Corp., 4.30%, due 4/1/27	100	(f)
	55	Noble Energy, Inc., 3.85%, due 1/15/28	55	(f)
	100	Petroleos Mexicanos, 4.63%, due 9/21/23	103	(f)
			384
Pipelines 3.2%
		Energy Transfer Partners L.P.
	50	6.50%, due 2/1/42	57	(f)
	45	Ser. B, 3 month USD LIBOR + 4.16%, (6.63%), due 12/31/99	45	(e)(f)
	100	Enterprise Products Operating LLC, Ser. E, 3 month USD LIBOR + 3.03%, (5.25%), due 8/16/77	100	(e)(f)
	50	Kinder Morgan Energy Partners L.P., 5.50%, due 3/1/44	54	(f)
	100	MPLX L.P., 4.88%, due 12/1/24	107	(f)
			363
Semiconductors 0.5%
	60	Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, due 1/15/27	58	(f)(i)

Telecommunications 2.9%
	150	AT&T, Inc., 3.90%, due 8/14/27	150	(f)
EUR	100	Telefonica Europe BV, 5 year EUR Swap + 2.33%, (2.63%), due 12/31/99	125	(e)(j)
	$50	Verizon Communications, Inc., 4.13%, due 3/16/27	52	(f)
			327

		Total Corporate Bonds (Cost $3,924)	3,945

Asset-Backed Securities 9.0%
	46	Ally Auto Receivables Trust, Ser. 2017-3, Class A2, 1.53%, due 3/16/20	46	(f)
	150	Capital One Multi-Asset Execution Trust, Ser. 2014-A4, Class A4, 1 month USD LIBOR + 0.36%, (1.92%), due 6/15/22	150	(e)(f)
	30	Centex Home Equity Loan Trust, Ser. 2005-D, Class M4, 1 month USD LIBOR + 0.61%, (2.17%), due 10/25/35	30	(e)
		Chase Issuance Trust
	150	Ser. 2015-A5, Class A5, 1.36%, due 4/15/20	150	(f)
	100	Ser. 2016-A2, Class A, 1.37%, due 6/15/21	99
		Citibank Credit Card Issuance Trust
	100	Ser. 2017-A3, Class A3, 1.92%, due 4/7/22	99	(f)
	115	Ser. 2018-A1, Class A1, 2.49%, due 1/20/23	115	(k)
	37	Countrywide Asset-Backed Certificates, Ser. 2004-BC5, Class M5, 1 month USD LIBOR + 1.50%, (3.06%), due 10/25/34	38	(e)
	100	Morgan Stanley Home Equity Loan Trust, Ser. 2005-1, Class M4, 1 month USD LIBOR + 1.05%, (2.61%), due 12/25/34	99	(e)(f)
	79	Navient Student Loan Trust, Ser. 2017-4A, Class A1, 1 month USD LIBOR + 0.24%, (1.80%), due 9/27/66	79	(e)(f)(i)
	100	Verizon Owner Trust, Ser. 2016-2A, Class A, 1.68%, due 5/20/21	99	(f)(i)
	17	Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates, Ser. 2004-1, Class 2A1, 1 month USD LIBOR + 0.30%, (1.86%), due 4/25/34	17	(e)

		Total Asset-Backed Securities (Cost $1,022)	1,021

Foreign Government Securities 12.2%
	30	Bolivian Government International Bond, 4.50%, due 3/20/28	30	(i)
		Brazilian Government International Bond
	45	2.63%, due 1/5/23	43
	30	6.00%, due 4/7/26	33
	25	5.63%, due 2/21/47	25
		Colombia Government International Bond
	30	4.00%, due 2/26/24	31
	20	3.88%, due 4/25/27	20
	20	5.00%, due 6/15/45	21
		Dominican Republic International Bond
	30	5.88%, due 4/18/24	32	(i)
	25	6.88%, due 1/29/26	28	(i)
	20	6.85%, due 1/27/45	22	(i)
	30	Guatemala Government Bond, 4.38%, due 6/5/27	30	(i)
	30	Hungary Government International Bond, 7.63%, due 3/29/41	46
		Indonesia Government International Bond
	70	3.70%, due 1/8/22	72	(f)(i)
	20	4.35%, due 1/8/27	21	(i)
EUR	50	Italy Buoni Poliennali Del Tesoro, 2.70%, due 3/1/47	58	(j)
	$70	Kazakhstan Government International Bond, 5.13%, due 7/21/25	78	(f)(i)
		Mexico Government International Bond
	30	4.15%, due 3/28/27	31
	30	4.35%, due 1/15/47	28
		Morocco Government International Bond
	30	4.25%, due 12/11/22	31	(i)
	20	5.50%, due 12/11/42	23	(i)
	25	Namibia International Bond, 5.25%, due 10/29/25	26	(i)
		Oman Government International Bond
	30	3.88%, due 3/8/22	30	(i)
	20	5.38%, due 3/8/27	20	(i)
	20	6.50%, due 3/8/47	20	(i)
		Panama Government International Bond
	30	3.75%, due 3/16/25	31
	20	3.88%, due 3/17/28	21
	20	4.50%, due 5/15/47	21
	30	Paraguay Government International Bond, 4.70%, due 3/27/27	31	(i)
		Qatar Government International Bond
	30	2.38%, due 6/2/21	29	(i)
	20	3.25%, due 6/2/26	19	(i)
	20	4.63%, due 6/2/46	20	(i)
		Republic of South Africa Government International Bond
	30	4.88%, due 4/14/26	31
	20	4.30%, due 10/12/28	19
	20	5.00%, due 10/12/46	19
	25	Romanian Government International Bond, 6.13%, due 1/22/44	32	(i)
		Saudi Government International Bond
	30	2.38%, due 10/26/21	29	(i)
	20	3.25%, due 10/26/26	19	(i)
	20	4.50%, due 10/26/46	19	(i)
	45	Serbia International Bond, 4.88%, due 2/25/20	46	(i)
	50	Trinidad & Tobago Government International Bond, 4.50%, due 8/4/26	51	(i)
		Turkey Government International Bond
	30	6.25%, due 9/26/22	32
	30	6.00%, due 3/25/27	32
	20	5.75%, due 5/11/47	19
		Uruguay Government International Bond
	30	4.38%, due 10/27/27	32
	30	5.10%, due 6/18/50	33

		Total Foreign Government Securities (Cost $1,388)	1,384

		Total Investments 120.9% (Cost $13,778)	13,706

		Liabilities Less Other Assets (20.9)%	(2,374)	(l)

		Net Assets 100.0%	$11,332

(a)	Principal amount is stated in the currency in which the security is denominated.
	EUR	=	Euro
	GBP	=	Pound Sterling
(b)	Rate shown was the discount rate at the date of purchase.
(c)	All or a portion of the security is pledged as collateral for futures.
(d)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(e)
Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2018 and changes periodically.

Benchmarks for Variable/Floating Rates:

LIBOR (USD) = London Interbank Offered Rate

(f)	All or a portion of this security is segregated in connection with obligations for to be announced securities and futures with a total value of approximately $4,285,000.
(g)	When-issued security. Total value of all such securities at January 31, 2018 amounted to approximately $386,000, which represents 3.4% of net assets of the Fund.
(h)
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total value of all such securities (excluding forward sales contracts, if any) at January 31, 2018 amounted to approximately $2,123,000, which represents 18.7% of net assets of the Fund.

(i)
Securities were purchased under Rule 144A of the 1933 Act, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2018, these securities amounted to approximately $1,355,000, which represents 12.0% of net assets of the Fund. These securities have been deemed by the investment manager to be liquid.

(j)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at January 31, 2018 amounted to approximately $819,000, which represents 7.2% of net assets of the Fund.

(k)	Value determined using significant unobservable inputs.
(l)	Includes the impact of the Fund's open positions in derivatives at January 31, 2018.

See Notes to Schedule of Investments

Schedule of Investments Core Plus Fund
(Unaudited) (cont’d)

Derivative Instruments

Futures contracts ("futures")

At January 31, 2018, open positions in futures for the Fund were as follows:
Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
2/2018	4	Brazilian Real	$125,140	$(1,326)
3/2018	4	Australian Dollar, 10 Year	411,254	474
3/2018	1	Japanese Yen	114,863	(390)
3/2018	4	Mexican Peso	106,660	2,864
3/2018	8	U.S. Treasury Note, 10 Year	972,625	(23,772)
Total Long Positions			$1,730,542	$(22,150)
Short Futures:
Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2018	6	Euro-Bobl Bond	$(971,761)	$6,912
3/2018	2	Euro-Bund	(394,366)	3,968
3/2018	2	Pound Sterling	(177,500)	(7,646)
3/2018	3	Euro	(466,781)	(16,193)
3/2018	6	U.S. Treasury Note, Ultra 10 Year	(781,219)	11,631
3/2018	2	United Kingdom Long Gilt Bond	(346,841)	5,673
Total Short Positions			$(3,138,468)	$4,345
Total Futures				$(17,805)

At January 31, 2018, the Fund had $18,864 deposited in a segregated account to cover margin requirements on open futures. The Fund had securities pledged in the amount of $99,544 to cover collateral requirements on open futures.

Credit default swap contracts ("credit default swaps")

At January 31, 2018, the Fund had outstanding credit default swaps as follows:

Centrally Cleared Credit Default Swaps — Sell Protection

Clearinghouse	Reference Entity	Notional Amount	Financing Rate Received by the Fund	Maturity Date	Upfront Payments (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
ICE Clear Credit LLC	CDX Emerging Markets Index, Ser. 27 V1.	$349,200	1.00%(a)	6/20/2022	$(13,767)	$13,647	$2,139	$2,019

(a)	Payment frequency – quarterly.

Interest rate swap contracts ("interest rate swaps")

At January 31, 2018, the Fund had outstanding centrally cleared interest rate swaps as follows:

Clearinghouse	Notional Amount	Fund Pays/ Receives Floating Rate	Floating Rate Index	Annual Fixed-Rate	Maturity Date	Unrealized Appreciation/ (Depreciation)	Upfront Payments (Receipts)	Accrued Net Interest Receivable/ (Payable)	Value
CME Group, Inc.	$125,000	Receive	3-month USD LIBOR(a)	2.43%(b)	$12/7/2027	$2,910	$451	$(161)	$3,200

(a)	Payment frequency – quarterly.
(b)	Payment frequency – semi-annually.

LIBOR (USD) =   London Interbank Offered Rate

At January 31, 2018, the Fund had $245,606 deposited in a segregated account to cover margin requirements for centrally cleared swaps.

The following is a summary, categorized by Level (see Note A of Notes to Financial Statements), of inputs used to value the Fund's investments as of January 31, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3(b)	Total
Investments:
U.S. Treasury Obligations	$—	$2,707	$—	$2,707
Mortgage-Backed Securities(a)	—	4,649	—	4,649
Corporate Bonds(a)	—	3,945	—	3,945
Asset-Backed Securities	—	906	115	1,021
Foreign Government Securities	—	1,384	—	1,384
Total Investments	$—	$13,591	$115	$13,706

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 11/1/2017	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 1/31/2018	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2018
Investments in Securities:
Asset-Backed Securities (c)	$—	$—	$—	$—	$115	$—	$—	$—	$115	$—
Total	$—	$—	$—	$—	$115	$—	$—	$—	$115	$—

(c) Securities categorized as Level 3 were valued based on a single quotation obtained from a dealer.  The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs in formulating such quotation.

As of the period ended January 31, 2018, no securities were transferred from one level (as of October 31, 2017) to another.

The following is a summary, categorized by Level (see Note A of Notes to Financial Statements), of inputs used to value the Fund's derivatives as of January 31, 2018:

Other Financial Instruments
(000's omitted)	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$31	$—	$—	$31
Liabilities	(49)	—	—	(49)
Swaps
Assets	—	5	—	5
Total	$(18)	$5	$—	$(13)

(a)	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund
(Unaudited) January 31, 2018

PRINCIPAL AMOUNT(a)			VALUE†
(000's omitted)			(000's omitted)

Corporate Bonds 24.7%

Argentina 1.4%
		Aeropuertos Argentina 2000 SA
	$150	6.88%, due 2/1/27	$160	(c)
	200	6.88%, due 2/1/27	214	(d)
	206	Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA, 9.63%, due 7/27/23	229	(c)
	86	Genneia SA, 8.75%, due 1/20/22	94	(c)
		Pampa Energia SA
	257	7.38%, due 7/21/23	278	(c)
	524	7.50%, due 1/24/27	572	(d)
	234	Rio Energy SA/UGEN SA/UENSA SA, 6.88%, due 2/1/25	236	(c)(e)(f)
	667	Tecpetrol SA, 4.88%, due 12/12/22	652	(c)
		YPF SA
	83	BADLARPP + 4.00%, (27.13%), due 7/7/20	76	(d)(g)
	200	8.75%, due 4/4/24	227	(d)
	200	8.50%, due 7/28/25	226	(d)
	206	7.00%, due 12/15/47	196	(c)
			3,160
Austria 0.3%
		JBS Investments GmbH
	400	7.75%, due 10/28/20	411	(d)
	200	7.25%, due 4/3/24	200	(d)
			611
Azerbaijan 0.5%
		Southern Gas Corridor CJSC
	200	6.88%, due 3/24/26	228	(d)
	800	6.88%, due 3/24/26	915	(d)(h)
			1,143
Bahrain 0.1%
	250	Oil and Gas Holding Co. BSCC, 7.50%, due 10/25/27	257	(c)

Belarus 0.1%
	200	Eurotorg LLC Via Bonitron DAC, 8.75%, due 10/30/22	207	(c)

Brazil 3.1%
		Banco do Brasil SA
	284	4.63%, due 1/15/25	279	(c)
	200	10 year CMT + 6.36%, (9.00%), due 6/29/49	216	(d)(g)
	980	CSN Resources SA, 6.50%, due 7/21/20	948	(d)(h)
	379	Gol Finance, Inc., 7.00%, due 1/31/25	379	(c)
	200	GTL Trade Finance, Inc./Gerdau Holdings, Inc., 5.89%, due 4/29/24	217	(d)
	276	MARB BondCo PLC, 6.88%, due 1/19/25	272	(c)
	850	Marfrig Holdings Europe BV, 8.00%, due 6/8/23	889	(d)(h)
		Minerva Luxembourg SA
	200	6.50%, due 9/20/26	201	(d)(h)
	254	6.50%, due 9/20/26	256	(c)
		Petrobras Global Finance BV
	616	7.38%, due 1/17/27	683
	686	6.00%, due 1/27/28	693	(c)
	200	6.88%, due 1/20/40	206
	267	Rede D'or Finance Sarl, 4.95%, due 1/17/28	264	(c)
	200	Rumo Luxembourg Sarl, 7.38%, due 2/9/24	218	(c)
	200	Suzano Austria GmbH, 7.00%, due 3/16/47	232	(c)
		Vale Overseas Ltd.
	117	8.25%, due 1/17/34	157
	150	6.88%, due 11/21/36	189
	400	VM Holding SA Co., 5.38%, due 5/4/27	424	(d)
	200	Votorantim Cimentos SA, 7.25%, due 4/5/41	221	(d)
			6,944
Canada 0.0%(i)
	20	Nexen, Inc., 5.88%, due 3/10/35	24

Chile 0.8%
	422	Banco de Credito e Inversiones, 3.50%, due 10/12/27	407	(c)
	200	Celulosa Arauco y Constitucion SA, 5.50%, due 11/2/47	210	(c)
	390	Cencosud SA, 4.38%, due 7/17/27	384	(c)
	200	Colbun SA, 3.95%, due 10/11/27	198	(c)
	200	Empresa Electrica Guacolda SA, 4.56%, due 4/30/25	192	(d)
	389	Geopark Ltd., 6.50%, due 9/21/24	402	(c)
			1,793
China 2.9%
	212	Alibaba Group Holding Ltd., 4.20%, due 12/6/47	213
	300	Bluestar Finance Holdings Ltd., 3.50%, due 9/30/21	297	(d)
	200	Chalieco Hong Kong Corp. Ltd., 3 year CMT + 8.29%, (5.70%), due 12/29/49	204	(d)(g)
		China Evergrande Group
	400	8.25%, due 3/23/22	420	(d)
	200	8.75%, due 6/28/25	206	(d)
	416	China Minmetals Corp., 5 year CMT + 4.72%, (3.75%), due 12/31/99	405	(d)(g)
	200	China Overseas Finance Cayman VI Ltd., 6.45%, due 6/11/34	243	(d)
	400	China Reinsurance Finance Corp. Ltd., 3.38%, due 3/9/22	389	(d)
	300	China SCE Property Holdings Ltd., 5.88%, due 3/10/22	288	(d)
	200	CNOOC Finance 2015 USA LLC, 3.50%, due 5/5/25	198
	200	CNRC Capitale Ltd., 5 year CMT + 6.08%, (3.90%), due 12/31/99	196	(d)(g)
	200	Country Garden Holdings Co. Ltd., 4.75%, due 7/25/22	200	(d)
	300	Franshion Brilliant Ltd., 5 year USD Swap + 3.86%, (5.75%), due 12/29/49	304	(d)(g)
	200	Golden Eagle Retail Group Ltd., 4.63%, due 5/21/23	187	(d)
	200	Health and Happiness H&H International Holdings Ltd., 7.25%, due 6/21/21	208	(d)
	200	Huarong Finance 2017 Co. Ltd., 5 year CMT + 6.98%, (4.00%), due 12/31/99	197	(d)(g)
	200	Huarong Finance II Co. Ltd., 4.25%, due 11/7/27	193	(d)
	250	Industrial & Commercial Bank of China Ltd., 3.54%, due 11/8/27	243
	200	Longfor Properties Co. Ltd., 3.88%, due 7/13/22	198	(d)
	400	Proven Honour Capital Ltd., 4.13%, due 5/19/25	402	(d)
	300	Shui On Development Holding Ltd., 5 year CMT + 7.63%, (6.40%), due 12/31/99	306	(d)(g)
	312	Sinopec Group Overseas Development 2017 Ltd., 3.25%, due 9/13/27	298	(c)
	300	Sunac China Holdings Ltd., 6.88%, due 8/8/20	301	(d)
	200	Weichai International Hong Kong Energy Group Co. Ltd., 5 year CMT + 6.08%, (3.75%), due 12/31/99	195	(d)(g)
	200	Wisdom Glory Group Ltd., 3 year CMT + 8.67%, (5.25%), due 12/31/99	200	(d)(g)
			6,491
Colombia 1.4%
	200	Banco de Bogota SA, 5.38%, due 2/19/23	211	(d)
	304	Bancolombia SA, 5 year CMT + 2.93%, (4.88%), due 10/18/27	302	(g)
		Ecopetrol SA
	300	7.38%, due 9/18/43	371
	200	5.88%, due 5/28/45	211
		Empresas Publicas de Medellin ESP
COP	1,278,000	8.38%, due 2/1/21	465	(d)(h)
COP	807,000	7.63%, due 9/10/24	289	(c)
COP	1,600,000	8.38%, due 11/8/27	584	(c)
COP	437,000	Financiera de Desarrollo Territorial SA Findeter, 7.88%, due 8/12/24	157	(c)
	$389	Millicom Int'l Cellular SA, 5.13%, due 1/15/28	393	(c)
	100	SUAM Finance B.V., 4.88%, due 4/17/24	106	(d)
			3,089
Ghana 0.1%
	200	Tullow Oil PLC, 6.25%, due 4/15/22	205	(d)

Guatemala 0.4%
	200	Cementos Progreso Trust, 7.13%, due 11/6/23	211	(c)
	250	Central American Bottling Corp., 5.75%, due 1/31/27	262	(c)
	500	Comunicaciones Celulares SA via Comcel Trust, 6.88%, due 2/6/24	527	(d)
			1,000
Hong Kong 1.5%
	250	Bank of East Asia Ltd, 5 year CMT + 3.83%, (5.50%), due 12/29/49	254	(d)(g)
	200	CLP Power HK Finance Ltd., 6 month USD LIBOR + 2.30%, (4.25%), due 5/29/49	202	(d)(g)
	500	Fita Int'l Ltd., 7.00%, due 2/10/20	533
	200	HLP Finance Ltd., 4.45%, due 4/16/21	206	(d)
	400	Melco Resorts Finance Ltd., 4.88%, due 6/6/25	400	(c)
	200	NWD Finance BVI Ltd., 5.75%, due 12/29/49	195	(d)
	300	PCPD Capital Ltd., 4.75%, due 3/9/22	303	(d)
	850	Studio City Co. Ltd., 7.25%, due 11/30/21	897	(d)
		WTT Investment Ltd.
	200	5.50%, due 11/21/22	202	(c)
	200	5.50%, due 11/21/22	202	(d)
			3,394
India 1.7%
		ABJA Investment Co. Pte Ltd.
	200	5.95%, due 7/31/24	210	(d)
	200	5.45%, due 1/24/28	196	(d)
	200	Azure Power Energy Ltd., 5.50%, due 11/3/22	201	(c)
	500	Bharti Airtel Int'l Netherlands BV, 5.13%, due 3/11/23	524	(d)(h)
	212	Greenko Dutch BV, 4.88%, due 7/24/22	211	(c)
	400	IDBI Bank Ltd./DIFC Dubai, 4.25%, due 11/30/20	404	(d)
		JSW Steel Ltd.
	200	4.75%, due 11/12/19	202	(d)
	400	5.25%, due 4/13/22	407	(d)
	200	Jubilant Pharma Ltd., 4.88%, due 10/6/21	199	(d)
	250	Reliance Industries Ltd., 4.88%, due 2/10/45	269	(c)
		Vedanta Resources PLC
	200	6.38%, due 7/30/22	208	(c)
	200	6.38%, due 7/30/22	208	(d)
	200	7.13%, due 5/31/23	214	(d)
	323	Yes Bank Ifsc Banking Unit Branch, 3.75%, due 2/6/23	322	(d)(f)
			3,775
Indonesia 0.7%
	400	Indika Energy Capital III Pte Ltd., 5.88%, due 11/9/24	399	(d)
	200	Indo Energy Finance II BV, 6.38%, due 1/24/23	204	(d)(h)
	200	Minejesa Capital BV, 5.63%, due 8/10/37	210	(c)
	350	Pertamina Persero PT, 5.63%, due 5/20/43	377	(c)
	450	Perusahaan Gas Negara Persero Tbk, 5.13%, due 5/16/24	481	(d)
			1,671
Israel 0.3%
	200	Israel Electric Corp. Ltd., 5.00%, due 11/12/24	215	(c)(d)
		Teva Pharmaceutical Finance Netherlands III BV
	200	2.80%, due 7/21/23	177
	400	3.15%, due 10/1/26	334
			726
Jamaica 0.5%
		Digicel Group Ltd.
	600	8.25%, due 9/30/20	595	(d)
	300	7.13%, due 4/1/22	283	(d)
	300	Digicel Ltd., 6.00%, due 4/15/21	297	(d)
			1,175
Kazakhstan 1.1%
	200	Halyk Savings Bank of Kazakhstan JSC, 7.25%, due 1/28/21	220	(d)
	450	Kazkommertsbank JSC, 5.50%, due 12/21/22	450	(d)
		KazMunayGas National Co. JSC
	600	7.00%, due 5/5/20	644	(c)
	560	5.75%, due 4/19/47	597	(d)
	200	5.75%, due 4/19/47	213	(c)
	250	Nostrum Oil & Gas Finance BV, 8.00%, due 7/25/22	264	(c)
			2,388
Korea 0.3%
	200	Shinhan Bank Co. Ltd., 3.88%, due 3/24/26	198	(c)
		Woori Bank
	200	4.75%, due 4/30/24	208	(c)
	200	5 year CMT + 3.31%, (4.50%), due 12/29/49	199	(c)(g)
			605
Kuwait 0.2%
	200	Kuwait Projects Co. SPC Ltd., 4.50%, due 2/23/27	200	(d)
	200	NBK Tier 1 Financing Ltd., 6 year USD Swap + 4.12%, (5.75%), due 12/29/49	205	(d)(g)
			405
Macau 0.1%
	200	Wynn Macau Ltd., 4.88%, due 10/1/24	198	(c)

Mauritius 0.1%
	318	Liquid Telecommunications Financing PLC, 8.50%, due 7/13/22	340	(c)

Mexico 2.9%
	200	Alfa SAB de CV, 6.88%, due 3/25/44	215	(d)
	300	Banco Inbursa SA Institucion de Banca Multiple, 4.38%, due 4/11/27	299	(d)
	200	Banco Mercantil del Norte SA, 10 year CMT + 5.35%, (7.63%), due 12/31/99	222	(d)(g)
	200	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander, 5 year CMT + 4.58%, (5.95%), due 1/30/24	206	(d)(g)
	220	BBVA Bancomer SA, 5 year CMT + 2.65%, (5.13%), due 1/18/33	218	(c)(g)
MXN	6,480	Comision Federal de Electricidad, Ser. 14-2, 7.35%, due 11/25/25	317
	$203	Cydsa SAB de CV, 6.25%, due 10/4/27	205	(c)
	300	Elementia SAB de CV, 5.50%, due 1/15/25	306	(d)
	200	Infraestructura Energetica Nova SAB de CV, 4.88%, due 1/14/48	192	(c)
	200	Mexichem SAB de CV, 5.88%, due 9/17/44	205	(d)
	409	Mexico City Airport Trust, 5.50%, due 7/31/47	396	(c)
		Petroleos Mexicanos
MXN	$13,180	7.19%, due 9/12/24	634	(d)
	$41	6.88%, due 8/4/26	46
MXN	25,543	Ser. 14-2, 7.47%, due 11/12/26	1,201
	$250	6.50%, due 3/13/27	273	(d)
	750	6.50%, due 6/2/41	775
	130	5.50%, due 6/27/44	119
	92	6.75%, due 9/21/47	96	(c)
	500	PLA Administradora Industrial S de RL de CV, 5.25%, due 11/10/22	521	(d)
			6,446
Nigeria 0.1%
	200	Zenith Bank PLC, 7.38%, due 5/30/22	211	(d)

Panama 0.1%
	200	C&W Senior Financing Designated Activity Co., 6.88%, due 9/15/27	211	(c)

Peru 0.9%
	199	Abengoa Transmision Sur SA, 6.88%, due 4/30/43	220	(c)
	100	BBVA Banco Continental SA, 5 year CMT + 2.75%, (5.25%), due 9/22/29	108	(d)(g)
	225	Fenix Power Peru SA, 4.32%, due 9/20/27	224	(c)
PEN	843	Fondo MIVIVIENDA SA, 7.00%, due 2/14/24	281	(c)
	$205	Inkia Energy Ltd., 5.88%, due 11/9/27	206	(c)
	200	Orazul Energy Egenor S en C por A, 5.63%, due 4/28/27	197	(c)
	200	Petroleos del Peru SA, 4.75%, due 6/19/32	204	(c)
	250	Southern Copper Corp., 6.75%, due 4/16/40	330
	200	Volcan Cia Minera SAA, 5.38%, due 2/2/22	209	(d)
			1,979
Qatar 0.1%
	100	Nakilat, Inc., 6.07%, due 12/31/33	114	(d)

Russia 0.6%
	319	Credit Bank of Moscow Via CBOM Finance PLC, 5.88%, due 11/7/21	333	(c)
	200	Petropavlovsk 2016 Ltd., 8.13%, due 11/14/22	198	(c)
	200	Sberbank of Russia Via SB Capital SA, 5.13%, due 10/29/22	207	(d)
	205	SCF Capital Ltd., 5.38%, due 6/16/23	211	(c)
	300	Vnesheconombank Via VEB Finance PLC, 6.80%, due 11/22/25	343	(d)
			1,292
Singapore 0.2%
	200	Oversea-Chinese Banking Corp. Ltd., 4.25%, due 6/19/24	205	(d)
	250	Parkway Pantai Ltd., 5 year CMT + 4.43%, (4.25%), due 12/31/99	250	(d)(g)
			455
South Africa 0.5%
	400	Eskom Holdings SOC Ltd., 7.13%, due 2/11/25	420	(c)
	400	Gold Fields Orogen Holdings BVI Ltd., 4.88%, due 10/7/20	410	(d)
	280	Stillwater Mining Co., 7.13%, due 6/27/25	295	(c)
			1,125
Supranational 0.1%
	205	Banque Ouest Africaine de Developpement, 5.00%, due 7/27/27	212	(c)

Thailand 0.3%
	200	Krung Thai Bank PCL, 5 year CMT + 3.54%, (5.20%), due 12/26/24	205	(d)(g)
	200	PTT PCL, 4.50%, due 10/25/42	202	(d)
	200	Thai Oil PCL, 3.63%, due 1/23/23	201	(d)
			608
Turkey 0.7%
	200	Akbank TAS, 5.13%, due 3/31/25	196	(c)
	200	Finansbank AS, 4.88%, due 5/19/22	196	(d)
		TC Ziraat Bankasi AS
	200	4.25%, due 7/3/19	200	(d)
	200	5.13%, due 5/3/22	200	(c)
	200	5.13%, due 9/29/23	197	(c)
	300	Turkiye Garanti Bankasi AS, 5 year USD Swap + 4.22%, (6.13%), due 5/24/27	300	(c)(g)
	200	Yapi ve Kredi Bankasi AS, 5.85%, due 6/21/24	200	(c)
			1,489
United Arab Emirates 0.2%
		Abu Dhabi Crude Oil Pipeline LLC
	285	3.65%, due 11/2/29	278	(c)
	283	4.60%, due 11/2/47	285	(c)
			563
Venezuela 0.4%
		Petroleos de Venezuela SA
	748	6.00%, due 5/16/24	176	(d)(j)
	1,631	6.00%, due 11/15/26	379	(d)(j)
	650	5.38%, due 4/12/27	154	(d)(j)
	785	5.38%, due 4/12/27	186	(d)(j)
			895

		Total Corporate Bonds (Cost $55,084)	55,201

Foreign Government Securities 63.3%

Argentina 3.5%
ARS	1,471	Argentina Bonar Bonds, BADLARPP + 2.00%, (24.90%), due 4/3/22	81	(g)
ARS	1,500	Argentina Treasury Bond BONCER, 2.50%, due 7/22/21	101
	$313	Argentine Bonad Bonds, 2.40%, due 3/18/18	313
		Argentine Bonos del Tesoro
ARS	699	22.75%, due 3/5/18	39
ARS	10,656	21.20%, due 9/19/18	583
ARS	5,210	18.20%, due 10/3/21	279
		Argentine Republic Government International Bond
	$238	5.88%, due 1/11/28	232
EUR	1,971	7.82%, due 12/31/33	2,839	(h)
EUR	2,254	2.26%, due 12/31/38	2,019	(k)(h)
EUR	256	2.26%, due 12/31/38	226	(k)
	$317	6.88%, due 1/11/48	307
ARS	11,983	City of Buenos Aires Argentina, BADLARPP + 3.25%, (26.16%), due 3/29/24	612	(g)
EUR	108	Provincia de Buenos Aires, 5.38%, due 1/20/23	142	(c)
			7,773
Azerbaijan 1.0%
		State Oil Co. of the Azerbaijan Republic
	$1,400	4.75%, due 3/13/23	1,432	(d)(h)
	200	6.95%, due 3/18/30	230	(d)
	560	6.95%, due 3/18/30	645	(d)
			2,307
Bahrain 0.1%
	283	Bahrain Government International Bond, 6.75%, due 9/20/29	280	(d)

Belize 0.1%
	311	Belize Government International Bond, 4.94%, due 2/20/34	185	(d)

Bermuda 0.3%
		Bermuda Government International Bond
	400	4.85%, due 2/6/24	429	(d)
	200	3.72%, due 1/25/27	200	(d)
			629
Brazil 3.4%
BRL	1,425	Brazil Letras do Tesouro Nacional, 12.38% - 15.19%, due 1/1/19	421	(b)
	$600	Brazil Minas SPE via State of Minas Gerais, 5.33%, due 2/15/28	609	(d)
		Brazil Notas do Tesouro Nacional
BRL	8,229	Ser. F, 10.00%, due 1/1/21	2,670	(h)
BRL	9,326	Ser. F, 10.00%, due 1/1/23	3,012	(h)
BRL	840	Ser. F, 10.00%, due 1/1/27	268
		Brazilian Government International Bond
	$270	5.63%, due 1/7/41	272
	370	5.00%, due 1/27/45	343
			7,595
Chile 0.3%
		Bonos de la Tesoreria de la Republica en pesos
CLP	205,000	5.00%, due 3/1/35	345
CLP	220,000	6.00%, due 1/1/43	405
			750
Colombia 2.0%
		Colombia Government International Bond
COP	423,000	4.38%, due 3/21/23	141
COP	921,000	9.85%, due 6/28/27	406
	$330	6.13%, due 1/18/41	397
	310	5.63%, due 2/26/44	354
	860	5.00%, due 6/15/45	905
		Colombian TES
COP	1,850,900	Ser. B, 7.00%, due 5/4/22	682	(h)
COP	1,923,200	Ser. B, 10.00%, due 7/24/24	818
COP	799,700	Ser. B, 6.00%, due 4/28/28	271
COP	1,579,200	Ser. B, 7.75%, due 9/18/30	607
			4,581
Costa Rica 0.2%
	$520	Costa Rica Government International Bond, 7.00%, due 4/4/44	545	(d)

Cote D'Ivoire 0.7%
		Ivory Coast Government International Bond
EUR	172	5.13%, due 6/15/25	232	(d)
	$1,460	5.75%, due 12/31/32	1,440	(d)(h)
			1,672
Croatia 1.0%
		Croatia Government International Bond
EUR	795	3.00%, due 3/11/25	1,068	(d)
EUR	360	3.00%, due 3/20/27	481	(d)
EUR	488	2.75%, due 1/27/30	616	(d)
			2,165
Dominican Republic 0.0%(i)
	$100	Dominican Republic International Bond, 6.85%, due 1/27/45	111	(d)

Ecuador 0.3%
		Ecuador Government International Bond
	300	7.95%, due 6/20/24	317	(d)
	200	9.63%, due 6/2/27	227	(d)
	200	8.88%, due 10/23/27	218	(d)
			762
Egypt 1.2%
	800	Egypt Government International Bond, 8.50%, due 1/31/47	916	(d)
		Egypt Treasury Bill
EGP	3,600	Ser. 364D, 19.65%, due 2/6/18	204	(b)
EGP	13,000	Ser. 273D, 18.40%, due 5/22/18	699	(b)
EGP	10,000	Ser. 364D, 21.50%, due 7/10/18	526	(b)
EGP	5,500	Ser. 364D, 17.80%, due 10/2/18	280	(b)
			2,625
El Salvador 0.5%
		El Salvador Government International Bond
	$447	6.38%, due 1/18/27	457	(d)
	67	8.63%, due 2/28/29	79	(d)
	100	7.65%, due 6/15/35	110	(d)
	450	7.63%, due 2/1/41	494	(d)
			1,140
Ghana 0.7%
		Ghana Government Bond
GHS	388	24.50%, due 4/22/19	94
GHS	194	24.00%, due 9/9/19	48
GHS	2,066	24.75%, due 7/19/21	567
	$600	Ghana Government International Bond, 10.75%, due 10/14/30	818	(d)
			1,527
Hungary 1.7%
		Hungary Government Bond
HUF	196,700	1.75%, due 10/26/22	803
HUF	439,620	3.00%, due 6/26/24	1,903	(h)
HUF	106,880	3.00%, due 10/27/27	450
	$460	Hungary Government International Bond, 7.63%, due 3/29/41	700
			3,856
Indonesia 5.6%
		Indonesia Government International Bond
EUR	990	3.75%, due 6/14/28	1,433	(d)(h)
	$550	8.50%, due 10/12/35	808	(d)
		Indonesia Treasury Bond
IDR	3,500,000	7.88%, due 4/15/19	270
IDR	11,609,000	7.00%, due 5/15/22	911	(h)
IDR	18,175,000	8.38%, due 3/15/24	1,539	(h)
IDR	30,500,000	7.00%, due 5/15/27	2,381	(h)
IDR	9,975,000	9.00%, due 3/15/29	891
IDR	11,204,000	8.75%, due 5/15/31	969	(h)
IDR	3,500,000	7.50%, due 8/15/32	278
IDR	11,044,000	8.38%, due 3/15/34	935	(h)
IDR	12,683,000	8.25%, due 5/15/36	1,080	(h)
IDR	12,000,000	7.50%, due 5/15/38	950
			12,445
Jamaica 0.1%
	$200	Jamaica Government International Bond, 6.75%, due 4/28/28	229

Jordan 0.1%
	200	Jordan Government International Bond, 7.38%, due 10/10/47	216	(d)

Lebanon 0.2%
		Lebanon Government International Bond
	87	6.85%, due 3/23/27	86	(d)
	281	6.65%, due 2/26/30	266	(d)
			352
Malaysia 4.0%
	1,000	1MDB Global Investments Ltd., 4.40%, due 3/9/23	974	(d)(h)
		Malaysia Government Bond
MYR	6,800	3.26%, due 3/1/18	1,745
MYR	1,000	3.58%, due 9/28/18	257
MYR	6,399	3.49%, due 3/31/20	1,646	(h)
MYR	400	4.05%, due 9/30/21	104
MYR	500	3.80%, due 9/30/22	128
MYR	5,500	3.80%, due 8/17/23	1,405	(h)
MYR	2,300	4.18%, due 7/15/24	599
MYR	2,300	4.06%, due 9/30/24	594
MYR	1,500	3.96%, due 9/15/25	383
MYR	1,835	4.23%, due 6/30/31	459
MYR	350	4.94%, due 9/30/43	91
MYR	2,000	Malaysia Government Investment Issue, 4.07%, due 9/30/26	506
			8,891
Mexico 3.8%
		Mexican Bonos
MXN	44,019	Ser. M, 6.50%, due 6/9/22	2,276	(h)
MXN	33,190	Ser. M20, 10.00%, due 12/5/24	2,019	(h)
MXN	21,255	Ser. M20, 7.50%, due 6/3/27	1,132
MXN	8,388	Ser. M20, 8.50%, due 5/31/29	479
MXN	1,278	Ser. M20, 8.50%, due 5/31/29	73
MXN	3,473	Ser. M, 7.75%, due 5/29/31	187
MXN	3,634	Ser. M30, 8.50%, due 11/18/38	210
MXN	23,200	Ser. M, 7.75%, due 11/13/42	1,239
	$940	Mexico Government International Bond, 5.75%, due 10/12/10	985
			8,600
Mongolia 0.3%
		Mongolia Government International Bond
	400	10.88%, due 4/6/21	473	(d)
	200	8.75%, due 3/9/24	231	(d)
	42	8.75%, due 3/9/24	49	(d)
			753
Morocco 0.4%
EUR	570	Morocco Government International Bond, 3.50%, due 6/19/24	795	(d)

Nigeria 1.3%
		Nigeria Government International Bond
	$530	5.63%, due 6/27/22	550
	200	6.50%, due 11/28/27	208	(d)
	600	7.88%, due 2/16/32	677	(d)
		Nigeria Treasury Bill
NGN	135,981	Ser. 364D, 18.32%, due 4/5/18	367	(b)
NGN	230,000	Ser. 364D, 18.30%, due 8/2/18	594	(b)(l)
NGN	82,500	Ser. 364D, 14.10%, due 8/30/18	209	(b)
NGN	86,500	Ser. 364D, 14.05%, due 9/13/18	219	(b)
			2,824
Oman 0.6%
		Oman Government International Bond
	$430	5.63%, due 1/17/28	434	(d)
	352	6.50%, due 3/8/47	351	(d)
	615	6.75%, due 1/17/48	627	(d)
			1,412
Peru 2.1%
PEN	1,347	Peru Government Bond, 6.15%, due 8/12/32	464	(d)
		Peruvian Government International Bond
PEN	1,641	5.70%, due 8/12/24	564	(c)
PEN	1,156	5.70%, due 8/12/24	397	(d)
PEN	2,308	8.20%, due 8/12/26	910	(d)
PEN	622	6.35%, due 8/12/28	220	(c)
PEN	1,313	6.35%, due 8/12/28	464	(d)
EUR	994	3.75%, due 3/1/30	1,491	(h)
PEN	371	6.95%, due 8/12/31	137	(d)
			4,647
Philippines 0.1%
PHP	12,000	Philippine Government International Bond, 3.90%, due 11/26/22	233

Poland 3.4%
		Poland Government Bond
PLN	4,850	1.75%, due 7/25/21	1,423	(h)
PLN	1,861	5.75%, due 9/23/22	631
PLN	3,272	3.25%, due 7/25/25	981
PLN	1,100	2.50%, due 7/25/26	308
PLN	14,255	2.50%, due 7/25/27	3,937	(h)
PLN	1,000	2.75%, due 4/25/28	279
			7,559

Romania 0.2%
EUR	260	Romanian Government International Bond, 3.88%, due 10/29/35	352	(d)

Russia 5.3%
		Russian Federal Bond - OFZ
RUB	118,964	6.70%, due 5/15/19	2,116	(h)
RUB	61,234	6.80%, due 12/11/19	1,091	(h)
RUB	12,342	7.60%, due 7/20/22	226
RUB	43,851	7.00%, due 1/25/23	787
RUB	269,803	7.75%, due 9/16/26	5,018	(h)
RUB	108,650	7.70%, due 3/23/33	1,987	(h)
	$600	Russian Foreign Bond - Eurobond, 5.25%, due 6/23/47	631	(d)
			11,856
Serbia 0.6%
		Serbia International Bond
	175	4.88%, due 2/25/20	181	(d)
	500	4.88%, due 2/25/20	516	(d)
	470	7.25%, due 9/28/21	531	(d)
	200	7.25%, due 9/28/21	226	(d)
			1,454
South Africa 5.9%
		Republic of South Africa Government Bond
ZAR	1,728	7.75%, due 2/28/23	146
ZAR	1,040	10.50%, due 12/21/26	99
ZAR	45,150	10.50%, due 12/21/26	4,292	(h)
ZAR	26,888	8.00%, due 1/31/30	2,112	(h)
ZAR	1,864	8.50%, due 1/31/37	144
ZAR	19,312	9.00%, due 1/31/40	1,543	(h)
ZAR	23,970	8.75%, due 1/31/44	1,860	(h)
ZAR	25,902	8.75%, due 2/28/48	2,015	(h)
		Republic of South Africa Government International Bond
	$207	4.30%, due 10/12/28	199
	673	5.65%, due 9/27/47	691
			13,101
Sri Lanka 1.3%
		Sri Lanka Government Bonds
LKR	120,000	Ser. A, 11.50%, due 12/15/21	833
LKR	93,000	11.00%, due 6/1/26	646
LKR	27,000	Ser. A, 11.50%, due 8/1/26	194
LKR	69,000	Ser. A, 11.75%, due 6/15/27	499
		Sri Lanka Government International Bond
	$291	6.85%, due 11/3/25	318	(d)
	200	6.83%, due 7/18/26	219	(d)
	200	6.20%, due 5/11/27	210	(d)
			2,919
Thailand 3.3%
		Bank of Thailand Bill
THB	20,850	Ser. 183, 1.35%, due 3/2/18	665	(b)
THB	35,000	Ser. 364, 1.20%, due 3/15/18	1,116	(b)
THB	17,000	Ser. 90, 1.10%, due 4/5/18	541	(b)
THB	8,000	Ser. 364, 1.38%, due 12/6/18	253	(b)
		Thailand Government Bond
THB	27,000	5.13%, due 3/13/18	866
THB	24,828	3.88%, due 6/13/19	820
THB	4,000	3.63%, due 6/16/23	139
THB	19,457	3.85%, due 12/12/25	693
THB	6,500	2.13%, due 12/17/26	203
THB	4,400	4.88%, due 6/22/29	172
THB	38,000	3.65%, due 6/20/31	1,331	(h)
THB	14,500	3.40%, due 6/17/36	491
			7,290
Tunisia 0.2%
EUR	360	Banque Centrale de Tunisie International Bond, 5.63%, due 2/17/24	470	(d)

Turkey 5.2%
		Export Credit Bank of Turkey
	200	5.38%, due 2/8/21	204	(c)
	420	5.38%, due 10/24/23	425	(c)
		Turkey Government Bond
TRY	1,489	7.40%, due 2/5/20	360
TRY	600	10.70%, due 2/17/21	152
TRY	13,502	9.20%, due 9/22/21	3,296	(h)
TRY	2,000	11.00%, due 3/2/22	516
TRY	9,889	8.50%, due 9/14/22	2,335	(h)
TRY	2,442	3.00%, due 8/2/23	657
TRY	1,729	10.60%, due 2/11/26	429
TRY	3,368	11.00%, due 2/24/27	865
TRY	2,906	10.50%, due 8/11/27	721
		Turkey Government International Bond
	$280	4.25%, due 4/14/26	264
	250	4.88%, due 10/9/26	244
	620	6.00%, due 3/25/27	652
	322	5.13%, due 2/17/28	316
	200	5.75%, due 5/11/47	190
			11,626
Ukraine 1.8%
		Ukraine Government International Bond
	271	7.75%, due 9/1/20	291	(c)
	300	7.75%, due 9/1/21	327	(d)
	300	7.75%, due 9/1/25	323	(d)
	500	7.75%, due 9/1/26	534	(d)
	200	7.75%, due 9/1/26	214	(d)
	810	7.75%, due 9/1/27	865	(d)
	866	7.38%, due 9/25/32	880	(d)
	286	IGDCUKR Index, (0.00%), due 5/31/40	194	(c)(g)
	170	IGDCUKR Index, (0.00%), due 5/31/40	115	(d)(g)
	310	Ukreximbank Via Biz Finance PLC, 9.63%, due 4/27/22	338	(c)
			4,081
Uruguay 0.4%
	475	Uruguay Government International Bond, 5.10%, due 6/18/50	516
		Uruguay Monetary Regulation Bill
UYU	5,408	Ser. 0001, 9.04%, due 2/14/18	190	(b)
UYU	2,979	Ser. 0001, 9.75%, due 9/21/18	99	(b)
			805
Venezuela 0.0%(i)
	$372	Venezuela Government International Bond, 8.25%, due 10/13/24	97	(d)(j)

Zambia 0.1%
	220	Zambia Government International Bond, 8.97%, due 7/30/27	244	(d)

		Total Foreign Government Securities (Cost $132,696)	141,754

U.S. Treasury Obligations 1.5%

United States 1.5%
	3,400	U.S. Treasury Bill, 1.67%, due 8/2/18 (Cost $3,372)	3,372	(b)

NUMBER OF SHARES

Short-Term Investments 5.2%

Investment Companies 5.2%
	11,587,842	State Street Institutional U.S. Government Money Market Fund Premier Class, 1.25%(m) (Cost $11,588)	11,588	(h)

		Total Investments 94.7% (Cost $202,740)	$211,915

		Other Assets Less Liabilities 5.3%	11,798	(n)

		Net Assets 100.0%	$223,713

(a)	Principal amount is stated in the currency in which the security is denominated.
	ARS	=	Argentine Peso
	BRL	=	Brazilian Real
	CLP	=	Chilean Peso
	COP	=	Colombian Peso
	EGP	=	Egyptian Pound
	EUR	=	Euro
	GHS	=	Ghanaian Cedi
	HUF	=	Hungarian Forint
	IDR	=	Indonesian Rupiah
	LKR	=	Sri Lanka Rupee
	MXN	=	Mexican Peso
	MYR	=	Malaysian Ringgit
	NGN	=	Nigeria Naira
	PEN	=	Peruvian Nuevo Sol
	PHP	=	Philippine Peso
	PLN	=	Polish Zloty
	RUB	=	Russian Ruble
	THB	=	Thai Baht
	TRY	=	Turkish Lira
	UYU	=	Uruguayan Peso
	ZAR	=	South African Rand
(b)	Rate shown was the discount rate at the date of purchase.
(c)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2018, these securities amounted to approximately $21,607,000, which represents 9.7% of net assets of the Fund. Securities denoted with a (c) but without a (e) have been deemed by the investment manager to be liquid.

(d)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at January 31, 2018 amounted to approximately $58,950,000, which represents 26.4% of net assets of the Fund.

(e)	Illiquid security.
(f)	When-issued security. Total value of all such securities at January 31, 2018 amounted to approximately $558,000, which represents 0.2% of net assets of the Fund.
(g)
Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2018 and changes periodically.

Benchmarks for Variable/Floating Rates:

LIBOR (USD) = London Interbank Offered Rate
BADLARPP = Argentina Deposit Rates Badlar Private Banks
CMT = Constant Maturity Treasury
IGDCUKR = IMF Ukraine GDP Constant Price

(h)	All or a portion of this security is segregated in connection for when-issued securities, futures, forward foreign currency contracts and/or swaps with a total value of approximately $72,910,000.
(i)	Represents less than 0.05% of net assets.
(j)	Defaulted security.
(k)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of January 31, 2018.

(l)	Value determined using significant unobservable inputs.
(m)	Represents 7-day effective yield as of January 31, 2018.
(n)	Includes the impact of the Fund's open positions in derivatives at January 31, 2018.

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund
(Unaudited) (cont’d)

POSITIONS BY INDUSTRY

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Foreign Government*	$134,750	60.2%
Oil & Gas	13,985	6.2%
Banks	11,655	5.2%
Electric	5,304	2.4%
Telecommunications	3,976	1.8%
Real Estate	3,697	1.7%
U.S. Treasury Obligations	3,372	1.5%
Mining	2,901	1.3%
Food	2,613	1.2%
Iron - Steel	2,526	1.1%
Pipelines	1,706	0.7%
Engineering & Construction	1,577	0.7%
Lodging	1,495	0.7%
Diversified Financial Services	1,183	0.5%
Chemicals	903	0.4%
Regional(state/province)	751	0.3%
Pharmaceuticals	710	0.3%
Energy - Alternate Sources	648	0.3%
Municipal	612	0.3%
Gas	595	0.3%
Real Estate Investment Trusts	521	0.2%
Healthcare - Services	514	0.2%
Forest Products & Paper	442	0.2%
Building Materials	432	0.2%
Transportation	429	0.2%
Retail	394	0.2%
Insurance	389	0.2%
Airlines	379	0.2%
Metal Fabricate - Hardware	306	0.1%
Beverages	262	0.1%
Oil & Gas Services	257	0.1%
Holding Companies - Diversified	215	0.1%
Internet	213	0.1%
Multi-National	212	0.1%
Household Products - Wares	208	0.1%
Auto Parts & Equipment	195	0.1%
Short-Term Investments and Other Assets-Net	23,386	10.5%
	$223,713	100.0%

* Foreign governments do not constitute an industry.

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund
(Unaudited) (cont’d)

Derivative Instruments

Futures contracts ("futures")

At January 31, 2018, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2018	56	U.S. Treasury Note, 10 Year	$6,808,375	$(176,088)
3/2018	27	U.S. Treasury Note, 5 Year	3,097,195	(17,971)
Total Long Positions			$9,905,570	$(194,059)
Short Futures:
Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2018	44	Euro-Bund	$(8,676,049)	$217,827
3/2018	11	Euro-Buxl Bond, 30 Year	(2,208,891)	69,628
3/2018	4	U.S. Treasury Long Bond	(591,250)	21,056
3/2018	64	U.S. Treasury Note, 10 Year	(7,781,000)	193,937
3/2018	3	U.S. Treasury Ultra Long Bond	(485,813)	13,917
3/2018	22	U.S. Treasury Note, 5 Year	(2,523,641)	40,966
Total Short Positions			$22,266,644	$557,331
Total Futures				$363,272

At January 31, 2018, the Fund had $163,332 deposited in a segregated account to cover margin requirements on open futures.

Forward foreign currency contracts ("forward contracts")

At January 31, 2018, open forward contracts for the Fund were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

428,101	USD	8,273,060	ARS	JPMorgan Chase Bank N.A.	2/5/2018	$7,402
701,073	BRL	212,724	USD	Goldman Sachs International	2/9/2018	7,100
400,000	BRL	120,988	USD	Goldman Sachs International	2/9/2018	4,433
304,940	BRL	93,063	USD	Goldman Sachs International	2/9/2018	2,552
6,577,241	BRL	2,013,729	USD	Citibank, N.A.	3/6/2018	43,583
546,539	BRL	164,705	USD	Citibank, N.A.	3/6/2018	6,249
296,855	BRL	89,763	USD	Citibank, N.A.	3/6/2018	3,091
1,735,682	BRL	527,884	USD	Goldman Sachs International	3/6/2018	15,024
853,814	BRL	259,226	USD	Goldman Sachs International	3/6/2018	7,840
632,559	BRL	191,163	USD	JPMorgan Chase Bank N.A.	3/6/2018	6,696
835,234	BRL	257,185	USD	Goldman Sachs International	4/9/2018	3,158
370,320	USD	1,180,764	BRL	Goldman Sachs International	4/9/2018	2,275
19,855,666	BRL	6,071,883	USD	JPMorgan Chase Bank N.A.	4/9/2018	117,140
1,723,077	BRL	528,924	USD	Goldman Sachs International	4/16/2018	7,707
543,540	USD	1,723,077	BRL	Goldman Sachs International	4/16/2018	6,909
420,136,957	COP	145,688	USD	Citibank, N.A.	3/16/2018	1,965
8,488,912,765	COP	2,943,910	USD	JPMorgan Chase Bank N.A.	3/16/2018	39,439
72,370	USD	205,490,454	COP	JPMorgan Chase Bank N.A.	3/16/2018	152
766,811,890	COP	265,954	USD	Goldman Sachs International	4/16/2018	2,932
271,466	USD	766,811,890	COP	Goldman Sachs International	4/16/2018	2,578
2,757,702	EUR	70,366,979	CZK	Citibank, N.A.	2/6/2018	32,499
3,320,836	EUR	84,829,301	CZK	Goldman Sachs International	2/6/2018	43,709
45,226,440	CZK	2,178,635	USD	Citibank, N.A.	3/15/2018	47,893
897,692	EUR	22,894,970	CZK	Citibank, N.A.	4/9/2018	9,361
1,144,929	EUR	30,575,340	CZK	Goldman Sachs International	9/27/2018	74,477
1,105,446	EUR	29,341,852	CZK	Goldman Sachs International	12/20/2018	61,942
431,730	EUR	11,531,503	CZK	Goldman Sachs International	12/20/2018	27,797
118,192	EUR	3,150,395	CZK	Goldman Sachs International	12/20/2018	7,284
327,275	EUR	8,403,909	CZK	Standard Chartered Bank	12/20/2018	4,189
7,251,053	USD	5,823,652	EUR	Citibank, N.A.	2/5/2018	19,327
3,631,498	EUR	4,306,220	USD	JPMorgan Chase Bank N.A.	2/5/2018	203,321
1,560,495	EUR	1,851,685	USD	JPMorgan Chase Bank N.A.	2/5/2018	86,115
903,696	EUR	1,089,989	USD	JPMorgan Chase Bank N.A.	2/5/2018	32,208
918,062	EUR	1,114,854	USD	JPMorgan Chase Bank N.A.	2/5/2018	25,182
534,505	EUR	643,649	USD	JPMorgan Chase Bank N.A.	2/5/2018	20,092
269,999	EUR	325,562	USD	JPMorgan Chase Bank N.A.	2/5/2018	9,719
269,068	EUR	325,020	USD	JPMorgan Chase Bank N.A.	2/5/2018	9,105
459,029	EUR	563,262	USD	JPMorgan Chase Bank N.A.	2/5/2018	6,753
459,067	EUR	563,492	USD	JPMorgan Chase Bank N.A.	2/5/2018	6,570
415,366	EUR	509,408	USD	JPMorgan Chase Bank N.A.	2/5/2018	6,387
453,240	RON	97,794	EUR	JPMorgan Chase Bank N.A.	2/20/2018	480
794,759	PLN	190,956	EUR	JPMorgan Chase Bank N.A.	3/19/2018	112
49,419,000,000	IDR	3,630,547	USD	JPMorgan Chase Bank N.A.	2/6/2018	63,208
9,792,726,994	IDR	714,693	USD	JPMorgan Chase Bank N.A.	2/6/2018	17,250
9,947,600,000	IDR	729,992	USD	JPMorgan Chase Bank N.A.	2/6/2018	13,528
1,989,000,000	IDR	146,003	USD	Standard Chartered Bank	2/6/2018	2,662
210,675	USD	2,816,199,218	IDR	Standard Chartered Bank	2/6/2018	182
21,260,367,759	IDR	1,577,530	USD	JPMorgan Chase Bank N.A.	3/13/2018	10,675
299,400	USD	4,003,871,263	IDR	JPMorgan Chase Bank N.A.	3/13/2018	300
533,635	USD	7,164,043,122	IDR	Goldman Sachs International	4/30/2018	24
917,746	USD	974,178,110	KRW	Citibank, N.A.	3/12/2018	6,240
2,074,224,250	KRW	1,904,915	USD	Standard Chartered Bank	3/12/2018	35,868
5,239	MYR	1,317	USD	Goldman Sachs International	2/20/2018	23
2,200,000	MYR	539,176	USD	Standard Chartered Bank	3/8/2018	23,428
1,106,742	USD	20,499,501	MXN	Citibank, N.A.	2/7/2018	6,214
11,370,551	MXN	585,250	USD	Goldman Sachs International	2/7/2018	25,185
9,128,950	MXN	484,934	USD	Goldman Sachs International	2/7/2018	5,159
1,842,480	MXN	96,030	USD	Citibank, N.A.	2/14/2018	2,771
1,599,020	MXN	80,819	USD	Goldman Sachs International	2/14/2018	4,927
9,641,672	MXN	489,152	USD	JPMorgan Chase Bank N.A.	2/14/2018	27,874
7,799,164	MXN	400,537	USD	JPMorgan Chase Bank N.A.	2/14/2018	17,686
131,506	USD	2,448,429	MXN	JPMorgan Chase Bank N.A.	2/14/2018	211
120,850,801	MXN	6,358,034	USD	Standard Chartered Bank	2/14/2018	122,480
4,288,209	PEN	1,313,749	USD	JPMorgan Chase Bank N.A.	2/13/2018	19,015
1,662,856	PEN	504,814	USD	JPMorgan Chase Bank N.A.	2/13/2018	11,998
1,053,253	USD	53,500,000	PHP	JPMorgan Chase Bank N.A.	2/12/2018	11,210
99,681	USD	5,014,671	PHP	JPMorgan Chase Bank N.A.	2/12/2018	2,008
1,092,294	EUR	4,637,545	PLN	Goldman Sachs International	2/7/2018	29,732
783,009	EUR	3,333,444	PLN	Goldman Sachs International	2/7/2018	24,013
824,629	EUR	3,487,471	PLN	Goldman Sachs International	2/7/2018	18,365
615,375	EUR	2,617,792	PLN	Goldman Sachs International	2/7/2018	18,275
400,502	EUR	1,672,124	PLN	Goldman Sachs International	2/7/2018	2,447
452,594	EUR	1,914,482	PLN	JPMorgan Chase Bank N.A.	2/7/2018	10,200
307,418	EUR	1,300,382	PLN	JPMorgan Chase Bank N.A.	2/7/2018	6,927
1,970,616	EUR	8,263,543	PLN	Citibank, N.A.	3/19/2018	17,332
915,540	EUR	3,840,031	PLN	Goldman Sachs International	3/19/2018	8,299
150,942	EUR	707,106	RON	Goldman Sachs International	2/20/2018	1,274
346,357	EUR	1,614,122	RON	Goldman Sachs International	2/20/2018	672
52,541	EUR	245,690	RON	Goldman Sachs International	2/20/2018	324
178,790	EUR	832,532	RON	Goldman Sachs International	2/20/2018	166
36,757,202	RUB	621,791	USD	Goldman Sachs International	2/16/2018	30,926
649,090	USD	36,654,103	RUB	Citibank, N.A.	3/16/2018	514
36,958,566	RUB	622,706	USD	Goldman Sachs International	3/16/2018	31,255
11,868,683	RUB	200,117	USD	Goldman Sachs International	3/16/2018	9,893
36,654,103	RUB	597,917	USD	JPMorgan Chase Bank N.A.	3/16/2018	50,659
45,905,116	RUB	785,105	USD	Citibank, N.A.	5/29/2018	20,083
10,671,111	RUB	185,590	USD	Goldman Sachs International	5/29/2018	1,584
119,853,642	RUB	1,996,895	USD	JPMorgan Chase Bank N.A.	5/29/2018	105,372
88,054,102	RUB	1,521,453	USD	JPMorgan Chase Bank N.A.	5/29/2018	23,041
44,346,100	RUB	767,566	USD	JPMorgan Chase Bank N.A.	5/29/2018	10,278
1,246,713	USD	70,931,717	RUB	JPMorgan Chase Bank N.A.	5/29/2018	2,550
176,352	SGD	132,862	USD	Goldman Sachs International	3/5/2018	1,657
1,300,000	SGD	979,587	USD	Standard Chartered Bank	3/5/2018	12,044
104,200,000	THB	3,150,301	USD	Citibank, N.A.	2/7/2018	176,988
27,600,000	THB	834,593	USD	Citibank, N.A.	2/14/2018	46,860
25,048,399	THB	758,537	USD	Goldman Sachs International	2/14/2018	41,427
4,087,409	THB	125,806	USD	JPMorgan Chase Bank N.A.	2/14/2018	4,733
8,300,000	THB	255,275	USD	Goldman Sachs International	3/6/2018	9,925
25,003,499	THB	767,122	USD	JPMorgan Chase Bank N.A.	3/6/2018	31,783
20,800,000	THB	642,421	USD	JPMorgan Chase Bank N.A.	3/6/2018	22,175
13,708,295	THB	429,719	USD	JPMorgan Chase Bank N.A.	4/19/2018	8,791
13,708,295	THB	430,889	USD	JPMorgan Chase Bank N.A.	4/19/2018	7,620
48,157	USD	1,504,193	THB	JPMorgan Chase Bank N.A.	4/19/2018	39
899,539	USD	3,419,268	TRY	Standard Chartered Bank	3/23/2018	2,694
Total unrealized appreciation						$2,243,790

8,273,060	ARS	421,880	USD	JPMorgan Chase Bank N.A.	2/5/2018	(1,180)
283,484	USD	5,754,733	ARS	Citibank, N.A.	4/3/2018	(1,191)
408,950	USD	8,273,060	ARS	JPMorgan Chase Bank N.A.	4/3/2018	(302)
21,735,298	ARS	1,087,581	USD	JPMorgan Chase Bank N.A.	4/24/2018	(24,184)
303,244	USD	1,007,104	BRL	Citibank, N.A.	2/9/2018	(12,537)
158,479	USD	520,000	BRL	Goldman Sachs International	3/6/2018	(4,173)
3,040,703	USD	9,934,766	BRL	Standard Chartered Bank	3/6/2018	(66,817)
449,240	USD	1,450,822	BRL	Goldman Sachs International	4/9/2018	(2,982)
1,028,103,481	CLP	1,706,537	USD	JPMorgan Chase Bank N.A.	4/2/2018	(2,489)
865,223,651	CLP	1,435,818	USD	JPMorgan Chase Bank N.A.	5/2/2018	(2,070)
90,891	EUR	2,298,270	CZK	JPMorgan Chase Bank N.A.	4/9/2018	(30)
1,398,969	USD	1,145,549	EUR	Citibank, N.A.	2/5/2018	(23,557)
4,442,618	USD	3,680,000	EUR	Citibank, N.A.	2/5/2018	(127,152)
301,179	USD	250,885	EUR	Goldman Sachs International	2/5/2018	(10,366)
452,651	USD	374,756	EUR	Goldman Sachs International	2/5/2018	(12,715)
410,078	EUR	509,847	USD	JPMorgan Chase Bank N.A.	2/5/2018	(619)
266,363	USD	216,752	EUR	JPMorgan Chase Bank N.A.	2/5/2018	(2,796)
224,716	USD	183,437	EUR	JPMorgan Chase Bank N.A.	2/5/2018	(3,073)
564,249	USD	459,059	EUR	JPMorgan Chase Bank N.A.	2/5/2018	(5,803)
243,731	USD	201,991	EUR	JPMorgan Chase Bank N.A.	2/5/2018	(7,098)
297,139	USD	250,345	EUR	JPMorgan Chase Bank N.A.	2/5/2018	(13,736)
839,207	USD	687,329	EUR	JPMorgan Chase Bank N.A.	2/5/2018	(14,309)
542,707	USD	453,860	EUR	JPMorgan Chase Bank N.A.	2/5/2018	(20,889)
34,200,000	CZK	1,336,407	EUR	JPMorgan Chase Bank N.A.	2/6/2018	(20,640)
3,733,709	PLN	897,322	EUR	JPMorgan Chase Bank N.A.	2/7/2018	(1,693)
11,206,827	PLN	2,653,448	EUR	JPMorgan Chase Bank N.A.	2/7/2018	(54,620)
84,464	RON	18,154	EUR	JPMorgan Chase Bank N.A.	2/14/2018	(7)
1,168,787	RON	249,625	EUR	Goldman Sachs International	2/20/2018	(1,944)
3,364,809	RON	721,413	EUR	JPMorgan Chase Bank N.A.	2/20/2018	(2,153)
5,823,652	EUR	7,263,735	USD	Citibank, N.A.	3/5/2018	(19,091)
8,215,196	USD	6,890,000	EUR	JPMorgan Chase Bank N.A.	3/5/2018	(355,988)
2,180,835	USD	1,777,889	EUR	Citibank, N.A.	3/15/2018	(32,430)
18,222,702	CZK	711,178	EUR	Citibank, N.A.	9/27/2018	(8,013)
12,352,638	CZK	474,008	EUR	JPMorgan Chase Bank N.A.	9/27/2018	(15,633)
44,023,750	CZK	1,689,647	EUR	Goldman Sachs International	12/20/2018	(53,446)
1,512,812	EUR	466,570,118	HUF	Goldman Sachs International	3/8/2018	(12,113)
218,332	EUR	67,681,180	HUF	JPMorgan Chase Bank N.A.	3/8/2018	(366)
71,267,147	INR	1,119,497	USD	Goldman Sachs International	2/20/2018	(2,657)
1,050,411	USD	67,188,494	INR	Goldman Sachs International	3/13/2018	(30)
67,188,494	INR	1,050,526	USD	JPMorgan Chase Bank N.A.	3/13/2018	(85)
1,364,440	USD	18,677,000,000	IDR	Citibank, N.A.	2/6/2018	(31,546)
7,164,043,122	IDR	535,870	USD	Goldman Sachs International	2/6/2018	(403)
64,627	USD	869,950,000	IDR	JPMorgan Chase Bank N.A.	2/6/2018	(396)
97,250	USD	1,326,100,000	IDR	JPMorgan Chase Bank N.A.	2/6/2018	(1,868)
212,263	USD	2,897,600,000	IDR	JPMorgan Chase Bank N.A.	2/6/2018	(4,314)
212,232	USD	2,897,600,000	IDR	JPMorgan Chase Bank N.A.	2/6/2018	(4,345)
476,994	USD	6,531,000,000	IDR	JPMorgan Chase Bank N.A.	2/6/2018	(11,157)
3,048,567	USD	41,426,970,898	IDR	JPMorgan Chase Bank N.A.	2/6/2018	(47,835)
64,781	USD	869,950,000	IDR	Standard Chartered Bank	2/6/2018	(242)
1,288,664	USD	17,256,496,496	IDR	JPMorgan Chase Bank N.A.	3/13/2018	(441)
3,424,593,598	IDR	255,091	USD	Citibank, N.A.	4/30/2018	(11)
1,159,120,409	KRW	1,084,456	USD	Goldman Sachs International	2/12/2018	(362)
1,028,965	USD	1,100,046,140	KRW	JPMorgan Chase Bank N.A.	3/12/2018	(312)
92,857,129	KZT	286,154	USD	JPMorgan Chase Bank N.A.	7/31/2018	(3,676)
441,335	MYR	112,946	USD	Goldman Sachs International	3/6/2018	(76)
544,476	USD	10,627,655	MXN	JPMorgan Chase Bank N.A.	2/14/2018	(25,423)
2,742,633	USD	51,869,459	MXN	JPMorgan Chase Bank N.A.	2/14/2018	(38,819)
197,285	USD	3,821,668	MXN	Standard Chartered Bank	2/14/2018	(7,649)
1,473,847	USD	27,805,771	MXN	Standard Chartered Bank	2/14/2018	(17,213)
896,166	USD	17,526,777	MXN	Standard Chartered Bank	2/14/2018	(43,692)
10,655,930	MXN	568,814	USD	Citibank, N.A.	4/16/2018	(3,156)
542,374	USD	10,655,930	MXN	JPMorgan Chase Bank N.A.	4/16/2018	(23,285)
280,056	USD	908,312	PEN	Goldman Sachs International	2/13/2018	(2,245)
269,084	USD	872,370	PEN	JPMorgan Chase Bank N.A.	2/13/2018	(2,046)
502,447	USD	1,627,677	PEN	JPMorgan Chase Bank N.A.	2/13/2018	(3,431)
436,936	USD	1,420,261	PEN	JPMorgan Chase Bank N.A.	2/13/2018	(4,477)
8,259,077	PHP	163,104	USD	Goldman Sachs International	2/12/2018	(2,238)
1,320,283	EUR	6,132,485	RON	Goldman Sachs International	2/14/2018	(2,268)
1,642,519	EUR	7,590,135	RON	Goldman Sachs International	2/20/2018	(14,036)
2,455,755	USD	150,000,000	RUB	JPMorgan Chase Bank N.A.	2/16/2018	(207,873)
400,348	USD	23,000,000	RUB	Citibank, N.A.	3/16/2018	(6,625)
798,501	USD	47,500,000	RUB	Goldman Sachs International	3/16/2018	(41,987)
792,498	USD	48,000,000	RUB	Goldman Sachs International	3/16/2018	(56,838)
2,647,941	USD	162,326,732	RUB	JPMorgan Chase Bank N.A.	3/16/2018	(224,347)
34,254	USD	1,955,107	RUB	Goldman Sachs International	5/29/2018	(39)
1,025,238	USD	58,966,547	RUB	JPMorgan Chase Bank N.A.	5/29/2018	(9,052)
1,159,763	USD	38,300,000	THB	Goldman Sachs International	2/7/2018	(63,224)
2,484,149	USD	80,866,790	THB	JPMorgan Chase Bank N.A.	3/6/2018	(99,685)
98,246	TRY	25,809	USD	JPMorgan Chase Bank N.A.	3/23/2018	(40)
830,702	USD	3,190,399	TRY	Standard Chartered Bank	3/23/2018	(6,112)
129,191	USD	1,546,306	ZAR	JPMorgan Chase Bank N.A.	3/26/2018	(330)
1,659,241	USD	20,006,726	ZAR	JPMorgan Chase Bank N.A.	3/26/2018	(16,557)

Total unrealized depreciation						$(1,970,648)

Net unrealized appreciation						$273,142
ARS = Argentine Peso(a)
BRL = Brazilian Real(a)
CLP = Chilean Peso(a)
COP = Colombian Peso(a)
CZK = Czech Koruna
EUR = Euro
HUF = Hungarian Forint
IDR = Indonesian Rupiah(a)
INR = Indian Rupee(a)
KRW = South Korean Won(a)
KZT = Kazakhstani Tenge(a)
MYR = Malaysian Ringgit(a)
MXN = Mexican Peso
PEN = Peruvian Nuevo Sol(a)
PHP = Philippine Peso(a)
PLN = Polish Zloty
RON = Romanian Leu
RUB = Russian Ruble(a)
SGD = Singapore Dollar
THB = Thai Baht
TRY = Turkish Lira
ZAR = South African Rand
(a)	Non-deliverable forward contracts.

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund
(Unaudited) (cont’d)

Cross currency swap contracts ("cross currency swaps")

At January 31, 2018, the Fund had outstanding over–the-counter (“OTC”) cross currency swaps as follows:

Counterparty	Notional Amount(c)	Fund Pays/ Receives Floating Rate	Floating Rate Index	Annual Fixed-Rate		Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Interest Receivable/ (Payable)	Value
Goldman Sachs International	RUB 253,488,047	Receive	3-month LIBOR(a)	6.88	%(b)	5/29/2019	$(32,669)	$—	$(32,669)

(a)	Payment frequency – quarterly.
(b)	Payment frequency – annually.
(c)	Notional amount represents the value (including any fees or commissions) of the positions when they were established and is stated in the currency in which the contract is denominated.
RUB	= Russian Ruble

Interest rate swap contracts ("interest rate swaps")

At January 31, 2018, the Fund had outstanding centrally cleared interest rate swaps as follows:

Clearinghouse	Notional Amount (f)	Fund Pays/ Receives Floating Rate	Floating Rate Index	Annual Fixed-Rate	Maturity Date	Unrealized Appreciation/ (Depreciation) (b)	Upfront Payments/(Receipts)	Accrued Net Interest Receivable/ (Payable)	Value
CME Group, Inc.	BRL 1,912,728	Pay	1-day Overnight Brazil (CETIP)(a)	8.86%(a)	1/4//2021	$2,068	$—	$218	$2,286
LCH. Clearnet Limited	CZK 17,000,000	Receive	6-month Prague Interbank Offer Rate (PRIBOR)(d)	1.58%(e)	1/11/2023	10,374	23	(346)	10,051
LCH. Clearnet Limited	HUF 152,510,000	Receive	6-month Budapest Interbank Offer Rate (BUBOR)d)	1.70%(e)	1/22/2028	13,504	—	(278)	13,226
CME Group, Inc.	MXN 3,500,000	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)(b)	7.71%(b)	1/21/2022	132	—	2	134
CME Group, Inc.	MXN 15,505,918	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)(b)	7.58%(b)	1/28/2022	(3,192)	—	(31)	(3,223)
CME Group, Inc.	MXN 12,211,377	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)(b)	6.75%(b)	6/23/2022	(23,252)	—	(337)	(23,589)
CME Group, Inc.	MXN 34,769,500	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)(b)	6.71%(b)	7/7/2022	(69,242)	58	(342)	(69,526)
CME Group, Inc.	MXN 14,000,000	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)(b)	7.61%(b)	3/7/2024	(5,060)	—	(8)	(5,068)
CME Group, Inc.	MXN 19,000,000	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)(b)	7.35%(b)	3/20/2024	(19,954)	—	(9)	(19,963)
CME Group, Inc.	MXN 7,500,000	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)(b)	7.35%(b)	10/25/2024	(9,202)	12	(20)	(9,210)
CME Group, Inc.	MXN 1,800,000	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)(b)	7.72%(b)	12/3/2026	(1,057)	—	5	(1,052)
CME Group, Inc.	MXN 3,300,000	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)(b)	8.16%(b)	12/28/2026	3,076	—	62	3,138
CME Group, Inc.	MXN 9,380,123	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)(b)	7.92%(b)	1/22/2027	689	—	108	797
CME Group, Inc.	MXN 6,685,611	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)(b)	7.51%(b)	4/20/2027	(9,558)	—	(27)	(9,585)
LCH.Clearnet Limited	PLN 5,256,500	Pay	6-month Poland Warsaw Interbank Offer Rate (WIBOR)(d)	2.51%(e)	1/10/2022	302	—	34,945	35,247
LCH.Clearnet Limited	PLN 1,250,000	Pay	6-month Poland Warsaw Interbank Offer Rate (WIBOR)(d)	2.33%(e)	4/6/2022	(3,296)	—	4,522	1,226
LCH.Clearnet Limited	PLN 1,600,000	Receive	6-month Poland Warsaw Interbank Offer Rate (WIBOR(d)	2.76%(e)	7/3/2027	13,297	—	(2,790)	10,507
LCH.Clearnet Limited	PLN 5,200,000	Receive	6-month Poland Warsaw Interbank Offer Rate (WIBOR(d)	3.01%(e)	10/26/2027	14,727	—	(4,752)	9,975
Total						$(85,644)	$93	$30,922	$(54,629)

       At January 31, 2018, the Fund had $506,903 deposited in a segregated account to cover margin requirements on centrally cleared interest rate swaps.

       At Janaury 31, 2018, the Fund had outstanding OTC interest rate swaps as follows:

Counterparty	Notional Amount (f)	Fund Pays/ Receives Floating Rate	Floating Rate Index	Annual Fixed-Rate	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value

Goldman Sachs International	BRL 1,152,498	Pay	1-day Overnight Brazil (CETIP)(a)	9.73%(a)	1/2/2020	$11,950	$2,628	$14,578
Goldman Sachs International	BRL 1,000,000	Pay	1-day Overnight Brazil (CETIP)(a)	11.99%(a)	1/2/2023	53,470	(3,148)	50,322
JPMorgan Chase Bank N.A.	BRL 1,332,786	Pay	1-day Overnight Brazil (CETIP)(a)	8.66%(a)	1/4/2021	(830)	1,704	874
JPMorgan Chase Bank N.A.	BRL 1,418,435	Pay	1-day Overnight Brazil (CETIP)(a)	9.11%(a)	1/4/2021	4,580	1,408	5,988
JPMorgan Chase Bank N.A.	BRL 1,614,106	Pay	1-day Overnight Brazil (CETIP)(a)	9.28%(a)	1/4/2021	7,700	3,368	11,068
JPMorgan Chase Bank N.A.	BRL 2,116,417	Pay	1-day Overnight Brazil (CETIP)(a)	9.18%(a)	1/4/2021	8,160	2,979	11,139
JPMorgan Chase Bank N.A.	BRL 4,682,947	Pay	1-day Overnight Brazil (CETIP)(a)	8.98%(a)	1/4/2021	9,863	2,616	12,479
JPMorgan Chase Bank N.A.	BRL 7,778,457	Pay	1-day Overnight Brazil (CETIP)(a)	8.87%(a)	1/4/2021	9,561	12,410	21,971
JPMorgan Chase Bank N.A.	BRL 930,916	Pay	1-day Overnight Brazil (CETIP)(a)	9.61%(a)	1/2/2020	8,990	1,620	10,610
JPMorgan Chase Bank N.A.	BRL 1,984,200	Pay	1-day Overnight Brazil (CETIP)(a)	9.07%(a)	1/2/2020	12,650	2,187	14,837
JPMorgan Chase Bank N.A.	BRL 1,063,932	Pay	1-day Overnight Brazil (CETIP)(a)	11.46%(a)	1/2/2020	23,145	5,471	28,616
JPMorgan Chase Bank N.A.	BRL 31,354	Pay	1-day Overnight Brazil (CETIP)(a)	10.23%(a)	1/4/2021	424	113	537
JPMorgan Chase Bank N.A.	BRL 489,151	Pay	1-day Overnight Brazil (CETIP)(a)	10.04%(a)	1/4/2021	5,726	1,589	7,315
JPMorgan Chase Bank N.A.	BRL 2,071,383	Pay	1-day Overnight Brazil (CETIP)(a)	9.20%(a)	1/4/2021	8,467	4,143	12,610
Goldman Sachs International	CLP 630,267,484	Pay	Sinacofi Chile Interbank Rate Avg. (CLICP)(d)	3.45%(d)	10/25/2022	171	2,725	2,896
JPMorgan Chase Bank N.A.	CLP 231,188,535	Pay	Sinacofi Chile Interbank Rate Avg. (CLICP)(d)	3.43%(d)	5/10/2022	1,155	818	1,973
JPMorgan Chase Bank N.A.	CLP 260,000,000	Pay	Sinacofi Chile Interbank Rate Avg. (CLICP)(d)	3.41%(d)	7/11/2022	357	218	575
JPMorgan Chase Bank N.A.	CLP 256,265,113	Pay	Sinacofi Chile Interbank Rate Avg. (CLICP)(d)	4.06%(d)	6/2/2027	(1,848)	1,074	(774)
Standard Chartered Bank	CNY 9,500,000	Receive	7-day China Fixing Repo Rates (CNRR007) (c)	3.99%(c)	11/8/2022	(2,581)	(3,423)	(6,004)
Goldman Sachs International	COP 1,717,651,141	Pay	1-day Colombia Overnight Interbank Reference Rate (IBRCOL)(c)	5.44%(c)	9/7/2022	6,931	806	7,737
Goldman Sachs International	COP 853,857,000	Pay	1-day Colombia Overnight Interbank Reference Rate (IBRCOL)(c)	5.23%(c)	11/28/2022	292	349	641
Citibank, N.A.	COP 2,000,000,000	Pay	1-day Colombia Overnight Interbank Reference Rate (IBRCOL)(c)	5.57%(c)	8/25/2022	11,919	1,263	13,182
Goldman Sachs International	COP 270,032,867	Pay	1-day Colombia Overnight Interbank Reference Rate (IBRCOL)(c)	5.36%(c)	5/23/2022	928	138	1,066
JPMorgan Chase Bank N.A.	COP 4,347,854,900	Pay	1-day Colombia Overnight Interbank Reference Rate (IBRCOL)(c)	5.38%(c)	9/25/2022	13,086	1,259	14,345
JPMorgan Chase Bank N.A.	COP 996,329,313	Pay	1-day Colombia Overnight Interbank Reference Rate (IBRCOL)(c)	5.30%(c)	10/23/2022	1,641	59	1,700
Citibank, N.A.	CZK 34,781,263	Receive	6-month Prague Interbank Offer Rate (PRIBOR)(d)	1.17%(e)	9/8/2022	50,133	(4,213)	45,920
Goldman Sachs International	CZK 5,500,000	Receive	6-month Prague Interbank Offer Rate (PRIBOR)(d)	0.87%(e)	3/9/2022	9,792	(1,412)	8,380
JPMorgan Chase Bank N.A.	CZK 5,000,000	Receive	6-month Prague Interbank Offer Rate (PRIBOR)(d)	0.73%(e)	2/10/2022	10,166	(1,010)	9,156
JPMorgan Chase Bank N.A.	CZK 95,000,000	Receive	6-month Prague Interbank Offer Rate (PRIBOR)(d)	0.54%(e)	2/16/2020	85,008	(9,706)	75,302
Goldman Sachs International	HUF 2,000,000,000	Pay	3-month Budapest Interbank Offer Rate (BUBOR)(c)	0.52%(e)	1/18/2020	(622)	—	(622)
Goldman Sachs International	HUF 500,000,000	Pay	6-month Budapest Interbank Offer Rate (BUBOR)(d)	0.84%(e)	9/21/2022	(13,088)	4,708	(8,380)
Goldman Sachs International	HUF 359,014,464	Receive	6-month Budapest Interbank Offer Rate (BUBOR)(d)	1.27%(e)	1/10/2022	(25,777)	(9,781)	(35,558)
JPMorgan Chase Bank N.A.	HUF 600,000,000	Receive	6-month Budapest Interbank Offer Rate (BUBOR)(d)	0.85%(e)	10/10/2019	(24,291)	(5,550)	(29,841)
JPMorgan Chase Bank N.A.	HUF 382,000,000	Receive	6-month Budapest Interbank Offer Rate (BUPOR)(d)	0.69%(e)	4/20/2020	(10,835)	(7,538)	(18,373)
JPMorgan Chase Bank N.A.	HUF 128,246,450	Receive	6-month Budapest Interbank Offer Rate (BUBOR)(d)	1.38%(e)	6/17/2021	(12,425)	(4,156)	(16,581)
JPMorgan Chase Bank N.A.	HUF 45,000,000	Receive	6-month Budapest Interbank Offer Rate (BUBOR)(d)	1.30%(e)	4/6/2022	(3,232)	(1,769)	(5,001)
Standard Chartered Bank	KRW 10,800,000,000	Pay	3-month Certificate of Deposit Rate (KWCDC)(c)	2.14%(c)	11/9/2019	(7,956)	—	(7,956)
Goldman Sachs International	KRW 10,800,000,000	Pay	3-month Certificate of Deposit Rate (KWCDC)(c)	2.15%(c)	11/9/2019	(6,964)	—	(6,964)
Goldman Sachs International	KRW 2,400,000,000	Receive	3-month Certificate of Deposit Rate (KWCDC)(c)	2.16%(c)	11/9/2022	14,298	(3,884)	10,414
Standard Chartered Bank	KRW 2,400,000,000	Receive	3-month Certificate of Deposit Rate (KWCDC)(c)	2.14%(c)	11/9/2022	16,332	(3,782)	12,550
Goldman Sachs International	MXN 9,000,000	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)(b)	5.37%(b)	3/17/2021	(31,776)	(245)	(32,021)
Goldman Sachs International	MXN 28,033,731	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)(b)	5.90%(b)	9/12/2022	(105,264)	(1,720)	(106,984)
Goldman Sachs International	MXN 10,713,184	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)(b)	6.21%(b)	12/8/2025	(55,712)	(388)	(56,100)
Goldman Sachs International	MXN 9,462,643	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)(b)	6.17%(b)	3/5/2026	(51,895)	(291)	(52,186)
Goldman Sachs International	MXN 5,000,000	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)(b)	6.38%(b)	9/16/2026	(25,476)	(140)	(25,616)
JPMorgan Chase Bank N.A.	MXN 7,500,000	Pay	28-day Mexican Interbank Equilibrium Interest Rate (TIIE)(b)	6.13%(b)	6/18/2026	(43,416)	(350)	(43,766)
Standard Chartered Bank	MYR 12,300,000	Receive	3-month Malaysia Bumiputra Bank Rate (KLIBOR)(c)	3.88%(c)	10/24/2022	19,266	(265)	19,001
Goldman Sachs International	THB 290,000,000	Receive	6-month Thailand Fixing Rate (BOFX6M)(d)	1.33%(d)	9/15/2019	4,083	(12,750)	(8,667)
Total						$(13,744)	$(19,868)	$(33,612)

(a)	Payment frequency – upon termination.
(b)	Payment frequency – monthly.
(c)	Payment frequency – quarterly.
(d)	Payment frequency – semi-annually.
(e)	Payment frequency – annually.
(f)	Notional amount represents the value (including any fees or commissions) of the positions when they were established and is stated in the currency in which the contract is denominated.

BRL	=	Brazilian Real
CLP	=	Chilean Peso
CNY	=	Chinese Yuan Renminbi
COP	=	Colombian Peso
CZK	=	Czech Koruna
HUF	=	Hungarian Forint
KRW	=	South Korean Won
MXN	=	Mexican Peso
MYR	=	Malaysian Ringgit
PLN	=	Polish Zloty
THB	=	Thai Baht

At January 31, 2018, the Fund had cash collateral of $110,000 deposited in a segregated account for JPMorgan Chase Bank, N.A. to cover collateral requirements on OTC derivatives.

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3(b)	Total
Investments:
U.S. Treasury Obligations	$—	$3,372	$—	$3,372
Corporate Bonds(a)	—	55,201	—	55,201
Foreign Government Securities
Nigeria	—	2,230	594	2,824
Other Foreign Government Securities(a)	—	138,930	—	138,930
Total Foreign Government Securities	—	141,160	594	141,754
Short-Term Investments	—	11,588	—	11,588
Total Investments	$—	$211,321	$594	$211,915

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.
(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 11/1/2017	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 1/31/2018	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2018
Investments in Securities:
Foreign Government Securities(c)
Dominican Republic	$43	$—	$(4)	$4	$—	$(43)	$—	$—	$—	$—
Nigeria	555	28	—	11	—	—	—	—	594	11
Total	$598	$28	$(4)	$15	$—	$(43)	$—	$—	$594	$11

(c)
Securities categorized as Level 3 are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

As of the period ended January 31, 2018, no securities were transferred from one level (as of October 31, 2017) to another.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of January 31, 2018:

Other Financial Instruments
(000's omitted)	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$557	$—	$—	$557
Liabilities	(194)	—	—	(194)
Forward Contracts(a)
Assets	—	2,244	—	2,244
Liabilities	—	(1,971)	—	(1,971)
Swaps
Assets	—	514	—	514
Liabilities	—	(635)	—	(635)
Total	$363	$152	$—	$515

(a)	Futures and forward contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund
(Unaudited) January 31, 2018

NUMBER OF SHARES		VALUE†
(000's omitted)		(000's omitted)

Common Stocks 0.1%

Business Equipment & Services 0.1%
22	Brock Holdings III, Inc. (Cost $403)	$436	(a)(b)(c)

PRINCIPAL AMOUNT
Loan Assignments(d) 86.0%

Aerospace & Defense 0.6%
	Transdigm Inc.
$370	First Lien Term Loan E, 3 month USD LIBOR + 2.75%, (4.32%), due 5/14/22	374
1,629	First Lien Term Loan F, 3 month USD LIBOR + 2.75%, (4.35%), due 6/9/23	1,643
		2,017

Air Transport 0.3%
584	American Airlines Inc., First Lien Term Loan B, 3 month USD LIBOR + 2.00%, (3.57%), due 6/27/20	586
540	United Airlines, Inc., First Lien Term Loan B, 3 month USD LIBOR + 2.00%, (3.58%), due 4/1/24	542
		1,128

All Telecom 5.9%
1,169	Communications Sales and Leasing Inc., First Lien Term Loan, 3 month USD LIBOR + 3.00%, (4.57%), due 10/24/22	1,126
1,470	Consolidated Communications Inc., First Lien Term Loan B, 3 month USD LIBOR + 3.00%, (4.57%), due 10/5/23	1,448
	Frontier Communications Corp.
316	First Lien Term Loan A, 3 month USD LIBOR + 2.50%, (4.33%), due 3/31/21	313
2,255	First Lien Term Loan B, 3 month USD LIBOR + 3.75%, (5.33%), due 6/1/24	2,208
396	GTT Communications, Inc., Term Loan, 3 month USD LIBOR + 3.25%, (4.88%), due 1/9/24	398
235	Intelsat Jackson HLDG, First Lien Term Loan B3, 3 month USD LIBOR + 3.75%, due 11/2/23	233	(e)(f)
1,485	Level 3 Financing, Inc., First Lien Term Loan B, 3 month USD LIBOR + 2.25%, (3.70%), due 2/22/24	1,491
	Lumos Networks
344	First Lien Term Loan B, 3 month USD LIBOR + 3.25%, (4.82%), due 10/26/24	348
337	First Lien Term Loan B, 3 month USD LIBOR + 3.25%, due 10/27/24	339	(e)(f)
2,135	RCN Grande, First Lien Term Loan, 3 month USD LIBOR + 3.00%, (4.57%), due 2/1/24	2,141
632	SBA Communications, First Lien Term Loan B1, 3 month USD LIBOR + 2.25%, (3.83%), due 3/24/21	636
2,992	Sprint Communications, Inc., First Lien Term Loan B, 3 month USD LIBOR + 2.50%, (4.13%), due 2/2/24	2,999
	Syniverse Technologies
2,390	First Lien Term Loan, 3 month USD LIBOR + 3.00%, (4.57%), due 4/23/19	2,380
405	First Lien Term Loan, 3 month USD LIBOR + 3.00%, (4.69%), due 4/23/19	403
1,477	Telesat, First Lien Term Loan B, 3 month USD LIBOR + 3.00%, (4.70%), due 11/17/23	1,485
819	Zayo Group, First Lien Term Loan B2, 3 month USD LIBOR + 2.25%, (3.82%), due 1/19/24	823

2,615	Ziggo Secured, First Lien Term Loan E, 3 month USD LIBOR + 2.50%, (4.06%), due 4/23/25	2,613	(e)(f)
		21,384

Automotive 1.3%
	ABRA Auto
942	First Lien Term Loan, 3 month USD LIBOR + 3.00%, (4.62%), due 9/17/21	950
700	Second Lien Term Loan, 3 month USD LIBOR + 7.25%, (9.14%), due 9/17/22	701
154	Belron, First Lien Term Loan B, 3 month USD LIBOR + 2.50%, (3.89%), due 11/15/24	156
735	Caliber Collision, First Lien Term Loan, 3 month USD LIBOR + 3.00%, (4.57%), due 2/1/24	741
599	Cooper Standard Automotive Inc., First Lien Term Loan B, 3 month USD LIBOR + 2.25%, (3.94%), due 11/2/23	603
484	Dealer Tire LLC, First Lien Term Loan B, 3 month USD LIBOR + 3.25%, (5.00%), due 12/22/21	492	(a)
960	Safe Fleet Acquisition Corp., First Lien Term Loan, 3 month USD LIBOR + 3.00%, (4.25%), due 1/22/25	965
		4,608

Building & Development 3.4%
1,747	American Builders & Co. Inc., First Lien Term Loan B, 3 month USD LIBOR + 2.50%, (4.07%), due 10/31/23	1,759
535	Beacon Roofing Supply, First Lien Term Loan B, 3 month USD LIBOR + 2.25%, (3.82%), due 1/2/25	539
	Capital Automotive LP
1,587	First Lien Term Loan B, 3 month USD LIBOR + 2.50%, (4.08%), due 3/24/24	1,596
1,014	Second Lien Term Loan, 3 month USD LIBOR + 6.00%, (7.58%), due 3/24/25	1,034	A
2,268	DTZ, First Lien Term Loan B, 3 month USD LIBOR + 3.25%, (4.78%), due 11/4/21	2,266
578	Forterra, First Lien Term Loan, 3 month USD LIBOR + 3.00%, (4.57%), due 10/25/23	548	(e)(f)
1,108	HD Supply Waterworks, First Lien Term Loan B, 3 month USD LIBOR + 3.00%, (4.46%), due 8/1/24	1,115
191	HD Supply, Inc., First Lien Term Loan B4, 3 month USD LIBOR + 2.50%, (4.19%), due 10/17/23	193
416	Mueller Water Products Inc., First Lien Term Loan B, 3 month USD LIBOR + 2.50%, (4.09%), due 11/25/21	420	(a)
276	Ply Gem Industries, Inc., First Lien Term Loan B, 3 month USD LIBOR + 3.00%, (4.69%), due 1/30/21	278
683	Quikrete, Term Loan B, 3 month USD LIBOR + 2.75%, (4.32%), due 11/15/23	686
	Realogy Group
558	First Lien Term Loan B, 3 month USD LIBOR + 2.25%, (3.94%), due 7/20/22	562
770	First Lien Term Loan B, 3 month USD LIBOR + 2.25%, (3.00%), due 1/25/25	775
695	Vici, First Lien Term Loan, 3 month USD LIBOR + 2.25%, due 12/15/24	700	(e)(f)
		12,471

Business Equipment & Services 9.7%
2,590	Acosta Inc., First Lien Term Loan B1, 3 month USD LIBOR + 3.25%, (4.82%), due 9/26/21	2,248
	Advantage Sales and Marketing
870	First Lien Term Loan, 3 month USD LIBOR + 3.25%, (5.02%), due 7/25/21	859
353	First Lien Term Loan B, 3 month USD LIBOR + 3.25%, (4.81%), due 7/25/21	349
640	Second Lien Term Loan, 3 month USD LIBOR + 6.50%, (8.27%), due 7/25/22	597
392	Alixpartners, First Lien Term Loan B, 3 month USD LIBOR + 2.75%, (4.44%), due 4/4/24	395
	Brickman Group Holdings Inc.
1,204	Term Loan, 3 month USD LIBOR + 3.00%, (4.50%), due 12/18/20	1,212
95	Second Lien Term Loan, 3 month USD LIBOR + 6.50%, (8.06%), due 12/18/21	95
582	CCC Information Services Inc., First Lien Term Loan B, 3 month USD LIBOR + 3.00%, (4.58%), due 4/29/24	585
397	Ceridian Corp., First Lien Term Loan B2, 3 month USD LIBOR + 3.50%, (5.07%), due 9/15/20	399
1,478	Change Healthcare Holdings, First Lien Term Loan B, 3 month USD LIBOR + 2.75%, (4.32%), due 3/1/24	1,486	(e)(f)
814	ConvergeOne, First Lien Term Loan B, 3 month USD LIBOR + 4.75%, (6.45%), due 6/20/24	815
879	CSC Serviceworks, First Lien Term Loan B, 3 month USD LIBOR + 3.75%, (5.49%), due 11/14/22	886
1,380	Element Materials, First Lien Term Loan B, 3 month USD LIBOR + 3.50%, (5.19%), due 6/2/24	1,385	(a)
946	Endurance International, First Lien Term Loan, 3 month USD LIBOR + 4.00%, (5.46%), due 2/9/23	953
	First Data Corporation
4,226	First Lien Term Loan, 3 month USD LIBOR + 2.25%, (3.81%), due 7/10/22	4,254
220	First Lien Term Loan, 3 month USD LIBOR + 2.25%, (3.81%), due 4/26/24	222
667	FleetCor Technologies, First Lien Term Loan B, 3 month USD LIBOR + 2.00%, (3.57%), due 8/2/24	670
1,930	Garda World Security, Term Loan, 3 month USD LIBOR + 4.00%, (4.97%), due 5/3/24	1,946
1,569	Genesys, First Lien Term Loan B, 3 month USD LIBOR + 3.75%, (5.44%), due 12/1/23	1,580
287	Global Payments, First Lien Term Loan B, 3 month USD LIBOR + 2.00%, (3.57%), due 5/2/23	289
	Kronos
921	First Lien Term Loan B, 3 month USD LIBOR + 3.50%, (4.90%), due 11/1/23	929
230	Second Lien Term Loan, 3 month USD LIBOR + 8.25%, (9.63%), due 11/1/24	239
981	Mitchell International, Inc., Second Lien Term Loan, 3 month USD LIBOR + 3.25%, (4.94%), due 11/20/24	985
575	On Assignment, First Lien Term Loan B, 3 month USD LIBOR + 2.00%, (3.57%), due 6/5/22	576
1,853	Presidio, First Lien Term Loan B, 3 month USD LIBOR + 2.75%, (4.44%), due 2/2/24	1,863
530	Prometric Inc., First Lien Term Loan, 3 month USD LIBOR + 3.00%, due 1/18/25	536	(e)(f)
1,780	Protection One, First Lien Term Loan B, 3 month USD LIBOR + 2.75%, (4.32%), due 5/2/22	1,795
983	Servicemaster Company, First Lien Term Loan B, 3 month USD LIBOR + 2.50%, (4.07%), due 11/8/23	988
1,431	Solera, First Lien Term Loan B, 3 month USD LIBOR + 3.25%, (4.82%), due 3/3/23	1,441
214	Switch Ltd., First Lien Term Loan B, 3 month USD LIBOR + 2.25%, (3.81%), due 6/27/24	215
980	Tempo Acquisition LLC, First Lien Term Loan B, 3 month USD LIBOR + 3.00%, (4.57%), due 5/1/24	984
701	TRANS UNION LLC, First Lien Term Loan B2, 3 month USD LIBOR + 2.00%, (3.57%), due 4/9/23	705
547	Vantiv, First Lien Term Loan B3, 3 month USD LIBOR + 2.00%, (3.56%), due 10/14/23	551
1,450	West, First Lien Term Loan, 3 month USD LIBOR + 4.00%, (5.57%), due 10/3/24	1,465
796	Wex, First Lien Term Loan B, 3 month USD LIBOR + 2.75%, (3.82%), due 7/1/23	805
		35,302

Cable & Satellite Television 3.4%
370	Altice Financing, First Lien Term Loan B, 3 month USD LIBOR + 2.75%, (4.47%), due 7/15/25	365
976	Cablevision Systems Corp., First Lien Term Loan B, 3 month USD LIBOR + 2.25%, (3.81%), due 7/17/25	977
1,663	Cequel Communications, LLC, First Lien Term Loan B, 3 month USD LIBOR + 2.25%, (3.82%), due 7/14/25	1,665
1,238	Charter Communications Operating LLC, First Lien Term Loan B, due 4/30/25	1,245	(e)(f)
223	Lions Gate, First Lien Term Loan B, 3 month USD LIBOR + 2.25%, (3.82%), due 12/8/23	225	(a)
675	Mediacom Illinois LLC, First Lien Term Loan K, 3 month USD LIBOR + 2.25%, (3.72%), due 2/19/24	682	(a)
	Numericable
1,459	First Lien Term Loan B11, 3 month USD LIBOR + 2.75%, (4.33%), due 7/31/25	1,399
848	First Lien Term Loan B12, 3 month USD LIBOR + 3.00%, (4.72%), due 1/6/26	816
955	Telenet, First Lien Term Loan AL, 3 month USD LIBOR + 2.50%, (4.06%), due 3/31/26	960
	Unity Media
660	First Lien Term Loan B, 3 month USD LIBOR + 2.25%, (3.81%), due 9/30/25	661
370	First Lien Term Loan D, 3 month USD LIBOR + 2.25%, due 1/15/26	371	(e)(f)
1,300	UPC Financing Partnership, First Lien Term Loan AR, 3 month USD LIBOR + 2.50%, (4.06%), due 1/15/26	1,305	(e)(f)
1,205	Virgin Media, First Lien Term Loan K, 3 month USD LIBOR + 2.50%, (4.06%), due 1/31/26	1,212
678	Wide Open West, First Lien Term Loan B, 3 month USD LIBOR + 3.25%, (4.81%), due 8/19/23	678
		12,561

Chemicals & Plastics 2.6%
	Allnex
341	First Lien Term Loan B2, 3 month USD LIBOR + 3.25%, (4.71%), due 9/13/23	343
257	First Lien Term Loan B3, 3 month USD LIBOR + 3.25%, (4.71%), due 9/13/23	259
1,301	Diversey, First Lien Term Loan, 3 month USD LIBOR + 3.00%, (4.54%), due 9/6/24	1,294	(e)(f)
617	Dupont Performance Coatings, First Lien Term Loan, 3 month USD LIBOR + 2.00%, (3.69%), due 6/1/24	622
1,109	HB Fuller, First Lien Term Loan B, 3 month USD LIBOR + 2.25%, (3.81%), due 10/11/24	1,117
1,515	Ineos Finance PLC, First Lien Term Loan B, 3 month USD LIBOR + 2.00%, (3.57%), due 3/31/24	1,522
1,055	KIK Custom Products, Inc., First Lien Term Loan B, 3 month USD LIBOR + 4.50%, (6.17%), due 8/26/22	1,065
379	Pq Corp., First Lien Term Loan B, 3 month USD LIBOR + 3.25%, (4.83%), due 11/4/22	382
	Solenis
997	First Lien Term Loan, 3 month USD LIBOR + 3.25%, (4.73%), due 7/31/21	995
408	Second Lien Term Loan, 3 month USD LIBOR + 6.75%, (8.23%), due 7/31/22	393
1,605	Univar USA, Inc., Second Lien Term Loan B, 3 month USD LIBOR + 2.50%, (4.07%), due 7/1/24	1,619
		9,611

Conglomerates 0.1%
269	Penn Engineering, First Lien Term Loan B, 3 month USD LIBOR + 2.75%, (4.32%), due 6/27/24	269

Containers & Glass Products 3.5%
	Berlin Packaging
2,730	First Lien Term Loan B, 3 month USD LIBOR + 3.25%, (4.87%), due 10/1/21	2,751
525	Second Lien Term Loan, 3 month USD LIBOR + 6.75%, (8.32%), due 10/1/22	529
	Berry Plastics
867	First Lien Term Loan M, 3 month USD LIBOR + 2.25%, (3.82%), due 10/1/22	873
1,161	First Lien Term Loan N, 3 month USD LIBOR + 2.25%, (3.80%), due 1/19/24	1,169
1,060	BWAY Corporation, First Lien Term Loan, 3 month USD LIBOR + 3.25%, (4.96%), due 4/3/24	1,068
599	Consolidated Container, First Lien Term Loan B, 3 month USD LIBOR + 3.50%, (5.07%), due 5/9/24	601
684	Proampac, First Lien Term Loan, 3 month USD LIBOR + 4.00%, (5.00%), due 11/20/23	691
1,467	Reynolds Group, First Lien Term Loan, 3 month USD LIBOR + 2.75%, (4.32%), due 2/5/23	1,478
2,548	SIG Combibloc Group, First Lien Term Loan B, 3 month USD LIBOR + 3.00%, (4.57%), due 3/12/22	2,565
580	Tekni-Plex Inc., First Lien Term Loan, 3 month USD LIBOR + 3.25%, (4.75%), due 10/4/24	583
	Tricorbraun
281	First Lien Term Loan, 3 month USD LIBOR + 3.75%, (5.44%), due 10/30/23	282
28	First Lien Term Loan, 3 month USD LIBOR + 3.50%, (5.39%), due 10/31/23	29
		12,619

Cosmetics - Toiletries 0.2%
841	Prestige Brands, Inc., First Lien Term Loan B4, 3 month USD LIBOR + 2.75%, (4.32%), due 1/26/24	848

Diversified Insurance 0.0%(g)
25	Sedgwick Claims Management, First Lien Term Loan, 3 month USD LIBOR + 2.75%, due 2/28/21	25	(e)(f)

Drugs 3.2%
4,020	Endo Pharma, First Lien Term Loan B, 3 month USD LIBOR + 4.25%, (5.88%), due 4/27/24	4,022
4,041	Pharmaceutical Product Development, Inc., First Lien Term Loan, 3 month USD LIBOR + 2.75%, (4.37%), due 8/18/22	4,068
598	Pharmaceutical Technologies & Services, First Lien Term Loan B, 3 month USD LIBOR + 2.25%, (3.82%), due 5/20/24	602
3,026	Valeant Pharmaceuticals, First Lien Term Loan BF3, 3 month USD LIBOR + 3.50%, (5.06%), due 4/1/22	3,071
		11,763

Ecological Services & Equipment 0.7%
1,850	ADS Waste Holdings, Inc., First Lien Term Loan B, 3 month USD LIBOR + 2.25%, (3.72%), due 11/10/23	1,861	(e)(f)
520	Waste Industries USA Inc., First Lien Term Loan B, 3 month USD LIBOR + 3.00%, (4.57%), due 9/20/24	524
		2,385

Electronics - Electrical 8.6%
	Applied Systems
1,217	First Lien Term Loan B, 3 month USD LIBOR + 3.25%, (4.94%), due 9/18/24	1,229
500	Second Lien Term Loan, 3 month USD LIBOR + 7.00%, (8.69%), due 9/18/25	517
2,543	Avast Software BV, First Lien Term Loan B, 3 month USD LIBOR + 2.75%, (4.44%), due 9/30/23	2,558
2,738	BMC Software, First Lien Term Loan, 3 month USD LIBOR + 3.25%, (4.82%), due 9/10/22	2,751	(e)(f)
424	CommScope, First Lien Term Loan B, 3 month USD LIBOR + 2.00%, (3.48%), due 12/29/22	427
501	CPI ACQUISITION INC., First Lien Term Loan, 3 month USD LIBOR + 4.50%, (6.36%), due 8/17/22	375
3,897	Datatel-Sophia LP, First Lien Term Loan B, 3 month USD LIBOR + 3.25%, (4.94%), due 9/30/22	3,919
2,389	Dell, First Lien Term Loan B, 3 month USD LIBOR + 2.00%, (3.58%), due 9/7/23	2,398
1,262	Go Daddy, First Lien Term Loan B, 3 month USD LIBOR + 2.25%, (3.82%), due 2/15/24	1,271
	Hyland Software, Inc.
804	First Lien Term Loan, 3 month USD LIBOR + 3.25%, (4.82%), due 7/1/22	809
135	Second Lien Term Loan, 3 month USD LIBOR + 7.00%, (8.57%), due 7/7/25	138	(a)
450	IFS, First Lien Term Loan B, 3 month USD LIBOR + 3.75%, due 7/25/24	449	(e)(f)
1,853	Infor Global Solutions Ltd., First Lien Term Loan, 3 month USD LIBOR + 2.75%, (4.44%), due 2/1/22	1,862
1,047	Mcafee, First Lien Term Loan B, 3 month USD LIBOR + 4.50%, (6.07%), due 9/29/24	1,057
361	MKS Instruments, Inc., First Lien Term Loan B, 3 month USD LIBOR + 2.00%, (3.57%), due 4/29/23	364
702	On Semiconductor, First Lien Term Loan B, 3 month USD LIBOR + 2.00%, (3.57%), due 3/31/23	707
	Optiv, Inc.
1,841	First Lien Term Loan, 3 month USD LIBOR + 3.25%, (4.63%), due 2/1/24	1,749
425	Second Lien Term Loan, 3 month USD LIBOR + 7.25%, (8.63%), due 2/1/25	389
3,200	Rackspace Hosting, Inc., First Lien Term Loan B, 3 month USD LIBOR + 3.00%, (4.38%), due 11/3/23	3,227
1,602	Riverbed Technology, First Lien Term Loan B, 3 month USD LIBOR + 3.25%, (4.83%), due 4/24/22	1,582
	SkillSoft
352	First Lien Term Loan, 3 month USD LIBOR + 4.75%, (6.32%), due 4/28/21	344
317	Second Lien Term Loan, 3 month USD LIBOR + 8.25%, (9.82%), due 4/28/22	285
1,610	Vertafore, First Lien Term Loan, 3 month USD LIBOR + 3.25%, (4.82%), due 6/17/23	1,626
524	Western Digital Corp., First Lien Term Loan B, 3 month USD LIBOR + 2.00%, due 4/29/23	527	(e)(f)
819	Zebra Technologies, First Lien Term Loan B, 3 month USD LIBOR + 2.00%, (3.75%), due 10/27/21	824
		31,384

Equipment Leasing 1.0%
760	Aercap, First Lien Term Loan B, 3 month USD LIBOR + 2.00%, (3.69%), due 10/30/22	765
2,826	Avolon, First Lien Term Loan B2, 3 month USD LIBOR + 2.25%, (3.81%), due 4/3/22	2,821
		3,586

Financial Intermediaries 1.3%
1,653	CITCO, First Lien Term Loan, 3 month USD LIBOR + 3.00%, (4.57%), due 4/3/22	1,665
563	Fortress Investment Group, First Lien Term Loan B, 3 month USD LIBOR + 2.75%, (4.32%), due 7/14/22	571
1,716	Grosvenor Capital Management Holdings, LLP, First Lien Term Loan B, 3 month USD LIBOR + 3.00%, (4.57%), due 8/18/23	1,720
361	Lender Processing Services, First Lien Term Loan B, 3 month USD LIBOR + 2.25%, (3.88%), due 5/27/22	364	(a)
560	Royalty Pharma AG, First Lien Term Loan B6, 3 month USD LIBOR + 2.00%, (3.69%), due 3/27/23	563
		4,883

Food & Drug Retailers 1.4%
	Albertsons LLC
785	First Lien Term Loan B4, 3 month USD LIBOR + 2.75%, (4.32%), due 8/25/21	781
1,802	First Lien Term Loan B5, 3 month USD LIBOR + 3.00%, (4.67%), due 12/21/22	1,791
1,187	First Lien Term Loan B6, 3 month USD LIBOR + 3.00%, (4.46%), due 6/22/23	1,179	(e)(f)
1,500	General Nutrition Centers, First Lien Term Loan, 3 month USD LIBOR + 2.50%, (4.07%), due 3/4/19	1,338
		5,089

Food Products 1.0%
515	B&G Foods Inc., First Lien Term Loan B, 3 month USD LIBOR + 2.00%, (3.57%), due 11/2/22	520
576	DE Master Blenders, First Lien Term Loan B, 3 month USD LIBOR + 2.25%, (3.69%), due 7/2/22	580
986	Del Monte Foods, First Lien Term Loan, 3 month USD LIBOR + 3.25%, (4.70%), due 2/18/21	834
340	Nomad Foods Europe Midco Ltd., First Lien Term Loan, 3 month USD LIBOR + 2.25%, (3.81%), due 5/15/24	342
517	Pinnacle Foods Finance, First Lien Term Loan B, 3 month USD LIBOR + 2.00%, (3.56%), due 2/2/24	521
955	Post Holdings, First Lien Term Loan B, 3 month USD LIBOR + 2.25%, (3.82%), due 5/24/24	961
		3,758

Food Service 1.5%
605	ARBYS, First Lien Term Loan, 3 month USD LIBOR + 3.25%, due 1/19/25	613	(e)(f)
1,354	Burger King Corporation, First Lien Term Loan B, 3 month USD LIBOR + 2.25%, (3.85%), due 2/17/24	1,361
1,044	Manitowoc Foodservice, First Lien Term Loan B, 3 month USD LIBOR + 2.75%, (4.32%), due 3/3/23	1,053
1,605	US Foods, First Lien Term Loan B, 3 month USD LIBOR + 2.75%, (4.07%), due 6/27/23	1,621
982	Yum Brands, Inc., First Lien Term Loan B, 3 month USD LIBOR + 2.00%, (3.56%), due 6/16/23	989
		5,637

Health Care 6.2%
1,948	Acadia Healthcare Co., First Lien Term Loan B2, 3 month USD LIBOR + 2.75%, (4.31%), due 2/16/23	1,963
	Air Medical Group Holding
495	First Lien Term Loan B, 3 month USD LIBOR + 3.25%, (4.94%), due 4/28/22	500
532	First Lien Term Loan B1, 3 month USD LIBOR + 4.00%, (5.67%), due 4/28/22	537
30	First Lien Term Loan B, 3 month USD LIBOR + 4.25%, due 7/3/24	30	(e)(f)
	CHS/Community Health
1,532	First Lien Term Loan G1, 3 month USD LIBOR + 2.75%, (4.23%), due 12/31/19	1,511	(e)(f)
1,871	First Lien Term Loan H1, 3 month USD LIBOR + 3.00%, (4.48%), due 1/27/21	1,834
	Concentra Operating Company
1,436	First Lien Term Loan 1, 3 month USD LIBOR + 3.00%, (4.49%), due 6/1/22	1,449
395	Second Lien Term Loan, 3 month USD LIBOR + 6.50%, (7.50%), due 6/1/23	395	(a)
980	Convatec Inc., First Lien Term Loan B, 3 month USD LIBOR + 2.25%, (3.94%), due 10/26/23	988
954	Davita Inc., First Lien Term Loan B, 3 month USD LIBOR + 2.75%, (4.32%), due 6/24/21	966
2,059	Envision Healthcare, First Lien Term Loan B, 3 month USD LIBOR + 3.00%, (4.58%), due 12/1/23	2,066
1,176	Grifols SA, First Lien Term Loan B, 3 month USD LIBOR + 2.25%, (3.72%), due 1/19/25	1,183
497	IMS Health Incorporated, First Lien Term Loan B, 3 month USD LIBOR + 2.00%, (3.69%), due 3/7/24	500
867	INC Research, First Lien Term Loan B, 3 month USD LIBOR + 2.25%, (3.82%), due 8/1/24	871
1,426	Mallinckrodt International, First Lien Term Loan B, 3 month USD LIBOR + 2.75%, (4.44%), due 9/24/24	1,423
244	Mediware Information System, First Lien Term Loan B, 3 month USD LIBOR + 3.50%, (5.07%), due 2/9/24	246
2,403	Multiplan, Inc., First Lien Term Loan B, 3 month USD LIBOR + 3.00%, (4.69%), due 6/7/23	2,419
1,053	National Mentor, Inc., First Lien Term Loan B, 3 month USD LIBOR + 3.00%, (4.69%), due 1/31/21	1,066
557	Surgery Partners, First Lien Term Loan, 3 month USD LIBOR + 3.25%, (4.82%), due 9/3/24	557
2,033	Team Health, Inc., First Lien Term Loan B, 3 month USD LIBOR + 2.75%, (4.32%), due 2/6/24	1,993
		22,497

Industrial Equipment 3.5%
	Crosby Worldwide
1,550	First Lien Term Loan, 3 month USD LIBOR + 3.00%, (4.45%), due 11/22/20	1,522
440	Second Lien Term Loan, 3 month USD LIBOR + 6.00%, (7.45%), due 11/22/21	412
1,946	Doosan Infracore, First Lien Term Loan B, 3 month USD LIBOR + 2.50%, (4.19%), due 5/19/24	1,966
1,415	Filtration Group, First Lien Term Loan, 3 month USD LIBOR + 3.00%, (4.48%), due 11/21/20	1,432
364	Gardner Denver, First Lien Term Loan B, 3 month USD LIBOR + 2.75%, (4.44%), due 7/30/24	366
774	Gates Global LLC, First Lien Term Loan B, 3 month USD LIBOR + 3.00%, (4.69%), due 3/31/24	780
447	Harsco, First Lien Term Loan B, 3 month USD LIBOR + 3.00%, (4.63%), due 12/5/24	452
1,285	Husky Injection Molding, First Lien Term Loan B, 3 month USD LIBOR + 3.25%, (4.82%), due 6/30/21	1,291
439	Hyster-Yale Group, First Lien Term Loan B, 3 month USD LIBOR + 4.00%, (5.57%), due 5/30/23	443
2,401	Milacron LLC, First Lien Term Loan B, 3 month USD LIBOR + 2.75%, (4.32%), due 9/24/23	2,417
743	Minimax Viking, First Lien Term Loan B, 3 month USD LIBOR + 2.75%, (4.07%), due 8/16/23	747
1,017	Signode Industrial, First Lien Term Loan B, 3 month USD LIBOR + 2.75%, (4.36%), due 5/1/21	1,018
		12,846

Insurance 0.6%
	Sedgwick Holdings Inc.
1,550	First Lien Term Loan, 3 month USD LIBOR + 2.75%, (4.32%), due 2/28/21	1,553
158	First Lien Term Loan, 4.32%, due 2/28/21	158
285	Second Lien Term Loan, 3 month USD LIBOR + 5.75%, (7.23%), due 2/28/22	288
120	Second Lien Term Loan, 3 month USD LIBOR + 5.75%, (7.32%), due 2/28/22	122
		2,121

Leisure Goods - Activities - Movies 3.0%
494	Amc Entertainment, First Lien Term Loan B, 3 month USD LIBOR + 2.75%, (3.81%), due 12/15/22	495
657	Clubcorp, First Lien Term Loan B, 3 month USD LIBOR + 3.25%, (4.94%), due 8/15/24	662
2,340	Formula One, First Lien Term Loan B, 3 month USD LIBOR + 2.50%, (3.50%), due 2/1/24	2,348
785	Match Group Inc., First Lien Term Loan B, 3 month USD LIBOR + 2.50%, (4.06%), due 11/16/22	793	(a)
2,687	Nielsen Business Media, First Lien Term Loan B, 3 month USD LIBOR + 3.00%, (4.42%), due 5/22/24	2,705
325	Regal Cinemas Corporation, First Lien Term Loan, 3 month USD LIBOR + 2.00%, (3.57%), due 4/1/22	325
2,426	Seaworld, First Lien Term Loan B5, 3 month USD LIBOR + 3.00%, (4.69%), due 3/31/24	2,422	(e)(f)
995	Warner Music, First Lien Term Loan, 3 month USD LIBOR + 2.25%, (3.81%), due 11/1/23	1,000
		10,750

Lodging & Casinos 6.8%
530	Aristocrat Leisure, First Lien Term Loan, 3 month USD LIBOR + 2.00%, (3.74%), due 10/19/24	534
299	Belmond, First Lien Term Loan B, 3 month USD LIBOR + 2.75%, (4.32%), due 7/3/24	300
1,324	Boyd Gaming Corporation, First Lien Term Loan B2, 3 month USD LIBOR + 2.50%, (3.97%), due 9/15/23	1,333
920	Caesars Entertainment, First Lien Term Loan B, 3 month USD LIBOR + 2.50%, (4.07%), due 10/6/24	926
1,095	Caesars Resort Collection, First Lien Term Loan, 3 month USD LIBOR + 2.75%, (4.33%), due 9/28/24	1,108
1,517	CityCenter, First Lien Term Loan B, 3 month USD LIBOR + 2.50%, (4.07%), due 4/18/24	1,528
2,039	Cowlitz Tribal Gaming, First Lien Term Loan B, 3 month USD LIBOR + 10.50%, (12.07%), due 12/6/21	2,263	(a)(c)
554	Eldorado Resorts, First Lien Term Loan B, 3 month USD LIBOR + 2.25%, (3.84%), due 4/17/24	558	(a)
1,595	Extended Stay, First Lien Term Loan B, 3 month USD LIBOR + 2.25%, (3.82%), due 8/30/23	1,608
1,032	Four Seasons Holdings Inc., First Lien Term Loan B, 3 month USD LIBOR + 2.50%, (4.07%), due 11/30/23	1,041
	Golden Entertainment
1,369	First Lien Term Loan B, 3 month USD LIBOR + 3.00%, (4.57%), due 10/20/24	1,378	(e)(f)
630	Second Lien Term Loan, 3 month USD LIBOR + 7.00%, (8.57%), due 8/15/25	633	(a)(e)(f)
894	Hilton Worldwide, First Lien Term Loan B2, 3 month USD LIBOR + 2.25%, (3.56%), due 10/25/23	901
898	MGM Growth Properties, First Lien Term Loan B, 3 month USD LIBOR + 2.25%, (3.82%), due 4/25/23	904
	Mohegan Tribal Gaming
284	First Lien Term Loan A, 3 month USD LIBOR + 3.75%, (5.32%), due 10/13/21	285
1,685	First Lien Term Loan B, 3 month USD LIBOR + 4.00%, (5.57%), due 10/13/23	1,700
500	Penn National Gaming, First Lien Term Loan B, 3 month USD LIBOR + 2.50%, (4.07%), due 1/19/24	502
2,675	Scientific Games Corp., First Lien Term Loan B4, 3 month USD LIBOR + 3.25%, (4.76%), due 8/14/24	2,689
1,903	Station Casinos, First Lien Term Loan B, 3 month USD LIBOR + 2.50%, (4.07%), due 6/8/23	1,913
2,586	Twin Rivers Casino, First Lien Term Loan B, 3 month USD LIBOR + 3.50%, (5.19%), due 7/10/20	2,617
		24,721

Oil & Gas 1.7%
374	Chesapeake Energy Corp., First Lien Term Loan, 3 month USD LIBOR + 7.50%, (8.95%), due 8/23/21	400
1,005	EagleClaw, First Lien Term Loan, 3 month USD LIBOR + 4.25%, (5.73%), due 6/6/24	1,012
1,807	Energy Transfer Equity, First Lien Term Loan B, 3 month USD LIBOR + 2.00%, (3.56%), due 2/2/24	1,810
715	Gavilan Resources, Second Lien Term Loan, 3 month USD LIBOR + 6.00%, (7.56%), due 3/1/24	717	(e)(f)
1,420	Rover, First Lien Term Loan B, 3 month USD LIBOR + 4.00%, (5.58%), due 10/31/24	1,437
875	Traverse Midstream, First Lien Term Loan B, 3 month USD LIBOR + 4.00%, (5.85%), due 9/22/24	886
		6,262

Publishing 0.7%
897	Harland Clarke Holdings Corp., First Lien Term Loan B7, 3 month USD LIBOR + 4.75%, (6.44%), due 10/31/23	906
625	Meredith Corp., First Lien Term Loan B, 3 month USD LIBOR + 3.00%, due 1/17/25	632	(e)(f)
889	Nielsen Finance LLC, First Lien Term Loan B4, 3 month USD LIBOR + 2.00%, (3.55%), due 10/4/23	894
		2,432

Radio & Television 2.6%
1,702	Cumulus Media, First Lien Term Loan B, 3 month USD LIBOR + 3.25%, (4.83%), due 12/23/20	1,461
490	Gray Television Inc., First Lien Term Loan B, 3 month USD LIBOR + 2.25%, (3.81%), due 2/7/24	493
1,529	iHeartCommunications Inc., First Lien Term Loan D, 3 month USD LIBOR + 6.75%, (8.44%), due 1/30/19	1,169
186	Mission Broadcasting, First Lien Term Loan, 3 month USD LIBOR + 2.50%, (4.07%), due 1/17/24	187	(e)(f)
1,473	Nexstar Broadcasting, First Lien Term Loan B, 3 month USD LIBOR + 2.50%, (4.07%), due 1/17/24	1,481	(e)(f)
	Sinclair Broadcasting
891	First Lien Term Loan B2, 3 month USD LIBOR + 2.25%, (3.83%), due 1/3/24	895
680	First Lien Term Loan B, 3 month USD LIBOR + 2.50%, due 12/7/24	686	(e)(f)
3,186	Univision Communications Inc., First Lien Term Loan C5, 3 month USD LIBOR + 2.75%, (4.32%), due 3/15/24	3,187	(e)(f)
		9,559

Retailers (except food & drug) 2.5%
2,125	Bass Pro Shops, First Lien Term Loan B, 3 month USD LIBOR + 5.00%, (6.57%), due 9/25/24	2,135
	BJS Wholesale Club Inc.
2,048	First Lien Term Loan B, 3 month USD LIBOR + 3.50%, (4.95%), due 1/27/24	2,047	(e)(f)
455	Second Lien Term Loan, 3 month USD LIBOR + 7.50%, (8.95%), due 1/27/25	456
372	Jo-Ann Stores, First Lien Term Loan B, 3 month USD LIBOR + 5.00%, (6.55%), due 10/21/23	370	(a)
1,149	PetSmart, Inc., First Lien Term Loan B, 3 month USD LIBOR + 3.00%, (4.57%), due 3/10/22	929
	Sally Beauty
369	First Lien Term Loan B1, 3 month USD LIBOR + 2.50%, (4.13%), due 6/22/24	372
555	First Lien Term Loan B2, 4.50%, due 6/22/24	554	(j)
2,428	Staples, First Lien Term Loan, 3 month USD LIBOR + 4.00%, (5.49%), due 8/14/24	2,415	(e)(f)
		9,278

Steel 0.8%
1,655	McJunkin Red Man Corporation, First Lien Term Loan B, 3 month USD LIBOR + 3.50%, (5.07%), due 9/14/24	1,676
1,387	TMS International, First Lien Term Loan B, 3 month USD LIBOR + 3.00%, (4.63%), due 8/9/24	1,390	(a)
		3,066

Surface Transport 0.5%
1,239	Avis Budget Car Rental, First Lien Term Loan B, 3 month USD LIBOR + 2.00%, (3.70%), due 3/15/22	1,242
738	Hertz Corporation, First Lien Term Loan B, 3 month USD LIBOR + 2.75%, (4.32%), due 6/30/23	738
		1,980

Telecommunications 1.3%
3,725	Centurylink, First Lien Term Loan B, 3 month USD LIBOR + 2.75%, (4.32%), due 1/31/25	3,667
	Intelsat Jackson HLDG
951	First Lien Term Loan B5, 3 month USD LIBOR + 0.00%, due 1/14/24	955	(e)(f)
145	First Lien Term Loan B4, 3 month USD LIBOR + 4.50%, (5.50%), due 1/14/24	147
		4,769

Utilities 6.1%
	Calpine Corp.
428	First Lien Term Loan B6, 3 month USD LIBOR + 2.50%, (4.20%), due 1/15/23	431	(e)(f)
1,307	First Lien Term Loan B7, 3 month USD LIBOR + 2.75%, (4.20%), due 5/31/23	1,313
306	First Lien Term Loan B5, 3 month USD LIBOR + 2.75%, (4.20%), due 1/16/24	307
835	Compass Power Generation, First Lien Term Loan B, 3 month USD LIBOR + 3.75%, (5.39%), due 12/14/24	845
3,424	Dynegy Holdings Inc., First Lien Term Loan C, 3 month USD LIBOR + 2.75%, (4.31%), due 2/7/24	3,457	(e)(f)
2,060	Energy Future Intermediate Holding Co. LLC, First Lien Term Loan, 3 month USD LIBOR + 3.25%, (4.57%), due 6/28/18	2,067
660	Exgen Renewable, First Lien Term Loan B, 3 month USD LIBOR + 3.00%, (4.47%), due 11/16/24	668
991	Helix Gen Funding LLC, First Lien Term Loan B, 3 month USD LIBOR + 3.75%, (5.44%), due 6/2/24	1,000
1,554	Nautilus Power LLC, First Lien Term Loan B, 3 month USD LIBOR + 4.25%, (5.82%), due 5/16/24	1,577
880	NRG Energy Inc., First Lien Term Loan B, 3 month USD LIBOR + 2.25%, (3.94%), due 6/30/23	884
969	RJS Power Holdings LLC, First Lien Term Loan B1, 3 month USD LIBOR + 4.00%, (5.57%), due 7/6/23	976
	Texas Competitive
598	First Lien Term Loan C, 3 month USD LIBOR + 2.75%, (4.06%), due 8/4/23	603
3,376	First Lien Term Loan B, 3 month USD LIBOR + 2.75%, (4.07%), due 8/4/23	3,401
257	First Lien Term Loan B2, 3 month USD LIBOR + 2.75%, (4.31%), due 12/14/23	259
1,508	First Lien Term Loan B2, 3 month USD LIBOR + 4.00%, (5.57%), due 4/13/24	1,518
2,952	TPF II, First Lien Term Loan B, 3 month USD LIBOR + 3.75%, (5.32%), due 10/2/23	2,991
		22,297

	Total Loan Assignments (Cost $313,318)	313,906

Corporate Bonds 5.7%

Business Equipment & Services 0.1%
252	Brock Holdings Notes 2022, 15.00%, due 10/24/22	252	(a)(b)(c)

Cable & Satellite Television 0.5%
535	Altice Financing SA, 6.63%, due 2/15/23	542	(h)
360	Altice US Finance I Corp., 5.38%, due 7/15/23	369	(h)
360	CSC Holdings LLC, 6.75%, due 11/15/21	386
540	Numericable-SFR SA, 6.00%, due 5/15/22	528	(h)
		1,825
Chemicals 0.1%
370	PQ Corp., 6.75%, due 11/15/22	395	(h)

Consumer - Commercial Lease Financing 0.2%
375	Park Aerospace Holdings Ltd., 5.25%, due 8/15/22	370	(h)
530	SLM Corp., 5.50%, due 1/25/23	532
		902

Energy - Exploration & Production 0.3%
360	Chesapeake Energy Corp., 8.00%, due 12/15/22	386	(h)
860	EP Energy LLC/Everest Acquisition Finance, Inc., 8.00%, due 2/15/25	679	(h)
		1,065

Gaming 0.2%
295	Int'l Game Technology PLC, 5.63%, due 2/15/20	306	(h)
410	Scientific Games Int'l, Inc., 5.00%, due 10/15/25	411	(h)
		717

Gas Distribution 0.5%
	Cheniere Corpus Christi Holdings LLC
380	5.88%, due 3/31/25	410
420	5.13%, due 6/30/27	434
480	Energy Transfer Equity L.P., 4.25%, due 3/15/23	482
325	Sabine Pass Liquefaction LLC, 5.63%, due 2/1/21	346
370	Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.25%, due 11/15/23	365
		2,037

Health Facilities 0.4%
570	MPT Operating Partnership L.P./MPT Finance Corp., 5.00%, due 10/15/27	564
829	Tenet Healthcare Corp., 4.63%, due 7/15/24	815	(h)
		1,379

Lodging & Casinos 0.0%(g)
125	Scientific Games Int'l, Inc., 7.00%, due 1/1/22	132	(i)

Media Content 0.1%
535	Univision Communications, Inc., 5.13%, due 2/15/25	519	(h)

Oil Field Equipment & Services 0.1%
340	Precision Drilling Corp., 7.75%, due 12/15/23	365

Packaging 0.6%
765	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.25%, due 9/15/22	770	(h)
880	BWAY Holding Co., 5.50%, due 4/15/24	912	(h)
475	Reynolds Group Issuer, Inc., 3 month USD LIBOR + 3.50%, (5.22%), due 7/15/21	483	(d)(h)
		2,165

Pharmaceuticals 0.8%
	Valeant Pharmaceuticals Int'l, Inc.
1,045	6.50%, due 3/15/22	1,095	(h)
1,055	7.00%, due 3/15/24	1,122	(h)
705	5.50%, due 11/1/25	712	(h)
		2,929

Printing & Publishing 0.1%
365	Harland Clarke Holdings Corp., 8.38%, due 8/15/22	380	(h)

Restaurants 0.2%
615	1011778 BC ULC/New Red Finance, Inc., 5.00%, due 10/15/25	616	(h)

Steel Producers - Products 0.3%
950	Big River Steel LLC/BRS Finance Corp., 7.25%, due 9/1/25	1,019	(h)

Support - Services 0.1%
330	Hertz Corp., 7.63%, due 6/1/22	345	(h)

Telecom - Wireless 0.8%
825	Sprint Spectrum Co., LLC, 3.36%, due 9/20/21	828	(h)
2,320	Wind Tre SpA, 5.00%, due 1/20/26	2,106	(h)
		2,934
Utilities 0.3%
585	Dynegy, Inc., 7.63%, due 11/1/24	632
390	NRG Energy, Inc., 6.25%, due 7/15/22	404
		1,036

	Total Corporate Bonds (Cost $21,028)	21,012

Asset-Backed Securities 2.3%
285	ALM VII Ltd., Ser. 2012-7A, Class DR, 3 month USD LIBOR + 7.10%, (8.82%), due 10/15/28	294	(d)(h)
390	Apidos CLO, Ser. 2015-22A, Class D, 3 month USD LIBOR + 6.00%, (7.74%), due 10/20/27	397	(d)(h)
500	Ares XLIII CLO Ltd., Ser. 2017-43A, Class E, 3 month USD LIBOR + 6.47%, (8.19%), due 10/15/29	514	(d)(h)
285	California Street CLO IX L.P., Ser. 2012-9A, Class ER, 3 month USD LIBOR + 7.18%, (8.90%), due 10/16/28	295	(d)(h)
385	Highbridge Loan Management Ltd., Ser. 2015-7A, Class E, 3 month USD LIBOR + 5.75%, (7.17%), due 11/15/26	385	(d)(h)
270	LCM Ltd. Partnership, Ser. 19A, Class E2, 3 month USD LIBOR + 5.70%, (7.42%), due 7/15/27	274	(d)(h)
385	Magnetite CLO Ltd., Ser. 2015-15A, Class E, 3 month USD LIBOR + 6.45%, (8.20%), due 10/25/27	386	(d)(h)
	Palmer Square CLO Ltd.
1,000	Ser. 2013-2A, Class DR, 3 month USD LIBOR + 6.10%, (7.83%), due 10/17/27	1,026	(d)(h)
1,000	Ser. 2015-1A, Class DR, 3 month USD LIBOR + 6.20%, (7.64%), due 5/21/29	1,021	(d)(h)
335	Riserva CLO Ltd., Ser. 2016-3A, Class E, 3 month USD LIBOR + 6.75%, (8.48%), due 10/18/28	344	(d)(h)
500	Symphony CLO XIV Ltd., Ser. 2014-14A, Class E, 3 month USD LIBOR + 4.60%, (6.32%), due 7/14/26	500	(d)(h)
685	TCI-Flatiron CLO Ltd., Ser. 2016-1A, Class E, 3 month USD LIBOR + 7.25%, (8.98%), due 7/17/28	706	(d)(h)
250	TIAA CLO Ltd., Ser. 2017-1A, Class E, 3 month USD LIBOR + 5.85%, (7.59%), due 4/20/29	251	(d)(h)
1,000	TRESTLES CLO Ltd., Ser. 2017-1A, Class D, 3 month USD LIBOR + 6.68%, (8.01%), due 7/25/29	1,031	(d)(h)
405	Voya CLO Ltd., Ser. 2015-3A, Class D2, 3 month USD LIBOR + 5.45%, (7.19%), due 10/20/27	409	(d)(h)
445	Webster Park CLO Ltd., Ser. 2015-1A, Class D, 3 month USD LIBOR + 6.10%, (7.84%), due 1/20/27	446	(d)(h)

	Total Asset-Backed Securities (Cost $7,698)	8,279

NUMBER OF SHARES

Short-Term Investments 7.9%

Investment Companies 7.9%
28,925,891	State Street Institutional U.S. Government Money Market Fund Premier Class, 1.25%(l) (Cost $28,926)	28,926	(k)

	Total Investments 102.0% (Cost $371,373)	372,559

	Other Assets Less Liabilities (2.0)%	(7,394)	(m)#

	Net Assets 100.0%	$365,165

(a)	Value determined using significant unobservable inputs.
(b)
Security fair valued as of January 31, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2018 amounted to approximately $688,000, which represents 0.2% of net assets of the Fund.

(c)	Illiquid security.
(d)
Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2018 and changes periodically.

Benchmarks for Variable/Floating Rates:

LIBOR (USD)= London Interbank Offered Rate

(e)	All or a portion of this security has not settled as of January 31, 2018 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(f)	All or a portion of this security was purchased on a delayed delivery basis.
(g)	Represents less than 0.05% of net assets.
(h)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2018, these securities amounted to approximately $23,987,000, which represents 6.6% of net assets of the Fund. Securities denoted with (h) but without (c) have been deemed by the investment manager to be liquid.

(i)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at January 31, 2018 amounted to approximately $132,000, which represents 0.0% of net assets of the Fund.

(j)	Fixed coupon.
(k)	All or a portion of this security is segregated in connection with obligations for delayed delivery securities with a total value of approximately $28,926,000.
(l)	Rate represents 7-day effective yield as of January 31, 2018.
(m)	As of January 31, 2018, the value of unfunded loan commitments was approximately $79,000 (see Notes to Schedule of Investments).

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3(b)	Total
Investments:
Common Stocks	$—	$—	$436	$436
Loan Assignments
Automotive	—	4,116	492	4,608
Building & Development	—	12,051	420	12,471
Business Equipment & Services	—	33,917	1,385	35,302
Cable & Satellite Television	—	11,654	907	12,561
Electronics - Electrical	—	31,246	138	31,384
Financial Intermediaries	—	4,519	364	4,883
Health Care	—	22,102	395	22,497
Leisure Goods - Activities - Movies	—	9,957	793	10,750
Lodging & Casinos	—	21,267	3,454	24,721
Retailers (except food & drug)	—	8,908	370	9,278
Steel	—	1,676	1,390	3,066
Other Loan Assignments(a)	—	142,385	—	142,385
Total Loan Assignments	—	303,798	10,108	313,906
Corporate Bonds
Business Equipment & Services	—	—	252	252
Other Corporate Bonds(a)	—	20,760	—	20,760
Total Corporate Bonds	—	20,760	252	21,012
Asset-Backed Securities	—	8,279	—	8,279
Short-Term Investments	—	28,926	—	28,926
Total Investments	$—	$361,763	$10,796	$372,559

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance, as of 11/1/2017	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 1/31/2018	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2018
Investments in securities:
Common Stocks(c)
Business Equipment & Services	$ 436	$0(e)	$—	$(12)	$—	$—	$1,397	$—	$ 1,821	$(12)
Loan Assignments(d)
Automotive	—	—	—	8	485	(1)	—	—	492	8
Building & Development	1,039	0(e)	0(e)	2	—	(1)	419	(1,039)	420	2
Cable & Satellite Television	—	0(e)	0(e)	9	242	(22)	678	—	907	9
Containers & Glass Products	862	(0) (e)	1	(5)	—	(858)	—	—	—	—
Electronics - Electrical	—	0(e)	—	0(e)	—	—	138	—	138	—
Financial Intermediaries	946	(0) (e)	(4)	(3)	—	(575)	—	—	364	(3)
Health Care	2,467	—	—	8	387	—	—	(2,467)	395	8
Leisure Goods - Activities - Movies	3,518	0(e)	—	(1)	—	—	—	(2,724)	793	(1)
Lodging & Casinos	2,313	(1)	(3)	(19)	81	(40)	1,123	—	3,454	(19)
Retailers (except food & drug)	—	—	0(e)	6	200	(1)	165	—	370	6
Steel	3,069	0(e)	0(e)	(0) (e)	—	(3)	—	(1,676)	1,390	—
Corporate Bonds(c)
Business Equipment & Services	252	—	—	—	—	—	—	—	252	—
Total	$ 14,902	$ (1)	$ (6)	$ (7)	$ 1,395	($ 1,501)	$ 3,920	($ 7,906)	$ 10,796	$(2)

(c)    As of the period ended January  31, 2018, these securities were valued using methods the Board of Trustees has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security.  These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations in not presented.

(d)     Securities categorized as Level 3 were valued based on a single quotation obtained from a dealer.  The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs in formulating such quotation.

(e) Amount less than one thousand.

As of the period ended January 31, 2018, certain securities were transferred from one level (as of October 31, 2017) to another. Based on beginning of period market values as of November 1, 2017, approximately $11,361,000 was transferred from Level 3 to Level 2. Also, approximately $2,523,000 was transferred from Level 2 to Level 3.  Transfers of loan assignments into or out of Level 3 were primarily due to the pricing methodology using a single broker quote (Level 3) or a single observable input (Level 3) by the independent pricing service. As of the period ended January 31, 2018, the Fund had no transfers between Levels 1 and 2.

See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund
(Unaudited) January 31, 2018

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)

Loan Assignments(a) 3.6%

Business Equipment & Services 1.2%
$11,718	Advantage Sales and Marketing, Second Lien Term Loan, 3 month USD LIBOR + 6.50%, (8.27%), due 7/25/22	$10,932
13,718	First Data Corporation, First Lien Term Loan, 3 month USD LIBOR + 2.25%, (3.81%), due 7/10/22	13,809
4,128	Presidio, First Lien Term Loan B, 3 month USD LIBOR + 2.75%, (4.44%), due 2/2/24	4,149
5,918	Servicemaster Company, First Lien Term Loan B, 3 month USD LIBOR + 2.50%, (4.07%), due 11/8/23	5,953
		34,843

Containers & Glass Products 0.2%
5,689	Reynolds Group, First Lien Term Loan, 3 month USD LIBOR + 2.75%, (4.32%), due 2/5/23	5,730

Electronics - Electrical 0.1%
2,239	Rackspace Hosting, Inc., First Lien Term Loan B, 3 month USD LIBOR + 3.00%, (4.38%), due 11/3/23	2,258

Food & Drug Retailers 0.2%
6,980	General Nutrition Centers, First Lien Term Loan, 3 month USD LIBOR + 2.50%, (4.07%), due 3/4/19	6,228

Health Care 0.5%
4,427	Envision Healthcare, First Lien Term Loan B, 3 month USD LIBOR + 3.00%, (4.58%), due 12/1/23	4,442
8,579	Team Health, Inc., First Lien Term Loan B, 3 month USD LIBOR + 2.75%, (4.32%), due 2/6/24	8,407
		12,849

Leisure Goods - Activities - Movies 0.1%
4,079	Seaworld, First Lien Term Loan B5, 3 month USD LIBOR + 3.00%, (4.69%), due 3/31/24	4,072

Lodging & Casinos 0.3%
7,278	Cowlitz Tribal Gaming, First Lien Term Loan B, 3 month USD LIBOR + 10.50%, (12.07%), due 12/6/21	8,078	(b)(c)

Publishing 0.1%
2,972	Harland Clarke Holdings Corp., First Lien Term Loan B7, 3 month USD LIBOR + 4.75%, (6.44%), due 10/31/23	3,004

Radio & Television 0.2%
6,735	Univision Communications Inc., First Lien Term Loan C5, 3 month USD LIBOR + 2.75%, (4.32%), due 3/15/24	6,738

Retailers (except food & drug) 0.2%
3,337	Bass Pro Shops, First Lien Term Loan B, 3 month USD LIBOR + 5.00%, (6.57%), due 9/25/24	3,353
1,019	BJS Wholesale Club Inc., First Lien Term Loan B, 3 month USD LIBOR + 3.50%, (4.95%), due 1/27/24	1,018
		4,371

Telecommunications 0.2%
5,600	Centurylink, First Lien Term Loan B, 3 month USD LIBOR + 2.75%, (4.32%), due 1/31/25	5,513

Utilities 0.3%
5,760	Calpine Corp., First Lien Term Loan B6, 3 month USD LIBOR + 2.50%, (4.20%), due 1/15/23	5,790
2,139	Texas Competitive, First Lien Term Loan B2, 3 month USD LIBOR + 2.75%, (4.31%), due 12/14/23	2,151
		7,941

	Total Loan Assignments (Cost $100,752)	101,625

Corporate Bonds 91.0%

Advertising 1.8%
	Lamar Media Corp.
3,075	5.00%, due 5/1/23	3,144
3,685	5.75%, due 2/1/26	3,888
12,360	MDC Partners, Inc., 6.50%, due 5/1/24	12,453	(d)
2,285	Nielsen Co. Luxembourg SARL, 5.50%, due 10/1/21	2,342	(d)
	Nielsen Finance LLC/Nielsen Finance Co.
7,805	4.50%, due 10/1/20	7,864
18,000	5.00%, due 4/15/22	18,292	(d)
3,070	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.88%, due 3/15/25	3,195
		51,178

Auto Parts & Equipment 0.5%
7,915	IHO Verwaltungs GmbH, 4.50% Cash/5.25% PIK, due 9/15/23	8,054	(d)(e)
5,637	ZF N.A. Capital, Inc., 4.00%, due 4/29/20	5,738	(d)
		13,792
Banking 2.3%
	Ally Financial, Inc.
20,975	3.60%, due 5/21/18	21,012
6,295	3.25%, due 11/5/18	6,311
24,840	8.00%, due 3/15/20	27,088
10,155	CIT Group, Inc., 3.88%, due 2/19/19	10,244
		64,655

Brokerage 0.3%
9,010	LPL Holdings, Inc., 5.75%, due 9/15/25	9,193	(d)

Building & Construction 2.1%
4,945	CalAtlantic Group, Inc., 5.25%, due 6/1/26	5,180
	Lennar Corp.
1,140	6.95%, due 6/1/18	1,154
6,690	4.75%, due 11/15/22	6,935
6,765	4.88%, due 12/15/23	6,986
2,330	4.75%, due 5/30/25	2,388
3,192	Meritage Homes Corp., 6.00%, due 6/1/25	3,439
7,810	PulteGroup, Inc., 4.25%, due 3/1/21	7,996
3,565	Ryland Group, Inc., 5.38%, due 10/1/22	3,779
	Standard Pacific Corp.
2,225	8.38%, due 5/15/18	2,263
3,065	8.38%, due 1/15/21	3,494
6,458	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.63%, due 3/1/24	6,789	(d)
	Toll Brothers Finance Corp.
4,735	4.38%, due 4/15/23	4,871
685	4.88%, due 11/15/25	713
3,320	4.35%, due 2/15/28	3,287
		59,274

Building Materials 0.5%
5,830	HD Supply, Inc., 5.75%, due 4/15/24	6,238	(d)
	Jeld-Wen, Inc.
1,365	4.63%, due 12/15/25	1,365	(d)
1,365	4.88%, due 12/15/27	1,367	(d)
4,050	USG Corp., 5.50%, due 3/1/25	4,262	(d)
		13,232

Cable & Satellite Television 8.9%
	Altice Luxembourg SA
16,515	7.75%, due 5/15/22	15,854	(d)
6,520	7.63%, due 2/15/25	5,974	(d)
	Altice US Finance I Corp.
2,050	5.38%, due 7/15/23	2,099	(d)
6,345	5.50%, due 5/15/26	6,488	(d)
4,640	Altice US Finance II Corp., 7.75%, due 7/15/25	5,046	(d)
	CCO Holdings LLC/CCO Holdings Capital Corp.
10,700	5.25%, due 9/30/22	10,954
14,970	5.13%, due 5/1/23	15,260	(d)
15,945	5.75%, due 2/15/26	16,503	(d)
6,045	5.13%, due 5/1/27	5,888	(d)
8,785	5.88%, due 5/1/27	9,048	(d)
13,480	5.00%, due 2/1/28	13,042	(d)
	Cequel Communications Holdings I LLC/Cequel Capital Corp.
5,901	6.38%, due 9/15/20	5,975	(d)
11,442	5.13%, due 12/15/21	11,485	(d)
	CSC Holdings LLC
15,428	10.88%, due 10/15/25	18,374	(d)
3,085	5.50%, due 4/15/27	3,124	(d)
6,715	CSC Holdings, Inc., 7.63%, due 7/15/18	6,858
	DISH DBS Corp.
9,765	5.88%, due 11/15/24	9,258
3,760	7.75%, due 7/1/26	3,863
	Numericable-SFR SA
24,840	6.00%, due 5/15/22	24,296	(d)
2,800	6.25%, due 5/15/24	2,674	(d)
19,715	7.38%, due 5/1/26	19,432	(d)
5,900	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.00%, due 1/15/25	6,047	(d)
3,365	UPCB Finance IV Ltd., 5.38%, due 1/15/25	3,424	(d)
2,890	Virgin Media Finance PLC, 6.00%, due 10/15/24	2,955	(d)
12,550	Virgin Media Secured Finance PLC, 5.50%, due 8/15/26	12,868	(d)
17,060	Ziggo Secured Finance B.V., 5.50%, due 1/15/27	16,932	(d)
		253,721

Chemicals 1.5%
3,820	CF Industries, Inc., 5.38%, due 3/15/44	3,734
	NOVA Chemicals Corp.
5,175	5.25%, due 8/1/23	5,319	(d)
11,200	4.88%, due 6/1/24	11,270	(d)
7,985	5.00%, due 5/1/25	8,065	(d)
7,605	5.25%, due 6/1/27	7,586	(d)
	WR Grace & Co-Conn
2,430	5.13%, due 10/1/21	2,545	(d)
2,990	5.63%, due 10/1/24	3,222	(d)
		41,741

Consumer - Commercial Lease Financing 6.3%
	Aircastle Ltd.
14,230	4.63%, due 12/15/18	14,426
2,140	6.25%, due 12/1/19	2,244
13,235	5.13%, due 3/15/21	13,884
3,385	5.50%, due 2/15/22	3,594
4,740	5.00%, due 4/1/23	4,965
	Navient Corp.
3,715	5.50%, due 1/15/19	3,776
21,970	4.88%, due 6/17/19	22,256
5,145	8.00%, due 3/25/20	5,562
5,670	5.88%, due 3/25/21	5,869
3,115	6.63%, due 7/26/21	3,310
10,260	5.88%, due 10/25/24	10,301
2,640	6.75%, due 6/25/25	2,765
10,850	OneMain Financial Holdings LLC, 7.25%, due 12/15/21	11,230	(d)
	Park Aerospace Holdings Ltd.
25,980	5.25%, due 8/15/22	25,623	(d)
15,890	5.50%, due 2/15/24	15,721	(d)
10,570	SLM Corp., 6.13%, due 3/25/24	10,781
	Springleaf Finance Corp.
4,185	8.25%, due 12/15/20	4,614
6,025	7.75%, due 10/1/21	6,650
10,265	6.13%, due 5/15/22	10,602
		178,173

Discount Stores 0.3%
7,235	Dollar Tree, Inc., 5.75%, due 3/1/23	7,547

Electric - Generation 3.6%
	Calpine Corp.
9,370	6.00%, due 1/15/22	9,666	(d)
16,400	5.38%, due 1/15/23	16,195
	Dynegy, Inc.
7,835	5.88%, due 6/1/23	8,011
13,725	7.63%, due 11/1/24	14,829
2,880	8.00%, due 1/15/25	3,132	(d)
8,465	8.13%, due 1/30/26	9,335	(d)
	NRG Energy, Inc.
4,060	6.25%, due 7/15/22	4,207
15,580	7.25%, due 5/15/26	16,968
20,335	6.63%, due 1/15/27	21,454
		103,797

Electric - Integrated 1.1%
17,830	PPL Energy Supply LLC, 4.60%, due 12/15/21	16,858
	Talen Energy Supply LLC
9,295	9.50%, due 7/15/22	9,718	(d)
4,760	6.50%, due 6/1/25	3,963
		30,539

Electronics 1.0%
6,120	Amkor Technology, Inc., 6.38%, due 10/1/22	6,296
3,630	Flex Ltd., 5.00%, due 2/15/23	3,855
	Micron Technology, Inc.
3,390	5.50%, due 2/1/25	3,555
2,925	5.63%, due 1/15/26	3,079	(d)
4,700	NXP BV/NXP Funding LLC, 4.13%, due 6/1/21	4,797	(d)
7,260	Sensata Technologies UK Financing Co. PLC, 6.25%, due 2/15/26	7,804	(d)
		29,386

Energy - Exploration & Production 5.5%
	Antero Resources Corp.
7,540	5.38%, due 11/1/21	7,719
9,260	5.13%, due 12/1/22	9,459
365	5.00%, due 3/1/25	372
7,480	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, due 4/1/22	8,237	(d)
	Chesapeake Energy Corp.
4,760	6.13%, due 2/15/21	4,879
8,425	8.00%, due 6/15/27	8,341	(d)
	Continental Resources, Inc.
2,578	4.50%, due 4/15/23	2,610
7,290	3.80%, due 6/1/24	7,144
3,560	4.90%, due 6/1/44	3,551
	EP Energy LLC/Everest Acquisition Finance, Inc.
5,489	7.75%, due 9/1/22	4,034
20,050	6.38%, due 6/15/23	13,383
15,170	9.38%, due 5/1/24	12,857	(d)
5,415	Newfield Exploration Co., 5.38%, due 1/1/26	5,720
	Oasis Petroleum, Inc.
3,625	6.50%, due 11/1/21	3,702
5,175	6.88%, due 3/15/22	5,330
3,540	PDC Energy, Inc., 6.13%, due 9/15/24	3,682
	Range Resources Corp.
5,555	5.00%, due 8/15/22	5,597
7,365	5.00%, due 3/15/23	7,347
11,160	Sanchez Energy Corp., 6.13%, due 1/15/23	9,765
	SM Energy Co.
6,735	6.13%, due 11/15/22	6,996
3,880	5.00%, due 1/15/24	3,783
	Whiting Petroleum Corp.
4,735	5.75%, due 3/15/21	4,901
7,385	6.25%, due 4/1/23	7,600
2,750	6.63%, due 1/15/26	2,815	(d)
5,860	WPX Energy, Inc., 5.25%, due 9/15/24	5,933
		155,757

Food & Drug Retail 0.9%
	Albertsons Cos. LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC
14,100	6.63%, due 6/15/24	13,395
13,175	5.75%, due 3/15/25	11,759
		25,154

Food - Wholesale 0.6%
	Post Holdings, Inc.
5,585	5.50%, due 3/1/25	5,752	(d)
5,225	5.75%, due 3/1/27	5,258	(d)
7,580	5.63%, due 1/15/28	7,554	(d)
		18,564

Gaming 2.5%
	Boyd Gaming Corp.
6,600	6.88%, due 5/15/23	6,980
7,055	6.38%, due 4/1/26	7,566
	GLP Capital L.P./GLP Financing II, Inc.
17,390	4.88%, due 11/1/20	17,972
6,265	5.38%, due 11/1/23	6,735
3,950	Int'l Game Technology PLC, 5.63%, due 2/15/20	4,098	(d)
	MGM Resorts Int'l
10,710	8.63%, due 2/1/19	11,272
2,225	5.25%, due 3/31/20	2,303
3,360	6.63%, due 12/15/21	3,661
5,405	Scientific Games Int'l, Inc., 10.00%, due 12/1/22	5,912
5,425	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, due 3/1/25	5,476	(d)
		71,975

Gas Distribution 6.4%
7,565	Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, due 9/15/24	7,792
	Cheniere Corpus Christi Holdings LLC
8,120	5.88%, due 3/31/25	8,749
3,490	5.13%, due 6/30/27	3,603
15,010	Cheniere Energy Partners L.P., 5.25%, due 10/1/25	15,291	(d)
	Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.
2,655	6.25%, due 4/1/23	2,768
3,075	5.75%, due 4/1/25	3,175
	DCP Midstream LLC
2,490	9.75%, due 3/15/19	2,667	(d)
6,660	6.75%, due 9/15/37	7,542	(d)
7,210	3 month USD LIBOR + 3.85%, (5.85%), due 5/21/43	6,949	(a)(d)
6,805	DCP Midstream Operating L.P., 5.60%, due 4/1/44	7,069
	Duke Energy Corp.
1,610	8.13%, due 8/16/30	1,940
3,600	6.45%, due 11/3/36	3,969	(d)
	Energy Transfer Equity L.P.
9,185	7.50%, due 10/15/20	10,095
4,605	5.88%, due 1/15/24	4,985
	NuStar Logistics L.P.
955	8.40%, due 4/15/18	965
4,615	4.80%, due 9/1/20	4,707
1,500	6.75%, due 2/1/21	1,614
1,600	4.75%, due 2/1/22	1,632
	Rockies Express Pipeline LLC
2,265	6.85%, due 7/15/18	2,308	(d)
2,265	6.00%, due 1/15/19	2,322	(d)
7,551	5.63%, due 4/15/20	7,929	(d)
1,505	7.50%, due 7/15/38	1,798	(d)
2,025	6.88%, due 4/15/40	2,372	(d)
2,830	SemGroup Corp., 7.25%, due 3/15/26	2,929	(d)
12,690	SemGroup Corp./Rose Rock Finance Corp., 5.63%, due 11/15/23	12,516
11,020	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.75%, due 4/15/25	11,103
	Targa Resources Partners L.P./Targa Resources Partners Finance Corp.
2,225	4.13%, due 11/15/19	2,231
4,770	4.25%, due 11/15/23	4,710
8,040	6.75%, due 3/15/24	8,583
5,290	5.13%, due 2/1/25	5,330
8,265	5.00%, due 1/15/28	8,182	(d)
	Williams Cos., Inc.
6,430	Ser. A, 7.50%, due 1/15/31	8,037
5,275	5.75%, due 6/24/44	5,816
		181,678

Health Facilities 4.6%
1,375	Amsurg Corp., 5.63%, due 7/15/22	1,399
	CHS/Community Health Systems, Inc.
2,966	8.00%, due 11/15/19	2,781
3,505	7.13%, due 7/15/20	3,049
6,650	6.88%, due 2/1/22	4,742
6,620	Columbia/HCA Corp., 7.69%, due 6/15/25	7,491
1,430	Envision Healthcare Corp., 5.13%, due 7/1/22	1,419	(d)
	HCA, Inc.
5,050	5.88%, due 3/15/22	5,435
9,495	4.75%, due 5/1/23	9,865
11,310	5.00%, due 3/15/24	11,791
8,285	5.25%, due 4/15/25	8,692
3,945	LifePoint Health, Inc., 5.88%, due 12/1/23	3,955
	MPT Operating Partnership L.P./MPT Finance Corp.
9,995	6.38%, due 3/1/24	10,655
11,053	5.50%, due 5/1/24	11,385
10,875	5.25%, due 8/1/26	11,201
13,905	5.00%, due 10/15/27	13,769
	Tenet Healthcare Corp.
4,485	7.50%, due 1/1/22	4,746	(d)
1,010	8.13%, due 4/1/22	1,042
4,965	6.75%, due 6/15/23	4,897
6,076	4.63%, due 7/15/24	5,970	(d)
2,328	6.88%, due 11/15/31	2,037
3,255	THC Escrow Corp., 7.00%, due 8/1/25	3,182	(d)
		129,503

Health Services 1.5%
	DaVita HealthCare Partners, Inc.
7,020	5.13%, due 7/15/24	7,073
2,950	5.00%, due 5/1/25	2,939
9,330	DaVita, Inc., 5.75%, due 8/15/22	9,616
5,950	IMS Health, Inc., 5.00%, due 10/15/26	6,061	(d)
	Service Corp. Int'l
7,125	5.38%, due 1/15/22	7,286
9,025	5.38%, due 5/15/24	9,476
		42,451

Hotels 0.3%
10,028	ESH Hospitality, Inc., 5.25%, due 5/1/25	10,103	(d)

Investments & Misc. Financial Services 0.6%
	MSCI, Inc.
8,205	5.25%, due 11/15/24	8,541	(d)
8,045	5.75%, due 8/15/25	8,528	(d)
		17,069

Machinery 0.7%
	CNH Industrial Capital LLC
3,360	3.38%, due 7/15/19	3,387
3,620	4.88%, due 4/1/21	3,796
5,475	4.38%, due 4/5/22	5,655
3,750	CNH Industrial NV, 4.50%, due 8/15/23	3,905
2,435	Manitowoc Foodservice, Inc., 9.50%, due 2/15/24	2,751
		19,494

Managed Care 0.4%
	Centene Corp.
4,500	4.75%, due 5/15/22	4,680
1,330	6.13%, due 2/15/24	1,413
5,010	MPH Acquisition Holdings LLC, 7.13%, due 6/1/24	5,380	(d)
		11,473

Media Content 3.3%
4,290	AMC Networks, Inc., 4.75%, due 8/1/25	4,285
	Gannett Co., Inc.
6,247	5.13%, due 10/15/19	6,326
1,570	5.13%, due 7/15/20	1,599
	Gray Television, Inc.
5,215	5.13%, due 10/15/24	5,241	(d)
2,655	5.88%, due 7/15/26	2,735	(d)
	Netflix, Inc.
8,295	5.50%, due 2/15/22	8,772
3,375	4.38%, due 11/15/26	3,298
4,270	4.88%, due 4/15/28	4,238	(d)
5,410	Sinclair Television Group, Inc., 5.13%, due 2/15/27	5,369	(d)
	Sirius XM Radio, Inc.
1,140	4.63%, due 5/15/23	1,154	(d)
10,533	6.00%, due 7/15/24	11,007	(d)
9,345	5.38%, due 7/15/26	9,544	(d)
7,120	5.00%, due 8/1/27	7,067	(d)
6,412	Tribune Media Co., 5.88%, due 7/15/22	6,596
	Univision Communications, Inc.
1,760	6.75%, due 9/15/22	1,826	(d)
15,565	5.13%, due 5/15/23	15,495	(d)
		94,552

Medical Products 0.4%
	Hologic, Inc.
3,765	5.25%, due 7/15/22	3,908	(d)
6,020	4.38%, due 10/15/25	6,020	(d)
2,610	4.63%, due 2/1/28	2,610	(d)
		12,538

Metals - Mining Excluding Steel 4.0%
2,405	Alcoa, Inc., 5.13%, due 10/1/24	2,543
	First Quantum Minerals Ltd.
7,035	7.00%, due 2/15/21	7,281	(d)
7,815	7.25%, due 5/15/22	8,108	(d)
	FMG Resources (August 2006) Pty Ltd.
10,830	9.75%, due 3/1/22	11,943	(d)
4,310	4.75%, due 5/15/22	4,375	(d)
2,580	5.13%, due 5/15/24	2,611	(d)
	Freeport-McMoRan, Inc.
7,220	2.38%, due 3/15/18	7,218
1,815	4.00%, due 11/14/21	1,834
3,260	3.55%, due 3/1/22	3,236
11,270	3.88%, due 3/15/23	11,200
13,555	5.40%, due 11/14/34	14,138
8,830	5.45%, due 3/15/43	9,073
5,725	Hudbay Minerals, Inc., 7.63%, due 1/15/25	6,297	(d)
6,330	Novelis Corp., 5.88%, due 9/30/26	6,520	(d)
	Teck Resources Ltd.
4,145	4.75%, due 1/15/22	4,290
11,410	6.25%, due 7/15/41	13,221
		113,888

Oil Field Equipment & Services 0.5%
	Precision Drilling Corp.
3,288	6.50%, due 12/15/21	3,354
2,750	7.75%, due 12/15/23	2,949
9,175	5.25%, due 11/15/24	8,946
		15,249

Packaging 2.3%
	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
3,285	4.25%, due 9/15/22	3,304	(d)
9,285	6.00%, due 2/15/25	9,587	(d)
	Ball Corp.
3,010	4.38%, due 12/15/20	3,085
6,580	5.00%, due 3/15/22	6,942
7,275	Berry Plastics Corp., 5.13%, due 7/15/23	7,552
6,175	BWAY Holding Co., 5.50%, due 4/15/24	6,399	(d)
5,365	Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, due 2/1/26	5,405	(d)
	Reynolds Group Issuer, Inc.
1,507	5.75%, due 10/15/20	1,531
3,257	6.88%, due 2/15/21	3,306
13,490	5.13%, due 7/15/23	13,895	(d)
3,985	Sealed Air Corp., 5.50%, due 9/15/25	4,294	(d)
		65,300

Personal & Household Products 0.5%
8,340	Energizer Holdings, Inc., 4.70%, due 5/24/22	8,486
2,525	Kronos Acquisition Holdings, Inc., 9.00%, due 8/15/23	2,481	(d)
4,195	Spectrum Brands, Inc., 5.75%, due 7/15/25	4,415
		15,382

Pharmaceuticals 1.8%
8,710	Endo Finance LLC & Endo Finco, Inc., 5.38%, due 1/15/23	6,794	(d)
	Endo Ltd./Endo Finance LLC/Endo Finco, Inc.
9,290	6.00%, due 7/15/23	7,281	(d)
6,175	6.00%, due 2/1/25	4,643	(d)
2,910	Mallinckrodt Int'l Finance SA/Mallinckrodt CB LLC, 5.50%, due 4/15/25	2,365	(d)
	Valeant Pharmaceuticals Int'l, Inc.
12,325	5.50%, due 3/1/23	11,066	(d)
8,780	5.88%, due 5/15/23	7,928	(d)
10,415	5.50%, due 11/1/25	10,524	(d)
		50,601

Printing & Publishing 1.2%
8,039	Harland Clarke Holdings Corp., 8.38%, due 8/15/22	8,381	(d)
	R.R. Donnelley & Sons Co.
10,312	7.63%, due 6/15/20	11,034
8,620	7.88%, due 3/15/21	8,986
2,708	6.50%, due 11/15/23	2,664
3,330	6.00%, due 4/1/24	3,180
		34,245

Real Estate Dev. & Mgt. 0.2%
4,405	Realogy Group LLC/Realogy Co-Issuer Corp., 4.50%, due 4/15/19	4,449	(d)

Recreation & Travel 0.6%
2,170	Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp., 5.38%, due 4/15/27	2,262	(d)
8,595	NCL Corp. Ltd., 4.75%, due 12/15/21	8,864	(d)
5,155	Six Flags Entertainment Corp., 4.88%, due 7/31/24	5,226	(d)
		16,352

REITs 0.7%
14,235	Sabra Health Care L.P./Sabra Capital Corp., 5.50%, due 2/1/21	14,609
4,110	Starwood Property Trust, Inc., 3.63%, due 2/1/21	4,115	(d)
		18,724

Restaurants 0.9%
	1011778 BC ULC/New Red Finance, Inc.
4,231	4.63%, due 1/15/22	4,321	(d)
6,460	4.25%, due 5/15/24	6,347	(d)
4,715	5.00%, due 10/15/25	4,721	(d)
9,700	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, due 6/1/26	9,894	(d)
		25,283

Software - Services 2.7%
	First Data Corp.
7,415	7.00%, due 12/1/23	7,809	(d)
10,285	5.00%, due 1/15/24	10,555	(d)
8,115	Infor Software Parent LLC/Infor Software Parent, Inc., 7.13% Cash/7.88% PIK, due 5/1/21	8,277	(d)(e)
7,535	j2 Cloud Services LLC/j2 Global Co-Obligor, Inc., 6.00%, due 7/15/25	7,968	(d)
	Nuance Communications, Inc.
3,324	5.38%, due 8/15/20	3,349	(d)
10,980	6.00%, due 7/1/24	11,628
10,170	Open Text Corp., 5.88%, due 6/1/26	10,704	(d)
11,770	Rackspace Hosting, Inc., 8.63%, due 11/15/24	12,521	(d)
5,255	Symantec Corp., 5.00%, due 4/15/25	5,359	(d)
		78,170

Specialty Retail 0.5%
2,745	Hanesbrands, Inc., 4.88%, due 5/15/26	2,771	(d)
5,445	Liberty Media Corp., 8.50%, due 7/15/29	6,071
2,310	PetSmart, Inc., 5.88%, due 6/1/25	1,782	(d)
3,820	QVC, Inc., 5.45%, due 8/15/34	3,777
		14,401

Steel Producers - Products 0.5%
2,350	ArcelorMittal, 7.25%, due 3/1/41	2,985
5,186	Big River Steel LLC/BRS Finance Corp., 7.25%, due 9/1/25	5,562	(d)
4,400	Steel Dynamics, Inc., 5.50%, due 10/1/24	4,576
		13,123

Support - Services 4.7%
10,175	ADT Corp., 4.88%, due 7/15/32	9,641	(d)
19,080	Anna Merger Sub, Inc., 7.75%, due 10/1/22	13,165	(d)
	Aramark Services, Inc.
6,040	5.13%, due 1/15/24	6,229
4,580	5.00%, due 2/1/28	4,646	(d)
4,285	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.25%, due 3/15/25	4,210	(d)
	Hertz Corp.
4,535	5.88%, due 10/15/20	4,535
1,435	7.63%, due 6/1/22	1,500	(d)
22,775	5.50%, due 10/15/24	20,398	(d)
14,738	IHS Markit Ltd., 5.00%, due 11/1/22	15,585	(d)
2,205	Iron Mountain U.S. Holdings, Inc., 5.38%, due 6/1/26	2,205	(d)
	Iron Mountain, Inc.
9,380	6.00%, due 8/15/23	9,790
13,879	5.75%, due 8/15/24	13,931
4,080	5.25%, due 3/15/28	3,968	(d)
14,420	Olympus Merger Sub, Inc., 8.50%, due 10/15/25	14,204	(d)
	United Rental N.A., Inc.
1,545	4.63%, due 7/15/23	1,599
6,530	5.75%, due 11/15/24	6,873
		132,479

Technology Hardware & Equipment 2.4%
	CDW LLC/CDW Finance Corp.
6,230	5.00%, due 9/1/23	6,401
2,885	5.00%, due 9/1/25	2,932
6,260	CommScope Technologies LLC, 6.00%, due 6/15/25	6,587	(d)
	Diamond 1 Finance Corp./Diamond 2 Finance Corp.
10,540	5.88%, due 6/15/21	10,915	(d)
4,105	6.02%, due 6/15/26	4,494	(d)
16,975	EMC Corp., 1.88%, due 6/1/18	16,904
5,060	Project Homestake Merger Corp., 8.88%, due 3/1/23	4,845	(d)
13,145	Western Digital Corp., 10.50%, due 4/1/24	15,370
		68,448

Telecom - Satellite 0.5%
3,944	Hughes Satellite Systems Corp., 6.50%, due 6/15/19	4,117
8,395	Intelsat Jackson Holdings SA, 5.50%, due 8/1/23	6,590
5,277	Intelsat Luxembourg SA, 8.13%, due 6/1/23	2,243
		12,950

Telecom - Wireless 2.6%
	Sprint Corp.
8,550	7.88%, due 9/15/23	9,031
19,375	7.13%, due 6/15/24	19,642
	Sprint Nextel Corp.
4,310	9.00%, due 11/15/18	4,507	(d)
3,500	6.00%, due 11/15/22	3,491
	T-Mobile USA, Inc.
11,795	6.00%, due 3/1/23	12,345
3,460	6.00%, due 4/15/24	3,672
2,840	4.50%, due 2/1/26	2,855
2,985	4.75%, due 2/1/28	2,996
15,670	Wind Tre SpA, 5.00%, due 1/20/26	14,222	(d)
		72,761

Telecom - Wireline Integrated & Services 5.6%
19,537	Citizens Communications Co., 9.00%, due 8/15/31	12,748
28,965	Embarq Corp., 8.00%, due 6/1/36	28,020
5,350	Equinix, Inc., 5.88%, due 1/15/26	5,684
	Frontier Communications Corp.
2,600	8.13%, due 10/1/18	2,652
2,119	6.25%, due 9/15/21	1,732
3,195	7.13%, due 1/15/23	2,173
3,895	7.63%, due 4/15/24	2,571
39,785	11.00%, due 9/15/25	31,132
	Level 3 Financing, Inc.
4,920	5.38%, due 8/15/22	4,994
8,320	5.13%, due 5/1/23	8,341
3,655	5.38%, due 1/15/24	3,637
9,520	SoftBank Group Corp., 4.50%, due 4/15/20	9,675	(d)
9,445	Telecom Italia Capital SA, 6.00%, due 9/30/34	10,531
11,554	U.S. West Communications Group, 6.88%, due 9/15/33	11,252
	Zayo Group LLC/Zayo Capital, Inc.
4,660	6.00%, due 4/1/23	4,875
5,430	6.38%, due 5/15/25	5,695
12,570	5.75%, due 1/15/27	12,775	(d)
		158,487

Theaters & Entertainment 0.9%
	AMC Entertainment Holdings, Inc.
8,742	5.75%, due 6/15/25	8,523
11,195	6.13%, due 5/15/27	10,935
7,341	Regal Entertainment Group, 5.75%, due 3/15/22	7,561
		27,019

	Total Corporate Bonds (Cost $2,513,154)	2,583,850

Convertible Bonds 0.2%

Energy - Exploration & Production 0.2%
7,425	Chesapeake Energy Corp., 5.50%, due 9/15/26 (Cost $7,232)	6,784

Asset-Backed Securities 0.9%
500	Apidos CLO XXVIII, Ser. 2017-28A, Class D, 3 month USD LIBOR + 5.50%, (7.19%), due 1/20/31	500	(a)(d)
1,250	Ares XLV CLO Ltd., Ser. 2017-45A, Class E, 3 month USD LIBOR + 6.10%, (7.46%), due 10/15/30	1,282	(a)(d)
2,350	Assurant CLO I Ltd., Ser. 2017-1A, Class E, 3 month USD LIBOR + 6.46%, (8.20%), due 10/20/29	2,421	(a)(d)
1,000	Babson CLO Ltd., Ser. 2015-2A, Class ER, 3 month USD LIBOR + 6.45%, (8.19%), due 10/20/30	1,032	(a)(d)
2,000	Benefit Street Partners CLO XII Ltd., Ser. 2017-12A, Class D, 3 month USD LIBOR + 6.41%, (7.76%), due 10/15/30	2,058	(a)(d)
450	Canyon Capital CLO Ltd., Ser. 2014-1A, Class DR, 3 month USD LIBOR + 5.50%, (7.27%), due 1/30/31	450	(a)(b)(d)(f)
1,000	Carbone CLO Ltd., Ser. 2017-1A, Class D, 3 month USD LIBOR + 5.90%, (7.57%), due 1/20/31	999	(a)(d)
760	Carlyle U.S. CLO Ltd., Ser. 2017-5A, Class D, 3 month USD LIBOR + 5.30%, (7.03%), due 1/20/30	760	(a)(b)(d)(f)
3,500	Dewolf Park CLO Ltd., Ser. 2017-1A, Class E, 3 month USD LIBOR + 6.20%, (7.92%), due 10/15/30	3,596	(a)(d)
750	Dryden 53 CLO Ltd., Ser. 2017-53A, Class E, 3 month USD LIBOR + 5.30%, (7.00%), due 1/15/31	750	(a)(d)
1,600	Dryden 54 Senior Loan Fund, Ser. 2017-54A, Class E, 3 month USD LIBOR + 6.20%, (7.55%), due 10/19/29	1,644	(a)(d)
600	Eaton Vance CLO Ltd., Ser. 2015-1A, Class ER, 3 month USD LIBOR + 5.60%, (7.08%), due 1/20/30	611	(a)(d)
1,200	Gilbert Park CLO Ltd., Ser. 2017-1A, Class E, 3 month USD LIBOR + 6.40%, (7.76%), due 10/15/30	1,241	(a)(d)
1,000	HPS Investment Partners, Ser. 2013-2A, Class DR, 3 month USD LIBOR + 6.60%, (8.34%), due 10/20/29	1,033	(a)(d)
1,250	Marble Point CLO X Ltd., Ser. 2017-1A, Class E, 3 month USD LIBOR + 6.40%, (8.12%), due 10/15/30	1,268	(a)(d)
2,750	Milos CLO Ltd., Ser. 2017-1A, Class E, 3 month USD LIBOR + 6.30%, (8.04%), due 10/20/30	2,826	(a)(d)
	OCP CLO Ltd.
1,100	Ser. 2015-10A, Class DR, 3 month USD LIBOR + 5.50%, (7.25%), due 10/26/27	1,098	(a)(d)
1,200	Ser. 2017-14A, Class D, 3 month USD LIBOR + 5.80%, (7.34%), due 11/20/30	1,201	(a)(d)
450	Palmer Square CLO Ltd., Ser. 2014-1A, Class DR2, 3 month USD LIBOR + 5.70%, (7.43%), due 1/17/31	453	(a)(d)

	Total Asset-Backed Securities (Cost $24,386)	25,223

NUMBER OF SHARES

Exchange-Traded Funds 2.4%
801	iShares iBoxx $ High Yield Corporate Bond ETF (Cost $70,083)	69,927

Short-Term Investments 0.7%

Investment Companies 0.7%
20,117,451	State Street Institutional U.S. Government Money Market Fund Premier Class, 1.25%(g) (Cost $20,117)	20,117

	Total Investments 98.8% (Cost $2,735,724)	2,807,526

	Other Assets Less Liabilities 1.2%	32,771

	Net Assets 100.0%	$2,840,297

(a)
Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2018 and changes periodically.

Benchmarks for Variable/Floating Rates:
LIBOR (USD)—London Interbank Offered Rate

(b)	Value determined using significant unobservable inputs.
(c)	Illiquid security.
(d)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act"), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2018, these securities amounted to approximately $1,152,886,000, which represents 40.6% of net assets of the Fund. Securities denoted with (d) but without (c) have been deemed by the investment manager to be liquid.

(e)	Payment-in-kind (PIK) security.
(f)
Security fair valued as of January 31, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2018 amounted to approximately $1,210,000, which represents approximately 0.0% of net assets of the Fund.

(g)	Represents 7-day effective yield as of January 31, 2018.

See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3(b)	Total
Investments:
Loan Assignments
Lodging & Casinos	$—	$—	$8,078	$8,078
Other Loan Assignments(a)	—	93,547	—	93,547
Total Loan Assignments	—	93,547	8,078	101,625
Corporate Bonds(a)	—	2,583,850	—	2,583,850
Convertible Bonds(a)	—	6,784	—	6,784
Asset-Backed Securities	—	24,013	1,210	25,223
Exchange-Traded Funds	69,927	—	—	69,927
Short-Term Investments	—	20,117	—	20,117
Total Investments	$69,927	$2,728,311	$9,288	$2,807,526

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 11/1/2017	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 1/31/2018	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2018
Investments in Securities:
(000’s omitted)
Loan Assignments(c)
Health Care	$11,796	$—	$—	$—	$—	$—	$—	$(11,796)	$—	$—
Leisure Goods – Activities – Movies	3,104	0(e)	33	(48)	—	(3,089)	—	—	—	—
Lodging & Casinos	12,902	18	493	(595)	—	(4,740)	—	—	8,078	(595)
Corporate Bonds(d)
Chemicals	1	—	0(e)	(1)	—	(0)(e)	—	—	—	—
Asset-Backed Securities(d)	—	—	—	—	1,210	—	—	—	1,210	—
Total	$27,803	$18	$526	$(644)	$1,210	$(7,829)	$—	$(11,796)	$9,288	$(595)

(c)
Securities categorized as Level 3 were valued using a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

(d)	Securities categorized as Level 3 were valued using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of these securities.

(e)	Amount less than one thousand.

As of the period ended January 31, 2018, certain securities were transferred from one level (as of October 31, 2017) to another. Based on beginning of period market values as of November 1, 2017, approximately $11,796,000 was transferred from Level 3 to Level 2. Transfers of loan assignments into or out of Level 3 were primarily due to the pricing methodology using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of these securities (Level 3) or a single observable input (Level 3) by the independent pricing service. As of the period ended January 31, 2018, the Fund had no transfers between Levels 1 and 2.

See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund
(Unaudited) January 31, 2018

PRINCIPAL AMOUNT		VALUE	†
(000's omitted)		(000's omitted)

Municipal Notes 97.2%

Alabama 0.9%
$300	Birmingham Spec. Care Facs. Fin. Au. Rev. (Methodist Home for The Aging), Ser. 2016-2015-1, 5.75%, due 6/1/45	$338
500	Phenix City IDB Env. Imp. Rev. Ref. (Meadwestvaco Coated Board Proj.), Ser. 2012-A, 4.13%, due 5/15/35	496
		834
Alaska 0.8%
800	Valdez Marine Term. Ref. Rev. (Exxon Pipeline Co. Proj.), Ser. 1993-A, 0.94%, due 12/1/33	800	(a)

American Samoa 0.2%
200	American Samoa Econ. Dev. Au. Gen. Rev. Ref., Ser. 2015-A, 6.25%, due 9/1/29	197

Arizona 5.3%
500	Maricopa Co. Ind. Dev. Au. Ed. Ref. Rev. (Paradise Sch. Proj. Paragon Management, Inc.), Ser. 2016, 5.00%, due 7/1/36	505	(b)
800	Maricopa Co. Ind. Dev. Au. Solid Waste Disp. Rev. (Waste Management, Inc. Proj.), Ser. 2001, 3.38%, due 12/1/31 Putable 6/3/24	814	(a)
1,230	Maricopa Co. Ind. Dev. Au. Sr. Living Fac. Ref. Rev. (Christian Care Retirement Apts. Inc. Proj.), Ser. 2016-A, 5.00%, due 1/1/25	1,414
500	Maricopa Co. Ind. Dev. Au. Sr. Living Fac. Rev. (Christian Care Surprise, Inc. Proj.), Ser. 2016, 5.00%, due 1/1/26	495	(b)(c)
250	Navajo Nation Ref. Rev., Ser. 2015-A, 5.00%, due 12/1/25	271	(b)
500	Phoenix Ind. Dev. Au. Ed. Ref. Rev. (Great Hearts Academies), Ser. 2016-A, 5.00%, due 7/1/46	534
600	Phoenix Ind. Dev. Au. Rev. (Deer Valley Veterans Assisted Living Proj.), Ser. 2016-A, 5.13%, due 7/1/36	605
500	Pima Co. Ind. Dev. Au. Ed. Ref. Rev. (American Leadership Academy Proj.), Ser. 2015, 5.38%, due 6/15/35	511	(b)
		5,149
California 8.6%
250	California Muni. Fin. Au. Charter Sch. Lease Rev. (Santa Rosa Academy Proj.), Ser. 2015, 5.13%, due 7/1/35	259	(b)
500	California Muni. Fin. Au. Charter Sch. Rev. (John Adams Academics Proj.), Ser. 2015-A, 4.50%, due 10/1/25	509
500	California Muni. Fin. Au. Charter Sch. Rev. (Palmdale Aerospace Academy Proj.), Ser. 2016, 5.00%, due 7/1/31	514	(b)
400	California Muni. Fin. Au. Rev. (Baptist Univ.), Ser. 2015-A, 5.00%, due 11/1/30	435	(b)
1,130	California St. Dept. of Veterans Affairs Home Purchase Ref. Rev., Ser. 2016-A, 2.85%, due 12/1/27	1,089
200	California St. G.O. Ref., Ser. 2015, 5.00%, due 8/1/29	234
500	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Aemerge Redpak Svcs. So. California LLC Proj.), Ser. 2016, 7.00%, due 12/1/27	483	(b)(c)
500	California St. Sch. Fin. Au. Charter Sch. Rev. (Downtown College Prep-Oblig. Group), Ser. 2016, 4.75%, due 6/1/36	506	(b)
600	California St. Sch. Fin. Au. Charter Sch. Rev. (Rocketship Ed.), Ser. 2016-A, 5.00%, due 6/1/31	626	(b)
400	California Statewide CDA Rev. Ref. (Lancer Ed. Std. Hsg. Proj.), Ser. 2016-A, 5.00%, due 6/1/36	417	(b)
	California Statewide CDA Spec. Tax Rev. Ref. (Comm. Facs. Dist. Number 2007-01 Orinda Wilder Proj.)
130	Ser. 2015, 4.25%, due 9/1/21	137
145	Ser. 2015, 4.50%, due 9/1/25	158
400	Del Mar Race Track Au. Ref. Rev., Ser. 2015, 5.00%, due 10/1/38	400
1,000	Deutsche Bank Spears/Lifers Trust Rev. (Floaters) (Deutsche Bank AG), Ser. 2017-7007, 1.66%, due 3/1/42	1,000	(a)(b)
1,000	Deutsche Bank Spears/Lifers Trust Rev. (Starwood Comm. Dev. Au.) (Deutsche Bank AG), Ser. 2017-DBE-7006, 1.00%, due 4/1/52	1,000	(a)(b)
500	Palomar Hlth. Ref. Rev., Ser. 2016, 5.00%, due 11/1/36	560
		8,327
Colorado 3.3%
471	Crystal Crossing Metro. Dist. Ref. G.O., Ser. 2016, 4.50%, due 12/1/26	461
1,000	Denver Convention Ctr. Hotel Au. Ref. Rev., Ser. 2016, 5.00%, due 12/1/27	1,146
500	Littleton Village Metro. Dist. Number 2 Ref. G.O., Ser. 2015, 5.38%, due 12/1/45	501
	Park Creek Metro. Dist. Ref. Tax Allocation Rev. (Sr. Ltd. Prop. Tax Supported)
250	Ser. 2015-A, 5.00%, due 12/1/34	280
250	Ser. 2015-A, 5.00%, due 12/1/35	280
500	Ser. 2015-A, 5.00%, due 12/1/45	555
		3,223
Connecticut 1.7%
725	City of Bridgeport, Ser. 2017-A, 5.00%, due 11/1/28	809
465	Hartford Co. Metro. Dist. G.O., Ser. 2016-C, (AGM Insured), 5.00%, due 11/1/27	543
290	Mohegan Tribe of Indians Gaming Au. Ref. Rev. (Priority Dist.), Ser. 2015-C, 4.75%, due 2/1/20	294	(b)
		1,646
Florida 7.7%
400	Cap. Trust Agcy. Rev. (Tuscan Garden Palm Coast Proj.), Ser. 2017-A, 7.00%, due 10/1/49	383	(b)(c)
200	Escambia Co. Solid Waste Disp. Rev. (Gulf Pwr. Co. Proj.), Ser. 2009, 1.16%, due 4/1/39	200	(a)
650	Florida Dev. Fin. Corp. Ed. Facs. Rev. Ref. (Pepin Academies, Inc.), Ser. 2016-A, 5.00%, due 7/1/36	611
500	Florida Dev. Fin. Corp. Surface Trans. Fac. Rev. (Brightline Passenger Rail Proj.), Ser. 2017, 5.63%, due 1/1/47 Putable 1/1/28	518	(a)(b)
450	Florida St. Dev. Fin. Corp. Ed. Facs. Rev. (Renaissance Charter Sch., Inc. Proj.), Ser. 2015-A, 6.00%, due 6/15/35	463	(b)
350	Florida St. Dev. Fin. Corp. Sr. Living Rev. (Tuscan Isle Champions Gate Proj.), Ser. 2016-A, 6.38%, due 6/1/46	344	(b)(c)
500	Florida St. Dev. Fin. Corp. Sr. Living Rev. (Tuscan Isle Obligated Group), Ser. 2015-A, 7.00%, due 6/1/45	400	(b)
455	Florida St. Hsg. Fin. Corp. Rev., Ser. 2015-1, 3.75%, due 7/1/35	464
400	Greater Orlando Aviation Au. Arpt. Facs. Spec. Purp. Rev. (JetBlue Airways Corp. Proj.), Ser. 2013, 5.00%, due 11/15/36	414
525	Lee Co. Ind. Dev. Au. Rev. (Cypress Cove Hlth. Park, Inc. Memory Care Proj.), Ser. 2014, 4.50%, due 10/1/32	531
700	Manatee Co. Poll Ctrl. Rev. Ref. (Florida Pwr. & Lt. Co. Proj.), Ser. 1994, 0.99%, due 9/1/24	700	(a)
2,500	Miami-Dade Co. Ind. Dev. Au. Rev. Ref. (Florida Pwr. & Lt. Co. Proj.), Ser. 1993, 1.02%, due 6/1/21	2,500	(a)
		7,528
Georgia 0.5%
250	Cobb Co. Dev. Au. Sr. Living Ref. Rev. (Provident Village Creekside Proj.), Ser. 2016-A, 6.00%, due 7/1/36	222	(b)(c)
300	Greene Co. Dev. Au. Swr. Fac. Rev., Ser. 2015, 6.13%, due 1/1/25	299	(b)(c)
		521
Hawaii 0.8%
	Hawaii St. Dept. of Budget & Fin. Spec. Purp. Rev. Ref.
250	Ser. 2015, 5.00%, due 1/1/35	252	(b)
500	Ser. 2015, 5.00%, due 1/1/45	502	(b)
		754
Illinois 9.6%
	Chicago G.O.
250	Ser. 2002-2002B, 5.13%, due 1/1/27	268
1,000	Ser. 2009-C, 5.00%, due 1/1/27	1,012
	Chicago O'Hare Int'l Arpt. Rev. Ref.
200	Ser. 2015-A, 5.00%, due 1/1/28	226
100	Ser. 2015-A, 5.00%, due 1/1/34	110
	Chicago Ref. G.O.
500	Ser. 2002-B, 5.25%, due 1/1/28	538
1,000	Ser. 2012-C, 5.00%, due 1/1/20	1,038
500	Ser. 2012-C, 5.00%, due 1/1/24	528
155	Chicago Wastewater Rev. (Second Lien Proj.), Ser. 2014, 5.00%, due 11/1/27	174
500	Chicago Wastewater Transmission Rev. Ref. (Second Lien), Ser. 2008-C, 5.00%, due 1/1/39	537
400	Illinois Fin. Au. Charter Sch. Rev. (Intrinsic Sch.-Belmont Sch. Proj.), Ser. 2015-A, 5.75%, due 12/1/35	408	(b)
425	Illinois Fin. Au. Rev. Ref. (Rosalind Franklin Univ. of Medicine & Science), Ser. 2017-A, 5.00%, due 8/1/47	451
	Illinois St. G.O.
225	Ser. 2006, 5.50%, due 1/1/30	245
250	Ser. 2009, 5.25%, due 4/1/28	251
40	Ser. 2013, 5.00%, due 7/1/23	42
	Illinois St. G.O. Ref.
750	Ser. 2016, 5.00%, due 2/1/24	799
635	Ser. 2016, 5.00%, due 2/1/26	677
620	Illinois St. Sales Tax Rev., Ser. 1992-P, 6.50%, due 6/15/22	678
750	Railsplitter Tobacco Settlement Au. Rev., Ser. 2017, 5.00%, due 6/1/27	858
500	Upper Illinois River Valley Dev. Au. Rev. Ref. (Cambridge Lakes Learning Ctr.), Ser. 2017-A, 5.25%, due 12/1/47	506	(b)
		9,346
Indiana 0.8%
725	Indianapolis Econ. Dev. Rev. Ref. (Brookhaven Co. Line Apts. Proj.), Ser. 2013-A, 6.25%, due 7/1/43	747
Iowa 0.9%
400	Iowa Higher Ed. Loan Au. Ref. Rev. (Wartburg College Proj.), Ser. 2015, 5.00%, due 10/1/32	397
500	People's Mem. Hosp. Buchanan Co. Hosp. Rev., Ser. 2016, 1.50%, due 12/1/18	500
		897
Kansas 0.3%
300	Wichita City Sales Tax. Spec. Oblig. Rev. Ref. (Greenwich Star Bond), Ser. 2017-K-96, 4.20%, due 9/1/27	301

Kentucky 1.4%
405	Kentucky Econ. Dev. Fin. Au. (Sr. Next Generation Information Hwy. Proj.), Ser. 2015-A, 4.00%, due 7/1/29	416
500	Kentucky Econ. Dev. Fin. Au. Rev. Ref. (Owensboro Hlth., Inc. Obligated Group), Ser. 2017-A, (AGM Insured), 4.00%, due 6/1/37	504
475	Ohio Co. PCR Ref. (Big Rivers Elec. Corp. Proj.), Ser. 2010-A, 6.00%, due 7/15/31	481
		1,401
Louisiana 1.6%
400	Louisiana Local Govt. Env. Facs. & Comm. Dev. Au. Rev. Ref. (Westside Habilitation Ctr. Proj.), Ser. 2017-A, 5.75%, due 2/1/32	398	(b)
500	New Orleans Aviation Board Rev. (Gen. Arpt. Terminal), Ser. 2017-B, 5.00%, due 1/1/26	577
555	New Orleans Swr. Svc. Rev. (Swr. Rev.), Ser. 2015, 5.00%, due 6/1/40	616
		1,591
Maine 0.7%
445	Maine St. Ed. Loan Au. Std. Loan Rev. (Supplemental Ed. Loan), Ser. 2014-A-1, (AGM Insured), 4.00%, due 12/1/20	465
200	Maine St. Fin. Au. Solid Waste Disp. Rev. (Casella Waste Sys. Proj.), Ser. 2015, 5.13%, due 8/1/35 Putable 8/1/25	200	(a)(b)
		665
Michigan 4.0%
1,000	Michigan St. Fin. Au. Rev. Ref. (Std. Loan), Ser. 2014-25-A, 5.00%, due 11/1/20	1,072
	Michigan St. Hsg. Dev. Au. Rev.
250	Ser. 2016-A, 3.35%, due 12/1/31	245
1,000	Ser. 2016-C, 2.15%, due 6/1/23	975
400	Summit Academy Pub. Sch. Academy Ref. Rev., Ser. 2005, 6.38%, due 11/1/35	400
1,000	Warren Cons. Sch. Dist. Ref. G.O., Ser. 2016-A, 5.00%, due 5/1/27	1,154
		3,846
Minnesota 0.8%
500	St. Paul Hsg. & Redev. Au. Charter Sch. Lease Rev. (Academia Cesar Chavez Sch. Proj.), Ser. 2015-A, 5.25%, due 7/1/50	483
300	St. Paul Hsg. & Redev. Au. Charter Sch. Lease Rev. (Twin Cities Academy Proj.), Ser. 2015-A, 5.00%, due 7/1/35	306
		789
Mississippi 0.3%
300	Jackson Co. Port Fac. Rev. Ref. (Chevron USA, Inc. Proj.), Ser. 1993, 0.96%, due 6/1/23	300	(a)

Missouri 1.1%
	St. Louis Co. Ind. Dev. Au. Ref. Rev. (Nazareth Living Ctr. Proj.)
255	Ser. 2015-A, 5.00%, due 8/15/30	265
390	Ser. 2015-A, 5.00%, due 8/15/35	400
355	Ser. 2015-A, 5.13%, due 8/15/45	363
		1,028
Nevada 0.5%
500	Director of the St. of Nevada Dept. of Bus. & Ind. Rev. (Somerset Academy), Ser. 2015-A, 5.13%, due 12/15/45	508	(b)

New Jersey 10.1%
	Atlantic City G.O. Ref.
200	Ser. 2017-A, (BAM Insured), 5.00%, due 3/1/26	229
200	Ser. 2017-A, (BAM Insured), 5.00%, due 3/1/32	225
200	Ser. 2017-A, (BAM Insured), 5.00%, due 3/1/42	221
200	Essex Co. Imp. Au. Solid Waste Disp. Rev. (Covanta Energy Proj.), Ser. 2015, 5.25%, due 7/1/45	202	(b)
	New Jersey Econ. Dev. Au. Ref. Rev. (Sch. Facs. Construction)
975	Ser. 2005-K, (AMBAC Insured), 5.25%, due 12/15/20	1,045
500	Ser. 2014-PP, 5.00%, due 6/15/19	518
1,500	New Jersey Econ. Dev. Au. Spec. Fac. Rev. Ref. (Port Newark Container Term. LLC Proj.), Ser. 2017, 5.00%, due 10/1/47	1,610
250	New Jersey Ed. Fac. Au. Ref. Rev. (College of New Jersey), Ser. 2016-F, 4.00%, due 7/1/35	256
250	New Jersey Higher Ed. Assist. Au. Rev. (Std. Loan Rev.), Ser. 2017-1A, 5.00%, due 12/1/25	280
1,265	New Jersey Hlth. Care Facs. Fin. Au. Contract Rev. Ref. (Hosp. Asset Trans. Prog.), Ser. 2017, 5.00%, due 10/1/26	1,398
500	New Jersey Hlth. Care Facs. Fin. Au. Rev. Ref. (Princeton Hlth. Care Sys.), Ser. 2016-A, 5.00%, due 7/1/39	557
720	New Jersey Trans. Trust Fund Au. Rev., Ser. 2003-B-4, 5.25%, due 12/15/19	756
	New Jersey Trans. Trust Fund Au. Rev. (Federal Hwy. Reimbursement Notes)
600	Ser. 2016-A-1, 5.00%, due 6/15/19	622
750	Ser. 2016-A-2, 5.00%, due 6/15/21	759
500	Salem Co. Poll. Ctrl. Fin. Au. Rev. (Chambers Proj.), Ser. 2014-A, 5.00%, due 12/1/23	534
575	Tobacco Settlement Fin. Corp. Rev., Ser. 2007-1A, 5.00%, due 6/1/41	563
		9,775
New Mexico 0.5%
500	Winrock Town Ctr. Tax Increment Dev. Dist. Number 1 Tax Allocation Sr., Lien Rev. (Gross Receipts Tax Increment Bonds), Ser. 2015, 5.25%, due 5/1/25	501	(b)(c)

New York 2.9%
200	Build NYC Res. Corp. Rev., Ser. 2014, 5.25%, due 11/1/34	208
400	New York St. Dorm. Au. Rev. Non St. Supported Debt (St. Josephs College), Ser. 2010, 5.25%, due 7/1/25	401
900	New York St. Dorm. Au. Rev. Ref. Non St. Supported Debt (Orange Reg. Med. Ctr.), Ser. 2017, 5.00%, due 12/1/22	994	(b)
500	New York St. Trans. Dev. Corp. Spec. Fac. Rev. (American Airlines, Inc., John F Kennedy Int'l Arpt. Proj.), Ser. 2016, 5.00%, due 8/1/31	526
250	Niagara Area Dev. Corp. Solid Waste Disp. Fac. Rev. Ref. (Covanta Energy Proj.), Ser. 2012-A, 5.25%, due 11/1/42	250	(b)
400	Westchester Co. Local Dev. Corp. Rev. Ref. (Wartburg Sr. Hsg. Proj.), Ser. 2015-A, 5.00%, due 6/1/30	404	(b)
		2,783
North Carolina 0.7%
250	North Carolina Med. Care Commission Hlth. Care Fac. First Mtge. Rev. (Lutheran Svcs. for Aging, Inc.), Ser. 2012-A, 5.00%, due 3/1/37	260
345	North Carolina Med. Care Commission Retirement Facs. Ref. Rev. (United Methodist Retirement Homes), Ser. 2016-A, 5.00%, due 10/1/35	380
		640
North Dakota 1.0%
1,020	Williston Sales Tax Rev., Ser. 2011-B, 2.75%, due 5/1/19	1,009

Ohio 4.5%
3,500	Buckeye Tobacco Settlement Fin. Au. Asset-Backed Sr. Rev. (Turbo), Ser. 2007-A-2, 5.88%, due 6/1/47	3,391
1,000	Ohio St. Air Quality Dev. Au. Exempt Facs. Rev. (Pratt Paper LLC Proj.), Ser. 2017, 4.50%, due 1/15/48	1,025	(b)
		4,416
Oregon 0.5%
490	Western Generation Agcy. Rev. (Wauna Cogeneration Proj.), Ser. 2006-A, 5.00%, due 1/1/21	491

Pennsylvania 4.0%
	Lancaster Co. Hosp. Au. Rev. (Brethren Village Proj.)
250	Ser. 2015, 5.25%, due 7/1/35	268
150	Ser. 2015, 5.50%, due 7/1/45	163
150	Latrobe Ind. Dev. Au. (St. Vincent College Proj.), Ser. 2013, 5.00%, due 5/1/43	158
	Luzerne Co. G. O. Ref.
750	Ser. 2017-A, (AGM Insured), 5.00%, due 12/15/29	852
300	Ser. 2017-B, (AGM Insured), 5.00%, due 12/15/27	343
	Pennsylvania Econ. Dev. Fin. Au. Rev. (Bridges Finco LP)
750	Ser. 2015, 5.00%, due 6/30/18	760
750	Ser. 2016-C, 5.00%, due 12/31/38	826
500	Pennsylvania St. Turnpike Commission Turnpike Rev., Subser. 2017-B-1, 5.25%, due 6/1/47	564
		3,934
Rhode Island 2.5%
	Rhode Island St. Hsg. & Mtge. Fin. Corp. Ref. Rev.
255	Ser. 2016-1-C, 2.75%, due 4/1/25	253
275	Ser. 2016-1-C, 2.85%, due 10/1/25	273
280	Ser. 2016-1-C, 2.95%, due 4/1/26	278
185	Ser. 2016-1-C, 3.00%, due 10/1/26	184
	Rhode Island St. Std. Loan Au. Std. Loan Rev. (Sr. Prog.)
665	Ser. 2013-A, 3.25%, due 12/1/22	671
675	Ser. 2017-A, 5.00%, due 12/1/24	746
		2,405
South Carolina 1.6%
500	Lancaster Co. Assessment Rev. Ref. (Walnut Creek Imp. Dist.), Ser. 2016-A-1, 5.00%, due 12/1/31	519
500	South Carolina Jobs Econ. Dev. Au. Econ. Dev. Rev. (River Park Sr. Living Proj.), Ser. 2017-A, 7.75%, due 10/1/57	499
500	South Carolina Jobs Econ. Dev. Au. Solid Waste Disp. Rev. (Repower South Berkeley LLC Proj.), Ser. 2017, 6.25%, due 2/1/45	495	(b)
		1,513
Tennessee 0.7%
800	Bristol IDB Sales Tax Rev., Ser. 2016-B, 0.00%, due 12/1/21	665	(b)

Texas 6.8%
750	Anson Ed. Facs. Corp. Ed. Rev. (Arlington Classics Academy), Ser. 2016-A, 5.00%, due 8/15/45	782
500	Deaf Smith Co. Hosp. Dist. G.O. Ref., Ser. 2017, 4.00%, due 3/1/40	499
400	Fort Bend Co. Ind. Dev. Corp. Rev. (NRG Energy, Inc.), Ser. 2012-A, 4.75%, due 5/1/38	417
400	Houston Arpt. Sys. Rev., Ser. 2015-B-1, 5.00%, due 7/15/30	434
400	Mesquite Hlth. Fac. Dev. Corp. Ref. Rev. (Christian Care Centers, Inc. Proj.), Ser. 2016, 5.00%, due 2/15/35	413
750	Mission Econ. Dev. Corp. Rev. (Sr. Lien-Natgasoline Proj.), Ser. 2016-B, 5.75%, due 10/1/31	778	(b)
300	Mission Econ. Dev. Corp. Wtr. Supply Rev. (Green Bond-Env. Wtr. Minerals Proj.), Ser. 2015, 7.75%, due 1/1/45	248	(b)(c)
750	New Hope Cultural Ed. Facs. Fin. Corp. Retirement Fac. Rev. Ref. (Carillon Life Care Comm. Proj.), Ser. 2016, 5.00%, due 7/1/36	755
500	New Hope Cultural Ed. Facs. Fin. Corp. Sr. Living Rev. (Cardinal Bay, Inc. Village On The Park Carriage), Ser. 2016-C, 5.75%, due 7/1/51	536
500	New Hope Cultural Ed. Facs. Fin. Corp. Std. Hsg. Rev. (NCCD-College Sta. Properties LLC), Ser. 2015-A, 5.00%, due 7/1/47	392
500	Texas St. Private Activity Bond Surface Trans. Corp. Rev. (Sr. Lien-Blueridge Trans. Group LLC), Ser. 2016, 5.00%, due 12/31/40	543
750	Texas St. Trans. Commission Turnpike Sys. Rev. Ref., Ser. 2015-C, 5.00%, due 8/15/34	824
		6,621
Utah 0.5%
500	Utah Charter Sch. Fin. Au. Rev. (Spectrum Academy Proj.), Ser. 2015, 6.00%, due 4/15/45	523	(b)

Vermont 1.3%
	Vermont Std. Assist. Corp. Ed. Loan Rev.
910	Ser. 2013-A, 3.90%, due 6/15/22	953
330	Ser. 2015-A, 4.13%, due 6/15/28	331
		1,284
Virgin Islands 0.4%
200	Virgin Islands Pub. Fin. Au. Rev., Ser. 2014-A, 5.00%, due 10/1/29	95
430	Virgin Islands Pub. Fin. Au. Rev. (Matching Fund Loan-Diageo), Ser. 2009-A, 6.75%, due 10/1/37	271
		366
Virginia 0.6%
400	Embrey Mill Comm. Dev Au. Spec. Assessment Rev., Ser. 2015, 5.30%, due 3/1/35	382	(b)
200	Virginia College Bldg. Au. Ed. Facs. Rev. (Green Bonds-Marymount Univ. Proj.), Ser. 2015-B, 5.25%, due 7/1/35	213	(b)
		595
Washington 1.1%
500	Washington St. Econ. Dev. Fin. Au. Env. Facs. Rev. (Columbia Pulp I LLC Proj.), Ser. 2017-A, 7.50%, due 1/1/32	593	(b)
500	Washington St. Hsg. Fin. Commission Rev. Ref. (Bayview Manor Homes), Ser. 2016-A, 5.00%, due 7/1/46	504	(b)
		1,097
West Virginia 0.9%
870	West Virginia Econ. Dev. Au. Energy Rev. Ref. (Morgantown Energy Assoc. Proj.), Ser. 2016, 2.88%, due 12/15/26	833

Wisconsin 4.8%
400	Pub. Fin. Au. Ed. Rev. (Pine Lake Preparatory), Ser. 2015, 4.95%, due 3/1/30	415	(b)
300	Pub. Fin. Au. Ed. Rev. (Research Triangle High Sch. Proj.), Ser. 2015, 5.38%, due 7/1/35	300	(b)
750	Pub. Fin. Au. Exempt Facs. Ref. Rev. (Celanese Proj.), Ser. 2016-C, 4.30%, due 11/1/30	789
1,000	Pub. Fin. Au. Lease Dev. Rev. (Central Dist. Dev. Proj.), Ser. 2016, 5.00%, due 3/1/32	1,127
250	Pub. Fin. Au. Multi-Family Hsg. Mtge. Rev. (Trinity Affordable Section 8 Assisted Apts. Proj.), Ser. 2015-A, 4.50%, due 7/1/33	247
460	Pub. Fin. Au. Multi-Family Hsg. Rev. (FFAH North Carolina & Missouri Portfolio), Ser. 2015-A, 3.00%, due 12/1/21	460
950	Pub. Fin. Au. Multi-Family Hsg. Rev. (FFAH North Carolina & Missouri Portfolio), Ser. 2015-A, 4.75%, due 12/1/35	957
400	Pub. Fin. Au. Rev. (Goodwill Industries of So. Nevada Proj.), Ser. 2015-A, 5.50%, due 12/1/35	348	(c)(d)
		4,643
	Total Investments 97.2% (Cost $94,692)	94,492

	Other Assets Less Liabilities 2.8%	2,735

	Net Assets 100.0%	$97,227

(a)	Weighted average coupon that changes/updates periodically. Rate shown is the rate at January 31, 2018.
(b)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2018, these securities amounted to approximately $21,211,000, which represents 21.8% of net assets of the Fund. Securities denoted with (b) but without (c) have been deemed by the investment manager to be liquid.

See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund
(Unaudited) (cont’d)

(c)	Illiquid security.
(d)	Defaulted security.

See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Notes(a)	$—	$94,492	$—	$94,492
Total Investments	$—	$94,492	$—	$94,492

(a) The Schedule of Investments provides a categorization by state/territory for the portfolio.

As of the period ended January 31, 2018, no securities were transferred from one level (as of October 31, 2017) to another.

See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund
(Unaudited) January 31, 2018

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)

Municipal Notes 98.2%

Alabama 1.9%
$4,250	Taylor-Ryan Imp. Dist. Rev. Ref., Ser. 2005, (LOC: Synovus Bank), 1.31%, due 11/1/35	$4,250	(a)

Alaska 2.4%
2,000	Alaska St. Hsg. Fin. Corp. Ref. Rev. (Cap. Proj. Bonds II), Ser. 2014-D, 5.00%, due 12/1/25	2,308
3,100	Valdez Marine Term. Rev. Ref. (Exxon Pipeline Co. Proj.), Ser. 1993-A, 0.94%, due 12/1/33	3,100	(a)
		5,408
Arizona 0.7%
500	Maricopa Co. Ind. Dev. Au. Rev. (Banner Hlth. Obligated Group), Ser. 2017-C, 5.00%, due 1/1/48 Putable 10/18/24	586	(a)
950	Maricopa Co. Ind. Dev. Au. Sr. Living Fac. Rev. Ref. (Christian Care Retirement Apts., Inc. Proj.), Ser. 2016-A, 5.00%, due 1/1/24	1,082
		1,668
California 12.9%
	California G.O. Ref.
875	Ser. 2015, 5.00%, due 8/1/26	1,037
2,150	Ser. 2017, 5.00%, due 8/1/24	2,539
725	Ser. 2017, 5.00%, due 11/1/28	876
2,000	California Pub. Works Board Lease Rev. Ref., Ser. 2017-B, 5.00%, due 10/1/26	2,395
2,055	California Statewide Communities Dev. Au. PCR (So. California Edison Co.), Ser. 2006, 1.90%, due 4/1/28 Putable 4/1/20	2,055	(a)
	California Statewide Communities Dev. Au. Rev. (Henry Mayo Newhall Mem. Hosp.)
400	Ser. 2014-A, (AGM Insured), 5.00%, due 10/1/27	451
250	Ser. 2014-A, (AGM Insured), 5.00%, due 10/1/28	281
1,665	Contra Costa Co. Redev. Agcy. Successor Agcy. Tax Allocation Ref., Ser. 2017-A, (BAM Insured), 5.00%, due 8/1/32	1,955
7,000	Deutsche Bank Spears/Lifers Trust Rev. (Floaters), Ser. 2017-7007, (LOC: Deutsche Bank AG), 1.66%, due 3/1/42	7,000	(a)(b)
	Fresno Joint Pwr. Fin. Au. Lease Rev. Ref. (Master Lease Proj.)
1,300	Ser. 2017-A, (AGM Insured), 5.00%, due 4/1/27	1,532
500	Ser. 2017-A, (AGM Insured), 5.00%, due 4/1/32	576
560	Placer Co. Wtr. Agcy. Cert. of Participation Ref. Rev., Ser. 2016, 4.00%, due 7/1/30	618
900	Sacramento City Fin. Au. Ref. Rev. (Master Lease Prog. Facs.), Ser. 2006-E, (AMBAC Insured), 5.25%, due 12/1/24	1,074
1,000	San Diego Assoc. of Gov't South Bay Expressway Sr. Lien Toll Rev., Ser. 2017-A, 5.00%, due 7/1/42	1,155
	San Joaquin Co. Trans. Au. Rev. Ref.
825	Ser. 2017, 5.00%, due 3/1/31	980
2,705	Ser. 2017, 5.00%, due 3/1/37	3,145
	San Marcos Unified Sch. Dist. G.O. Cap. Appreciation (Election 2010)
740	Ser. 2012-B, 0.00%, due 8/1/26	589
645	Ser. 2012-B, 0.00%, due 8/1/27	492
820	Santa Margarita Wtr. Dist. Spec. Sales Tax Ref. (Comm. Facs. Dist. #99-1 Talega), Ser. 2017-A, (BAM Insured), 5.00%, due 9/1/29	972
		29,722
Colorado 0.6%
945	Colorado St. Ed. & Cultural Facs. Au. Rev. Ref. (Alexander Dawson Sch. Proj.), Ser. 2016, 5.00%, due 5/15/25	1,082
300	Westminster Cert. of Participation Ref., Ser. 2013, 4.00%, due 12/1/25	327
		1,409
Connecticut 0.9%
2,000	Connecticut St. Hlth. & Ed. Facs. Au. Rev. (Yale Univ.), Ser. 1997-T-2, 1.65%, due 7/1/29 Putable 2/3/20	1,998	(a)

District of Columbia 0.4%
	Dist. of Columbia Rev. (Assoc. of American Med. College)
460	Ser. 2011-A, 5.00%, due 10/1/21	507
350	Ser. 2011-A, 5.00%, due 10/1/22	392
		899
Florida 10.0%
700	Cape Coral Spec. Obligation Ref. Rev., Ser. 2015, 4.00%, due 10/1/30	751
1,000	CityPlace Comm. Dev. Dist. Spec. Assessment Ref. Rev., Ser. 2012, 5.00%, due 5/1/26	1,100
400	Escambia Co. Solid Waste Disp. Rev. (Gulf Pwr. Co. Proj.), Ser. 2009, 1.16%, due 4/1/39	400	(a)
1,345	Florida St. Muni. Loan Council Rev., Ser. 2012, (AGM Insured), 4.00%, due 5/1/19	1,382
	JEA Elec. Sys. Rev.
340	Ser. 2013-A, 5.00%, due 10/1/29 Pre-Refunded 10/1/22	387
560	Ser. 2013-A, 5.00%, due 10/1/29	624
2,600	Manattee Co. Poll Ctrl. Rev. Ref. (Florida Pwr. & Lt. Co. Proj.), Ser. 1994, 0.99%, due 9/1/24	2,600	(a)
2,000	Miami-Dade Co. G.O. Ref., Ser. 2015-B, 4.00%, due 7/1/32	2,120
4,800	Miami-Dade Co. Ind. Dev. Au. Rev. Ref. (Florida Pwr. & Lt. Co. Proj.), Ser. 1993, 1.02%, due 6/1/21	4,800	(a)
3,000	Miami-Dade Co. Wtr. & Swr. Sys. Rev. Ref., Ser. 2017-B, 5.00%, due 10/1/29	3,564
1,000	Palm Beach Co. Public Impt. Ref. Rev., Ser. 2016, 5.00%, due 5/1/29	1,180
	Port St. Lucie Research Facs. Rev. (Oregon Hlth. and Science Univ. Vaccine and Gene Therapy Institute Florida Corp. Proj.)
1,155	Ser. 2010, 5.00%, due 5/1/22	1,207
1,480	Ser. 2010, 5.00%, due 5/1/23	1,544
1,185	Sunshine St. Governmental Fin. Commission Rev., Ser. 2013-B-1, 5.00%, due 9/1/20	1,283
		22,942
Georgia 2.5%
1,645	Bulloch Co. Dev. Au. Std. Hsg. Rev. Ref. (Georgia So. Univ. Hsg. Foundation One LLC), Ser. 2012, (AGM Insured), 5.00%, due 8/1/22	1,850
1,000	Forsyth Co. G.O. Ref., Ser. 2015-B, 5.00%, due 3/1/27	1,177
1,000	Gwinnett Co. Sch. Dist. G.O. Ref., Ser. 2010, 5.00%, due 2/1/25	1,189
500	Monroe Co. Dev. Au. PCR Rev. (Georgia Pwr. Co. Plant-Scherer), Ser. 1995-1, 2.00%, due 7/1/25 Putable 6/13/19	499	(a)
	Private Colleges & Univ. Au. Rev. (Savannah College of Art & Design, Inc.)
290	Ser. 2014, 5.00%, due 4/1/22	322
540	Ser. 2014, 5.00%, due 4/1/25	614
		5,651
Illinois 4.9%
1,400	Cook Co. Sch. Dist. Number 144 Prairie Hills G.O. (Ltd. Sch.), Ser. 2010-A, (AGM Insured), 5.25%, due 12/1/27 Pre-Refunded 12/1/20	1,535
1,000	Cook Co. Sch. Dist. Number 83 G.O. (Ref. Sch.), Ser. 2011-D, 5.13%, due 12/1/30 Pre-Refunded 12/1/21	1,123
750	Dekalb Kane LaSalle Cos. Comm. College Dist. Number 523 G.O., Ser. 2011-B, 0.00%, due 2/1/25	545
650	Illinois Ed. Facs. Au. Std. Hsg. Rev. (Unrefunded Bal.), Ser. 2002-A, (LOC: Harris Trust & Savings Bank), 1.25%, due 6/1/33	650	(a)
1,000	Illinois St. G.O., Ser. 2013, 5.50%, due 7/1/25	1,083
	Illinois St. G.O. Ref.
1,125	Ser. 2010, 5.00%, due 1/1/20	1,167
1,000	Ser. 2012, 5.00%, due 8/1/21	1,055
1,000	Sales Tax Securitization Corp. Rev. Ref., Ser. 2017-A, 5.00%, due 1/1/28	1,184
	So. Illinois Univ. Cert. of Participation (Cap. Imp. Proj.)
500	Ser. 2014-A1, (BAM Insured), 4.00%, due 2/15/26	515
500	Ser. 2014-A1, (BAM Insured), 5.00%, due 2/15/27	540
	Springfield G.O.
950	Ser. 2014, 4.25%, due 12/1/27	1,011
665	Ser. 2014, 5.00%, due 12/1/28	737
		11,145
Indiana 3.4%
390	Indiana Fin. Au. Midwestern Disaster Relief Rev. (Ohio Valley Elec. Corp. Proj.), Ser. 2012-A, 5.00%, due 6/1/32	393
720	Indiana Hlth. Fac. Fin. Au. Rev. (Ascension Hlth. Sub. Credit), Ser. 2005-A-1, 2.80%, due 11/1/27 Putable 8/1/19	728	(a)
1,615	Indiana St. Fin. Au. Rev. (St. Revolving Fund Prog.), Ser. 2009-A1, 5.00%, due 2/1/21 Pre-Refunded 2/1/19	1,670
	Indiana St. Muni. Pwr. Agcy. Ref. Rev.
940	Ser. 2010-B, 5.00%, due 1/1/22	1,026
500	Ser. 2016-C, 5.00%, due 1/1/27	587
2,100	Lafayette Sch. Corp. G.O., Ser. 2016, 4.00%, due 1/15/19	2,147
1,200	Rockport PCR Ref. Rev. (Indiana Michigan Pwr. Co. Proj.), Ser. 2009-A, 1.75%, due 6/1/25 Putable 6/1/18	1,200	(a)
		7,751
Iowa 0.6%
300	Iowa St. Fin. Au. Poll. Ctrl. Facs. Rev. Ref. (Midamerican Energy Co.), Ser. 2008-B, 1.08%, due 5/1/23	300	(a)
	Iowa St. Fin. Au. Single Family Mtge. Rev. (Non Ace-Mtge.-Backed Sec. Prog.)
500	Ser. 2017-C, (GNMA/FNMA/FHLMC Insured), 2.15%, due 7/1/25	483
640	Ser. 2017-C, (GNMA/FNMA/FHLMC Insured), 2.30%, due 1/1/26	618
		1,401
Kentucky 1.5%
2,000	Carroll Co. PCR Rev. ref. (KY Utils. Co. Proj.), Ser. 2016-A, 1.05%, due 9/1/42 Putable 9/1/2019	1,972	(a)
1,470	Laurel Co. Judicial Ctr. Pub. Properties Corp. Ref. Rev. (Justice Center Proj.), Ser. 2015, 4.00%, due 3/1/24	1,584
		3,556
Louisiana 0.4%
395	Monroe Sales & Use Tax Ref. Rev., Ser. 2012, 4.00%, due 7/1/23	421
500	New Orleans Swr. Svc. Ref. Rev., Ser. 2014, 5.00%, due 6/1/23	568
		989
Maryland 3.6%
2,500	Maryland St. Dept. of Trans. Ref. Rev. Ref., Ser. 2016, 4.00%, due 9/1/25	2,803
2,635	Maryland St. G.O., Ser. 2017-A, 5.00%, due 3/15/29	3,160
2,000	Montgomery Co. G.O., Ser. 2014-A, 5.00%, due 11/1/24	2,368
		8,331
Massachusetts 1.0%
600	Boston Wtr. & Swr. Commission Rev., Ser. 1993-A, (National Public Finance Guarantee Corp. Insured), 5.25%, due 11/1/19	625
260	Massachusetts Bay Trans. Au. Sr. Sales Tax Rev., Ser. 2006-A, 5.25%, due 7/1/34	339
1,150	Massachusetts St. Sch. Bldg. Au. Sales Tax Rev., Ser. 2016-B, 5.00%, due 11/15/26	1,375
		2,339
Michigan 0.8%
1,900	Michigan St. Hsg. Dev. Au. Rev., Ser. 2016-B, 2.30%, due 6/1/25	1,841

Minnesota 1.6%
550	Minnesota St. G.O., Ser. 2015-A, 5.00%, due 8/1/29	645
1,080	Rochester G.O. (Lodging Tax), Ser. 2015-A, 5.00%, due 2/1/23	1,241
1,000	St. Paul Hsg. & Redev. Au. Hlth. Care Rev. Ref. (Fairview Hlth. Svcs. Obligated Group), Ser. 2017-A, 4.00%, due 11/15/43	1,031
755	Willmar G.O. Ref. (Rice Mem. Hosp. Proj.), Ser. 2012-A, 5.00%, due 2/1/19	782
		3,699
Mississippi 1.8%
	Mississippi Dev. Bank Spec. Oblig.
530	Ser. 2010-D, 5.00%, due 8/1/22 Pre-Refunded 8/1/2020	572
515	Ser. 2010-D, 5.00%, due 8/1/22	549
1,250	Mississippi Dev. Bank Spec. Oblig. (Madison Co. Hwy. Proj.), Ser. 2013-C, 5.00%, due 1/1/27	1,465
1,325	Mississippi St. G.O. Ref., Ser. 2015-C, 5.00%, due 10/1/26	1,561
		4,147
Nevada 0.4%
750	Las Vegas Redev. Agcy. Tax Increment Rev., Ser. 2009-A, 7.50%, due 6/15/23 Pre-Refunded 6/15/19	810

New Jersey 4.8%
150	Jersey City G.O. Ref., Ser. 2012, (AGM Insured), 4.00%, due 9/1/19	156
1,000	New Jersey Econ. Dev. Au. Rev., Ser. 2017-DDD, 5.00%, due 6/15/42	1,068
1,000	New Jersey Econ. Dev. Au. Rev. (Sch. Fac. Construction), Ser. 2010-DD1, 5.00%, due 12/15/18	1,024
900	New Jersey Hlth. Care Fac. Fin. Au. Dept. Human Svc. Rev. (Greystone Park Psychiatric Hosp. Proj.), Ser. 2013-B, 5.00%, due 9/15/20	954
1,430	New Jersey Hlth. Care Fac. Fin. Au. Rev. (Inspira Hlth. Obligated Group), Ser. 2017-A, 5.00%, due 7/1/29	1,653
1,000	New Jersey Hlth. Care Facs. Fin. Au. Contract Rev. Ref. (Princeton Hlth. Care Sys.), Ser. 2017, 5.00%, due 10/1/26	1,105
2,000	New Jersey St. Hsg. & Mtge. Fin. Agcy. (Aspen Riverpark Apts. Proj.), Ser. 2016-N, 1.20%, due 10/1/19 Putable 7/1/2018	1,992	(a)
1,000	New Jersey St. Trans. Trust Fund Au. Trans. Sys. Rev., Ser. 2006-A, 5.25%, due 12/15/19	1,050
1,000	New Jersey Trans. Trust Fund Au. Rev. (Federal Hwy. Reimbursement Notes), Ser. 2016-A-1, 5.00%, due 6/15/19	1,036
	Union Co. Imp. Au. Rev. (Correctional Fac. Proj.)
360	Ser. 2013, 3.00%, due 6/15/20	370
370	Ser. 2013, 3.00%, due 6/15/21	384
295	Ser. 2013, 4.00%, due 6/15/23	323
		11,115
New York 9.9%
390	Albany Cap. Res. Corp. Ref. Rev. (Albany College of Pharmacy & Hlth. Sciences), Ser. 2014-A, 5.00%, due 12/1/26	434
650	Albany Co. G.O., Ser. 2012-B, 4.00%, due 11/1/22	690
1,140	Hempstead Town Local Dev. Corp. Rev. Ref. (Molloy College Proj.), Ser. 2017, 5.00%, due 7/1/29	1,298
	Long Beach, G.O.
485	Ser. 2014-A, (BAM Insured), 4.00%, due 11/15/21	522
500	Ser. 2014-A, (BAM Insured), 4.00%, due 11/15/22	544
520	Ser. 2014-A, (BAM Insured), 4.00%, due 11/15/23	570
1,000	Long Island Pwr. Au. Elec. Sys. Gen. Rev, Ser. 2017, 5.00%, due 9/1/29	1,184
1,000	MTA Hudson Rail Yards Trust Oblig. Rev., Ser. 2016-A, 5.00%, due 11/15/46	1,050
1,850	New York City G.O., Ser. 2011-I1, 5.00%, due 8/1/18	1,884
1,170	New York City Transitional Fin. Au. Ref. Rev. (Future Tax Secured), Ser. 2015-C, 5.00%, due 11/1/18	1,202
	New York City Transitional Fin. Au. Rev. (Future Tax Secured)
1,950	Subser. 2016-A-1, 4.00%, due 5/1/31	2,100
3,200	Subser. 2017-F-1, 5.00%, due 5/1/30	3,798
800	New York St. Dorm. Au. Personal Income Tax Rev., Ser. 2014-C, 5.00%, due 3/15/25	928
325	New York St. Dorm. Au. Personal Income Tax Rev. Ref., Ser. 2015-E, 5.00%, due 3/15/26	385
1,170	New York St. Dorm. Au. Rev. Non St. Supported Debt (Sch. Dist. Bldg. Fin. Prog.), Ser. 2017-B, 4.00%, due 10/1/21	1,259
1,000	New York St. Dorm. Au. Sales Tax Rev., Ser. 2013-A, 5.00%, due 3/15/28	1,141
750	New York St. Urban Dev. Corp. Rev. (St. Personal Income Tax), Ser. 2009-A1, 5.00%, due 12/15/19 Pre-Refunded 12/15/18	773
775	Niagara Falls G.O. Ref., Ser. 2016, 4.00%, due 5/15/19	794
1,000	Oneida Co. G.O., Ser. 2016, (BAM Insured), 2.00%, due 5/15/19	1,004
1,000	Utils. Debt Securitization Au. Rev., Ser. 2013-TE, 5.00%, due 12/15/28	1,160
		22,720
North Carolina 1.7%
600	Greensboro Enterprise Sys. Rev. Ref., Ser. 2015, 5.00%, due 6/1/20	647
650	North Carolina St. Cap. Imp. Ltd. Oblig. (Annual Appropriation), Ser. 2009-A, 5.00%, due 5/1/19	678
2,000	Wake Co. Ltd. Oblig. Ref. Rev., Ser. 2016-A, 5.00%, due 12/1/28	2,386
295	Western Carolina Univ. Research & Dev. Corp. Cert. of Participation (Western Carolina Univ. Std. Hsg.), Ser. 2008, (Assured Guaranty Insured), 5.25%, due 6/1/20 Pre-Refunded 6/1/18	299
		4,010
Ohio 1.1%
2,150	Ohio St. Wtr. Dev. Au. Wtr. Poll. Ctrl. Rev., Ser. 2017-A, 5.00%, due 12/1/31	2,557

Oklahoma 1.4%
1,000	Cleveland Co. Ed. Facs. Au. Lease Rev. (Moore Pub. Sch. Proj.), Ser. 2016, 5.00%, due 6/1/19	1,043
675	Cleveland Co. Ed. Facs. Au. Lease Rev. Ref. (Noble Pub. Sch. Proj.), Ser. 2017, 5.00%, due 9/1/31	771
1,350	Tulsa Co. Independent Sch. Dist. No. 9 Union Board of Ed. G.O., Ser. 2016, 1.50%, due 4/1/19	1,349
		3,163
Pennsylvania 10.3%
	Berks Co. Ind. Dev. Au. Hlth. Sys. Rev. Ref. (Tower Hlth. Proj.)
2,000	Ser. 2017, 5.00%, due 11/1/28	2,322
1,000	Ser. 2017, 5.00%, due 11/1/29	1,154
3,000	Deutsche Bank Spears/Lifers Trust Rev. (Chester Co. Ind. Dev. Au. Std. Hsg.), Ser. 2018-DBE-7010, 1.66%, due 2/1/43	3,000	(a)(b)
	Lackawanna Co. Ind. Dev. Au. Rev. Ref. (Univ. of Scranton)
940	Ser. 2017, 5.00%, due 11/1/28	1,093
600	Ser. 2017, 5.00%, due 11/1/29	694
500	Ser. 2017, 5.00%, due 11/1/30	576
	Luzerne Co. G. O. Ref.
500	Ser. 2017-A, (AGM Insured), 5.00%, due 12/15/25	567
500	Ser. 2017-A, (AGM Insured), 5.00%, due 12/15/26	570
400	Ser. 2017-A, (AGM Insured), 5.00%, due 12/15/27	458
300	Ser. 2017-B, (AGM Insured), 5.00%, due 12/15/25	340
270	Ser. 2017-B, (AGM Insured), 5.00%, due 12/15/26	308
	Luzerne Co. Ind. Dev. Au. Lease Rev. Ref. Gtd.
550	Ser. 2017, (AGM Insured), 5.00%, due 12/15/25	620
525	Ser. 2017, (AGM Insured), 5.00%, due 12/15/26	589
750	Ser. 2017, (AGM Insured), 5.00%, due 12/15/27	838
1,000	Pennsylvania St. G.O., Ser. 2015, 5.00%, due 3/15/29	1,136
225	Pennsylvania St. Ref. G.O., Ser. 2016, 5.00%, due 9/15/26	263
2,065	Pennsylvania St. Turnpike Commission Rev. Ref., Ser. 2016, 5.00%, due 6/1/27	2,365
1,405	Philadelphia G.O. Ref., Ser. 2007-A, (AGM Insured), 5.00%, due 8/1/18	1,409
3,950	Philadelphia Wtr. & Wastewater Rev., Ser. 2017-A, 5.00%, due 10/1/47	4,504
750	Southeastern Trans. Au. Rev. Ref., Ser. 2017, 5.00%, due 3/1/28	896
		23,702
Rhode Island 1.5%
500	Providence Redev. Agcy. Ref. Rev., Ser. 2015-A, 5.00%, due 4/1/22	545
	Rhode Island St. Hlth. & Ed. Bldg. Corp. Pub. Sch. Rev. Ref.
500	Ser. 2017-A, (AGM Insured), 5.00%, due 5/15/24	571
400	Ser. 2017-A, (AGM Insured), 5.00%, due 5/15/25	461
625	Rhode Island St. Hlth. & Ed. Bldg. Corp. Rev. (Providence Pub. Sch. Prog.), Ser. 2013-A, 5.00%, due 5/15/22	693
870	Rhode Island St. Providence Plantation Lease Cert. of Participation (Pastore Ctr. Energy Conservation Proj.), Ser. 2014-A, 5.00%, due 11/1/18	893
200	Rhode Island St. Std. Loan Au. Std. Loan Rev. (Sr. Prog.), Ser. 2010-A, 4.40%, due 12/1/19	200
		3,363
South Carolina 1.6%
870	Charleston Co. G.O. (Cap. Imp. Plan), Ser. 2011, 5.00%, due 11/1/18	893
	South Carolina St. Pub. Svc. Au. Oblig. Rev. Ref.
2,000	Ser. 2014-C, 5.00%, due 12/1/28	2,248
370	Ser. 2016-B, 5.00%, due 12/1/35	416
		3,557
Texas 6.6%
750	Brownsville G.O., Ser. 2011-A, 4.00%, due 2/15/18	751
400	Gulf Coast Waste Disp. Au. Rev. (Bayport Area Sys.), Ser. 2013, (AGM Insured), 3.00%, due 10/1/26	408
1,000	Houston Wtr. & Swr. Sys. Jr. Lien Ref. Rev., Ser. 2001-B, (National Public Finance Guarantee Corp. Insured), 5.50%, due 12/1/24	1,175
1,250	La Joya Independent Sch. Dist. Ref. G.O., Ser. 2013, 5.00%, due 2/15/33	1,477
1,250	Laredo Independent Sch. Dist. G.O. (Sch. Bldg.), Ser. 2013, 5.00%, due 8/1/27	1,413
500	McKinney G.O., Ser. 2014, 5.00%, due 8/15/24	588
	Midlothian Ref. G.O.
1,400	Ser. 2016, 2.00%, due 8/15/18	1,403
1,430	Ser. 2016, 2.00%, due 8/15/19	1,436
	New Hope Cultural Ed. Facs. Fin. Corp. Std. Hsg. Rev. (Collegiate Hsg. College Sta. I LLC)
160	Ser. 2014-A, (AGM Insured), 4.00%, due 4/1/20	166
200	Ser. 2014-A, (AGM Insured), 4.00%, due 4/1/21	210
200	Ser. 2014-A, (AGM Insured), 4.00%, due 4/1/22	212
225	Ser. 2014-A, (AGM Insured), 4.00%, due 4/1/23	238
220	Ser. 2014-A, (AGM Insured), 4.00%, due 4/1/24	233
2,000	North Tollway Au. First Tier Rev. Ref., Ser. 2017-A, 5.00%, due 1/1/43	2,278
555	Texas A&M Univ. Perm. Univ. Fund Rev., Ser. 2011, 3.00%, due 7/1/18	559
1,000	Texas Pub. Fin. Au. Rev. (So. Univ. Fin. Sys.), Ser. 2013, (BAM Insured), 5.00%, due 11/1/20	1,085
245	Texas St. Technical College Sys. Rev. Ref. & Imp., Ser. 2011, 5.00%, due 8/1/18	249
1,250	Texas Wtr. Dev. Board Rev., Ser. 2017-A, 4.00%, due 10/15/32	1,355
		15,236
Utah 0.7%
445	Salt Lake Co. Hosp. Rev. (IHC Hlth. Svcs. Inc.), Ser. 2001, (AMBAC Insured), 5.13%, due 2/15/33	506
1,000	Weber Co. Spec. Assessment (Summit Mountain Assessment Area), Ser. 2013, 5.50%, due 1/15/28	1,127
		1,633
Vermont 0.3%
685	Burlington Elec. Sys. Rev., Ser. 2014-A, (AGM Insured), 3.63%, due 7/1/29	703

Virginia 1.8%
2,000	Henrico Co. Wtr. & Swr. Ref. Rev., Ser. 2016, 5.00%, due 5/1/27	2,392
1,700	Virginia Commonwealth Trans. Board Rev. (Cap. Proj.), Ser. 2011, 4.00%, due 5/15/29 Pre-Refunded 5/15/21	1,824
		4,216
Washington 3.5%
	Kent Ref. G.O.
900	Ser. 2016, 4.00%, due 12/1/29	981
1,000	Ser. 2016, 4.00%, due 12/1/30	1,081
1,055	King Co. Ref. G.O., Ser. 2015-E, 5.00%, due 12/1/27	1,248
	North Thurston Pub. Sch. G.O.
215	Ser. 2016, 4.00%, due 12/1/28	236
250	Ser. 2016, 4.00%, due 12/1/29	272
375	Ser. 2016, 4.00%, due 12/1/30	405
1,230	Seattle Ref. G.O., Ser. 2016-A, 4.00%, due 4/1/29	1,365
190	Washington St. G.O., Ser. 1993-B, 5.50%, due 5/1/18	192
320	Washington St. Ref. G.O., Ser. 2016-B, 5.00%, due 7/1/26	380
	Whitman Co. Sch. Dist. No. 267 Pullman G.O.
800	Ser. 2016, 4.00%, due 12/1/29	874
975	Ser. 2016, 4.00%, due 12/1/30	1,055
		8,089
Wisconsin 0.7%
470	Pub. Fin. Au. Lease Dev. Rev. (Central Dist. Dev. Proj.), Ser. 2016, 5.00%, due 3/1/32	530
1,000	Wisconsin St. Hlth. & Ed. Facs. Au. Rev. Ref. (Ascension Health Credit Group), Ser. 2016-A, 4.00%, due 11/15/39	1,030
		1,560
	Total Investments 98.2% (Cost $225,107)	$225,580

	Other Assets Less Liabilities 1.8%	4,222

	Net Assets 100.0%	$229,802

(a)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2018.
(b)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2018, these securities amounted to approximately $10,000,000, which represents 4.4% of net assets of the Fund. These securities have been deemed by the investment manager to be liquid.

See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Notes(a)	$—	$225,580	$—	$225,580
Total Investments	$—	$225,580	$—	$225,580

(a) The Schedule of Investments provides a categorization by state/territory for the portfolio.

As of the period ended January 31, 2018, no securities were transferred from one level (as of October 31, 2017) to another.

See Notes to Schedule of Investments

Schedule of Investments New York Municipal Income Fund
(Unaudited) January 31, 2018

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)

Municipal Notes 99.2%

New York 99.2%
	Albany Cap. Res. Corp. Ref. Rev. (Albany College of Pharmacy & Hlth. Sciences)
$250	Ser. 2014-A, 4.00%, due 12/1/20	$261
100	Ser. 2014-A, 4.00%, due 12/1/21	105
225	Ser. 2014-A, 4.00%, due 12/1/22	238
175	Ser. 2014-A, 5.00%, due 12/1/23	195
250	Buffalo & Fort Erie Pub. Bridge Au. Rev., Ser. 2017, 5.00%, due 1/1/47	283
250	Buffalo, G.O., Ser. 2016-A, 5.00%, due 4/1/28	294
	Build NYC Res. Corp. Ref. Rev.
425	Ser. 2015, 5.00%, due 6/1/22	479
475	Ser. 2015, 5.00%, due 6/1/24	552
750	Build NYC Res. Corp. Ref. Rev. (Manhattan College Proj.), Ser. 2017, 5.00%, due 8/1/47	847
	Build NYC Res. Corp. Ref. Rev. (Packer Collegiate Institute Proj.)
100	Ser. 2015, 5.00%, due 6/1/21	109
200	Ser. 2015, 5.00%, due 6/1/22	223
50	Ser. 2015, 4.00%, due 6/1/24	55
175	Ser. 2015, 4.00%, due 6/1/25	191
	Dutchess Co. Local Dev. Corp. Rev.
225	Ser. 2014-A, 5.00%, due 7/1/21	248
150	Ser. 2014-A, 5.00%, due 7/1/22	169
135	Ser. 2014-A, 4.00%, due 7/1/23	147
115	Ser. 2014-A, 5.00%, due 7/1/25	132
	Erie Co. IDA Sch. Fac. Ref. Rev. (City Sch. Dist. Buffalo Proj.)
680	Ser. 2015-A, 5.00%, due 5/1/27	803
600	Ser. 2016-A, 5.00%, due 5/1/29	711
1,000	Hempstead Town G.O., Ser. 2017, (AGM Insured), 4.00%, due 4/1/25	1,112
	Hempstead Town Local Dev. Corp. Rev. (Molloy College Proj.)
300	Ser. 2014, 5.00%, due 7/1/18	304
575	Ser. 2014, 5.00%, due 7/1/19	599
605	Ser. 2014, 5.00%, due 7/1/20	644
455	Hudson Yards Infrastructure Corp. Rev., Ser. 2011-A, 5.75%, due 2/15/47 Pre-Refunded 2/15/21	509
	Long Island Pwr. Au. Rev.
500	Ser. 2008-A, 6.00%, due 5/1/33 Pre-Refunded 5/1/19	528
250	Ser. 2017, 5.00%, due 9/1/33	292
1,000	Metropolitan Trans. Au. Dedicated Tax Fund Ref. Rev., Ser. 2016-A, 5.25%, due 11/15/27	1,220
	Metropolitan Trans. Au. Rev.
1,120	Ser. 2008-C, 6.50%, due 11/15/28 Pre-Refunded 11/15/18	1,164
90	Ser. 2008-C, 6.50%, due 11/15/28 Pre-Refunded 11/15/18	94
290	Ser. 2008-C, 6.50%, due 11/15/28	301
400	Monroe Co. Ind. Dev. Corp. Rev. (Nazareth College of Rochester Proj.), Ser. 2013-A, 4.13%, due 10/1/27	419
	Monroe Co. Ind. Dev. Corp. Rev. (St. John Fisher College)
100	Ser. 2014-A, 4.00%, due 6/1/18	101
115	Ser. 2014-A, 5.00%, due 6/1/20	123
50	Ser. 2014-A, 5.00%, due 6/1/22	56
100	Ser. 2014-A, 5.00%, due 6/1/23	114
450	Monroe Co. Ind. Dev. Corp. Rev. Ref. (Highland Hosp. Rochester Proj.), Ser. 2015, 5.00%, due 7/1/22	504
300	Monroe Co. Ind. Dev. Corp. Rev. Ref. (Monroe Comm. College), Ser. 2014, (AGM Insured), 5.00%, due 1/15/26	339
500	MTA Hudson Rail Yards Trust Oblig. Rev., Ser. 2016-A, 5.00%, due 11/15/46	525
1,000	Nassau Co. G.O. Ref., Ser. 2017-C, 5.00%, due 10/1/28	1,175
	Nassau Co. Local Econ. Assist. Corp. Rev. (Catholic Hlth. Svcs. of Long Island Obligated Group Proj.)
415	Ser. 2014, 4.00%, due 7/1/18	419
150	Ser. 2014, 5.00%, due 7/1/27	168
350	New Rochelle Ref. G.O., Ser. 2013-A, 4.00%, due 3/15/19	360
500	New York City G.O. Ref., Ser. 2017-C, 5.00%, due 8/1/31	595
1,000	New York City Hsg. Dev. Corp. Rev., Ser. 2008-M, 6.75%, due 11/1/33	1,035
280	New York City Muni. Wtr. Fin. Au. Wtr. & Swr. Sys. Rev. (Second Gen. Fiscal 2008), Ser. 2007, 0.95%, due 6/15/33	280	(a)
	New York City Transitional Fin. Au. Rev. (Future Tax Secured-Fiscal)
355	Subser. 2016-A-1, 4.00%, due 5/1/30	386
750	Subser. 2016-A-1, 4.00%, due 5/1/31	808
1,100	Subser. 2016-A-1, 5.00%, due 5/1/33	1,279
350	New York Convention Center Dev. Corp. Rev. Ref. (Hotel Unit Fee Secured), Ser. 2015, 5.00%, due 11/15/22	398
505	New York G.O. Ref., Ser. 2017-A, 5.00%, due 8/1/26	605
1,120	New York St. Bridge Au. Rev., Ser. 2012, 4.00%, due 1/1/22	1,215
150	New York St. Dorm. Au. Ref. Rev. (St. Personal Income Tax), Ser. 2016-D, 5.00%, due 2/15/27	179
500	New York St. Dorm. Au. Ref. Rev. Non St. Supported Debt (Pratt Institute), Ser. 2015-A, 3.63%, due 7/1/36	504
745	New York St. Dorm. Au. Rev. Non St. Supported Debt (Culinary Institute of America), Ser. 2013, 4.50%, due 7/1/24	811
500	New York St. Dorm. Au. Rev. Non St. Supported Debt (Fordham Univ.), Ser. 2014, 5.00%, due 7/1/22	566
	New York St. Dorm. Au. Rev. Non St. Supported Debt (Mem. Sloan-Kettering)
500	Ser. 2012-1, 5.00%, due 7/1/20	540
1,150	Ser. 2012-1, 4.00%, due 7/1/22	1,243
200	New York St. Dorm. Au. Rev. Non St. Supported Debt (North Shore-Long Island Jewish Oblig. Group), Ser. 2011-A, 5.00%, due 5/1/22 Pre-Refunded 5/1/21	221
300	New York St. Dorm. Au. Rev. Non St. Supported Debt (Sch. Dist. Bldg. Fin. Prog.), Ser. 2017-C, (AGM Insured), 5.00%, due 10/1/27	358
	New York St. Dorm. Au. Rev. Non St. Supported Debt (Sch. Dist. Fin. Prog.)
275	Ser. 2014-A, (AGM Insured), 5.00%, due 10/1/23	318
2,000	Ser. 2014-A, (AGM Insured), 5.00%, due 10/1/24	2,345
500	New York St. Dorm. Au. Rev. Non St. Supported Debt Ref. (NYU Dorm. Facs.), Ser. 2015-B, 5.00%, due 7/1/26	589
500	New York St. Dorm. Au. Rev. Non St. Supported Debt Rev. Ref. (Fordham Univ.), Ser. 2017, 4.00%, due 7/1/33	530
1,050	New York St. Dorm. Au. Rev. Ref. Non St. Supported Debt (Univ. Facs.), Ser. 2017-A, 5.00%, due 7/1/30	1,246
500	New York St. Dorm. Au. Rev. St. Supported Debt (City Univ. Cons. 5th), Ser. 2008-E, 6.13%, due 1/1/31	521
1,500	New York St. Dorm. Au. Rev. St. Supported Debt (Mental Hlth. Svcs. Facs. Imp.), Ser. 2008-F, 6.25%, due 2/15/31	1,537
500	New York St. Dorm. Au. Rev. St. Supported Debt (New York Univ.), Ser. 2016-A, 4.00%, due 7/1/41	520
2,000	New York St. Dorm. Au. Sales Tax Rev., Ser. 2013-A, 5.00%, due 3/15/28	2,281
490	New York St. Energy Research & Dev. Au. Pollution Ctrl. Ref. Rev. (New York Elec. & Gas Corp. Proj.), Ser. 1994, 2.00%, due 2/1/29 Putable 5/1/20	489	(a)
1,450	New York St. Env. Facs. Corp. (St. Clean Wtr. & Drinking Rev. Revolving Fund Muni. Wtr. Fin. Auth. Proj.), Ser. 2012-D, 5.00%, due 6/15/24	1,640
	New York St. G.O.
1,415	Ser. 2008, 6.25%, due 10/15/28 Pre-Refunded 10/15/18	1,463
300	Ser. 2016-B-1, 5.00%, due 12/1/29	355
85	New York St. G.O. (Unrefunded), Ser. 2008, 6.25%, due 10/15/28	88
750	New York St. HFA Rev. (Affordable Hsg.), Ser. 2015-G, (SONYMA Insured), 1.35%, due 5/1/19	747
	New York St. Urban Dev. Corp. Rev. Ref. (Personal Income Tax)
500	Ser. 2016-A, 5.00%, due 3/15/28	590
1,000	Ser. 2017-B, 5.00%, due 3/15/30	1,186
335	Ser. 2017-C-2, 5.00%, due 3/15/29	401
165	Niagara Falls Pub. Wtr. Au. Wtr. & Swr. Sys. Rev. Ref., Ser. 2016-A, 5.00%, due 7/15/25	191
650	Niagara Falls Ref. G.O., Ser. 2016, 4.00%, due 5/15/19	666
610	Onondaga Civic Dev. Corp. Ref. Rev., Ser. 2015, 5.00%, due 10/1/21	668
	Orange Co. Funding Corp. Rev. (Mount St. Mary College)
735	Ser. 2012-B, 4.00%, due 7/1/23	786
695	Ser. 2012-B, 4.00%, due 7/1/24	740
1,500	Port Au. New York & New Jersey Cons. Bonds Rev. Ref. (Two Hundred -Third), Ser. 2017, 5.00%, due 4/15/57	1,694
350	Rockland Co. G.O. (Pub. Imp.), Ser. 2014-C, (AGM Insured), 4.00%, due 5/1/21	371
1,500	Sales Tax Asset Receivable Corp. Ref. Rev. (Fiscal 2015), Ser. 2014-A, 4.00%, due 10/15/23	1,673
170	Smithtown Central Sch. Dist. Ref. G.O., Ser. 2013, 5.00%, due 10/15/23	198
	Suffolk Co. G.O. (Pub. Imp.)
500	Ser. 2014-A, (AGM Insured), 3.00%, due 6/15/19	509
80	Ser. 2014-A, (AGM Insured), 3.00%, due 6/15/24	82
500	Triborough Bridge & Tunnel Au. Rev., Ser. 2017-A, 5.00%, due 11/15/25	601
	Triborough Bridge & Tunnel Au. Rev. Ref.
1,500	Ser. 2013-A, 5.00%, due 11/15/27	1,716
320	Ser. 2016-A, 5.00%, due 11/15/46	365
500	Ser. 2017-B, 5.00%, due 11/15/30	597
450	TSASC Inc. Rev. Ref., Ser. 2017, 5.00%, due 6/1/28	513
950	Utility Debt Securitization Au. Rev., Ser. 2013-TE, 5.00%, due 12/15/28	1,102

	Total Investments 99.2% (Cost $56,780)	57,453

	Other Assets Less Liabilities 0.8%	488

	Net Assets 100.0%	$57,941

(a)	Weighted average coupon that changes/updates monthly. Rate shown is the rate at January 31, 2018.

See Notes to Schedule of Investments

Schedule of Investments New York Municipal Income Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Municipal Notes(a)	$—	$57,453	$—	$57,453
Total Investments	$—	$57,453	$—	$57,453

(a) The schedule of investments provides a categorization by state/territory for the portfolio.

As of the period ended January 31, 2018, no securities were transferred from one level (as of October 31, 2017) to another.

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund
(Unaudited) January 31, 2018

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)

U.S. Treasury Obligations 3.3%
$900	0.88%, due 5/15/19 – 9/15/19	$884
1,755	1.63%, due 10/15/20	1,725

	Total U.S. Treasury Obligations (Cost $2,626)	2,609

Mortgage-Backed Securities 28.7%

Collateralized Mortgage Obligations 0.1%
77	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, 1 month USD LIBOR + 1.13%, (2.69%), due 6/19/34	75	(a)

Commercial Mortgage-Backed 25.5%
858	Banc of America Commercial Mortgage Trust, Ser. 2017-BNK3, Class A1, 1.96%, due 2/15/50	846
623	BBCMS Mortgage Trust, Ser. 2017-C1, Class A1, 2.01%, due 2/15/50	616
	CD Mortgage Trust
714	Ser. 2016-CD1, Class A1, 1.44%, due 8/10/49	699
427	Ser. 2017-CD3, Class A1, 1.97%, due 2/10/50	423
2,123	Ser. 2017-CD5, Class A1, 2.03%, due 8/15/50	2,089
705	Citigroup Commercial Mortgage Trust, Ser. 2016-C2, Class A1, 1.50%, due 8/10/49	690
	Commercial Mortgage Pass-Through Certificates
494	Ser. 2014-LC15, Class A1, 1.26%, due 4/10/47	492
92	Ser. 2014-CR16, Class A1, 1.45%, due 4/10/47	92
235	Ser. 2014-UBS3, Class A1, 1.40%, due 6/10/47	234
259	Ser. 2014-UBS4, Class A1, 1.31%, due 8/10/47	258
30	Ser. 2014-UBS5, Class A1, 1.37%, due 9/10/47	30
289	Ser. 2015-CR25, Class A1, 1.74%, due 8/10/48	286
596	Ser. 2016-CR28, Class A1, 1.77%, due 2/10/49	591
337	Ser. 2015-PC1, Class A1, 1.67%, due 7/10/50	336
975	CSAIL Commercial Mortgage Trust, Ser. 2017-CX10, Class A1, 2.23%, due 11/15/50	964
645	DBJPM Mortgage Trust, Ser. 2016-C3, Class A1, 1.50%, due 9/10/49	633
246	GS Mortgage Securities Trust, Ser. 2015-GS1, Class A1, 1.94%, due 11/10/48	244
1,771	Ladder Capital Commercial Mortgage Securities LLC, Ser. 2017-LC26, Class A1, 1.98%, due 7/12/50	1,749	(b)
	Morgan Stanley Bank of America Merrill Lynch Trust
545	Ser. 2016-C28, Class A1, 1.53%, due 1/15/49	536
866	Ser. 2017-C33, Class A1, 2.03%, due 5/15/50	855
500	SG Commercial Mortgage Securities Trust, Ser. 2016-C5, Class A1, 1.35%, due 10/10/48	491
2,116	UBS Commercial Mortgage Trust, Ser. 2017-C2, Class A1, 2.01%, due 8/15/50	2,083
	Wells Fargo Commercial Mortgage Trust
252	Ser. 2015-P2, Class A1, 1.97%, due 12/15/48	250
1,064	Ser. 2016-NXS6, Class A1, 1.42%, due 11/15/49	1,043
955	Ser. 2017-C39, Class A1, 1.98%, due 9/15/50	939
745	Ser. 2016-NXS5, Class A1, 1.56%, due 1/15/59	737
841	Ser. 2016-C32, Class A1, 1.58%, due 1/15/59	831
	WF-RBS Commercial Mortgage Trust
351	Ser. 2014-C21, Class A1, 1.41%, due 8/15/47	350
658	Ser. 2014-C24, Class A1, 1.39%, due 11/15/47	653
		20,040
Fannie Mae 1.7%
	Pass-Through Certificates
296	3.50%, due 10/1/25	303
618	3.00%, due 9/1/27	621
404	4.50%, due 4/1/39 – 5/1/44	428
		1,352
Freddie Mac 1.4%
	Pass-Through Certificates
336	3.50%, due 5/1/26	345
457	3.00%, due 1/1/27	459
266	4.50%, due 11/1/39	282
		1,086
	Total Mortgage-Backed Securities (Cost $22,892)	22,553

Corporate Bonds 48.5%

Agriculture 1.6%
1,285	BAT Capital Corp., 2.30%, due 8/14/20	1,269	(b)

Auto Manufacturers 2.0%
390	Daimler Finance N.A. LLC, 1.50%, due 7/5/19	385	(b)
1,200	Ford Motor Credit Co. LLC, 2.02%, due 5/3/19	1,191
		1,576
Banks 19.0%
1,675	Bank of America Corp., 5.63%, due 7/1/20	1,795
1,115	Capital One Financial Corp., 2.50%, due 5/12/20	1,107
1,750	Citigroup, Inc., 2.45%, due 1/10/20	1,744
1,785	Goldman Sachs Group, Inc., 2.60%, due 4/23/20	1,780
1,785	JPMorgan Chase & Co., 2.25%, due 1/23/20	1,777
1,815	Morgan Stanley, 2.45%, due 2/1/19	1,818
230	MUFG Americas Holdings Corp., 1.63%, due 2/9/18	230
1,235	Santander UK PLC, 2.50%, due 1/5/21	1,228
795	Sumitomo Mitsui Banking Corp., 2.51%, due 1/17/20	793
1,750	Wells Fargo & Co., Ser. N, 2.15%, due 1/30/20	1,737
915	Westpac Banking Corp., 2.15%, due 3/6/20	907
		14,916
Beverages 1.0%
790	Anheuser-Busch InBev Finance, Inc., 1.90%, due 2/1/19	787

Commercial Services 1.8%
1,335	ERAC USA Finance LLC, 5.25%, due 10/1/20	1,415	(b)

Diversified Financial Services 3.8%
675	AIG Global Funding, 2.15%, due 7/2/20	665	(b)
1,525	American Express Co., 2.20%, due 10/30/20	1,504
810	Protective Life Global Funding, 3 Month USD LIBOR + 0.55%, (2.07%), due 6/8/18	812	(a)(b)
		2,981
Electric 2.8%
1,100	Dominion Energy, Inc., 2.58%, due 7/1/20	1,092
1,060	Pennsylvania Electric Co., 5.20%, due 4/1/20	1,110
		2,202
Gas 1.5%
	Sempra Energy
810	3 month USD LIBOR + 0.25%, (1.96%), due 7/15/19	811	(a)
390	2.40%, due 2/1/20	388
		1,199
Healthcare - Products 1.1%
875	Abbott Laboratories, 2.35%, due 11/22/19	872

Household Products - Wares 1.3%
990	Reckitt Benckiser Treasury Services PLC, 2.13%, due 9/21/18	990	(b)

Media 2.7%
500	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.58%, due 7/23/20	507
585	Discovery Communications LLC, 2.20%, due 9/20/19	580
1,000	NBCUniversal Enterprise, Inc., 3 month USD LIBOR + 0.69%, (2.41%), due 4/15/18	1,001	(a)(b)
		2,088
Oil & Gas 2.0%
835	BP AMI Leasing, Inc., 5.52%, due 5/8/19	867	(b)
735	Total Capital Int'l SA, 3 month USD LIBOR + 0.57%, 1.98%, due 8/10/18	737	(a)
		1,604
Pharmaceuticals 2.6%
1,010	AbbVie, Inc., 2.50%, due 5/14/20	1,006
380	Mylan NV, 2.50%, due 6/7/19	379
640	Shire Acquisitions Investments Ireland DAC, 1.90%, due 9/23/19	632
		2,017
Pipelines 1.0%
780	Kinder Morgan Energy Partners L.P., 5.95%, due 2/15/18	781

Retail 1.1%
830	CVS Health Corp., 1.90%, due 7/20/18	830
Telecommunications 3.2%
1,455	AT&T, Inc., 5.20%, due 3/15/20	1,530
1,000	Cisco Systems, Inc., 3 Month USD LIBOR + 0.31%, (1.90%), due 6/15/18	1,001	(a)
		2,531
	Total Corporate Bonds (Cost $38,322)	38,058

Asset-Backed Securities 14.0%
565	Ally Auto Receivables Trust, Ser. 2018-1, Class A3, 2.35%, due 6/15/22	565	(c)
620	Canadian Pacer Auto Receivables Trust, Ser. 2017-1A, Class A2A, 1.77%, due 12/19/19	619	(b)
	Capital One Multi-Asset Execution Trust
1,200	Ser. 2016-A3, Class A3, 1.34%, due 4/15/22	1,186
1,030	Ser. 2014-A4, Class A4, 1 month USD LIBOR + 0.36%, (1.92%), due 6/15/22	1,034	(a)
	Chase Issuance Trust
1,000	Ser. 2013-A7, Class A, 1 month USD LIBOR + 0.43%, (1.99%), due 9/15/20	1,002	(a)
1,050	Ser. 2016-A5, Class A5, 1.27%, due 7/15/21	1,035
	Citibank Credit Card Issuance Trust
1,100	Ser. 2013-A2, Class A2, 1 month USD LIBOR + 0.28%, (1.84%), due 5/26/20	1,101	(a)
1,000	Ser. 2013-A4, Class A4, 1 month USD LIBOR + 0.42%, (1.98%), due 7/24/20	1,002	(a)
1,350	GM Financial Consumer Automobile Receivables Trust, Ser. 2017-3A, Class A2A, 1.71%, due 9/16/20	1,345	(b)
193	Honda Auto Receivables Owner Trust, Ser. 2015-2, Class A3, 1.04%, due 2/21/19	193
600	Nissan Auto Receivables Owner Trust, Ser. 2016-C, Class A3, 1.18%, due 1/15/21	593
	Toyota Auto Receivables Owner Trust
96	Ser. 2015-A, Class A3, 1.12%, due 2/15/19	96
565	Ser. 2018-A, Class A3, 2.35%, due 5/16/22	564
675	Verizon Owner Trust, Ser. 2016-1A, Class A, 1.42%, due 1/20/21	670	(b)

	Total Asset-Backed Securities (Cost $11,050)	11,005

Short-Term Investments 5.2%

Commercial Paper 1.5%
1,150	Energy Transfer Partners LP, 2.25%, due 2/7/18	1,150	(b)(d)(e)

NUMBER OF SHARES

Investment Companies 3.7%
2,894,089	State Street Institutional U.S. Government Money Market Fund Premier Class, 1.25%(f)	2,894	(e)

	Total Short-Term Investments (Cost $4,044)	4,044

	Total Investments 99.7% (Cost $78,934)	78,269

	Other Assets Less Liabilities 0.3%	230	(g)

	Net Assets 100.0%	$78,499

(a)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2018 and changes periodically.

Benchmarks for Variable/Floating Rates: LIBOR (USD)—London Interbank Offered Rate

(b)
Securities were purchased under Rule 144A or section 4(2) of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2018, these securities amounted to approximately $12,937,000, which represents 16.5% of net assets of the Fund. These securities have been deemed by the investment manager to be liquid.

(c)	Value determined using significant unobservable inputs.
(d)	Rate shown was the discount rate at the date of purchase.
(e)	All or a portion of this security is segregated in connection with obligations for futures with a total value of approximately $4,044,000.
(f)	Represents 7-day effective yield as of January 31, 2018.
(g)	Includes the impact of the Fund's open positions in derivatives at January 31, 2018.

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund
(Unaudited) (cont’d)

Derivative Instruments

Futures contracts ("futures")

At January 31, 2018, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2018	35	U.S. Treasury Note, 2 Year	$7,463,203	$(47,031)
Total Futures				$(47,031)

At January 31, 2018, the Fund had $99,502 deposited in a segregated account to cover margin requirements on open futures.

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3(b)	Total
Investments:
U.S. Treasury Obligations	$—	$2,609	$—	$2,609
Mortgage-Backed Securities(a)	—	22,553	—	22,553
Corporate Bonds(a)	—	38,058	—	38,058
Asset-Backed Securities	—	10,440	565	11,005
Short-Term Investments(a)	—	4,044	—	4,044
Total Investments	$—	$77,704	$565	$78,269

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.
(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 11/1/2017	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)		Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 1/31/2018	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2018
Investments in Securities:
(000's omitted)
Asset-Backed Securities (d)	$—	$—	$—	$0	(c)	$565	$—	$—	$—	$565	$0	(c)
Total	$—	$—	$—	$0	(c)	$565	$—	$—	$—	$565	$0	(c)

(c)	Amount less than one thousand.

(d)
Securities categorized as Level 3 were valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

As of the period ended January 31, 2018, no securities were transferred from one level (as of October 31, 2017) to another.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of January 31, 2018:

Other Financial Instruments
(000's omitted)	Level 1	Level 2	Level 3	Total
Futures(a)
Liabilities	$(47)	$—	$—	$(47)
Total	$(47)	$—	$—	$(47)

(a)	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

See Notes to Schedule of Investments

Schedule of Investments Short Duration High Income Fund
(Unaudited) January 31, 2018

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)

Loan Assignments(a) 2.9%

Building & Development 0.2%
	Realogy Group
$91	First Lien Term Loan B, 3 month USD LIBOR + 2.25%, (3.94%), due 7/20/22	$92
71	First Lien Term Loan B, 3 month USD LIBOR + 2.25%, (3.00%), due 1/25/25	71
		163
Business Equipment & Services 0.5%
27	ConvergeOne, First Lien Term Loan B, 3 month USD LIBOR + 4.75%, (6.45%), due 6/20/24	27
217	Servicemaster Company, First Lien Term Loan B, 3 month USD LIBOR + 2.50%, (4.07%), due 11/8/23	218
205	West, First Lien Term Loan, 3 month USD LIBOR + 4.00%, (5.57%), due 10/3/24	207
		452
Containers & Glass Products 0.1%
125	SIG Combibloc Group, First Lien Term Loan B, 3 month USD LIBOR + 3.00%, (4.57%), due 3/12/22	126

Electronics - Electrical 0.2%
188	Rackspace Hosting, Inc., First Lien Term Loan B, 3 month USD LIBOR + 3.00%, (4.38%), due 11/3/23	190

Health Care 0.3%
243	Team Health, Inc., First Lien Term Loan B, 3 month USD LIBOR + 2.75%, (4.32%), due 2/6/24	238

Lodging & Casinos 0.7%
202	Cowlitz Tribal Gaming, First Lien Term Loan B, 3 month USD LIBOR + 10.50%, (12.07%), due 12/6/21	224	(b)(c)
282	Station Casinos, First Lien Term Loan B, 3 month USD LIBOR + 2.50%, (4.07%), due 6/8/23	283
139	Twin Rivers Casino, First Lien Term Loan B, 3 month USD LIBOR + 3.50%, (5.19%), due 7/10/20	141
		648
Publishing 0.1%
74	Harland Clarke Holdings Corp., First Lien Term Loan B7, 3 month USD LIBOR + 4.75%, (6.44%), due 10/31/23	75

Radio & Television 0.2%
216	Univision Communications Inc., First Lien Term Loan C5, 3 month USD LIBOR + 2.75%, (4.32%), due 3/15/24	216

Retailers (except food & drug) 0.2%
189	Bass Pro Shops, First Lien Term Loan B, 3 month USD LIBOR + 5.00%, (6.57%), due 9/25/24	190

Steel 0.3%
219	Big River Steel, First Lien Term Loan B, 3 month USD LIBOR + 5.00%, (6.69%), due 8/15/23	224	(b)

Utilities 0.1%
54	Texas Competitive, First Lien Term Loan B2, 3 month USD LIBOR + 2.75%, (4.31%), due 12/14/23	55
	Total Loan Assignments (Cost $2,548)	2,577

Corporate Bonds 93.1%

Advertising 1.9%
260	Lamar Media Corp., 5.00%, due 5/1/23	266
460	MDC Partners, Inc., 6.50%, due 5/1/24	463	(d)
	Nielsen Finance LLC/Nielsen Finance Co.
330	4.50%, due 10/1/20	333
475	5.00%, due 4/15/22	483	(d)
140	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.63%, due 2/15/24	143
		1,688
Auto Parts & Equipment 0.4%
220	IHO Verwaltungs GmbH, 4.13% Cash/4.88% PIK, due 9/15/21	223	(d)(e)
150	ZF N.A. Capital, Inc., 4.00%, due 4/29/20	152	(d)
		375
Banking 1.2%
	Ally Financial, Inc.
115	3.25%, due 11/5/18	115
120	8.00%, due 3/15/20	131
445	7.50%, due 9/15/20	489
305	CIT Group, Inc., 3.88%, due 2/19/19	308
		1,043
Building & Construction 3.1%
	Lennar Corp.
520	4.75%, due 4/1/21	538
240	4.13%, due 1/15/22	242
225	Meritage Homes Corp., 7.15%, due 4/15/20	243
135	PulteGroup, Inc., 4.25%, due 3/1/21	138
90	Ryland Group, Inc., 5.38%, due 10/1/22	95
345	Standard Pacific Corp., 8.38%, due 5/15/18	351
	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.
345	5.25%, due 4/15/21	351	(d)
145	5.88%, due 4/15/23	155	(d)
420	Toll Brothers Finance Corp., 5.88%, due 2/15/22	455
140	TRI Pointe Group, Inc., 4.88%, due 7/1/21	145
		2,713
Building Materials 0.3%
140	Beacon Roofing Supply, Inc., 6.38%, due 10/1/23	149
90	HD Supply, Inc., 5.75%, due 4/15/24	96	(d)
		245
Cable & Satellite Television 8.2%
200	Altice Luxembourg SA, 7.75%, due 5/15/22	192	(d)
510	Altice US Finance I Corp., 5.38%, due 7/15/23	522	(d)
255	Cable One, Inc., 5.75%, due 6/15/22	263	(d)
	CCO Holdings LLC/CCO Holdings Capital Corp.
880	5.13%, due 2/15/23	897
270	4.00%, due 3/1/23	265	(d)
225	5.75%, due 1/15/24	232
240	5.88%, due 4/1/24	251	(d)
65	Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, due 12/15/21	65	(d)
	CSC Holdings LLC
170	7.88%, due 2/15/18	170
445	6.75%, due 11/15/21	477
700	10.13%, due 1/15/23	790	(d)
	DISH DBS Corp.
105	5.13%, due 5/1/20	107
315	6.75%, due 6/1/21	330
325	Lynx II Corp., 6.38%, due 4/15/23	335	(d)
	Numericable-SFR SA
1,250	6.00%, due 5/15/22	1,222	(d)
675	6.25%, due 5/15/24	645	(d)
200	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.00%, due 1/15/25	205	(d)
200	UPCB Finance IV Ltd., 5.38%, due 1/15/25	203	(d)
		7,171
Chemicals 2.1%
135	Ashland LLC, 4.75%, due 8/15/22	140
280	Huntsman Int'l LLC, 4.88%, due 11/15/20	291
	NOVA Chemicals Corp.
640	5.25%, due 8/1/23	658	(d)
250	4.88%, due 6/1/24	252	(d)
475	WR Grace & Co-Conn, 5.13%, due 10/1/21	498	(d)
		1,839
Consumer - Commercial Lease Financing 7.8%
	Aircastle Ltd.
400	4.63%, due 12/15/18	405
395	7.63%, due 4/15/20	429
410	5.50%, due 2/15/22	435
	Navient Corp.
155	5.50%, due 1/15/19	158
605	4.88%, due 6/17/19	613
300	6.50%, due 6/15/22	317
345	OneMain Financial Holdings LLC, 7.25%, due 12/15/21	357	(d)
	Park Aerospace Holdings Ltd.
515	5.25%, due 8/15/22	508	(d)
165	4.50%, due 3/15/23	158	(d)
520	5.50%, due 2/15/24	514	(d)
840	SLM Corp., 7.25%, due 1/25/22	909
	Springleaf Finance Corp.
1,365	7.75%, due 10/1/21	1,507
175	6.13%, due 5/15/22	181
335	5.63%, due 3/15/23	336
		6,827
Diversified Capital Goods 0.2%
155	Anixter, Inc., 5.13%, due 10/1/21	163
Electric - Generation 3.0%
	Calpine Corp.
650	6.00%, due 1/15/22	671	(d)
290	5.88%, due 1/15/24	296	(d)
	Dynegy, Inc.
221	6.75%, due 11/1/19	227
310	7.38%, due 11/1/22	327
60	5.88%, due 6/1/23	62
	NRG Energy, Inc.
815	6.25%, due 7/15/22	845
225	6.25%, due 5/1/24	235
		2,663
Electric - Integrated 0.6%
195	IPALCO Enterprises, Inc., 3.45%, due 7/15/20	196
270	PPL Energy Supply LLC, 4.60%, due 12/15/21	255
45	Talen Energy Supply LLC, 9.50%, due 7/15/22	47	(d)
		498
Electronics 0.6%
257	Amkor Technology, Inc., 6.63%, due 6/1/21	259
280	NXP BV/NXP Funding LLC, 4.13%, due 6/1/21	286	(d)
		545
Energy - Exploration & Production 4.0%
	Antero Resources Corp.
445	5.38%, due 11/1/21	456
90	5.13%, due 12/1/22	92
345	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, due 4/1/22	380	(d)
	Chesapeake Energy Corp.
115	6.63%, due 8/15/20	121
110	6.88%, due 11/15/20	115
140	Continental Resources, Inc., 4.50%, due 4/15/23	142
255	EP Energy LLC/Everest Acquisition Finance, Inc., 9.38%, due 5/1/24	216	(d)
220	Laredo Petroleum, Inc., 5.63%, due 1/15/22	223
220	Newfield Exploration Co., 5.75%, due 1/30/22	234
	Oasis Petroleum, Inc.
235	6.50%, due 11/1/21	240
95	6.88%, due 1/15/23	98
445	Range Resources Corp., 5.75%, due 6/1/21	464
85	Sanchez Energy Corp., 7.75%, due 6/15/21	84
205	SM Energy Co., 6.50%, due 11/15/21	209
145	Whiting Petroleum Corp., 5.75%, due 3/15/21	150
265	WPX Energy, Inc., 7.50%, due 8/1/20	286
		3,510
Environmental 0.3%
270	Advanced Disposal Services, Inc., 5.63%, due 11/15/24	279	(d)
Food & Drug Retail 0.4%
390	Albertsons Cos. LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC, 6.63%, due 6/15/24	371
Food - Wholesale 0.3%
215	Post Holdings, Inc., 5.50%, due 3/1/25	221	(d)
Gaming 3.4%
440	Boyd Gaming Corp., 6.88%, due 5/15/23	465
	GLP Capital L.P./GLP Financing II, Inc.
440	4.38%, due 11/1/18	441
410	4.88%, due 11/1/20	424
340	4.38%, due 4/15/21	348
	Int'l Game Technology PLC
160	5.63%, due 2/15/20	166	(d)
220	6.25%, due 2/15/22	235	(d)
	MGM Resorts Int'l
380	8.63%, due 2/1/19	400
75	6.63%, due 12/15/21	82
395	7.75%, due 3/15/22	450
		3,011
Gas Distribution 5.7%
65	Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, due 9/15/24	67
	DCP Midstream LLC
340	9.75%, due 3/15/19	364	(d)
210	5.35%, due 3/15/20	218	(d)
440	4.75%, due 9/30/21	458	(d)
585	Energy Transfer Equity L.P., 7.50%, due 10/15/20	643
	NuStar Logistics L.P.
210	6.75%, due 2/1/21	226
135	4.75%, due 2/1/22	138
	Rockies Express Pipeline LLC
340	6.00%, due 1/15/19	349	(d)
120	5.63%, due 4/15/20	126	(d)
195	Sabine Pass Liquefaction LLC, 5.63%, due 2/1/21	208
225	SemGroup Corp./Rose Rock Finance Corp., 5.63%, due 7/15/22	227
320	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.50%, due 8/15/22	323
	Targa Resources Partners L.P./Targa Resources Partners Finance Corp.
450	5.25%, due 5/1/23	460
220	6.75%, due 3/15/24	235
	Williams Cos., Inc.
685	7.88%, due 9/1/21	789
225	3.70%, due 1/15/23	223
		5,054
Health Facilities 7.0%
	Acadia Healthcare Co., Inc.
225	5.13%, due 7/1/22	228
140	6.50%, due 3/1/24	146
470	Amsurg Corp., 5.63%, due 7/15/22	478
	CHS/Community Health Systems, Inc.
95	8.00%, due 11/15/19	89
185	7.13%, due 7/15/20	161
	Envision Healthcare Corp.
210	5.13%, due 7/1/22	208	(d)
215	6.25%, due 12/1/24	228	(d)
	HCA, Inc.
785	6.50%, due 2/15/20	837
975	5.88%, due 3/15/22	1,049
	LifePoint Health, Inc.
210	5.50%, due 12/1/21	214
250	5.88%, due 12/1/23	251
	MPT Operating Partnership L.P./MPT Finance Corp.
500	6.38%, due 3/1/24	533
460	5.50%, due 5/1/24	474
	Tenet Healthcare Corp.
185	4.50%, due 4/1/21	186
530	7.50%, due 1/1/22	561	(d)
263	4.63%, due 7/15/24	258	(d)
220	Universal Health Services, Inc., 4.75%, due 8/1/22	225	(d)
		6,126
Health Services 2.1%
355	DaVita HealthCare Partners, Inc., 5.13%, due 7/15/24	358
495	DaVita, Inc., 5.75%, due 8/15/22	510
130	inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, due 10/1/24	141	(d)
225	Quintiles IMS, Inc., 4.88%, due 5/15/23	233	(d)
595	Service Corp. Int'l, 4.50%, due 11/15/20	600
		1,842
Hotels 0.2%
150	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.63%, due 4/1/25	151

Investments & Misc. Financial Services 0.2%
135	MSCI, Inc., 5.25%, due 11/15/24	141	(d)

Machinery 0.7%
	CNH Industrial Capital LLC
425	3.38%, due 7/15/19	428
105	4.38%, due 4/5/22	108
55	Oshkosh Corp., 5.38%, due 3/1/22	57
		593
Managed Care 0.4%
	Centene Corp.
135	4.75%, due 5/15/22	140
140	6.13%, due 2/15/24	149
95	MPH Acquisition Holdings LLC, 7.13%, due 6/1/24	102	(d)
		391
Media Content 3.7%
135	AMC Networks, Inc., 5.00%, due 4/1/24	137
	Gannett Co., Inc.
71	5.13%, due 10/15/19	72
330	5.13%, due 7/15/20	336
225	Gray Television, Inc., 5.13%, due 10/15/24	226	(d)
345	Netflix, Inc., 5.38%, due 2/1/21	362
80	Nexstar Broadcasting, Inc., 6.13%, due 2/15/22	82	(d)
435	Sinclair Television Group, Inc., 5.63%, due 8/1/24	448	(d)
	Sirius XM Radio, Inc.
665	3.88%, due 8/1/22	663	(d)
215	4.63%, due 5/15/23	218	(d)
100	Tribune Media Co., 5.88%, due 7/15/22	103
	Univision Communications, Inc.
159	6.75%, due 9/15/22	165	(d)
460	5.13%, due 5/15/23	458	(d)
		3,270
Medical Products 1.1%
	Hologic, Inc.
795	5.25%, due 7/15/22	825	(d)
155	4.38%, due 10/15/25	155	(d)
		980
Metals - Mining Excluding Steel 4.4%
220	Anglo American Capital PLC, 4.45%, due 9/27/20	228	(d)
125	Arconic, Inc., 6.15%, due 8/15/20	134
435	First Quantum Minerals Ltd., 7.00%, due 2/15/21	450	(d)
	FMG Resources (August 2006) Pty Ltd.
185	9.75%, due 3/1/22	204	(d)
65	4.75%, due 5/15/22	66	(d)
	Freeport-McMoRan, Inc.
80	2.38%, due 3/15/18	80
250	3.10%, due 3/15/20	250
215	6.75%, due 2/1/22	223
1,180	3.55%, due 3/1/22	1,171
290	Hudbay Minerals, Inc., 7.25%, due 1/15/23	310	(d)
135	Novelis Corp., 6.25%, due 8/15/24	141	(d)
	Teck Resources Ltd.
455	4.75%, due 1/15/22	471
135	3.75%, due 2/1/23	135
		3,863
Oil Field Equipment & Services 0.3%
275	Precision Drilling Corp., 7.75%, due 12/15/23	295

Packaging 5.2%
	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
255	4.25%, due 9/15/22	257	(d)
200	4.63%, due 5/15/23	202	(d)
190	Ball Corp., 5.00%, due 3/15/22	200
	Berry Plastics Corp.
240	5.50%, due 5/15/22	248
180	6.00%, due 10/15/22	188
380	5.13%, due 7/15/23	395
440	BWAY Holding Co., 5.50%, due 4/15/24	456	(d)
255	Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, due 1/15/23	261
250	Graphic Packaging Int'l, Inc., 4.75%, due 4/15/21	261
215	Owens-Brockway Glass Container, Inc., 5.00%, due 1/15/22	224	(d)
	Reynolds Group Issuer, Inc.
359	5.75%, due 10/15/20	364
530	3 month USD LIBOR + 3.50%, (5.22%), due 7/15/21	539	(a)(d)
580	5.13%, due 7/15/23	597	(d)
210	Sealed Air Corp., 4.88%, due 12/1/22	220	(d)
162	Silgan Holdings, Inc., 5.00%, due 4/1/20	162
		4,574
Personal & Household Products 0.4%
180	Energizer Holdings, Inc., 4.70%, due 5/19/21	184
85	Kronos Acquisition Holdings, Inc., 9.00%, due 8/15/23	83	(d)
60	Spectrum Brands, Inc., 6.13%, due 12/15/24	64
		331
Pharmaceuticals 1.4%
245	Endo Finance LLC, 5.75%, due 1/15/22	207	(d)
165	Endo Finance LLC & Endo Finco, Inc., 7.25%, due 1/15/22	143	(d)
175	Mallinckrodt Int'l Finance SA, 3.50%, due 4/15/18	175
70	Mallinckrodt Int'l Finance SA/Mallinckrodt CB LLC, 4.88%, due 4/15/20	68	(d)
445	Valeant Pharmaceuticals Int'l, Inc., 6.50%, due 3/15/22	466	(d)
155	Valeant Pharmaceuticals International, Inc., 7.50%, due 7/15/21	156	(d)
		1,215
Printing & Publishing 2.0%
	Harland Clarke Holdings Corp.
255	6.88%, due 3/1/20	259	(d)
250	8.38%, due 8/15/22	260	(d)
	R.R. Donnelley & Sons Co.
195	7.63%, due 6/15/20	209
1,005	7.88%, due 3/15/21	1,048
		1,776
Real Estate Dev. & Mgt. 0.3%
280	Realogy Group LLC/Realogy Co-Issuer Corp., 4.50%, due 4/15/19	283	(d)

Recreation & Travel 2.6%
350	Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp., 5.38%, due 6/1/24	364
1,510	NCL Corp. Ltd., 4.75%, due 12/15/21	1,557	(d)
345	Six Flags Entertainment Corp., 4.88%, due 7/31/24	350	(d)
		2,271
REITs 1.1%
525	Sabra Health Care L.P./Sabra Capital Corp., 5.50%, due 2/1/21	539
	Starwood Property Trust, Inc.
85	3.63%, due 2/1/21	85	(d)
340	5.00%, due 12/15/21	354
		978
Restaurants 0.8%
	1011778 BC ULC/New Red Finance, Inc.
155	4.63%, due 1/15/22	158	(d)
140	4.25%, due 5/15/24	138	(d)
260	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.00%, due 6/1/24	263	(d)
160	Yum! Brands, Inc., 3.88%, due 11/1/20	161
		720
Software - Services 3.3%
	First Data Corp.
440	5.38%, due 8/15/23	454	(d)
255	7.00%, due 12/1/23	268	(d)
175	5.00%, due 1/15/24	180	(d)
	Nuance Communications, Inc.
470	5.38%, due 8/15/20	473	(d)
495	6.00%, due 7/1/24	524
430	Open Text Corp., 5.63%, due 1/15/23	447	(d)
260	Rackspace Hosting, Inc., 8.63%, due 11/15/24	277	(d)
260	Symantec Corp., 3.95%, due 6/15/22	262
		2,885
Specialty Retail 0.3%
205	Limited Brands, Inc., 8.50%, due 6/15/19	222
40	Penske Automotive Group, Inc., 3.75%, due 8/15/20	40
		262
Steel Producers - Products 0.5%
460	ArcelorMittal, 5.13%, due 6/1/20	481

Support - Services 3.5%
200	ADT Corp., 6.25%, due 10/15/21	218
225	AECOM Technology Corp., 5.75%, due 10/15/22	235
325	Anna Merger Sub, Inc., 7.75%, due 10/1/22	224	(d)
305	Aramark Services, Inc., 5.13%, due 1/15/24	315
240	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.13%, due 6/1/22	241	(d)
	Hertz Corp.
490	5.88%, due 10/15/20	490
190	7.38%, due 1/15/21	190
215	7.63%, due 6/1/22	225	(d)
45	6.25%, due 10/15/22	43
210	IHS Markit Ltd., 5.00%, due 11/1/22	222	(d)
215	Iron Mountain, Inc., 4.38%, due 6/1/21	218	(d)
140	United Rental N.A., Inc., 5.75%, due 11/15/24	147
295	West Corp., 4.75%, due 7/15/21	299	(d)
		3,067
Technology Hardware & Equipment 2.6%
215	CDW LLC/CDW Finance Corp., 5.00%, due 9/1/23	221
175	CommScope, Inc., 5.50%, due 6/15/24	181	(d)
	Diamond 1 Finance Corp./Diamond 2 Finance Corp.
635	5.88%, due 6/15/21	658	(d)
200	7.13%, due 6/15/24	219	(d)
390	EMC Corp., 1.88%, due 6/1/18	388
135	Project Homestake Merger Corp., 8.88%, due 3/1/23	129	(d)
425	Western Digital Corp., 7.38%, due 4/1/23	463	(d)
		2,259
Telecom - Satellite 0.7%
558	Hughes Satellite Systems Corp., 6.50%, due 6/15/19	582

Telecom - Wireless 1.4%
430	Sprint Capital Corp., 6.90%, due 5/1/19	448
440	Sprint Corp., 7.25%, due 9/15/21	468
	T-Mobile USA, Inc.
255	4.00%, due 4/15/22	260
40	6.00%, due 4/15/24	42
		1,218
Telecom - Wireline Integrated & Services 2.8%
510	CenturyLink, Inc., Ser. V, 5.63%, due 4/1/20	517
95	Equinix, Inc., 5.38%, due 1/1/22	99
	Frontier Communications Corp.
245	7.13%, due 3/15/19	247
290	8.50%, due 4/15/20	283
125	8.88%, due 9/15/20	123
225	Level 3 Financing, Inc., 5.63%, due 2/1/23	228
150	Qwest Corp., 6.75%, due 12/1/21	160
285	SoftBank Group Corp., 4.50%, due 4/15/20	290	(d)
	Telecom Italia Capital SA
85	7.00%, due 6/4/18	86
95	7.18%, due 6/18/19	100
350	Zayo Group LLC/Zayo Capital, Inc., 6.00%, due 4/1/23	366
		2,499
Theaters & Entertainment 0.6%
255	AMC Entertainment Holdings, Inc., 5.88%, due 2/15/22	256
	Regal Entertainment Group
215	5.75%, due 3/15/22	222
80	5.75%, due 6/15/23	83
		561

	Total Corporate Bonds (Cost $81,431)	81,830

NUMBER OF SHARES

Short-Term Investments 2.6%

Investment Companies 2.6%
2,273,733	State Street Institutional U.S. Government Money Market Fund Premier Class, 1.25%(f) (Cost $2,274)	2,274

	Total Investments 98.6% (Cost $86,253)	86,681

	Other Assets Less Liabilities 1.4%	1,240

	Net Assets 100.0%	$87,921

(a)
Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2018 and changes periodically.

Benchmarks for Variable/Floating Rates:
LIBOR (USD) - London Interbank Offered Rate

(b)	Value determined using significant unobservable inputs.
(c)	Illiquid security.
(d)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2018, these securities amounted to approximately $33,313,000, which represents 37.9% of net assets of the Fund. Securities denoted with (d) but without (c) have been deemed by the investment manager to be liquid.

(e)	Payment-in-kind (PIK) security.
(f)	Represents 7-day effective yield as of January 31, 2018.

See Notes to Schedule of Investments

Schedule of Investments Short Duration High Income Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3(b)	Total
Investments:
Loan Assignments
Lodging & Casinos	$—	$424	$224	$648
Steel	—	—	224	224
Other Loan Assignments(a)	—	1,705	—	1,705
Total Loan Assignments	—	2,129	448	2,577
Corporate Bonds(a)	—	81,830	—	81,830
Short-Term Investments	—	2,274	—	2,274
Total Investments	$—	$86,233	$448	$86,681

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 11/1/2017	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 1/31/2018	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2018
Investments in Securities:
Loan Assignments(c)
Health Care	$301	$—	$—	$—	$—	$—	$—	$(301)	$—	$—
Leisure Goods-Activities-Movies	161	0(d)	4	(4)	—	(161)	—	—	—	—
Lodging & Casinos	297	(1)	1	(3)	—	(70)	—	—	224	(3)
Steel	285	0(d)	2	(1)	—	(62)	—	—	224	(1)
Total	$1,044	$(1)	$7	$(8)	$—	$(293)	$—	$(301)	$448	$(4)

(c)
This security categorized as Level 3 is valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

(d)	Amount less than one thousand.

As of the period ended January 31, 2018, certain securities were transferred from one level (as of October 31, 2017) to another. Based on beginning of period market values as of November 1, 2017, approximately $301,000 was transferred from Level 3 to Level 2. Transfers of loan assignments into or out of Level 3 were primarily due to the pricing methodology

See Notes to Schedule of Investments

Schedule of Investments Short Duration High Income Fund
(Unaudited) (cont’d)

using a single broker quote (Level 3) or a single observable input (Level 3) by the independent pricing service. As of the period ended January 31, 2018, the Fund had no transfers between Levels 1 and 2.

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund
(Unaudited) January 31, 2018

PRINCIPAL AMOUNT(a)		VALUE†
(000's omitted)		(000's omitted)

Loan Assignments(b) 5.6%

Aerospace & Defense 0.0%(c)
$882	Transdigm Inc., First Lien Term Loan, 3 month USD LIBOR + 2.75%, (4.35%), due 6/9/23	$889

Air Transport 0.1%
	American Airlines Inc.
134	First Lien Term Loan B, 3 month USD LIBOR + 2.00%, (3.57%), due 6/27/20	134
708	First Lien Term Loan B, 3 month USD LIBOR + 2.00%, (3.56%), due 10/10/21	711
351	First Lien Term Loan B, 3 month USD LIBOR + 2.00%, (3.56%), due 12/14/23	352
288	United Airlines, First Lien Term Loan B, 3 month USD LIBOR + 2.00%, (3.58%), due 4/1/24	289
		1,486

Automotive 0.1%
381	ABRA, First Lien Term Loan, 3 month USD LIBOR + 3.00%, (4.62%), due 9/17/21	384
69	Belron, First Lien Term Loan B, 3 month USD LIBOR + 2.50%, (3.89%), due 11/15/24	70
296	Caliber Collision, First Lien Term Loan, 3 month USD LIBOR + 3.00%, (4.57%), due 2/1/24	299
408	Cooper Standard Automotive Inc., First Lien Term Loan B, 3 month USD LIBOR + 2.25%, (3.94%), due 11/2/23	410	(d)(e)
307	Midas Intermediate Holdings Co., First Lien Term Loan B, 3 month USD LIBOR + 2.75%, (4.44%), due 8/18/21	308
		1,471

Building & Development 0.2%
382	American Builders & Co., Inc., First Lien Term Loan B, 3 month USD LIBOR + 2.50%, (4.07%), due 10/31/23	385
240	Beacon Roofing Supply, First Lien Term Loan B, 3 month USD LIBOR + 2.25%, (3.82%), due 1/2/25	242
	Capital Automotive LP
496	First Lien Term Loan B, 3 month USD LIBOR + 2.50%, (4.08%), due 3/24/24	499
315	Second Lien Term Loan, 3 month USD LIBOR + 6.00%, (7.58%), due 3/24/25	321
1,120	DTZ, First Lien Term Loan B, 3 month USD LIBOR + 3.25%, (4.78%), due 11/4/21	1,120
175	Forterra, First Lien Term Loan, 3 month USD LIBOR + 3.00%, (4.57%), due 10/25/23	166	(d)(e)
438	HD Supply Waterworks, First Lien Term Loan B, 3 month USD LIBOR + 3.00%, (4.46%), due 8/1/24	440
81	HDS Supply, First Lien Term Loan B4, 3 month USD LIBOR + 2.50%, (4.19%), due 10/17/23	82
470	Jeld-Wen, Inc., First Lien Term Loan, 3 month USD LIBOR + 2.00%, (3.69%), due 12/14/24	473
614	Mueller Water, First Lien Term Loan B, 3 month USD LIBOR + 2.50%, (4.09%), due 11/25/21	621	(f)
231	Quikrete, Term Loan B, 3 month USD LIBOR + 2.75%, (4.32%), due 11/15/23	232
	Realogy Group
1,065	First Lien Term Loan B, 3 month USD LIBOR + 2.25%, (3.94%), due 7/20/22	1,072
345	First Lien Term Loan B, 3 month USD LIBOR + 2.25%, (3.00%), due 1/25/25	347
320	Vici, First Lien Term Loan, 3 month USD LIBOR + 2.25%, (3.81%), due 12/15/24	322	(d)(e)
		6,322

Business Equipment & Services 0.7%
1,317	Acosta Inc., First Lien Term Loan B1, 3 month USD LIBOR + 3.25%, (4.82%), due 9/26/21	1,143
	Advantage Sales and Marketing
1,126	First Lien Term Loan, 3 month USD LIBOR + 3.25%, (5.02%), due 7/25/21	1,112
245	Second Lien Term Loan, 3 month USD LIBOR + 6.50%, (8.27%), due 7/25/22	229
124	Alixpartners, First Lien Term Loan B, 3 month USD LIBOR + 2.75%, (4.44%), due 4/4/24	125
	Brickman Group Holdings Inc.
936	Term Loan, 3 month USD LIBOR + 3.00%, (4.50%), due 12/18/20	942
37	Second Lien Term Loan, 3 month USD LIBOR + 6.50%, (8.06%), due 12/18/21	38
220	CBS Outdoor, First Lien Term Loan B, 3 month USD LIBOR + 2.00%, (3.56%), due 3/18/24	221
409	CCC Information Services Inc., First Lien Term Loan B, 3 month USD LIBOR + 3.00%, (4.58%), due 4/29/24	411
1,159	Ceridian Corp., First Lien Term Loan B2, 3 month USD LIBOR + 3.50%, (5.07%), due 9/15/20	1,165
822	Change Healthcare Holdings, First Lien Term Loan B, 3 month USD LIBOR + 2.75%, (4.32%), due 3/1/24	827
462	Convergeone, First Lien Term Loan B, 3 month USD LIBOR + 4.75%, (6.45%), due 6/20/24	462
567	CSC Serviceworks, First Lien Term Loan B, 3 month USD LIBOR + 3.75%, (5.49%), due 11/14/22	571
485	Duff & Phelps, First Lien Term Loan B, 3 month USD LIBOR + 3.25%, (4.50%), due 12/5/24	490	(d)(e)
378	Endurance International, First Lien Term Loan, 3 month USD LIBOR + 4.00%, (5.46%), due 2/9/23	381
1,960	First Data Corporation, First Lien Term Loan, 3 month USD LIBOR + 2.25%, (3.81%), due 4/26/24	1,974
744	Garda World Security, First Lien Term Loan A, 3 month USD LIBOR + 4.00%, (4.97%), due 5/3/24	750
213	Gartner, First Lien Term Loan B, 3 month USD LIBOR + 2.50%, (3.57%), due 4/5/24	215	(f)
784	Genesys, First Lien Term Loan B, 3 month USD LIBOR + 3.75%, (5.44%), due 12/1/23	789
837	Kronos, First Lien Term Loan B, 3 month USD LIBOR + 3.50%, (4.90%), due 11/1/23	845
	Mitchell International, Inc.
435	First Lien Term Loan, 3 month USD LIBOR + 3.25%, (4.94%), due 11/20/24	437
110	Second Lien Term Loan, 3 month USD LIBOR + 7.25%, (8.94%), due 11/20/25	111
400	On Assignment, First Lien Term Loan B, 3 month USD LIBOR + 2.00%, (3.57%), due 6/5/22	401
495	Presidio, First Lien Term Loan B, 3 month USD LIBOR + 2.75%, (4.44%), due 2/2/24	497
669	Protection One, First Lien Term Loan B, 3 month USD LIBOR + 2.75%, (4.32%), due 5/2/22	675
1,118	Servicemaster Company, First Lien Term Loan B, 3 month USD LIBOR + 2.50%, (4.07%), due 11/8/23	1,124
793	Solera, First Lien Term Loan B, 3 month USD LIBOR + 3.25%, (4.82%), due 3/3/23	798
85	Switch, First Lien Term Loan B, 3 month USD LIBOR + 2.25%, (3.81%), due 6/27/24	85
1,194	Tempo Acquisition, First Lien Term Loan B, 3 month USD LIBOR + 3.00%, (4.57%), due 5/1/24	1,199
491	TRANS UNION LLC, First Lien Term Loan B2, 3 month USD LIBOR + 2.00%, (3.57%), due 4/9/23	494
204	Vantiv, First Lien Term Loan B3, 3 month USD LIBOR + 2.00%, (3.56%), due 10/14/23	205
635	West, First Lien Term Loan, 3 month USD LIBOR + 4.00%, (5.57%), due 10/3/24	642
187	Wex, First Lien Term Loan B, 3 month USD LIBOR + 2.75%, (3.82%), due 7/1/23	189
		19,547

Cable & Satellite Television 0.4%
244	Altice Financing, First Lien Term Loan B, 3 month USD LIBOR + 2.75%, (4.47%), due 7/15/25	241
282	Atlantic Broadband, First Lien Term Loan B, 3 month USD LIBOR + 2.38%, (3.94%), due 8/11/24	283
990	Cablevision Systems Corp., First Lien Term Loan B, 3 month USD LIBOR + 2.25%, (3.81%), due 7/17/25	991
516	Cequel Communications, LLC, First Lien Term Loan B, 3 month USD LIBOR + 2.25%, (3.82%), due 7/14/25	516
578	Charter Communications Operating LLC, First Lien Term Loan B, 3 month USD LIBOR + 2.00%, (3.58%), due 4/30/25	581
42	Lions Gate, First Lien Term Loan B, 3 month USD LIBOR + 2.25%, (3.82%), due 12/8/23	43	(f)
228	Mediacom Illinois LLC, First Lien Term Loan K, 3 month USD LIBOR + 2.25%, (3.72%), due 2/19/24	231	(f)
83	Mission Broadcasting, First Lien Term Loan, 3 month USD LIBOR + 2.50%, (4.07%), due 1/17/24	83	(d)(e)
1,043	Nexstar Broadcasting, First Lien Term Loan B, 3 month USD LIBOR + 2.50%, (4.07%), due 1/17/24	1,049	(d)(e)
	Numericable
923	First Lien Term Loan B11, 3 month USD LIBOR + 2.75%, (4.33%), due 7/31/25	885
360	First Lien Term Loan B12, 3 month USD LIBOR + 3.00%, (4.72%), due 1/6/26	346
417	RCN Grande, First Lien Term Loan, 3 month USD LIBOR + 3.00%, (4.57%), due 2/1/24	418
435	Telenet, First Lien Term Loan AL, 3 month USD LIBOR + 2.50%, (4.06%), due 3/31/26	437
475	Unity Media, First Lien Term Loan B, 3 month USD LIBOR + 2.25%, (3.81%), due 9/30/25	476
575	UPC Financing Partnership, First Lien Term Loan AR, 3 month USD LIBOR + 2.50%, (4.06%), due 1/15/26	577	(d)(e)
530	Virgin Media, First Lien Term Loan K, 3 month USD LIBOR + 2.50%, (4.06%), due 1/31/26	533
1,665	Wide Open West, First Lien Term Loan B, 3 month USD LIBOR + 3.25%, (4.81%), due 8/19/23	1,664
1,160	Ziggo, First Lien Term Loan E, 3 month USD LIBOR + 2.50%, (4.06%), due 4/23/25	1,159	(d)(e)
		10,513

Chemicals & Plastics 0.1%
	Allnex
184	First Lien Term Loan B2, 3 month USD LIBOR + 3.25%, (4.71%), due 9/13/23	185
139	First Lien Term Loan B3, 3 month USD LIBOR + 3.25%, (4.71%), due 9/13/23	139
323	Diversey, First Lien Term Loan, 3 month USD LIBOR + 3.00%, (4.54%), due 9/6/24	321	(d)(e)
421	Dupont Performance Coatings, First Lien Term Loan, 3 month USD LIBOR + 2.00%, (3.69%), due 6/1/24	424
490	HB Fuller, First Lien Term Loan B, 3 month USD LIBOR + 2.25%, (3.81%), due 10/11/24	493
680	Ineos Finance PLC, First Lien Term Loan B, 3 month USD LIBOR + 2.00%, (3.57%), due 3/31/24	683
405	KIK Custom Products Inc., First Lien Term Loan B, 3 month USD LIBOR + 4.50%, (6.17%), due 8/26/22	409
	Solenis
1,114	First Lien Term Loan, 3 month USD LIBOR + 3.25%, (4.73%), due 7/31/21	1,113
125	Second Lien Term Loan, 3 month USD LIBOR + 6.75%, (8.23%), due 7/31/22	121
533	Univar Inc., First Lien Term Loan B, 3 month USD LIBOR + 2.50%, (4.07%), due 7/1/24	538
		4,426

Conglomerates 0.0%(c)
104	Penn Engineering, First Lien Term Loan B, 3 month USD LIBOR + 2.75%, (4.32%), due 6/27/24	105
267	Spectrum Brands, Inc., First Lien Term Loan B, 3 month USD LIBOR + 2.00%, (3.56%), due 6/23/22	267
		372

Containers & Glass Products 0.2%
	Berlin Packaging
1,179	First Lien Term Loan B, 3 month USD LIBOR + 3.25%, (4.87%), due 10/1/21	1,188
240	Second Lien Term Loan, 3 month USD LIBOR + 6.75%, (8.32%), due 10/1/22	242
741	Berry Plastics, First Lien Term Loan M, 3 month USD LIBOR + 2.25%, (3.82%), due 10/1/22	746
801	BWAY Corporation, First Lien Term Loan, 3 month USD LIBOR + 3.25%, (4.96%), due 4/3/24	807
409	Consolidated Container, First Lien Term Loan B, 3 month USD LIBOR + 3.50%, (5.07%), due 5/9/24	411
375	Fort Dearborn Co., First Lien Term Loan B, 3 month USD LIBOR + 4.00%, (5.70%), due 10/19/23	376
319	Proampac, First Lien Term Loan, 3 month USD LIBOR + 4.00%, (5.00%), due 11/20/23	323
1,589	Reynolds Group, First Lien Term Loan, 3 month USD LIBOR + 2.75%, (4.32%), due 2/5/23	1,600
742	SIG Combibloc Group, First Lien Term Loan B, 3 month USD LIBOR + 3.00%, (4.57%), due 3/12/22	747
260	Tekni-Plex Inc., First Lien Term Loan, 3 month USD LIBOR + 3.25%, (4.75%), due 10/4/24	261
		6,701

Cosmetics - Toiletries 0.0%(c)
286	Prestige Brands, Inc., First Lien Term Loan B4, 3 month USD LIBOR + 2.75%, (4.32%), due 1/26/24	289

Diversified Insurance 0.0%(c)
	Sedgwick Holdings Inc.
1,124	First Lien Term Loan, 3 month USD LIBOR + 2.75%, (4.32%), due 2/28/21	1,126
110	Second Lien Term Loan, 3 month USD LIBOR + 5.75%, (7.23%), due 2/28/22	111
130	Second Lien Term Loan, 3 month USD LIBOR + 5.75%, (7.32%), due 2/28/22	132
		1,369

Drugs 0.3%
3,169	Endo Pharma, First Lien Term Loan B, 3 month USD LIBOR + 4.25%, (5.88%), due 4/27/24	3,170
925	Mallinckrodt International, First Lien Term Loan B, 3 month USD LIBOR + 2.75%, (4.44%), due 9/24/24	922
1,586	Pharmaceutical Product Development, Inc., First Lien Term Loan, 3 month USD LIBOR + 2.75%, (4.37%), due 8/18/22	1,597
264	Pharmaceutical Technologies & Services, First Lien Term Loan B, 3 month USD LIBOR + 2.25%, (3.82%), due 5/20/24	266
1,753	Valeant Pharmaceuticals, First Lien Term Loan BF3, 3 month USD LIBOR + 3.50%, (5.06%), due 4/1/22	1,779
		7,734

Ecological Services & Equipment 0.0%(c)
822	ADS Waste Holdings, Inc., First Lien Term Loan B, 3 month USD LIBOR + 2.25%, (3.72%), due 11/10/23	827
220	Waste Industries USA, Inc., First Lien Term Loan B, 3 month USD LIBOR + 3.00%, (4.57%), due 9/20/24	222
		1,049

Electronics - Electrical 0.5%
509	Applied Systems, First Lien Term Loan B, 3 month USD LIBOR + 3.25%, (4.94%), due 9/18/24	514
1,121	Avast Software, First Lien Term Loan B, 3 month USD LIBOR + 2.75%, (4.44%), due 9/30/23	1,128
1,418	BMC Software, First Lien Term Loan, 3 month USD LIBOR + 3.25%, (4.82%), due 9/10/22	1,425
162	CommScope, First Lien Term Loan B, 3 month USD LIBOR + 2.00%, (3.48%), due 12/29/22	163
640	CPI ACQUISITION INC., First Lien Term Loan, 3 month USD LIBOR + 4.50%, (6.36%), due 8/17/22	479
1,062	Dell, First Lien Term Loan B, 3 month USD LIBOR + 2.00%, (3.58%), due 9/7/23	1,066
145	Digicert Holdings, First Lien Term Loan B2, 3 month USD LIBOR + 4.75%, (6.30%), due 10/31/24	147
432	Go Daddy, First Lien Term Loan B, 3 month USD LIBOR + 2.25%, (3.82%), due 2/15/24	436
	Hyland Software, Inc.
309	First Lien Term Loan, 3 month USD LIBOR + 3.25%, (4.82%), due 7/1/22	310
55	Second Lien Term Loan, 3 month USD LIBOR + 7.00%, (8.57%), due 7/7/25	56	(f)
200	IFS, First Lien Term Loan B, 3 month USD LIBOR + 3.75%, (5.44%), due 7/25/24	200	(d)(e)
789	Infor Global Solutions Ltd., First Lien Term Loan, 3 month USD LIBOR + 2.75%, (4.44%), due 2/1/22	793
459	Mcafee, First Lien Term Loan B, 3 month USD LIBOR + 4.50%, (6.07%), due 9/29/24	463
146	MKS Instruments, Inc., First Lien Term Loan B, 3 month USD LIBOR + 2.00%, (3.57%), due 4/29/23	147
232	On Semiconductor, First Lien Term Loan B, 3 month USD LIBOR + 2.00%, (3.57%), due 3/31/23	234
	Optiv Security, Inc.
774	First Lien Term Loan, 3 month USD LIBOR + 3.25%, (4.63%), due 2/1/24	735
160	Second Lien Term Loan, 3 month USD LIBOR + 7.25%, (8.63%), due 2/1/25	146
140	Peak 10, First Lien Term Loan, 3 month USD LIBOR + 3.50%, (5.19%), due 7/21/24	141
1,408	Rackspace Hosting, Inc., First Lien Term Loan B, 3 month USD LIBOR + 3.00%, (4.38%), due 11/3/23	1,420
1,594	Riverbed Technology, First Lien Term Loan B, 3 month USD LIBOR + 3.25%, (4.83%), due 4/24/22	1,574
2,205	Sophia LP, First Lien Term Loan B, 3 month USD LIBOR + 3.25%, (4.94%), due 9/30/22	2,218
390	Vertafore, First Lien Term Loan, 3 month USD LIBOR + 3.25%, (4.82%), due 6/17/23	394
230	Western Digital Corp., First Lien Term Loan B, 3 month USD LIBOR + 2.00%, (3.56%), due 4/29/23	231
		14,420

Equipment Leasing 0.1%
645	AER /Int'l Lease Finance Corp., First Lien Term Loan B, 3 month USD LIBOR + 2.00%, (3.69%), due 10/30/22	649
1,247	Avolon, First Lien Term Loan B2, 3 month USD LIBOR + 2.25%, (3.81%), due 4/3/22	1,245
		1,894

Financial Intermediaries 0.1%
516	CITCO, First Lien Term Loan, 3 month USD LIBOR + 3.00%, (4.57%), due 4/3/22	520
214	Fortress Investment Group, First Lien Term Loan B, 3 month USD LIBOR + 2.75%, (4.32%), due 7/14/22	217
1,121	Grosvenor Capital Management Holdings, LLP, First Lien Term Loan B, 3 month USD LIBOR + 3.00%, (4.57%), due 8/18/23	1,124
118	Guggenheim Partners, First Lien Term Loan B, 3 month USD LIBOR + 2.75%, (4.32%), due 7/22/23	118
273	Harbourvest Partners, First Lien Term Loan, 3 month USD LIBOR + 2.50%, (4.05%), due 2/4/21	273
527	Royalty Pharma, First Lien Term Loan B6, 3 month USD LIBOR + 2.00%, (3.69%), due 3/27/23	530
		2,782

Food & Drug Retailers 0.1%
	Albertsons LLC
421	First Lien Term Loan B4, 3 month USD LIBOR + 2.75%, (4.32%), due 8/25/21	419
611	First Lien Term Loan B5, 3 month USD LIBOR + 3.00%, (4.67%), due 12/21/22	607
648	First Lien Term Loan B6, 3 month USD LIBOR + 3.00%, (4.46%), due 6/22/23	643	(d)(e)
1,137	General Nutrition Centers, First Lien Term Loan, 3 month USD LIBOR + 2.50%, (4.07%), due 3/4/19	1,014
		2,683

Food Products 0.1%
520	B&G Foods Inc., First Lien Term Loan B, 3 month USD LIBOR + 2.00%, (3.57%), due 11/2/22	525
311	DE Master Blenders 1753 NV, First Lien Term Loan B, 3 month USD LIBOR + 2.25%, (3.69%), due 7/2/22	313
298	Del Monte Foods, First Lien Term Loan, 3 month USD LIBOR + 3.25%, (4.70%), due 2/18/21	252
800	Nomad Foods Europe Midco Ltd., First Lien Term Loan, 3 month USD LIBOR + 2.25%, (3.81%), due 5/15/24	804
368	Post Holdings, First Lien Term Loan B, 3 month USD LIBOR + 2.25%, (3.82%), due 5/24/24	371
		2,265

Food Service 0.1%
169	Aramark Corporation, First Lien Term Loan B, 3 month USD LIBOR + 2.00%, (3.57%), due 3/2/24	170
270	ARBYS, First Lien Term Loan, 3 month USD LIBOR + 3.25%, (4.25%), due 1/19/25	274	(d)(e)
521	Burger King Corporation, First Lien Term Loan B, 3 month USD LIBOR + 2.25%, (3.85%), due 2/17/24	523
443	Manitowoc Foodservice, First Lien Term Loan B, 3 month USD LIBOR + 2.75%, (4.32%), due 3/3/23	447
532	US Foods, First Lien Term Loan B, 3 month USD LIBOR + 2.75%, (4.07%), due 6/27/23	538
534	Yum Brands, Inc., First Lien Term Loan B, 3 month USD LIBOR + 2.00%, (3.56%), due 6/16/23	538
		2,490

Health Care 0.4%
781	Acadia Healthcare Co., First Lien Term Loan B2, 3 month USD LIBOR + 2.75%, (4.31%), due 2/16/23	787
	Air Medical Group Holding
562	First Lien Term Loan B, 3 month USD LIBOR + 3.25%, (4.94%), due 4/28/22	567
110	First Lien Term Loan B1, 3 month USD LIBOR + 4.00%, (5.67%), due 4/28/22	110
105	First Lien Term Loan B, 3 month USD LIBOR + 4.25%, (5.25%), due 9/26/24	106	(d)(e)
	CHS/Community Health
966	First Lien Term Loan G1, 3 month USD LIBOR + 2.75%, (4.23%), due 12/31/19	953	(d)(e)
543	First Lien Term Loan H1, 3 month USD LIBOR + 3.00%, (4.48%), due 1/27/21	532
	Concentra Operating Company
817	First Lien Term Loan 1, 3 month USD LIBOR + 3.00%, (4.49%), due 6/1/22	824
175	Second Lien Term Loan, 3 month USD LIBOR + 6.50%, (7.50%), due 6/1/23	175	(f)
1,673	Envision Healthcare, First Lien Term Loan B, 3 month USD LIBOR + 3.00%, (4.58%), due 12/1/23	1,679
973	Grifols SA, First Lien Term Loan B, 3 month USD LIBOR + 2.25%, (3.72%), due 1/19/25	978
	HCA Inc.
389	First Lien Term Loan B9, 3 month USD LIBOR + 2.00%, (3.57%), due 3/18/23	392
475	First Lien Term Loan B8, 3 month USD LIBOR + 2.25%, (3.82%), due 2/15/24	479
343	INC Research, First Lien Term Loan B, 3 month USD LIBOR + 2.25%, (3.82%), due 8/1/24	344
99	Mediware Information System, First Lien Term Loan B, 3 month USD LIBOR + 3.50%, (5.07%), due 2/9/24	101
1,066	Multiplan, Inc., First Lien Term Loan B, 3 month USD LIBOR + 3.00%, (4.69%), due 6/7/23	1,073
558	National Mentor, Inc., First Lien Term Loan B, 3 month USD LIBOR + 3.00%, (4.69%), due 1/31/21	565
193	Quintiles Ims Health, First Lien Term Loan B, 3 month USD LIBOR + 2.00%, (3.69%), due 3/7/24	194
223	Surgery Partners, First Lien Term Loan, 3 month USD LIBOR + 3.25%, (4.82%), due 9/3/24	224
1,211	Team Health, Inc., First Lien Term Loan B, 3 month USD LIBOR + 2.75%, (4.32%), due 2/6/24	1,187
		11,270

Industrial Equipment 0.2%
	Crosby Worldwide
830	First Lien Term Loan, 3 month USD LIBOR + 3.00%, (4.45%), due 11/22/20	816
55	Second Lien Term Loan, 3 month USD LIBOR + 6.00%, (7.45%), due 11/22/21	52
744	Doosan Infracore, First Lien Term Loan B, 3 month USD LIBOR + 2.50%, (4.19%), due 5/19/24	751
1,185	Filtration Group, First Lien Term Loan, 3 month USD LIBOR + 3.00%, (4.48%), due 11/21/20	1,199
154	Gardner Denver, First Lien Term Loan B, 3 month USD LIBOR + 2.75%, (4.44%), due 7/30/24	154
408	Gates Global LLC, First Lien Term Loan B, 3 month USD LIBOR + 3.00%, (4.69%), due 3/31/24	411	(d)(e)
104	Harsco, First Lien Term Loan B, 3 month USD LIBOR + 3.00%, (4.63%), due 12/5/24	106
951	Husky Injection Molding, First Lien Term Loan B, 3 month USD LIBOR + 3.25%, (4.82%), due 6/30/21	956
166	Hyster-Yale Group, First Lien Term Loan B, 3 month USD LIBOR + 4.00%, (5.57%), due 5/30/23	167
807	Milacron LLC, First Lien Term Loan B, 3 month USD LIBOR + 2.75%, (4.32%), due 9/24/23	812
482	Signode Industrial, First Lien Term Loan B, 3 month USD LIBOR + 2.75%, (4.36%), due 5/1/21	482
		5,906

Leisure Goods - Activities - Movies 0.2%
535	AMC Entertainment, First Lien Term Loan B, 3 month USD LIBOR + 2.75%, (3.81%), due 12/15/22	537
640	Churchill Downs, First Lien Term Loan, 3 month USD LIBOR + 2.00%, (3.57%), due 12/12/24	644
473	CityCenter, First Lien Term Loan B, 3 month USD LIBOR + 2.50%, (4.07%), due 4/18/24	476
276	Clubcorp, First Lien Term Loan B, 3 month USD LIBOR + 3.25%, (4.94%), due 8/15/24	278
1,060	Formula One, First Lien Term Loan B, 3 month USD LIBOR + 2.50%, (3.50%), due 2/1/24	1,064
329	Match, First Lien Term Loan B, 3 month USD LIBOR + 2.50%, (4.06%), due 11/16/22	333	(f)
1,025	Nielsen Business Media, First Lien Term Loan B, 3 month USD LIBOR + 3.00%, (4.42%), due 5/22/24	1,032
268	Regal Cinemas Corporation, First Lien Term Loan, 3 month USD LIBOR + 2.00%, (3.57%), due 4/1/22	268
913	Seaworld, First Lien Term Loan B5, 3 month USD LIBOR + 3.00%, (4.69%), due 3/31/24	911	(d)(e)
380	Warner Music Group, First Lien Term Loan, 3 month USD LIBOR + 2.25%, (3.81%), due 11/1/23	382
		5,925

Lodging & Casinos 0.3%
410	Aristocrat Leisure, First Lien Term Loan, 3 month USD LIBOR + 2.00%, (3.74%), due 10/19/24	414
119	Belmond, First Lien Term Loan B, 3 month USD LIBOR + 2.75%, (4.32%), due 7/3/24	120
415	Boyd Gaming Corporation, First Lien Term Loan B, 3 month USD LIBOR + 2.50%, (3.97%), due 9/15/23	418
285	Caesars Entertainment, First Lien Term Loan B, 3 month USD LIBOR + 2.50%, (4.07%), due 10/6/24	287
490	Caesars Resort Collection, First Lien Term Loan, 3 month USD LIBOR + 2.75%, (4.33%), due 9/28/24	496
495	Eldorado Resorts, First Lien Term Loan B, 3 month USD LIBOR + 2.25%, (3.84%), due 4/17/24	498	(f)
706	ESH Hospitality, Inc., First Lien Term Loan B, 3 month USD LIBOR + 2.25%, (3.82%), due 8/30/23	711
322	Four Seasons Holdings Inc., First Lien Term Loan B, 3 month USD LIBOR + 2.50%, (4.07%), due 11/30/23	325
	Golden Entertainment
576	First Lien Term Loan B, 3 month USD LIBOR + 3.00%, (4.57%), due 10/20/24	580	(d)(e)
282	Second Lien Term Loan, 3 month USD LIBOR + 7.00%, (8.57%), due 8/15/25	283	(d)(e)(f)
545	Hilton Worldwide, First Lien Term Loan B2, 3 month USD LIBOR + 2.25%, (3.56%), due 10/25/23	549
397	MGM Growth Properties, First Lien Term Loan B, 3 month USD LIBOR + 2.25%, (3.82%), due 4/25/23	400
	Mohegan Tribal Gaming
223	First Lien Term Loan A, 3 month USD LIBOR + 3.75%, (5.32%), due 10/13/21	225
520	First Lien Term Loan B, 3 month USD LIBOR + 4.00%, (5.57%), due 10/13/23	524
1,220	Scientific Games Corp., First Lien Term Loan B4, 3 month USD LIBOR + 3.25%, (4.76%), due 8/14/24	1,226
199	Sky Bet, First Lien Term Loan, 3 month USD LIBOR + 3.50%, (5.19%), due 7/24/24	200
523	Station Casinos, First Lien Term Loan B, 3 month USD LIBOR + 2.50%, (4.07%), due 6/8/23	525
684	Twin Rivers Casino, First Lien Term Loan B, 3 month USD LIBOR + 3.50%, (5.19%), due 7/10/20	692
		8,473

Oil & Gas 0.1%
450	Chesapeake Energy, First Lien Term Loan, 3 month USD LIBOR + 7.50%, (8.95%), due 8/23/21	481
403	EagleClaw, First Lien Term Loan, 3 month USD LIBOR + 4.25%, (5.73%), due 6/6/24	406
606	Energy Transfer Equity LP, First Lien Term Loan B, 3 month USD LIBOR + 2.00%, (3.56%), due 2/2/24	608
335	Gavilan Resources, Second Lien Term Loan, 3 month USD LIBOR + 6.00%, (7.56%), due 3/1/24	336	(d)(e)
410	Medallion Midland, First Lien Term Loan, 3 month USD LIBOR + 3.25%, (4.82%), due 10/31/24	412	(f)
595	Rover, First Lien Term Loan B, 3 month USD LIBOR + 4.00%, (5.58%), due 10/31/24	602
370	Traverse Midstream, First Lien Term Loan B, 3 month USD LIBOR + 4.00%, (5.85%), due 9/22/24	374
		3,219

Publishing 0.0%(c)
343	Harland Clark Holdings Corp., First Lien Term Loan B7, 3 month USD LIBOR + 4.75%, (6.44%), due 10/31/23	347
270	Meredith Corp., First Lien Term Loan B, 3 month USD LIBOR + 3.00%, (3.25%), due 1/17/25	273	(d)(e)
302	Nielsen, First Lien Term Loan B4, 3 month USD LIBOR + 2.00%, (3.55%), due 10/4/23	304
258	Tribune Company, First Lien Term Loan B, 3 month USD LIBOR + 3.00%, (4.57%), due 1/27/24	258
		1,182

Radio & Television 0.1%
455	Cumulus Media, First Lien Term Loan B, 3 month USD LIBOR + 3.25%, (4.83%), due 12/23/20	391
408	Gray Television, Inc., First Lien Term Loan B, 3 month USD LIBOR + 2.25%, (3.81%), due 2/7/24	411	(d)(e)
	Sinclair Broadcasting
441	First Lien Term Loan B2, 3 month USD LIBOR + 2.25%, (3.83%), due 1/3/24	443
295	First Lien Term Loan B, 3 month USD LIBOR + 2.50%, (2.75%), due 12/7/24	297	(d)(e)
1,652	Univision Communications Inc., First Lien Term Loan C5, 3 month USD LIBOR + 2.75%, (4.32%), due 3/15/24	1,653	(d)(e)
		3,195

Retailers (except food & drug) 0.2%
938	Bass Pro Shops, First Lien Term Loan B, 3 month USD LIBOR + 5.00%, (6.57%), due 9/25/24	942
	BJS Wholesale Club Inc.
1,313	First Lien Term Loan B, 3 month USD LIBOR + 3.50%, (4.95%), due 1/27/24	1,313	(d)(e)
185	Second Lien Term Loan, 3 month USD LIBOR + 7.50%, (8.95%), due 1/27/25	185
245	CDW LLC, First Lien Term Loan B, 3 month USD LIBOR + 2.00%, (3.70%), due 8/17/23	247
169	Jo-Ann Stores, First Lien Term Loan B, 3 month USD LIBOR + 5.00%, (6.55%), due 10/21/23	169	(f)
422	PetSmart Inc., First Lien Term Loan B, 3 month USD LIBOR + 3.00%, (4.57%), due 3/10/22	341
	Sally Beauty
145	First Lien Term Loan B1, 3 month USD LIBOR + 2.50%, (4.13%), due 6/22/24	145
225	First Lien Term Loan B2, 4.50%, due 6/22/24	225	(g)
915	Staples, First Lien Term Loan, 3 month USD LIBOR + 4.00%, (5.49%), due 8/14/24	910	(d)(e)
		4,477

Steel 0.1%
276	Big River Steel, First Lien Term Loan B, 3 month USD LIBOR + 5.00%, (6.69%), due 8/15/23	282	(f)
695	McJunkin Red Man Corporation, First Lien Term Loan B, 3 month USD LIBOR + 3.50%, (5.07%), due 9/14/24	704
579	TMS International, First Lien Term Loan B, 3 month USD LIBOR + 3.00%, (4.63%), due 8/9/24	580	(f)
		1,566

Surface Transport 0.1%
279	Avis Budget Car Rental, First Lien Term Loan B, 3 month USD LIBOR + 2.00%, (3.70%), due 3/15/22	280
1,673	Hertz Corporation, First Lien Term Loan B, 3 month USD LIBOR + 2.75%, (4.32%), due 6/30/23	1,675
	Kenan Advantage Group
733	First Lien Term Loan B1, 3 month USD LIBOR + 3.00%, (4.57%), due 7/29/22	736
199	First Lien Term Loan B2, 3 month USD LIBOR + 3.00%, (4.57%), due 7/29/22	199
		2,890

Telecommunications 0.4%
200	Avaya, First Lien Term Loan B, 3 month USD LIBOR + 4.75%, (6.31%), due 11/9/24	201
1,815	Centurylink, First Lien Term Loan B, 3 month USD LIBOR + 2.75%, (4.32%), due 1/31/25	1,787
798	Communications Sales and Leasing Inc., First Lien Term Loan, 3 month USD LIBOR + 3.00%, (4.57%), due 10/24/22	769
487	Consolidated Communications Inc., First Lien Term Loan B, 3 month USD LIBOR + 3.00%, (4.57%), due 10/5/23	479
	Frontier Communications Corp.
854	First Lien Term Loan A, 3 month USD LIBOR + 2.50%, (4.33%), due 3/31/21	846
856	First Lien Term Loan B, 3 month USD LIBOR + 3.75%, (5.33%), due 6/1/24	838
861	GTT Communications, Inc., Term Loan, 3 month USD LIBOR + 3.25%, (4.88%), due 1/9/24	866
	Intelsat Jackson HLDG
527	First Lien Term Loan B3, 3 month USD LIBOR + 3.75%, (5.21%), due 11/2/23	523	(d)(e)
63	First Lien Term Loan B4, 3 month USD LIBOR + 4.50%, (5.50%), due 1/14/24	63
520	Level 3 Financing, Inc., First Lien Term Loan B, 3 month USD LIBOR + 2.25%, (3.70%), due 2/22/24	522
	Lumos Networks
157	First Lien Term Loan B, 3 month USD LIBOR + 3.25%, (4.82%), due 10/26/24	159
154	First Lien Term Loan B, 3 month USD LIBOR + 3.25%, (4.25%), due 10/27/24	155	(d)(e)
95	Neustar, First Lien Term Loan B2, 3 month USD LIBOR + 3.75%, (5.15%), due 8/8/24	96
254	Premiere Global Services, Inc., First Lien Term Loan, 3 month USD LIBOR + 6.50%, (7.90%), due 12/8/21	250
	SBA Communications
167	First Lien Term Loan B1, 3 month USD LIBOR + 2.25%, (3.83%), due 3/24/21	168
667	First Lien Term Loan B2, 3 month USD LIBOR + 2.25%, (3.83%), due 6/10/22	671
1,318	Sprint Communications, Inc., First Lien Term Loan B, 3 month USD LIBOR + 2.50%, (4.13%), due 2/2/24	1,321
	Syniverse Technologies
340	First Lien Term Loan, 3 month USD LIBOR + 3.00%, (4.57%), due 4/23/19	338
954	First Lien Term Loan, 3 month USD LIBOR + 3.00%, (4.69%), due 4/23/19	950
656	Telesat, First Lien Term Loan B, 3 month USD LIBOR + 3.00%, (4.70%), due 11/17/23	659
268	Zayo Group, First Lien Term Loan B2, 3 month USD LIBOR + 2.25%, (3.82%), due 1/19/24	270
		11,931

Utilities 0.4%
635	Calpine Construction, First Lien Term Loan, 3 month USD LIBOR + 2.50%, (4.07%), due 1/31/25	637
	Calpine Corp.
145	First Lien Term Loan B6, 3 month USD LIBOR + 2.50%, (4.20%), due 1/15/23	146	(d)(e)
236	First Lien Term Loan B7, 3 month USD LIBOR + 2.75%, (4.20%), due 5/31/23	237
524	First Lien Term Loan B5, 3 month USD LIBOR + 2.75%, (4.20%), due 1/16/24	526
390	Compass Power Generation, First Lien Term Loan B, 3 month USD LIBOR + 3.75%, (5.39%), due 12/14/24	395
1,805	Dynegy Holdings Inc., First Lien Term Loan C, 3 month USD LIBOR + 2.75%, (4.31%), due 2/7/24	1,822	(d)(e)
825	Energy Future, First Lien Term Loan, 3 month USD LIBOR + 3.25%, (4.57%), due 6/28/18	828
290	Exgen Renewable, First Lien Term Loan B, 3 month USD LIBOR + 3.00%, (4.47%), due 11/16/24	294
374	HELIX Generation, First Lien Term Loan B, 3 month USD LIBOR + 3.75%, (5.44%), due 6/2/24	377
804	Nautilus Power LLC, First Lien Term Loan B, 3 month USD LIBOR + 4.25%, (5.82%), due 5/16/24	816
616	NRG Energy Inc., First Lien Term Loan B, 3 month USD LIBOR + 2.25%, (3.94%), due 6/30/23	619
	RJS Power
535	First Lien Term Loan B1, 3 month USD LIBOR + 4.00%, (5.57%), due 7/6/23	538
664	First Lien Term Loan B2, 3 month USD LIBOR + 4.00%, (5.57%), due 4/13/24	669
	Texas Competitive
1,174	First Lien Term Loan B, 3 month USD LIBOR + 2.75%, (4.07%), due 8/4/23	1,183
208	First Lien Term Loan C, 3 month USD LIBOR + 2.75%, (4.06%), due 8/4/23	210
401	First Lien Term Loan B2, 3 month USD LIBOR + 2.75%, (4.31%), due 12/14/23	403
1,964	TPF II, First Lien Term Loan B, 3 month USD LIBOR + 3.75%, (5.32%), due 10/2/23	1,990
		11,690

	Total Loan Assignments (Cost $160,178)	160,426

U.S. Treasury Obligations 28.5%
16,600	U.S. Treasury Bill, 0.62%, due 5/24/18	16,524	(h)(i)
	U.S. Treasury Bonds
1,325	4.50%, due 2/15/36	1,646
5,030	3.88%, due 8/15/40	5,852
	U.S. Treasury Inflation-Indexed Bonds(j)
26,197	0.25%, due 1/15/25	25,667
51,583	2.00%, due 1/15/26	57,265
22,084	2.38%, due 1/15/27	25,493
61,782	2.50%, due 1/15/29	73,844
62,915	3.88%, due 4/15/29	84,554
18,872	3.38%, due 4/15/32	25,677
20,460	0.63%, due 2/15/43	19,709
	U.S. Treasury Notes
37,309	1.38%, due 9/30/18 – 4/30/20	37,037
109,380	0.88%, due 10/15/18 – 5/15/19	108,344
7,000	1.25%, due 12/31/18	6,957
110,410	1.50%, due 12/31/18 – 2/28/23	105,548
15,900	1.13%, due 2/28/19	15,755
18,545	2.13%, due 12/31/21	18,334
60,930	2.75%, due 2/15/24	61,382
45,100	1.63%, due 2/15/26	41,589
88,855	2.25%, due 2/15/27 – 11/15/27	85,366

	Total U.S. Treasury Obligations (Cost $828,490)	816,543

U.S. Government Agency Securities 0.6%
	Federal National Mortgage Association
15,000	1.13%, due 12/14/18	14,900
2,980	5.63%, due 7/15/37	4,046
	Total U.S. Government Agency Securities (Cost $19,074)	18,946

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund
(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE†
(000's omitted)			(000's omitted)

Mortgage-Backed Securities 28.3%

Collateralized Mortgage Obligations 3.2%
	$946	Angel Oak Mortgage Trust LLC, Ser. 2017-3, Class A1, 2.71%, due 11/25/47	$946	(b)(k)
		Fannie Mae Connecticut Avenue Securities
	20,303	Ser. 2017-C02, Class 2M2, 1 month USD LIBOR + 3.65%, (5.21%), due 9/25/29	22,150	(b)(l)
	9,475	Ser. 2017-C03, Class 1M2, 1 month USD LIBOR + 3.00%, (4.56%), due 10/25/29	10,071	(b)
	6,748	Ser. 2017-C04, Class 2M2, 1 month USD LIBOR + 2.85%, (4.41%), due 11/25/29	7,070	(b)
	6,390	Ser. 2017-C06, Class 1M2, 1 month USD LIBOR + 2.65%, (4.21%), due 2/25/30	6,633	(b)
	6,240	Ser. 2017-C06, Class 2M2, 1 month USD LIBOR + 2.80%, (4.36%), due 2/25/30	6,541	(b)
	17,006	Ser. 2017-C07, Class 2M2, 1 month USD LIBOR + 2.50%, (4.06%), due 5/25/30	17,602	(b)
		Freddie Mac Structured Agency Credit Risk Debt Notes
	9,020	Ser. 2017-DNA2, Class M2, 1 month USD LIBOR + 3.45%, (5.01%), due 10/25/29	9,848	(b)
	8,095	Ser. 2017-HQA2, Class M2, 1 month USD LIBOR + 2.65%, (4.21%), due 12/25/29	8,405	(b)
		JP Morgan Alternative Loan Trust
	607	Ser. 2006-A5, Class 1A1, 1 month USD LIBOR + 0.16%, (1.72%), due 10/25/36	578	(b)
	2,320	Ser. 2007-A2, Class 12A3, 1 month USD LIBOR + 0.19%, (1.75%), due 6/25/37	2,321	(b)
			92,165

Commercial Mortgage-Backed 1.8%
	1,000	BXMT Ltd., Ser. 2017-FL1, Class A, 1 month USD LIBOR + 0.87%, (2.43%), due 6/15/35	1,001	(b)(k)
		Citigroup Commercial Mortgage Trust
	5,976	Ser. 2012-GC8, Class XA, 1.81%, due 9/10/45	384	(k)(m)(n)
	1,000	Ser. 2012-GC8, Class B, 4.29%, due 9/10/45	1,026	(k)
	48,350	Ser. 2014-GC25, Class XA, 1.04%, due 10/10/47	2,668	(m)(n)
	32,259	Ser. 2015-GC27, Class XA, 1.41%, due 2/10/48	2,401	(m)(n)
	38,188	Commercial Mortgage Loan Trust, Ser. 2014-CR17, Class XA, 1.12%, due 5/10/47	1,735	(m)(n)
	31,110	Commercial Mortgage Pass-Through Certificates, Ser. 2013-LC6, Class XB, 0.38%, due 1/10/46	568	(k)(m)(n)
		Commercial Mortgage Trust
	38,341	Ser. 2012-CR2, Class XA, 1.66%, due 8/15/45	2,352	(m)(n)
	174	Ser. 2012-CR3, Class XA, 1.88%, due 10/15/45	13	(m)(n)
	34,000	Ser. 2013-CR6, Class XB, 0.53%, due 3/10/46	852	(m)(n)
	42,343	Ser. 2014-CR16, Class XA, 1.17%, due 4/10/47	1,881	(m)(n)
	52,750	Ser. 2014-UBS3, Class XA, 1.30%, due 6/10/47	2,713	(m)(n)
	10,429	Ser. 2014-CR19, Class A1, 1.42%, due 8/10/47	10,375
	56,474	Ser. 2014-UBS6, Class XA, 1.02%, due 12/10/47	2,606	(m)(n)
	38,509	CSAIL Commercial Mortgage Trust, Ser. 2015-C2, Class XA, 0.85%, due 6/15/57	1,689	(m)(n)
		GS Mortgage Securities Trust
	276	Ser. 2011-GC5, Class XA, 1.35%, due 8/10/44	10	(k)(m)(n)
	72,972	Ser. 2014-GC18, Class XA, 1.12%, due 1/10/47	3,309	(m)(n)
	57,324	Ser. 2015-GC30, Class XA, 0.88%, due 5/10/50	2,431	(m)(n)
	5,098	JPMBB Commercial Mortgage Securities Trust, Ser. 2014-C22, Class A1, 1.45%, due 9/15/47	5,075
	854	Morgan Stanley Capital I Trust, Ser. 2011-C3, Class XA, 0.79%, due 7/15/49	17	(k)(m)(n)
		WF-RBS Commercial Mortgage Trust
	9,005	Ser. 2011-C2, Class XA, 0.78%, due 2/15/44	190	(k)(m)(n)
	234	Ser. 2012-C6, Class XA, 2.09%, due 4/15/45	15	(k)(m)(n)
	102,868	Ser. 2013-C14, Class XB, 0.15%, due 6/15/46	1,011	(m)(n)
	43,315	Ser. 2014-C21, Class XA, 1.13%, due 8/15/47	2,143	(m)(n)
	62,283	Ser. 2014-C25, Class XA, 0.92%, due 11/15/47	2,764	(m)(n)
	18,820	Ser. 2014-C22, Class XA, 0.91%, due 9/15/57	793	(m)(n)
			50,022

Fannie Mae 11.8%
		Pass-Through Certificates
	8	5.00%, due 6/1/40 – 7/1/40	8
	93	6.00%, due 9/1/33 – 9/1/40	104
	0(o)	6.50%, due 9/1/32	1
	1	7.50%, due 12/1/32	1
	41,285	3.00%, TBA, 15 Year Maturity	41,491	(p)
	15,900	3.00%, TBA, 30 Year Maturity	15,585	(p)
	93,235	3.50%, TBA, 30 Year Maturity	94,120	(p)
	159,000	4.00%, TBA, 30 Year Maturity	164,224	(p)
	22,025	4.50%, TBA, 30 Year Maturity	23,217	(p)
			338,751

Freddie Mac 10.8%
		Pass-Through Certificates
	0(o)	4.50%, due 8/1/18	0	(o)
	7	5.00%, due 5/1/18 – 12/1/28	8
	41,715	3.00%, TBA, 15 Year Maturity	41,910	(p)
	22,735	3.00%, TBA, 30 Year Maturity	22,277	(p)
	105,110	3.50%, TBA, 30 Year Maturity	106,128	(p)
	133,620	4.00%, TBA, 30 Year Maturity	138,083	(p)
			308,406

Ginnie Mae 0.7%
		Pass-Through Certificates
	1	6.50%, due 7/15/32	1
	1	7.00%, due 8/15/32	1
	20,920	3.50%, TBA, 30 Year Maturity	21,295	(p)
			21,297

		Total Mortgage-Backed Securities (Cost $828,352)	810,641

Corporate Bonds 34.4%

Advertising 0.2%
		Lamar Media Corp.
	375	5.00%, due 5/1/23	383
	355	5.75%, due 2/1/26	375
	1,670	MDC Partners, Inc., 6.50%, due 5/1/24	1,683	(k)(l)
	305	Nielsen Co. Luxembourg SARL, 5.50%, due 10/1/21	313	(k)
		Nielsen Finance LLC
	420	4.50%, due 10/1/20	423
	3,290	5.00%, due 4/15/22	3,343	(k)(l)
	375	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.88%, due 3/15/25	390	(l)
			6,910

Agriculture 0.5%
	13,030	BAT Capital Corp., 4.54%, due 8/15/47	13,430	(k)(l)

Airlines 0.0%(c)
	650	Unity 1 Sukuk Ltd., 3.86%, due 11/30/21	661	(q)

Auto Parts & Equipment 0.1%
	890	IHO Verwaltungs GmbH, 4.50% Cash/5.25% PIK,, due 9/15/23	906	(k)(r)
	792	ZF N.A. Capital, Inc., 4.00%, due 4/29/20	806	(k)
			1,712

Banking 0.3%
		Ally Financial, Inc.
	1,715	3.60%, due 5/21/18	1,718	(l)
	2,470	3.25%, due 11/5/18	2,476	(l)
	2,760	8.00%, due 3/15/20	3,010	(l)
		CIT Group, Inc.
	188	5.50%, due 2/15/19	193	(k)(l)
	1,145	3.88%, due 2/19/19	1,155	(l)
			8,552

Banks 5.6%
	300	Akbank Turk A/S, 4.00%, due 1/24/20	299	(q)
	400	AKCB Finance Ltd., 3.25%, due 10/22/18	399	(q)
	200	Alfa Bank AO Via Alfa Bond Issuance PLC, 5.00%, due 11/27/18	203	(q)
	400	Banco Bradesco SA, 6.75%, due 9/29/19	421	(q)
	200	Banco Davivienda SA, 5.88%, due 7/9/22	213	(q)
	2,300	Banco de Credito e Inversiones, 3.50%, due 10/12/27	2,216	(k)(l)
	221	Banco del Estado de Chile, 2.67%, due 1/8/21	221	(k)
	400	Banco Nacional de Desenvolvimento Economico e Social, 6.37%, due 6/16/18	405	(q)
	9,150	Banco Santander SA, 3.80%, due 2/23/28	9,091	(l)
	122	Bancolombia SA, 5.95%, due 6/3/21	132
	9,145	Bank of America Corp., Ser. L, 3.95%, due 4/21/25	9,307	(l)
	16,740	Barclays PLC, 4.38%, due 1/12/26	17,167	(l)
	800	BBVA Bancomer SA, 7.25%, due 4/22/20	858	(q)
	200	China Construction Bank Asia Corp. Ltd., 5 year CMT + 2.75%, (4.25%), due 8/20/24	202	(b)(q)
	400	Credit Bank of Moscow Via CBOM Finance PLC, 7.70%, due 2/1/18	400	(q)
		DIB Sukuk Ltd.
	600	2.92%, due 6/3/20	597	(q)
	400	3.60%, due 3/30/21	402	(q)
	200	Emirates NBD PJSC, 3.25%, due 11/19/19	201	(q)
	900	Finansbank A/S, 6.25%, due 4/30/19	925	(q)
	400	FirstRand Bank Ltd., 4.25%, due 4/30/20	406	(q)
		Goldman Sachs Group, Inc.
	9,350	3 month USD LIBOR + 1.51%, (3.69%), due 6/5/28	9,308	(b)(l)
	17,310	3 month USD LIBOR + 1.16%, (3.81%), due 4/23/29	17,355	(b)
	7,370	3 month USD LIBOR + 1.37%, (4.02%), due 10/31/38	7,448	(b)(l)
	7,240	5.15%, due 5/22/45	8,258	(l)
	450	Gulf Int'l Bank BSC, 3.50%, due 3/25/22	449	(q)
	14,440	HSBC Holdings PLC, 5 year USD ICE Swap + 3.75%, (6.00%), due 12/31/99	15,108	(b)(l)
		IDBI Bank Ltd./DIFC Dubai
	200	3.75%, due 1/25/19	200	(q)
	200	5.00%, due 9/25/19	204	(q)
	200	4.13%, due 4/23/20	201	(q)
	200	4.25%, due 11/30/20	202	(q)
	600	Itau CorpBanca, 3.88%, due 9/22/19	610	(q)
	200	Itau Unibanco Holding SA, 2.85%, due 5/26/18	200	(q)
		JPMorgan Chase & Co.
	6,925	3 month USD LIBOR + 1.36%, (3.88%), due 7/24/38	7,002	(b)
	6,865	3 month USD LIBOR + 1.22%, (3.90%), due 1/23/49	6,883	(b)
	600	KEB Hana Bank, 3 month USD LIBOR + 0.73%, (2.42%), due 4/5/20	600	(b)(q)
	200	Kookmin Bank, 3 month USD LIBOR + 0.95%, (2.49%), due 6/9/22	201	(b)(q)
		Morgan Stanley
	13,855	3 month USD LIBOR + 1.14%, (3.77%), due 1/24/29	13,929	(b)
	5,015	Ser. H, 3 month USD LIBOR + 3.61%, (5.45%), due 12/31/49	5,140	(b)(l)
	1,000	Oversea-Chinese Banking Corp. Ltd., 5 year USD ICE Swap + 2.28%, (3.15%), due 3/11/23	999	(b)(q)
	200	QIB Sukuk Ltd., 3.25%, due 5/23/22	195	(q)
		TC Ziraat Bankasi A/S
	1,000	4.25%, due 7/3/19	1,000	(q)
	550	5.13%, due 5/3/22	549	(q)
	1,640	Trade & Development Bank of Mongolia LLC, 9.38%, due 5/19/20	1,797	(q)
	400	Turkiye Garanti Bankasi A/S, 4.75%, due 10/17/19	406	(q)
		Turkiye Vakiflar Bankasi TAO
	200	3.75%, due 4/15/18	200	(q)
	200	5.50%, due 10/27/21	201	(q)
	14,820	Westpac Banking Corp., 5 year USD ICE Swap + 2.89%, (5.00%), due 12/31/99	14,668	(b)(l)
		Yapi ve Kredi Bankasi A/S
	200	5.25%, due 12/3/18	203	(q)
	800	5.13%, due 10/22/19	811	(q)
	200	5.75%, due 2/24/22	204	(q)
			158,596

Beverages 0.2%
	4,675	Anheuser-Busch InBev Finance, Inc., 4.70%, due 2/1/36	5,161	(l)

Brokerage 0.0%(c)
	1,280	LPL Holdings, Inc., 5.75%, due 9/15/25	1,306	(k)

Building & Construction 0.4%
	525	CalAtlantic Group, Inc., 5.25%, due 6/1/26	550
		Lennar Corp.
	155	6.95%, due 6/1/18	157
	1,095	4.75%, due 11/15/22	1,135	(l)
	955	4.88%, due 12/15/23	986	(l)
	260	4.75%, due 5/30/25	266
	385	Meritage Homes Corp., 6.00%, due 6/1/25	415
	995	PulteGroup, Inc., 4.25%, due 3/1/21	1,019
	760	Ryland Group, Inc., 5.38%, due 10/1/22	806
		Standard Pacific Corp.
	815	8.38%, due 5/15/18	829
	420	8.38%, due 1/15/21	479
	785	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.63%, due 3/1/24	825	(k)(l)
		Toll Brothers Finance Corp.
	1,545	4.00%, due 12/31/18	1,563	(l)
	675	4.38%, due 4/15/23	694
	95	4.88%, due 11/15/25	99
	450	4.35%, due 2/15/28	445
			10,268

Building Materials 0.1%
	200	Cementos Progreso Trust, 7.13%, due 11/6/23	211	(q)
	1,205	HD Supply, Inc., 5.75%, due 4/15/24	1,289	(k)
		Jeld-Wen, Inc.
	180	4.63%, due 12/15/25	180	(k)
	180	4.88%, due 12/15/27	180	(k)
	470	USG Corp., 5.50%, due 3/1/25	495	(k)
			2,355

Cable & Satellite Television 1.3%
		Altice Luxembourg SA
	1,980	7.75%, due 5/15/22	1,901	(k)(l)
	900	7.63%, due 2/15/25	825	(k)(l)
		Altice US Finance I Corp.
	545	5.38%, due 7/15/23	558	(k)(l)
	1,185	5.50%, due 5/15/26	1,212	(k)(l)
	565	Altice US Finance II Corp., 7.75%, due 7/15/25	614	(k)(l)
		CCO Holdings LLC/CCO Holdings Capital Corp.
	1,440	5.25%, due 9/30/22	1,474	(l)
	2,825	5.13%, due 5/1/23	2,880	(k)(l)
	2,205	5.75%, due 2/15/26	2,282	(k)(l)
	730	5.13%, due 5/1/27	711	(k)(l)
	1,090	5.88%, due 5/1/27	1,123	(k)(l)
	1,860	5.00%, due 2/1/28	1,800	(k)(l)
		Cequel Communications Holdings I LLC/Cequel Capital Corp.
	940	6.38%, due 9/15/20	952	(k)(l)
	1,410	5.13%, due 12/15/21	1,415	(k)(l)
		CSC Holdings LLC
	2,086	10.88%, due 10/15/25	2,484	(k)(l)
	775	5.50%, due 4/15/27	785	(k)(l)
	1,190	CSC Holdings, Inc., 7.63%, due 7/15/18	1,215	(l)
		DISH DBS Corp.
	545	4.25%, due 4/1/18	546
	1,300	5.88%, due 11/15/24	1,233	(l)
	455	7.75%, due 7/1/26	467
		Numericable-SFR SA
	3,240	6.00%, due 5/15/22	3,169	(k)(l)
	760	6.25%, due 5/15/24	726	(k)
	2,380	7.38%, due 5/1/26	2,346	(k)(l)
	740	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.00%, due 1/15/25	758	(k)
	545	UPCB Finance IV Ltd., 5.38%, due 1/15/25	555	(k)
		Virgin Media Finance PLC
	530	5.25%, due 2/15/22	512
	365	6.00%, due 10/15/24	373	(k)
	1,520	Virgin Media Secured Finance PLC, 5.50%, due 8/15/26	1,558	(k)(l)
	2,585	Ziggo Secured Finance BV, 5.50%, due 1/15/27	2,566	(k)(l)
			37,040

Chemicals 0.3%
	400	Alpek SAB de CV, 4.50%, due 11/20/22	407	(q)
		Bluestar Finance Holdings Ltd.
	200	3.13%, due 9/30/19	199	(q)
	200	3 year CMT + 7.24%, (4.38%), due 12/29/49	202	(b)(q)
	400	Braskem Finance Ltd., 5.75%, due 4/15/21	427	(q)
	200	Braskem Netherlands Finance BV, 3.50%, due 1/10/23	198	(q)
	535	CF Industries, Inc., 5.38%, due 3/15/44	523	(l)
	600	CNAC HK Finbridge Co. Ltd., 3.50%, due 7/19/22	589	(q)
	300	Mexichem SAB de CV, 4.88%, due 9/19/22	317	(q)
		NOVA Chemicals Corp.
	855	5.25%, due 8/1/23	879	(k)
	1,510	4.88%, due 6/1/24	1,519	(k)
	1,185	5.00%, due 5/1/25	1,197	(k)(l)
	1,040	5.25%, due 6/1/27	1,037	(k)
		WR Grace & Co-Conn
	295	5.13%, due 10/1/21	309	(k)
	385	5.63%, due 10/1/24	415	(k)
			8,218

Coal 0.0%(c)
	200	Shandong Energy Australia Pty Ltd., 4.55%, due 7/26/20	199	(q)
	200	Yancoal International Resources Development Co. Ltd., 3 year CMT + 8.30%, (5.75%), due 12/31/99	203	(b)(q)
			402

Commercial Services 0.0%(c)
	630	Korea Expressway Corp., 3 month USD LIBOR + 0.70%, (2.44%), due 4/20/20	630	(b)(q)

Computers 1.5%
	8,195	Apple, Inc., 4.65%, due 2/23/46	9,321	(l)
	18,875	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.45%, due 6/15/23	20,282	(k)(l)
	11,710	HP Enterprise Co., 4.90%, due 10/15/25	12,264	(l)
			41,867

Consumer - Commercial Lease Financing 0.9%
		Aircastle Ltd.
	1,755	4.63%, due 12/15/18	1,779	(l)
	1,065	6.25%, due 12/1/19	1,117	(l)
	510	5.13%, due 3/15/21	535	(l)
	845	5.50%, due 2/15/22	897	(l)
	490	5.00%, due 4/1/23	513	(l)
		Navient Corp.
	505	5.50%, due 1/15/19	513
	2,980	4.88%, due 6/17/19	3,019	(l)
	625	8.00%, due 3/25/20	676
	770	5.88%, due 3/25/21	797
	380	6.63%, due 7/26/21	404
	1,365	5.88%, due 10/25/24	1,371
	530	6.75%, due 6/25/25	555
	1,485	OneMain Financial Holdings LLC, 7.25%, due 12/15/21	1,537	(k)
		Park Aerospace Holdings Ltd.
	3,715	5.25%, due 8/15/22	3,664	(k)(l)
	2,165	5.50%, due 2/15/24	2,142	(k)(l)
		SLM Corp.
	500	Ser. A, 8.45%, due 6/15/18	510
	1,445	6.13%, due 3/25/24	1,474
		Springleaf Finance Corp.
	510	8.25%, due 12/15/20	562
	930	7.75%, due 10/1/21	1,026
	1,365	6.13%, due 5/15/22	1,410
			24,501

Discount Stores 0.1%
		Dollar Tree, Inc.
	780	5.25%, due 3/1/20	792	(l)
	905	5.75%, due 3/1/23	944	(l)
			1,736

Diversified Financial Services 0.3%
	1,000	Banco BTG Pactual SA, 4.00%, due 1/16/20	991	(q)
	200	CCBL Cayman Corp. Ltd., 3.25%, due 7/28/20	199	(q)
	200	CDBL Funding 2, 2.63%, due 8/1/20	196	(q)
	200	GTLK Europe DAC, 5.95%, due 7/19/21	210	(q)
		Huarong Finance 2017 Co. Ltd.
	400	3.38%, due 1/24/20	398	(q)
	200	3 month USD LIBOR + 1.65%, (3.41%), due 4/27/20	202	(b)(q)
	400	3 month USD LIBOR + 1.85%, (3.61%), due 4/27/22	411	(b)(q)
	2,950	5 year CMT + 6.98%, (4.00%), due 12/31/99	2,910	(b)(q)
	600	5 year CMT + 7.77%, (4.50%), due 12/31/99	601	(b)(q)
		ICBCIL Finance Co. Ltd.
	2,000	3.00%, due 4/5/20	1,984	(q)
	800	3.20%, due 11/10/20	795	(q)
	200	JIC Zhixin Ltd., 3.00%, due 11/24/22	195	(q)
	400	Mestenio Ltd., 8.50%, due 1/2/20	418	(q)
	200	Rural Electrification Corp. Ltd., 3.07%, due 12/18/20	199	(q)
			9,709

Electric 0.3%
	4,600	1MDB Energy Ltd., 5.99%, due 5/11/22	4,943	(q)
	580	Comision Federal de Electricidad, 4.88%, due 5/26/21	607	(q)
	1,000	Eskom Holdings SOC Ltd., 5.75%, due 1/26/21	1,009	(q)
	400	Genneia SA, 8.75%, due 1/20/22	437	(q)
	800	Majapahit Holding BV, 7.75%, due 1/20/20	870	(q)
	600	Pampa Energia SA, 7.38%, due 7/21/23	648	(q)
	200	Perusahaan Listrik Negara PT, 5.50%, due 11/22/21	215	(q)
			8,729

Electric - Generation 0.5%
		Calpine Corp.
	1,725	6.00%, due 1/15/22	1,779	(k)(l)
	2,660	5.38%, due 1/15/23	2,627	(l)
		Dynegy, Inc.
	1,045	5.88%, due 6/1/23	1,069
	2,065	7.63%, due 11/1/24	2,231
	355	8.00%, due 1/15/25	386	(k)
	1,140	8.13%, due 1/30/26	1,257	(k)
		NRG Energy, Inc.
	605	6.25%, due 7/15/22	627
	2,325	7.25%, due 5/15/26	2,532	(l)
	2,730	6.63%, due 1/15/27	2,880	(l)
			15,388

Electric - Integrated 0.1%
	2,400	PPL Energy Supply LLC, 4.60%, due 12/15/21	2,269	(l)
		Talen Energy Supply LLC
	1,255	9.50%, due 7/15/22	1,312	(k)
	645	6.50%, due 6/1/25	537
			4,118

Electronics 0.1%
	810	Amkor Technology, Inc., 6.38%, due 10/1/22	833	(l)
	415	Flex Ltd., 5.00%, due 2/15/23	441
		Micron Technology, Inc.
	445	5.50%, due 2/1/25	467
	365	5.63%, due 1/15/26	384	(k)
	665	NXP BV/NXP Funding LLC, 4.13%, due 6/1/21	679	(k)(l)
	960	Sensata Technologies UK Financing Co. PLC, 6.25%, due 2/15/26	1,032	(k)(l)
			3,836

Energy - Alternate Sources 0.0%(c)
	200	Greenko Dutch BV, 4.88%, due 7/24/22	199	(q)
	274	Rio Energy SA/UGEN SA/UENSA SA, 6.88%, due 2/1/25	276	(k)(s)(t)
			475

Energy - Exploration & Production 0.8%
		Antero Resources Corp.
	1,270	5.38%, due 11/1/21	1,300	(l)
	1,270	5.13%, due 12/1/22	1,297	(l)
	45	5.00%, due 3/1/25	46	(l)
	1,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, due 4/1/22	1,101	(k)(l)
		Chesapeake Energy Corp.
	655	6.13%, due 2/15/21	671
	690	8.00%, due 1/15/25	697	(k)(l)
	1,155	8.00%, due 6/15/27	1,143	(k)
		Continental Resources, Inc.
	455	4.50%, due 4/15/23	461
	1,045	3.80%, due 6/1/24	1,024	(l)
	490	4.90%, due 6/1/44	489
		EP Energy LLC/Everest Acquisition Finance, Inc.
	745	7.75%, due 9/1/22	547
	2,710	6.38%, due 6/15/23	1,809	(l)
	1,850	9.38%, due 5/1/24	1,568	(k)
	705	Newfield Exploration Co., 5.38%, due 1/1/26	745	(l)
		Oasis Petroleum, Inc.
	525	6.50%, due 11/1/21	536
	665	6.88%, due 3/15/22	685	(l)
	400	PDC Energy, Inc., 6.13%, due 9/15/24	416
		Range Resources Corp.
	80	5.00%, due 8/15/22	80
	1,750	5.00%, due 3/15/23	1,746
	1,515	Sanchez Energy Corp., 6.13%, due 1/15/23	1,326	(l)
		SM Energy Co.
	855	6.13%, due 11/15/22	888
	570	5.00%, due 1/15/24	556
		Whiting Petroleum Corp.
	800	5.75%, due 3/15/21	828	(l)
	1,035	6.25%, due 4/1/23	1,065	(l)
	365	6.63%, due 1/15/26	374	(k)
	795	WPX Energy, Inc., 5.25%, due 9/15/24	805	(l)
			22,203

Engineering & Construction 0.0%(c)
	200	Chang Development Int'l Ltd., 3.63%, due 1/20/20	197	(q)

Food 0.9%
	11,555	Grupo Bimbo SAB de CV, 4.70%, due 11/10/47	11,434	(k)(l)
	1,000	JBS Investments GmbH, 7.75%, due 10/28/20	1,028	(q)
	7,060	Kroger Co., 4.45%, due 2/1/47	7,055
		Marfrig Holdings Europe BV
	600	6.88%, due 6/24/19	618	(q)
	2,670	8.00%, due 6/8/23	2,793	(q)
	2,140	Minerva Luxembourg SA, 6.50%, due 9/20/26	2,155	(q)
			25,083

Food & Drug Retail 0.1%
		Albertsons Cos. LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC
	1,970	6.63%, due 6/15/24	1,871	(l)
	1,595	5.75%, due 3/15/25	1,424	(l)
			3,295

Food - Wholesale 0.1%
		Post Holdings, Inc.
	1,095	5.50%, due 3/1/25	1,128	(k)
	635	5.75%, due 3/1/27	639	(k)
	1,035	5.63%, due 1/15/28	1,031	(k)
			2,798

Gaming 0.4%
		Boyd Gaming Corp.
	895	6.88%, due 5/15/23	947	(l)
	1,220	6.38%, due 4/1/26	1,308	(l)
	430	Eldorado Resorts, Inc., 7.00%, due 8/1/23	459
		GLP Capital L.P./GLP Financing II, Inc.
	950	4.38%, due 11/1/18	952	(l)
	2,065	4.88%, due 11/1/20	2,134	(l)
	1,095	5.38%, due 11/1/23	1,177	(l)
	200	5.38%, due 4/15/26	214
	545	Int'l Game Technology PLC, 5.63%, due 2/15/20	565	(k)
		MGM Resorts Int'l
	1,505	8.63%, due 2/1/19	1,584	(l)
	300	5.25%, due 3/31/20	311
	405	6.63%, due 12/15/21	441
	695	Scientific Games Int'l, Inc., 10.00%, due 12/1/22	760	(l)
	750	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, due 3/1/25	757	(k)(l)
			11,609

Gas 0.0%(c)
	200	Binhai Investment Co. Ltd., 4.45%, due 11/30/20	199	(q)

Gas Distribution 0.9%
	1,160	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, due 9/15/24	1,195	(l)
		Cheniere Corpus Christi Holdings LLC
	1,240	5.88%, due 3/31/25	1,336
	450	5.13%, due 6/30/27	465
	2,250	Cheniere Energy Partners L.P., 5.25%, due 10/1/25	2,292	(k)
		Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.
	455	6.25%, due 4/1/23	474
	345	5.75%, due 4/1/25	356
		DCP Midstream LLC
	295	9.75%, due 3/15/19	316	(k)
	910	6.75%, due 9/15/37	1,031	(k)(l)
	905	3 month USD LIBOR + 3.85%, (5.85%), due 5/21/43	872	(b)(k)(l)
	935	DCP Midstream Operating L.P., 5.60%, due 4/1/44	971
		Duke Energy Corp.
	350	8.13%, due 8/16/30	422
	500	6.45%, due 11/3/36	551	(k)
		Energy Transfer Equity L.P.
	1,895	7.50%, due 10/15/20	2,083	(l)
	605	5.88%, due 1/15/24	655
		NuStar Logistics L.P.
	125	8.40%, due 4/15/18	126
	565	4.80%, due 9/1/20	576
	175	6.75%, due 2/1/21	188
	190	4.75%, due 2/1/22	194
		Rockies Express Pipeline LLC
	815	6.85%, due 7/15/18	830	(k)
	300	6.00%, due 1/15/19	308	(k)
	1,455	5.63%, due 4/15/20	1,528	(k)(l)
	245	7.50%, due 7/15/38	293	(k)
	245	6.88%, due 4/15/40	287	(k)
	550	SemGroup Corp., 7.25%, due 3/15/26	569	(k)
	1,790	SemGroup Corp./Rose Rock Finance Corp., 5.63%, due 11/15/23	1,765	(l)
	1,615	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.75%, due 4/15/25	1,627	(l)
		Targa Resources Partners L.P./Targa Resources Partners Finance Corp.
	300	4.13%, due 11/15/19	301
	590	4.25%, due 11/15/23	583
	1,270	6.75%, due 3/15/24	1,356	(l)
	670	5.13%, due 2/1/25	675
	1,130	5.00%, due 1/15/28	1,119	(k)
		Williams Cos., Inc.
	845	Ser. A, 7.50%, due 1/15/31	1,056
	735	5.75%, due 6/24/44	810	(l)
			27,210

Health Facilities 0.6%
	185	Amsurg Corp., 5.63%, due 7/15/22	188	(l)
		CHS/Community Health Systems, Inc.
	359	8.00%, due 11/15/19	337	(l)
	465	7.13%, due 7/15/20	405	(l)
	855	6.88%, due 2/1/22	610	(l)
	935	Columbia/HCA Corp., 7.69%, due 6/15/25	1,058	(l)
	195	Envision Healthcare Corp., 5.13%, due 7/1/22	194	(k)
		HCA, Inc.
	605	5.88%, due 3/15/22	651
	1,290	4.75%, due 5/1/23	1,340	(l)
	1,895	5.00%, due 3/15/24	1,976	(l)
	1,130	5.25%, due 4/15/25	1,186	(l)
	535	LifePoint Health, Inc., 5.88%, due 12/1/23	536
		MPT Operating Partnership L.P./MPT Finance Corp.
	1,205	6.38%, due 3/1/24	1,284	(l)
	1,505	5.50%, due 5/1/24	1,550	(l)
	1,545	5.25%, due 8/1/26	1,591	(l)
	1,870	5.00%, due 10/15/27	1,852
		Tenet Healthcare Corp.
	535	7.50%, due 1/1/22	566	(k)(l)
	345	8.13%, due 4/1/22	356
	660	6.75%, due 6/15/23	651
	837	4.63%, due 7/15/24	822	(k)
	285	6.88%, due 11/15/31	249
	500	THC Escrow Corp., 7.00%, due 8/1/25	489	(k)
			17,891

Health Services 0.2%
		DaVita HealthCare Partners, Inc.
	1,265	5.13%, due 7/15/24	1,275
	395	5.00%, due 5/1/25	394
	1,285	DaVita, Inc., 5.75%, due 8/15/22	1,324	(l)
	705	IMS Health, Inc., 5.00%, due 10/15/26	718	(k)
		Service Corp. Int'l
	685	5.38%, due 1/15/22	700
	1,065	5.38%, due 5/15/24	1,118	(l)
			5,529

Healthcare - Products 0.3%
	7,615	Abbott Laboratories, 4.90%, due 11/30/46	8,686	(l)

Hotels 0.1%
	1,640	ESH Hospitality, Inc., 5.25%, due 5/1/25	1,652	(k)(l)
	965	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.63%, due 4/1/25	973
			2,625

Household Products - Wares 0.0%(c)
	500	Controladora Mabe SA de CV, 7.88%, due 10/28/19	537	(q)

Insurance 0.0%(c)
	200	Kyobo Life Insurance Co. Ltd., 5 year CMT + 2.09%, (3.95%), due 7/24/47	201	(b)(q)

Investment Companies 0.0%(c)
	200	Huarong Finance Co. Ltd., 4.00%, due 7/17/19	201	(q)
	400	Huarong Finance II Co. Ltd., 2.88%, due 11/22/19	395	(q)
	200	Zhongyuan Sincere Investment Co. Ltd., 3.75%, due 1/19/21	199	(q)
			795

Investments & Misc. Financial Services 0.1%
		MSCI, Inc.
	1,805	5.25%, due 11/15/24	1,879	(k)(l)
	870	5.75%, due 8/15/25	922	(k)(l)
			2,801

Iron - Steel 0.4%
	200	CSN Resources SA, 6.50%, due 7/21/20	193	(q)
	400	Gerdau Holdings, Inc., 7.00%, due 1/20/20	427	(q)
	600	HeSteel Hong Kong Co. Ltd., 4.25%, due 4/7/20	600	(q)
	1,200	JSW Steel Ltd., 4.75%, due 11/12/19	1,214	(q)
	400	Shougang Group Co. Ltd., 3.38%, due 12/9/19	399	(q)
		Vale Overseas Ltd.
	600	5.88%, due 6/10/21	652
	6,765	6.25%, due 8/10/26	7,846	(l)
			11,331

Lodging 0.0%(c)
	1,150	Studio City Co. Ltd., 7.25%, due 11/30/21	1,213	(q)

Machinery 0.1%
		CNH Industrial Capital LLC
	400	3.38%, due 7/15/19	403	(l)
	510	4.88%, due 4/1/21	535	(l)
	640	4.38%, due 4/5/22	661	(l)
	525	CNH Industrial NV, 4.50%, due 8/15/23	547	(l)
	330	Manitowoc Foodservice, Inc., 9.50%, due 2/15/24	373
			2,519

Managed Care 0.1%
		Centene Corp.
	775	4.75%, due 5/15/22	806	(l)
	180	6.13%, due 2/15/24	191
	860	MPH Acquisition Holdings LLC, 7.13%, due 6/1/24	924	(k)(l)
			1,921

Media 2.2%
		Charter Communications Operating LLC/Charter Communications Operating Capital
	20,845	4.91%, due 7/23/25	21,796	(l)
	8,330	6.48%, due 10/23/45	9,789	(l)
	11,990	5.38%, due 5/1/47	12,380	(l)
		Discovery Communications LLC
	6,980	5.00%, due 9/20/37	7,129	(l)
	5,525	5.20%, due 9/20/47	5,656
	1,400	Telenet Finance Luxembourg Notes Sarl, 5.50%, due 3/1/28	1,384	(k)
	4,555	Viacom, Inc., 4.38%, due 3/15/43	4,169	(l)
	400	VTR Finance BV, 6.88%, due 1/15/24	421	(q)
			62,724

Media Content 0.5%
	585	AMC Networks, Inc., 4.75%, due 8/1/25	584
		Gannett Co., Inc.
	668	5.13%, due 10/15/19	676
	885	5.13%, due 7/15/20	902
		Gray Television, Inc.
	660	5.13%, due 10/15/24	663	(k)
	280	5.88%, due 7/15/26	288	(k)
		Netflix, Inc.
	1,420	5.50%, due 2/15/22	1,502	(l)
	480	4.38%, due 11/15/26	469
	525	4.88%, due 4/15/28	521	(k)
		Sinclair Television Group, Inc.
	705	5.38%, due 4/1/21	715
	630	5.13%, due 2/15/27	625	(k)
		Sirius XM Radio, Inc.
	155	4.63%, due 5/15/23	157	(k)
	2,100	6.00%, due 7/15/24	2,195	(k)(l)
	1,275	5.38%, due 7/15/26	1,302	(k)(l)
	990	5.00%, due 8/1/27	983	(k)
	865	Tribune Media Co., 5.88%, due 7/15/22	890
		Univision Communications, Inc.
	176	6.75%, due 9/15/22	183	(k)
	2,575	5.13%, due 5/15/23	2,563	(k)(l)
			15,218

Medical Products 0.1%
		Fresenius Medical Care US Finance II, Inc.
	1,105	6.50%, due 9/15/18	1,132	(k)(l)
	540	5.88%, due 1/31/22	586	(k)
		Hologic, Inc.
	830	5.25%, due 7/15/22	862	(k)
	995	4.38%, due 10/15/25	995	(k)
	355	4.63%, due 2/1/28	355	(k)
			3,930

Metals - Mining Excluding Steel 0.6%
	495	Alcoa, Inc., 5.13%, due 10/1/24	523	(l)
		First Quantum Minerals Ltd.
	935	7.00%, due 2/15/21	968	(k)(l)
	1,100	7.25%, due 5/15/22	1,141	(k)(l)
		FMG Resources (August 2006) Pty Ltd.
	1,465	9.75%, due 3/1/22	1,616	(k)(l)
	500	4.75%, due 5/15/22	507	(k)
	315	5.13%, due 5/15/24	319	(k)
		Freeport-McMoRan, Inc.
	920	2.38%, due 3/15/18	920	(l)
	1,060	4.00%, due 11/14/21	1,071
	400	3.55%, due 3/1/22	397
	1,535	3.88%, due 3/15/23	1,525	(l)
	1,840	5.40%, due 11/14/34	1,919	(l)
	1,185	5.45%, due 3/15/43	1,218
	725	Hudbay Minerals, Inc., 7.63%, due 1/15/25	797	(k)(l)
	870	Novelis Corp., 5.88%, due 9/30/26	896	(k)(l)
		Teck Resources Ltd.
	445	4.75%, due 1/15/22	461
	1,550	6.25%, due 7/15/41	1,796	(l)
			16,074

Mining 0.2%
	700	China Minmetals Corp., 5 year CMT + 4.72%, (3.75%), due 12/31/99	681	(b)(q)
	200	Cia Brasileira de Aluminio, 6.75%, due 4/5/21	216	(q)
	800	Gold Fields Orogen Holdings BVI Ltd., 4.88%, due 10/7/20	820	(q)
	400	Minera y Metalurgica del Boleo SA de CV, 2.88%, due 5/7/19	399	(q)
	200	Nord Gold SE, 6.38%, due 5/7/18	201	(q)
	1,400	Vedanta Resources PLC, 6.38%, due 7/30/22	1,460	(q)
	2,110	VM Holding SA, 5.38%, due 5/4/27	2,237	(q)
			6,014

Miscellaneous Manufacturer 1.2%
	34,365	General Electric Co., Ser. D, 3 month USD LIBOR + 3.33%, (5.00%), due 12/29/49	34,709	(b)(l)

Multi-National 0.6%
	800	Banque Ouest Africaine de Developpement, 5.50%, due 5/6/21	843	(q)
		IFC Discount Notes
	10,000	0.34%, due 2/20/18	9,993	(h)(l)
	5,000	0.88%, due 4/16/18	4,985	(h)
			15,821

Oil & Gas 2.0%
	5,775	Canadian Natural Resources Ltd., 6.25%, due 3/15/38	7,273	(l)
	200	Ecopetrol SA, 7.63%, due 7/23/19	214
	200	Gazprom OAO Via Gaz Capital SA, 8.15%, due 4/11/18	202	(q)
	360	Harvest Operations Corp., 3.00%, due 9/21/22	353	(k)
	6,990	Hess Corp., 4.30%, due 4/1/27	7,028	(l)
		KazMunayGas National Co. JSC
	420	9.13%, due 7/2/18	431	(q)
	2,500	6.38%, due 4/9/21	2,704	(q)
	900	3.88%, due 4/19/22	908	(q)
	2,170	5.75%, due 4/19/47	2,312	(q)
	8,080	Noble Energy, Inc., 5.25%, due 11/15/43	8,992	(l)
		Petrobras Global Finance BV
	200	3 month USD LIBOR + 2.88%, (4.48%), due 3/17/20	204	(b)
	1,400	8.38%, due 5/23/21	1,595
	400	6.13%, due 1/17/22	426
	2,000	7.38%, due 1/17/27	2,218
	600	Petrobras Int'l Finance Co., 5.38%, due 1/27/21	625
		Petroleos Mexicanos
	850	4.88%, due 1/24/22	884
	820	3 month USD LIBOR + 3.65%, (5.19%), due 3/11/22	903	(b)(q)
	840	5.38%, due 3/13/22	890	(q)
	8,265	6.50%, due 3/13/27	9,029	(k)(l)
	2,080	6.75%, due 9/21/47	2,179
		State Oil Co. of the Azerbaijan Republic
	3,140	4.75%, due 3/13/23	3,211	(q)
	2,450	6.95%, due 3/18/30	2,823	(q)
	600	YPF SA, 8.50%, due 3/23/21	664	(q)
			56,068

Oil Field Equipment & Services 0.1%
		Precision Drilling Corp.
	470	6.50%, due 12/15/21	479
	365	7.75%, due 12/15/23	392
	1,400	5.25%, due 11/15/24	1,365	(l)
			2,236

Packaging 0.4%
		Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
	400	4.25%, due 9/15/22	402	(k)(l)
	1,350	6.00%, due 2/15/25	1,394	(k)(l)
		Ball Corp.
	540	4.38%, due 12/15/20	554	(l)
	735	5.00%, due 3/15/22	775	(l)
	1,040	Berry Plastics Corp., 5.13%, due 7/15/23	1,080	(l)
	720	BWAY Holding Co., 5.50%, due 4/15/24	746	(k)(l)
	730	Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, due 2/1/26	736	(k)
	1,320	Owens-Brockway Glass Container, Inc., 5.00%, due 1/15/22	1,374	(k)
		Reynolds Group Issuer, Inc.
	2,287	5.75%, due 10/15/20	2,324	(l)
	444	6.88%, due 2/15/21	451
	1,600	5.13%, due 7/15/23	1,648	(k)(l)
	480	Sealed Air Corp., 5.50%, due 9/15/25	517	(k)
			12,001

Personal & Household Products 0.1%
	970	Energizer Holdings, Inc., 4.70%, due 5/24/22	987	(l)
	345	Kronos Acquisition Holdings, Inc., 9.00%, due 8/15/23	339	(k)
	410	Spectrum Brands, Inc., 5.75%, due 7/15/25	431
			1,757

Pharmaceuticals 0.6%
	8,080	AbbVie, Inc., 4.70%, due 5/14/45	8,849
	1,195	Endo Finance LLC & Endo Finco, Inc., 5.38%, due 1/15/23	932	(k)(l)
		Endo Ltd./Endo Finance LLC/Endo Finco, Inc.
	1,845	6.00%, due 7/15/23	1,446	(k)
	650	6.00%, due 2/1/25	489	(k)
	425	Mallinckrodt Int'l Finance SA/Mallinckrodt CB LLC, 5.50%, due 4/15/25	345	(k)
	600	Teva Pharmaceutical Finance Netherlands III BV, 1.70%, due 7/19/19	587
		Valeant Pharmaceuticals Int'l, Inc.
	2,915	5.88%, due 5/15/23	2,632	(k)(l)
	1,300	5.50%, due 11/1/25	1,314	(k)
			16,594

Pipelines 1.5%
		Energy Transfer Partners L.P.
	3,000	4.20%, due 4/15/27	2,973
	5,715	6.50%, due 2/1/42	6,565	(l)
	12,360	Ser. B, 3 month USD LIBOR + 4.16%, (6.63%), due 12/31/99	12,359	(b)(l)
	10,835	Kinder Morgan, Inc., 5.55%, due 6/1/45	11,954	(l)
	8,035	MPLX LP, 4.13%, due 3/1/27	8,162	(l)
	163	Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.30%, due 9/30/20	168	(q)
	400	Transportadora de Gas Int'l SA ESP, 5.70%, due 3/20/22	408	(q)
			42,589

Printing & Publishing 0.2%
	1,405	Harland Clarke Holdings Corp., 8.38%, due 8/15/22	1,465	(k)
		R.R. Donnelley & Sons Co.
	1,454	7.63%, due 6/15/20	1,556
	700	7.88%, due 3/15/21	730
	535	6.50%, due 11/15/23	526
	662	6.00%, due 4/1/24	632
			4,909

Real Estate 0.2%
	2,100	China Evergrande Group, 8.75%, due 6/28/25	2,163	(q)
	400	Country Garden Holdings Co. Ltd., 7.50%, due 3/9/20	415	(q)
	200	Franshion Brilliant Ltd., 5.75%, due 3/19/19	205	(q)
	400	InRetail Shopping Malls, 6.50%, due 7/9/21	416	(q)
	200	MAF Global Securities Ltd., 5 year USD ICE Swap + 5.70%, (7.13%), due 10/29/49	204	(b)(q)
	600	Moon Wise Global Ltd., 5 year CMT + 12.37%, (9.00%), due 1/29/49	623	(b)(q)
	600	Poly Real Estate Finance Ltd., 5.25%, due 4/25/19	611	(q)
	1,000	Qatari Diar Finance Co., 5.00%, due 7/21/20	1,043	(q)
	600	RKI Overseas Finance 2016 A Ltd., 5.00%, due 8/9/19	603	(q)
	400	Shimao Property Holdings Ltd., 8.38%, due 2/10/22	434	(q)
	200	Wisdom Glory Group Ltd., 3 year CMT + 8.67%, (5.25%), due 12/31/99	200	(b)(q)
			6,917

Real Estate Dev. & Mgt. 0.0%(c)
	535	Realogy Group LLC/Realogy Co-Issuer Corp., 4.50%, due 4/15/19	540	(k)

Real Estate Investment Trusts 0.2%
	4,235	Entertainment Properties Trust, 5.75%, due 8/15/22	4,563	(l)
	1,840	Sabra Health Care L.P./Sabra Capital Corp., 5.50%, due 2/1/21	1,888	(l)
	565	Starwood Property Trust, Inc., 3.63%, due 2/1/21	566	(k)
			7,017

Recreation & Travel 0.1%
	255	Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp., 5.38%, due 4/15/27	266	(k)(l)
	1,350	NCL Corp. Ltd., 4.75%, due 12/15/21	1,392	(k)(l)
	690	Six Flags Entertainment Corp., 4.88%, due 7/31/24	700	(k)
			2,358

Regional(state/province) 0.1%
	1,806	Brazil Loan Trust 1, 5.48%, due 7/24/23	1,888	(q)
	1,310	Brazil Minas SPE via State of Minas Gerais, 5.33%, due 2/15/28	1,330	(q)
			3,218

Restaurants 0.1%
		1011778 BC ULC/New Red Finance, Inc.
	740	4.63%, due 1/15/22	756	(k)(l)
	1,605	4.25%, due 5/15/24	1,577	(k)
	570	5.00%, due 10/15/25	571	(k)
	1,180	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, due 6/1/26	1,203	(k)
			4,107

Retail 0.0%(c)
	400	Lotte Shopping Business Management Hong Kong Ltd., 2.38%, due 9/5/20	392	(q)

Semiconductors 0.5%
	15,485	Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, due 1/15/27	15,071	(k)(l)

Software 0.3%
	6,855	Microsoft Corp., 4.50%, due 2/6/57	7,866	(l)

Software - Services 0.5%
		First Data Corp.
	1,005	7.00%, due 12/1/23	1,058	(k)(l)
	3,265	5.00%, due 1/15/24	3,351	(k)(l)
	1,110	Infor Software Parent LLC/Infor Software Parent, Inc., 7.125% Cash/7.88% PIK, due 5/1/21	1,132	(k)(l)(r)
	1,125	j2 Cloud Services LLC/j2 Global Co-Obligor, Inc., 6.00%, due 7/15/25	1,190	(k)
		Nuance Communications, Inc.
	346	5.38%, due 8/15/20	349	(k)
	1,780	6.00%, due 7/1/24	1,885
	1,695	Open Text Corp., 5.88%, due 6/1/26	1,784	(k)(l)
	1,780	Rackspace Hosting, Inc., 8.63%, due 11/15/24	1,893	(k)(l)
	625	Symantec Corp., 5.00%, due 4/15/25	637	(k)
			13,279

Specialty Retail 0.1%
	330	Hanesbrands, Inc., 4.88%, due 5/15/26	333	(k)
	685	Liberty Media Corp., 8.50%, due 7/15/29	764	(l)
	270	PetSmart, Inc., 5.88%, due 6/1/25	208	(k)
		QVC, Inc.
	735	3.13%, due 4/1/19	736	(l)
	460	5.45%, due 8/15/34	455
			2,496

Steel Producers - Products 0.1%
	315	ArcelorMittal, 7.00%, due 3/1/41	400	(l)
	645	Big River Steel LLC/BRS Finance Corp., 7.25%, due 9/1/25	692	(k)(l)
	555	Steel Dynamics, Inc., 5.50%, due 10/1/24	577
			1,669

Support - Services 0.6%
	1,225	ADT Corp., 4.88%, due 7/15/32	1,161	(k)(l)
	2,625	Anna Merger Sub, Inc., 7.75%, due 10/1/22	1,811	(k)(l)
		Aramark Services, Inc.
	805	5.13%, due 1/15/24	830	(l)
	625	5.00%, due 2/1/28	634	(k)
	510	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.25%, due 3/15/25	501	(k)(l)
		Hertz Corp.
	590	5.88%, due 10/15/20	590
	380	7.63%, due 6/1/22	397	(k)
	2,825	5.50%, due 10/15/24	2,530	(k)(l)
	1,815	IHS Markit Ltd., 5.00%, due 11/1/22	1,919	(k)(l)
	275	Iron Mountain U.S. Holdings, Inc., 5.38%, due 6/1/26	275	(k)
		Iron Mountain, Inc.
	1,465	6.00%, due 8/15/23	1,529	(l)
	2,485	5.75%, due 8/15/24	2,494	(l)
	545	5.25%, due 3/15/28	530	(k)
	1,870	Olympus Merger Sub, Inc., 8.50%, due 10/15/25	1,842	(k)
	560	ServiceMaster Co. LLC, 5.13%, due 11/15/24	562	(k)
		United Rental N.A., Inc.
	190	4.63%, due 7/15/23	197
	770	5.75%, due 11/15/24	811
			18,613

Tech Hardware & Equipment 0.6%
		CDW LLC/CDW Finance Corp.
	970	5.00%, due 9/1/23	997	(l)
	390	5.00%, due 9/1/25	396	(l)
	850	CommScope Technologies LLC, 6.00%, due 6/15/25	894	(k)
		Diamond 1 Finance Corp./Diamond 2 Finance Corp.
	1,650	5.88%, due 6/15/21	1,709	(k)(l)
	8,140	6.02%, due 6/15/26	8,911	(k)(l)
	2,290	EMC Corp., 1.88%, due 6/1/18	2,280	(l)
	695	Project Homestake Merger Corp., 8.88%, due 3/1/23	666	(k)
	1,780	Western Digital Corp., 10.50%, due 4/1/24	2,081	(l)
			17,934

Telecom - Satellite 0.1%
	551	Hughes Satellite Systems Corp., 6.50%, due 6/15/19	575
	1,140	Intelsat Jackson Holdings SA, 5.50%, due 8/1/23	895
	636	Intelsat Luxembourg SA, 8.13%, due 6/1/23	270
			1,740

Telecom - Wireless 0.4%
		Sprint Corp.
	1,020	7.88%, due 9/15/23	1,077	(l)
	2,620	7.13%, due 6/15/24	2,656	(l)
		Sprint Nextel Corp.
	760	9.00%, due 11/15/18	795	(k)
	495	6.00%, due 11/15/22	494
		T-Mobile USA, Inc.
	1,830	6.00%, due 3/1/23	1,915	(l)
	455	6.00%, due 4/15/24	483
	385	4.50%, due 2/1/26	387
	410	4.75%, due 2/1/28	412
	2,305	Wind Tre SpA, 5.00%, due 1/20/26	2,092	(k)
			10,311

Telecom - Wireline Integrated & Services 0.8%
	2,695	Citizens Communications Co., 9.00%, due 8/15/31	1,759	(l)
	3,910	Embarq Corp., 8.00%, due 6/1/36	3,783	(l)
	660	Equinix, Inc., 5.88%, due 1/15/26	701
		Frontier Communications Corp.
	360	8.13%, due 10/1/18	367	(l)
	270	6.25%, due 9/15/21	221
	410	7.13%, due 1/15/23	279
	440	7.63%, due 4/15/24	290
	5,420	11.00%, due 9/15/25	4,241	(l)
		Level 3 Financing, Inc.
	1,460	5.38%, due 8/15/22	1,482	(l)
	960	5.13%, due 5/1/23	962	(l)
	720	5.38%, due 1/15/24	716	(l)
	1,315	SoftBank Group Corp., 4.50%, due 4/15/20	1,336	(k)(l)
	1,275	Telecom Italia Capital SA, 6.00%, due 9/30/34	1,422	(l)
	1,835	U.S. West Communications Group, 6.88%, due 9/15/33	1,787	(l)
		Zayo Group LLC/Zayo Capital, Inc.
	580	6.00%, due 4/1/23	607
	665	6.38%, due 5/15/25	697
	1,765	5.75%, due 1/15/27	1,794	(k)(l)
			22,444

Telecommunications 1.4%
		AT&T, Inc.
	8,355	4.75%, due 5/15/46	8,162	(l)
	14,540	5.45%, due 3/1/47	15,538	(l)
	200	Comcel Trust via Comunicaciones Celulares SA, 6.88%, due 2/6/24	211	(q)
	400	Digicel Ltd., 6.00%, due 4/15/21	396	(q)
	2,085	Liquid Telecommunications Financing PLC, 8.50%, due 7/13/22	2,227	(k)
	400	VEON Holdings BV, 5.20%, due 2/13/19	405	(q)
		Verizon Communications, Inc.
	5,250	4.13%, due 8/15/46	4,907	(l)
	9,424	4.67%, due 3/15/55	9,233	(l)
			41,079

Theaters & Entertainment 0.1%
		AMC Entertainment Holdings, Inc.
	1,270	5.75%, due 6/15/25	1,239	(l)
	1,545	6.13%, due 5/15/27	1,509	(l)
	975	Regal Entertainment Group, 5.75%, due 3/15/22	1,004	(l)
			3,752

Transportation 0.0%(c)
	200	Rumo Luxembourg Sarl, 7.38%, due 2/9/24	218	(q)

		Total Corporate Bonds (Cost $960,945)	985,908

Municipal Notes 1.9%

Alabama 0.2%
	5,500	Alabama Federal Aid Hwy. Fin. Au. Spec. Oblig. Rev., Ser. 2017-A, 5.00%, due 9/1/30	6,580

California 0.5%
	3,580	California Ed. Facs. Au. Rev. Ref. (Stanford Univ.), Ser. 2012-U-2, 5.00%, due 10/1/32	4,511
		California St. Dept. of Wtr. Res. Ctr. Valley Proj. Rev. Ref. (Wtr. Sys.)
	735	Ser. 2017-AX, 5.00%, due 12/1/30	893
	2,130	Ser. 2017-AX, 5.00%, due 12/1/31	2,574
	5,500	California St. Var. Purp. G.O. Ref., Ser. 2017, 5.00%, due 11/1/28	6,643
			14,621

Massachusetts 0.2%
	3,665	Massachusetts Wtr. Res. Au. Rev. Ref., Ser. 2007-B, (AGM Insured), 5.25%, due 8/1/32	4,721

New Jersey 0.0%(c)
	710	South Jersey Port Corp. Rev. (Sub-Marine Term), Ser. 2017-B, 5.00%, due 1/1/48	754

Texas 0.4%
	2,825	Alamo Comm. College Dist. G. O. Ref., Ser. 2017, 5.00%, due 8/15/27	3,414
	2,615	Harris Co. Flood Ctrl. Dist. Rev. Ref., Ser. 2017-A, 5.00%, due 10/1/33	3,087
	1,465	Hays Cons. Independent Sch. Dist. G. O. (Sch. Bldg.), Ser. 2017, 5.00%, due 2/15/29	1,745
	3,665	Texas Wtr. Dev. Board Rev., Ser. 2017-A, 5.00%, due 10/15/31	4,378
			12,624

Virginia 0.2%
	5,500	Virginia College Bldg. Au. Ed. Facs. Rev. Ref. (21st century College & Equipment Prog.), Ser. 2017-E, 5.00%, due 2/1/30	6,596

Washington 0.2%
	3,665	Washington St. G.O., Ser. 2016-2017-A, 5.00%, due 8/1/29	4,315

Wisconsin 0.2%
	3,665	Wisconsin St. G.O. Ref., Ser. 2017-3, 5.00%, due 11/1/28	4,398

		Total Municipal Notes (Cost $55,937)	54,609

Asset-Backed Securities 13.6%
	5,263	Aames Mortgage Investment Trust, Ser. 2005-4, Class M3, 1 month USD LIBOR + 0.78%, (2.34%), due 10/25/35	5,177	(b)
		Accredited Mortgage Loan Trust
	1,197	Ser. 2005-4, Class A2D, 1 month USD LIBOR + 0.32%, (1.88%), due 12/25/35	1,193	(b)
	4,732	Ser. 2006-1, Class A4, 1 month USD LIBOR + 0.28%, (1.84%), due 4/25/36	4,619	(b)
	8,754	Aegis Asset Backed Securities Trust, Ser. 2005-3, Class M2, 1 month USD LIBOR + 0.48%, (2.04%), due 8/25/35	8,634	(b)
	5,087	Ally Auto Receivables Trust, Ser. 2017-3, Class A2, 1.53%, due 3/16/20	5,076
		Ameriquest Mortgage Securities, Inc.
	6,400	Ser. 2005-R5, Class M4, 1 month USD LIBOR + 0.95%, (2.51%), due 7/25/35	6,325	(b)
	3,960	Ser. 2005-R7, Class M2, 1 month USD LIBOR + 0.50%, (2.06%), due 9/25/35	3,974	(b)
	3,555	Ser. 2005-R8, Class M3, 1 month USD LIBOR + 0.51%, (2.07%), due 10/25/35	3,479	(b)
		Apidos CLO XXVIII
	500	Ser. 2017-28A, Class C, 3 month USD LIBOR + 2.50%, (4.19%), due 1/20/31	501	(b)(k)
	500	Ser. 2017-28A, Class D, 3 month USD LIBOR + 5.50%, (7.19%), due 1/20/31	500	(b)(k)
	2,000	Ares XLV CLO Ltd., Ser. 2017-45A, Class E, 3 month USD LIBOR + 6.10%, (7.46%), due 10/15/30	2,051	(b)(k)
		Argent Securities, Inc.
	620	Ser. 2003-W3, Class M1, 1 month USD LIBOR + 1.13%, (2.69%), due 9/25/33	588	(b)
	3,975	Ser. 2004-W10, Class M1, 1 month USD LIBOR + 0.90%, (2.46%), due 10/25/34	3,870	(b)
	8,150	Ser. 2005-W2, Class M1, 1 month USD LIBOR + 0.49%, (2.05%), due 10/25/35	8,125	(b)
		Asset Backed Securities Corp. Home Equity
	501	Ser. 2004-HE5, Class M2, 1 month USD LIBOR + 1.88%, (3.44%), due 8/25/34	496	(b)
	832	Ser. 2006-HE1, Class A3, 1 month USD LIBOR + 0.20%, (1.76%), due 1/25/36	825	(b)
	3,300	Assurant CLO I Ltd., Ser. 2017-1A, Class E, 3 month USD LIBOR + 6.46%, (8.20%), due 10/20/29	3,400	(b)(k)
	1,300	Babson CLO Ltd., Ser. 2015-2A, Class ER, 3 month USD LIBOR + 6.45%, (8.19%), due 10/20/30	1,341	(b)(k)
		Bear Stearns Asset Backed Securities I Trust
	1,508	Ser. 2005-TC1, Class M1, 1 month USD LIBOR + 0.66%, (2.22%), due 5/25/35	1,512	(b)
	6,730	Ser. 2005-AQ2, Class M1, 1 month USD LIBOR + 0.49%, (2.05%), due 9/25/35	6,659	(b)
	2,797	Ser. 2006-HE1, Class 1M3, 1 month USD LIBOR + 0.46%, (2.02%), due 12/25/35	2,721	(b)
		Bear Stearns Asset Backed Securities Trust
	1,611	Ser. 2004-SD3, Class M2, 1 month USD LIBOR + 1.88%, (3.44%), due 9/25/34	1,591	(b)
	362	Ser. 2006-HE1, Class 2M1, 1 month USD LIBOR + 0.41%, (2.17%), due 2/25/36	362	(b)
	7,265	Ser. 2006-SD2, Class M2, 1 month USD LIBOR + 0.80%, (2.36%), due 6/25/36	6,722	(b)
	3,000	Benefit Street Partners CLO XII Ltd., Ser. 2017-12A, Class D, 3 month USD LIBOR + 6.41%, (7.76%), due 10/15/30	3,087	(b)(k)
	650	Canyon Capital CLO Ltd., Ser. 2014-1A, Class DR, 3 month USD LIBOR + 5.50%, (7.27%), due 1/30/31	650	(b)(f)(k)(v)
		Capital One Multi-Asset Execution Trust
	5,440	Ser. 2015-A1, Class A1, 1.39%, due 1/15/21	5,438
	3,530	Ser. 2016-A1, Class A1, 1 month LIBOR + 0.45%, (2.01%), due 2/15/22	3,544	(b)
	26,850	Ser. 2014-A4, Class A4, 1 month LIBOR + 0.36%, (1.92%), due 6/15/22	26,952	(b)(l)
		Carbone CLO Ltd.
	1,000	Ser. 2017-1A, Class C, 3 month USD LIBOR + 2.60%, (4.27%), due 1/20/31	1,000	(b)(k)
	1,000	Ser. 2017-1A, Class D, 3 month USD LIBOR + 5.90%, (7.57%), due 1/20/31	999	(b)(k)
	1,120	Carlyle US CLO Ltd, Ser. 2017-5A, Class D, 3 month USD LIBOR + 5.30%, (7.03%), due 1/20/30	1,120	(b)(f)(k)(v)
		Carrington Mortgage Loan Trust
	1,050	Ser. 2005-OPT2, Class M4, 1 month USD LIBOR + 0.98%, (2.54%), due 5/25/35	1,060	(b)
	1,996	Ser. 2005-NC3, Class M2, 1 month USD LIBOR + 0.46%, (2.02%), due 6/25/35	2,004	(b)
	11,410	Ser. 2005-NC5, Class M1, 1 month USD LIBOR + 0.48%, (2.04%), due 10/25/35	11,382	(b)
	8,605	Ser. 2006-NC1, Class A4, 1 month USD LIBOR + 0.31%, (1.87%), due 1/25/36	8,498	(b)
	12,000	Ser. 2006-RFC1, Class A4, 1 month USD LIBOR + 0.24%, (1.80%), due 5/25/36	11,828	(b)(l)
	24,785	Chase Issuance Trust, Ser. 2016-A2, Class A, 1.37%, due 6/15/21	24,493
		Citigroup Mortgage Loan Trust, Inc.
	104	Ser. 2005-HE2, Class M1, 1 month USD LIBOR + 0.75%, (2.31%), due 5/25/35	104	(b)(k)
	967	Ser. 2006-WFH1, Class M2, 1 month USD LIBOR + 0.56%, (2.12%), due 1/25/36	968	(b)
	643	Ser. 2006-AMC1, Class A2B, 1 month USD LIBOR + 0.16%, (1.72%), due 9/25/36	528	(b)
	4,460	Countrywide Asset-Backed Certificates, Ser. 2005-15, Class M1, 1 month USD LIBOR + 0.45%, (2.01%), due 3/25/36	4,268	(b)
		Dryden 53 CLO Ltd.
	300	Ser. 2017-53A, Class D, 3 month USD LIBOR + 2.40%, (4.10%), due 1/15/31	300	(b)(k)
	750	Ser. 2017-53A, Class E, 3 month USD LIBOR + 5.30%, (7.00%), due 1/15/31	750	(b)(k)
	2,350	Dryden 54 Senior Loan Fund, Ser. 2017-54A, Class E, 3 month USD LIBOR + 6.20%, (7.55%), due 10/19/29	2,415	(b)(k)
		Eaton Vance CLO Ltd.
	1,100	Ser. 2015-1A, Class DR, 3 month USD LIBOR + 2.50%, (3.98%), due 1/20/30	1,100	(b)(k)
	900	Ser. 2015-1A, Class ER, 3 month USD LIBOR + 5.60%, (7.08%), due 1/20/30	917	(b)(k)
		Ellington Loan Acquisition Trust
	2,980	Ser. 2007-2, Class A2C, 1 month USD LIBOR + 1.10%, (2.66%), due 5/25/37	2,965	(b)(k)
	5,007	Ser. 2007-1, Class A2C, 1 month USD LIBOR + 1.25%, (2.81%), due 5/25/37	5,040	(b)(k)
	3,084	EquiFirst Mortgage Loan Trust, Ser. 2003-2, Class 1A1, 1 month USD LIBOR + 1.13%, (2.68%), due 9/25/33	3,084	(b)
	5,000	FBR Securitization Trust, Ser. 2005-2, Class M2, 1 month USD LIBOR + 0.75%, (2.31%), due 9/25/35	5,003	(b)
	3,875	Fieldstone Mortgage Investment Trust, Ser. 2005-1, Class M5, 1 month USD LIBOR + 1.13%, (2.69%), due 3/25/35	3,798	(b)
		First Franklin Mortgage Loan Asset Backed Certificates
	1,722	Ser. 2005-FF1, Class M1, 1 month USD LIBOR + 0.74%, (2.30%), due 12/25/34	1,744	(b)
	1,519	Ser. 2004-FFH4, Class M5, 1 month USD LIBOR + 1.58%, (3.14%), due 1/25/35	1,531	(b)
	7,154	Ser. 2005-FF3, Class M5, 1 month USD LIBOR + 0.98%, (2.54%), due 4/25/35	7,098	(b)
	1,260	Ser. 2005-FF5, Class M2, 1 month USD LIBOR + 0.74%, (2.30%), due 5/25/35	1,264	(b)
	700	Flatiron CLO Ltd., Ser. 2017-1A, Class E, 3 month USD LIBOR + 6.00%, (7.42%), due 5/15/30	713	(b)(k)
	1,600	Gilbert Park CLO Ltd., Ser. 2017-1A, Class E, 3 month USD LIBOR + 6.40%, (7.76%), due 10/15/30	1,654	(b)(k)
	17,580	GM Financial Consumer Automobile Receivables Trust, Ser. 2018-1, Class A2A, 2.08%, due 1/19/21	17,559
	3,425	GSAMP Trust, Ser. 2006-HE1, Class M1, 1 month USD LIBOR + 0.39%, (1.95%), due 1/25/36	3,385	(b)
	1,006	Home Equity Mortgage Trust, Ser. 2004-5, Class M2, 1 month USD LIBOR + 1.60%, (3.16%), due 2/25/35	1,004	(b)
	1,000	HPS Investment Partners, Ser. 2013-2A, Class DR, 3 month USD LIBOR + 6.60%, (8.34%), due 10/20/29	1,033	(b)(k)
	3,775	HSI Asset Securitization Corp. Trust, Ser. 2006-OPT1, Class M1, 1 month USD LIBOR + 0.36%, (1.92%), due 12/25/35	3,735	(b)
	5,190	IndyMac Residential Asset-Backed Trust, Ser. 2005-A, Class M6, 1 month USD LIBOR + 1.25%, (2.81%), due 3/25/35	4,896	(b)
		Invitation Homes Trust
	1,494	Ser. 2017-SFR2, Class A, 1 month USD LIBOR + 0.85%, (2.41%), due 12/17/36	1,503	(b)(k)
	2,000	Ser. 2018-SFR1, Class A, 1 month USD LIBOR + 0.70%, (2.27%), due 3/17/37	2,004	(b)(k)(s)
		JP Morgan Mortgage Acquisition Corp.
	1,767	Ser. 2005-OPT2, Class M2, 1 month USD LIBOR + 0.45%, (2.01%), due 12/25/35	1,763	(b)
	11,998	Ser. 2005-OPT2, Class M3, 1 month USD LIBOR + 0.48%, (2.04%), due 12/25/35	11,437	(b)(l)
	1,799	Ser. 2006-ACC1, Class A5, 1 month USD LIBOR + 0.24%, (1.80%), due 5/25/36	1,799	(b)
	5,360	Ser. 2007-CH1, Class MV2, 1 month USD LIBOR + 0.28%, (1.84%), due 11/25/36	5,305	(b)
	531	Ser. 2007-HE1, Class AF1, 1 month USD LIBOR + 0.10%, (1.66%), due 3/25/47	352	(b)
	3,497	JP Morgan Mortgage Acquisition Trust, Ser. 2006-CH1, Class M1, 1 month USD LIBOR + 0.22%, (1.78%), due 7/25/36	3,458	(b)
	500	Marble Point CLO XI Ltd., Ser. 2017-2A, Class D, 3 month USD LIBOR + 2.80%, (4.41%), due 12/18/30	500	(b)(k)
	5,781	Morgan Stanley Home Equity Loan Trust, Ser. 2006-2, Class A4, 1 month USD LIBOR + 0.28%, (1.84%), due 2/25/36	5,743	(b)
	3,204	Navient Student Loan Trust, Ser. 2016-6A, Class A1, 1 month USD LIBOR + 0.48%, (2.04%), due 3/25/66	3,211	(b)(k)
		Newcastle Mortgage Securities Trust
	170	Ser. 2006-1, Class A4, 1 month USD LIBOR + 0.28%, (1.84%), due 3/25/36	170	(b)
	9,476	Ser. 2006-1, Class M2, 1 month USD LIBOR + 0.37%, (1.93%), due 3/25/36	9,378	(b)
		OCP CLO Ltd.
	3,000	Ser. 2015-8A, Class CR, 3 month USD LIBOR + 2.80%, (4.53%), due 4/17/27	3,009	(b)(k)
	3,050	Ser. 2015-10A, Class CR, 3 month USD LIBOR + 2.60%, (4.35%), due 10/26/27	3,045	(b)(k)
	1,600	Ser. 2015-10A, Class DR, 3 month USD LIBOR + 5.50%, (7.25%), due 10/26/27	1,597	(b)(k)
	3,800	Ser. 2017-14A, Class C, 3 month USD LIBOR + 2.60%, (4.14%), due 11/20/30	3,803	(b)(k)
	1,800	Ser. 2017-14A, Class D, 3 month USD LIBOR + 5.80%, (7.34%), due 11/20/30	1,801	(b)(k)
	1,000	OHA Credit Partners XV Ltd., Ser. 2017-15A, Class D, 3 month USD LIBOR + 2.45%, (4.14%), due 1/20/30	1,000	(b)(k)
	700	Palmer Square CLO Ltd., Ser. 2014-1A, Class DR2, 3 month USD LIBOR + 5.70%, (7.43%), due 1/17/31	704	(b)(k)
		Park Place Securities, Inc.
	6,350	Ser. 2004-WWF1, Class M4, 1 month USD LIBOR + 1.65%, (3.21%), due 12/25/34	6,374	(b)
	9,335	Ser. 2004-WHQ2, Class M3, 1 month USD LIBOR + 1.04%, (2.60%), due 2/25/35	9,393	(b)
		Residential Asset Mortgage Products, Inc.
	2,250	Ser. 2005-RS4, Class M3, 1 month USD LIBOR + 0.48%, (2.04%), due 4/25/35	2,231	(b)
	2,000	Ser. 2005-RZ2, Class M4, 1 month USD LIBOR + 0.56%, (2.12%), due 5/25/35	1,998	(b)
	5,531	Ser. 2005-EFC4, Class M4, 1 month USD LIBOR + 0.59%, (2.15%), due 9/25/35	5,482	(b)
	7,375	Ser. 2006-RZ1, Class M3, 1 month USD LIBOR + 0.45%, (2.01%), due 3/25/36	7,143	(b)
	1,151	Saxon Asset Securities Trust, Ser. 2004-2, Class MV1, 1 month USD LIBOR + 0.87%, (2.43%), due 8/25/35	1,143	(b)
	484	Securitized Asset Backed Receivables LLC Trust, Ser. 2004-DO1, Class M1, 1 month USD LIBOR + 0.98%, (2.54%), due 7/25/34	474	(b)
	2,000	SoFi Consumer Loan Program Trust, Ser. 2018-1, Class A1, 2.55%, due 2/25/27	2,000	(k)(s)(t)
	2,983	SoFi Professional Loan Program LLC, Ser. 2017-E, Class A1, 1 month USD LIBOR + 0.50%, (2.06%), due 11/26/40	2,993	(b)(k)
	6,700	Soundview Home Equity Loan Trust, Ser. 2005-OPT3, Class M1, 1 month USD LIBOR + 0.47%, (2.03%), due 11/25/35	6,602	(b)
	400	Structured Asset Investment Loan Trust, Ser. 2005-4, Class M3, 1 month USD LIBOR + 0.72%, (2.28%), due 5/25/35	401	(b)
		Structured Asset Securities Corp.
	1,837	Ser. 2005-NC2, Class M3, 1 month USD LIBOR + 0.43%, (1.99%), due 5/25/35	1,840	(b)
	7,780	Ser. 2005-WF4, Class M4, 1 month USD LIBOR + 0.58%, (2.14%), due 11/25/35	7,824	(b)
	287	Ser. 2006-AM1, Class A4, 1 month USD LIBOR + 0.16%, (1.72%), due 4/25/36	286	(b)
	476	Ser. 2006-NC1, Class A4, 1 month USD LIBOR + 0.15%, (1.71%), due 5/25/36	473	(b)
	8,692	Toyota Auto Receivables Owner Trust, Ser. 2017-B, Class A2A, 1.46%, due 1/15/20	8,668
	1,200	TRESTLES CLO Ltd., Ser. 2017-1A, Class D, 3 month USD LIBOR + 6.68%, (8.01%), due 7/25/29	1,237	(b)(k)
	1,800	York CLO-2 Ltd., 3 month USD LIBOR + 2.60%, (4.06%), due 1/22/31	1,800	(b)(k)

		Total Asset-Backed Securities (Cost $349,437)	388,596

Foreign Government Securities 6.2%
	2,300	1MDB Global Investments Ltd., 4.40%, due 3/9/23	2,245	(q)
	270	Abu Dhabi Government International Bond, 2.50%, due 10/11/22	262	(q)
		Argentine Republic Government International Bond
	830	6.88%, due 4/22/21	885
	202	4.63%, due 1/11/23	197
	238	5.88%, due 1/11/28	232
EUR	3,619	7.82%, due 12/31/33	5,212
EUR	7,270	2.26%, due 12/31/38	6,513	(u)
	$317	6.88%, due 1/11/48	307
	700	Banque Centrale de Tunisie Int'l Bond, 5.63%, due 2/17/24	914	(q)
	2,100	Bolivian Government International Bond, 4.50%, due 3/20/28	2,074	(k)
		Brazilian Government International Bond
	2,600	2.63%, due 1/5/23	2,486
	2,100	6.00%, due 4/7/26	2,329
	1,500	5.63%, due 2/21/47	1,504
		Colombia Government International Bond
	2,100	4.00%, due 2/26/24	2,163
	1,000	3.88%, due 4/25/27	1,009
	1,000	5.00%, due 6/15/45	1,052
		Croatia Government International Bond
	420	6.75%, due 11/5/19	447	(q)
	570	6.63%, due 7/14/20	616	(q)
EUR	3,990	3.00%, due 3/20/27	5,333	(q)
EUR	1,394	2.75%, due 1/27/30	1,761	(q)
		Dominican Republic International Bond
	$2,100	5.88%, due 4/18/24	2,247	(k)
	1,500	6.88%, due 1/29/26	1,699	(k)
	1,000	6.85%, due 1/27/45	1,112	(k)
		Egypt Government International Bond
	430	6.13%, due 1/31/22	455	(q)
	2,900	8.50%, due 1/31/47	3,320	(q)
	6,300	El Salvador Government International Bond, 7.63%, due 2/1/41	6,914	(l)(q)
		Export Credit Bank of Turkey
	530	5.88%, due 4/24/19	543	(q)
	660	5.38%, due 2/8/21	674	(q)
	720	Export-Import Bank of Korea, 3 month USD LIBOR + 0.88%, (2.62%), due 1/25/22	722	(b)
		Ghana Government International Bond
	800	9.25%, due 9/15/22	904	(q)
	2,690	10.75%, due 10/14/30	3,665	(q)
	2,100	Guatemala Government Bond, 4.38%, due 6/5/27	2,095	(k)
	2,100	Hungary Government International Bond, 7.63%, due 3/29/41	3,196
		Indonesia Government International Bond
	220	3.70%, due 1/8/22	225	(q)
	4,100	3.70%, due 1/8/22	4,189	(k)
	1,000	4.35%, due 1/8/27	1,046	(k)
EUR	4,920	3.75%, due 6/14/28	7,120	(l)(q)
	$214	4.35%, due 1/11/48	212
		Ivory Coast Government International Bond
EUR	1,750	5.13%, due 6/15/25	2,366	(q)
	$4,376	5.75%, due 12/31/32	4,339	(q)
	4,100	Kazakhstan Government International Bond, 5.13%, due 7/21/25	4,551	(k)
	450	Korea Housing Finance Corp., 3.00%, due 10/31/22	441	(k)
	450	Kuwait International Government Bond, 2.75%, due 3/20/22	444	(q)
		Mexico Government International Bond
	2,100	4.15%, due 3/28/27	2,150
	2,770	3.75%, due 1/11/28	2,717	(l)
	2,100	4.35%, due 1/15/47	1,992
	4,210	5.75%, due 10/12/10	4,410
		Mongolia Government International Bond
	230	10.88%, due 4/6/21	272	(q)
	1,550	8.75%, due 3/9/24	1,798	(q)
		Morocco Government International Bond
	2,100	4.25%, due 12/11/22	2,186	(k)
	1,000	5.50%, due 12/11/42	1,132	(k)
		Namibia International Bonds
	250	5.50%, due 11/3/21	264	(q)
	2,600	5.25%, due 10/29/25	2,659	(k)
		Nigeria Government International Bond
	600	5.63%, due 6/27/22	622
	2,310	6.50%, due 11/28/27	2,399	(q)
	3,230	7.88%, due 2/16/32	3,647	(q)
		Oman Government International Bond
	220	3.63%, due 6/15/21	218	(q)
	2,100	3.88%, due 3/8/22	2,085	(k)
	406	4.13%, due 1/17/23	401	(q)
	1,000	5.38%, due 3/8/27	1,002	(k)
	855	5.63%, due 1/17/28	862	(q)
	1,000	6.50%, due 3/8/47	999	(k)
	1,766	6.75%, due 1/17/48	1,802	(q)
		Panama Government International Bond
	2,100	3.75%, due 3/16/25	2,169
	1,000	3.88%, due 3/17/28	1,037
	1,000	4.50%, due 5/15/47	1,060
	2,100	Paraguay Government International Bond, 4.70%, due 3/27/27	2,181	(k)
		Qatar Government International Bond
	2,740	2.38%, due 6/2/21	2,661	(q)
	2,100	2.38%, due 6/2/21	2,039	(k)
	200	4.50%, due 1/20/22	208	(q)
	1,000	3.25%, due 6/2/26	953	(k)
	1,000	4.63%, due 6/2/46	1,011	(k)
	260	Republic of Armenia International Bond, 6.00%, due 9/30/20	274	(q)
		Republic of South Africa Government International Bond
	2,100	4.88%, due 4/14/26	2,149
	1,000	4.30%, due 10/12/28	964
	1,000	5.00%, due 10/12/46	951
	1,310	5.65%, due 9/27/47	1,345
	1,800	Romanian Government International Bond, 6.13%, due 1/22/44	2,282	(k)
		Saudi Government International Bond
	1,150	2.38%, due 10/26/21	1,115	(q)
	2,100	2.38%, due 10/26/21	2,037	(k)
	1,000	3.25%, due 10/26/26	965	(k)
	1,000	4.50%, due 10/26/46	974	(k)
		Serbia International Bond
	200	4.88%, due 2/25/20	206	(q)
	2,600	4.88%, due 2/25/20	2,683	(k)
		Sri Lanka Government International Bond
	500	6.00%, due 1/14/19	512	(q)
	420	6.25%, due 7/27/21	445	(q)
	340	5.75%, due 1/18/22	352	(q)
	3,100	Trinidad & Tobago Government International Bond, 4.50%, due 8/4/26	3,165	(k)
		Turkey Government International Bond
	550	7.00%, due 3/11/19	572
	560	5.63%, due 3/30/21	587
	2,100	6.25%, due 9/26/22	2,269
	2,100	6.00%, due 3/25/27	2,207
	1,000	5.75%, due 5/11/47	950
		Ukraine Government International Bond
	420	7.75%, due 9/1/20	451	(q)
	6,810	7.38%, due 9/25/32	6,921	(l)(q)
	400	Ukreximbank Via Biz Finance PLC, 9.63%, due 4/27/22	436	(q)
		Uruguay Government International Bond
	2,000	4.38%, due 10/27/27	2,125
	2,000	5.10%, due 6/18/50	2,172
	500	Zambia Government International Bond, 8.97%, due 7/30/27	555	(q)
	1,320	ZAR Sovereign Capital Fund Pty Ltd., 3.90%, due 6/24/20	1,336	(q)

		Total Foreign Government Securities (Cost $176,181)	177,956

Developed Markets Ex- U.S. 2.0%

Regional(province) 2.0%
	5,003	Province of Manitoba Canada, 1.13%, due 6/1/18	4,991
	23,730	Province of New Brunswick Canada, 2.75%, due 6/15/18	23,803	(l)
		Province of Ontario Canada
	10,220	3.00%, due 7/16/18	10,271	(l)
	15,000	2.00%, due 1/30/19	14,981	(l)
	2,009	Province of Quebec Canada, 4.63%, due 5/14/18	2,024
	200	Provincia de Cordoba, 7.13%, due 6/10/21	213	(q)

		Total Developed Markets Ex- U.S. (Cost $56,615)	56,283

NUMBER OF SHARES

Exchange Traded Funds 1.0%
	1,420,000	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF (Cost $28,110)	27,960

Short-Term Investments 1.0%

Investment Companies 1.0%
	28,371,900	State Street Institutional U.S. Government Money Market Fund Premier Class, 1.25%(w) (Cost $28,372)	28,372	(l)

		Total Investments 123.1% (Cost $3,491,691)	3,526,240

		Liabilities Less Other Assets (23.1)%	(661,473)	(x)(y)

		Net Assets 100.0%	$2,864,767

(a)	Principal amount is stated in the currency in which the security is denominated.
EUR = Euro
(b)
Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2018 and changes periodically.

Benchmarks for Variable / Floating Rates:
LIBOR (USD) = London Interbank Offered Rate
CMT = Constant Maturity Treasury
ICE = Intercontinental Exchange

(c)	Represents less than 0.05% of net assets.
(d)	All or a portion of this security was purchased on a delayed delivery basis.
(e)	All or a portion of this security had not settled as of January 31, 2018 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(f)	Value determined using significant unobservable inputs.
(g)	Fixed coupon.
(h)	Rate shown was the discount rate at the date of purchase.
(i)	All or a portion of the security is pledged as collateral for Futures.
(j)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(k)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2018, these securities amounted to approximately $365,528,000, which represents 12.8% of net assets of the Fund. Securities denoted with (k) but without (t) have been deemed by the investment manager to be liquid.

(l)
All or a portion of this security is segregated in connection with obligations for to be announced securities, when-issued securities, futures, swaps and/or delayed delivery securities with a total value of approximately $728,537,000.

(m)	Weighted average coupon that changes/updates periodically. Rate shown is the rate at January 31, 2018.
(n)
Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(o)	Amount less than one thousand.
(p)
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total value of all such securities (excluding forward sales contracts, if any) at January 31, 2018 amounted to approximately $668,330,000, which represents 23.3% of net assets of the Fund.

(q)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at January 31, 2018 amounted to approximately $155,366,000, which represents 5.4% of net assets of the Fund.

(r)	Payment-in-kind (PIK) security.
(s)	When-issued security. Total value of all such securities at January 31, 2018 amounted to approximately $4,280,000, which represents 0.2% of net assets of the Fund.
(t)	Illiquid security.
(u)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of January 31, 2018.

(v)
Security fair valued as of January 31, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2018 amounted to approximately $1,770,000, which represents approximately 0.1% of net assets of the Fund.

(w)	Represents 7-day effective yield as of January 31, 2018.
(x)	Includes the impact of the Fund's open positions in derivatives at January 31, 2018.
(y)	As of January 31, 2018, the value of unfunded loan commitments was approximately $35,000 for the Fund (see Notes to Schedule of Investments).

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund
(Unaudited) (cont’d)

Derivative Instruments

Futures contracts ("futures")

At January 31, 2018, open positions in futures for the Fund were as follows:

Long Futures:
Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
02/2018	400	Brazilian Real	$12,514,000	$(197,660)
03/2018	4	Australian Dollar	321,960	20,825
03/2018	25	Canadian Dollar	2,033,125	85,530
03/2018	1,009	Mexican Peso	26,904,985	722,404
03/2018	21	Pound Sterling	1,863,750	106,102
03/2018	64	U.S. Treasury Note, 5 Year	7,341,500	(27,258)
03/2018	117	U.S. Treasury Note, Ultra 10 Year	14,224,641	(359,164)
Total Long Positions			$65,203,961	$350,779
Short Futures:
Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
03/2018	90	Euro-Bund	$(17,746,463)	$525,225
03/2018	23	Euro-Buxl Bond, 30 Year	(4,618,590)	169,287
03/2018	23	Euro	(3,578,656)	(166,242)
03/2018	368	U.S. Treasury Long Bond	(54,395,000)	740,255
03/2018	1,194	U.S. Treasury Note, 10 Year	(145,164,281)	2,466,604
03/2018	2,057	U.S. Treasury Note, Ultra 10 Year	(267,827,828)	5,549,329
03/2018	291	U.S. Treasury Ultra Long Bond	(47,123,813)	389,078
03/2018	570	United Kingdom Long Gilt Bond	(98,849,638)	1,616,839
Total Short Positions			$(639,304,269)	$11,290,375
Total Futures				$11,641,154

 At January 31, 2018, the Fund had securities pledged in the amount of $13,428,486 to cover collateral requirements on open futures.

Forward foreign currency contracts ("forward contracts")

At January 31, 2018, open forward contracts for the Fund were as follows:

Currency Purchased			Currency Sold	Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

520,685	USD	423,722	EUR	JPMorgan Chase Bank N.A.	2/5/2018	$(5,487)
14,651,129	USD	12,140,000	EUR	JPMorgan Chase Bank N.A.	2/5/2018	(424,146)
13,714,849	USD	11,500,000	EUR	JPMorgan Chase Bank N.A.	3/5/2018	(591,191)
Total						$(1,020,824)

EUR = Euro

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund
(Unaudited) (cont’d)

Credit default swap contracts ("credit default swaps")

At January 31, 2018, the Fund had outstanding centrally cleared credit default swaps as follows:

Centrally Cleared Credit Default Swaps — Buy Protection

Clearinghouse	Reference Entity	Notional Amount	Financing Rate Paid by the Fund	Maturity Date	Upfront Payments (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
ICE Clear Credit LLC	CDX North American High Yield Index, Ser. 29 V.1	$ 25,735,000	5.00%(a)	12/20/2022	(2,176,126)	22,750	(153,695)	(2,307,071)

(a)	Payment frequency – quarterly.

Interest rate swap contracts ("interest rate swaps")

At January 31, 2018, the Fund had outstanding centrally cleared interest rate swaps as follows:

Clearinghouse	Notional Amount	Fund Pays/ Receives Floating Rate	Floating Rate Index	Annual Fixed-Rate	Maturity Date	Unrealized Appreciation/ (Depreciation)	Upfront Payments/ Receipts	Accrued Net Interest Receivable/ Payable	Value
CME Group, Inc.	$ 15,370,000	Receive	3 month Libor (a)	2.43%(b)	12/7/2027	$412,714	$573	$(19,829)	$393,458
CME Group, Inc.	$ 14,450,000	Receive	3 month Libor (a)	2.43%(b)	12/7/2027	396,387	566	(7,544)	389,409
Total						$809,101	$1,139	$(27,373)	$782,867

(a)	Payment frequency – quarterly.
(b)	Payment frequency – semi-annually.

At January 31, 2018, the Fund had $5,511,202 deposited in a segregated account to cover margin requirements for centrally cleared swaps.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3(b)	Total
Investments:
Loan Assignments
Building & Development	$—	$5,701	$621	$6,322
Business Equipment & Services	—	19,332	215	19,547
Cable & Satellite Television	—	10,239	274	10,513
Electronics - Electrical	—	14,364	56	14,420
Health Care	—	11,095	175	11,270
Leisure Goods - Activities - Movies	—	5,592	333	5,925
Lodging & Casinos	—	7,692	781	8,473
Oil & Gas	—	2,807	412	3,219
Retailers (except food & drug)	—	4,308	169	4,477
Steel	—	704	862	1,566
Other Loan Assignments(a)	—	74,694	—	74,694
Total Loan Assignments	—	156,361	3,898	160,426
U.S. Treasury Obligations	—	816,543	—	816,543
U.S. Government Agency Securities	—	18,946	—	18,946
Mortgage-Backed Securities(a)	—	810,641	—	810,641
Corporate Bonds(a)	—	985,908	—	985,908
Municipal Notes(a)	—	54,609	—	54,609
Asset-Backed Securities	—	386,826	1,770	388,596
Foreign Government Securities	—	177,956	—	177,956
Developed Markets Ex- U.S.(a)	—	56,283	—	56,283
Exchange Traded Funds	27,960	—	—	27,960
Short-Term Investments	—	28,372	—	28,372
Total Investments	$27,960	$3,492,612	$5,668	$3,526,240

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio or a categorization by state.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund
(Unaudited) (cont’d)

(000’s omitted)	Beginning balance, as of 11/1/2017	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 1/31/2018	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2018
Investments in Securities:
Loan Assignments(c)
Building & Development	$323	$-	$(0)(d)	$4	$-	$(2)	$619	$(323)	$621	$4
Business equipment & services	216	0(d)	0(d)	(0)(d)	-	(1)	-	-	215	(0)(d)
Cable & Satellite Television	-	0(d)	0(d)	3	46	(4)	229	-	274	3
Containers & Glass Products	445	-	-	-	-	-	-	(445)	-	-
Electronics -Electrical	-	0(d)	-	0(d)	-	-	56	-	56	0(d)
Financial Intermediaries	503	-	0(d)	(6)	-	(497)	-	-	-	-
Health Care	1,203	-	-	4	171	-	-	(1,203)	175	4
Industrial Equipment	1,304	-	-	-	-	-	-	(1,304)	-	-
Leisure Goods/Activities/Movies	1,372	0(d)	-	(1)	-	-	-	(1,039)	332	(1)
Lodging & Casinos	-	0(d)	-	2	50	(13)	742	-	781	2
Oil & Gas	-	-	-	(3)	415	-	-	-	412	(3)
Retailers (except food & drug)	-	0(d)	0(d)	2	100	(0)(d)	67	-	169	2
Steel	1,567	0(d)	0(d)	1	-	(2)	-	(704)	862	1
Asset-Backed Securities(e)	-	-	-	-	1,770	-	-	-	1,770	-
Total	$6,933	$0(d)	$0(d)	$6	$2,552	$(519)	$1,713	$(5,018)	$5,667	$12

(c)  Securities categorized as Level 3 are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

(d)  Amount less than one thousand.

(e)   Securities categorized as Level 3 were valued using methods the Board of Trustees has approved in the good-faith belief that the resulting valuation will reflect the fair value of these securities.

As of the period ended January 31, 2018, certain securities were transferred from one level (as of October 31, 2017) to another. Based on beginning of period market values as of November 1, 2017, approximately $5,018,000 was transferred from Level 3 to Level 2. Also, approximately $1,713,000 was transferred from Level 2 to Level 3. Transfers of loan assignments into or out of Level 3 were primarily due to the pricing methodology being based on a single broker quote (Level 3) or a single observable input (Level 3) by the independent pricing service. As of the period ended January 31, 2018, the Fund had no transfers between Levels 1 and 2.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of January 31, 2018:

Other Financial Instruments
(000's omitted)	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$12,391	$—	$—	$12,391
Liabilities	(750)	—	—	(750)
Forward Contracts(a)
Liabilities	—	(1,021)	—	(1,021)
Swaps
Assets	—	783	—	783
Liabilities	—	(2,307)	—	(2,307)
Total	$11,641	$(2,545)	$—	$9,096

(a)	Futures and forward contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

Investments in Affiliates(a):

	Balance of Shares Held October 31, 2017	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held January 31, 2018	Value January 31, 2018	Distributions from Investments in Affiliated Issuers(b)	Net Realized Gain (Loss) from Investments in Affiliated Issuers	Change in Net Unrealized Appreciation/ (Depreciation) from Investments in Affiliated Issuers
Neuberger Berman Emerging Markets Debt Fund Institutional Class(c)	9,086,791	73,096	9,159,887	—	$—	$321,383	$(5,122,201)	$5,394,736
Neuberger Berman Short Duration Bond Fund Institutional Class(c)	2,571,930	7,921	2,579,851	—	—	37,516	(128,702)	51,426
Total					$—	$358,899	$(5,250,903)	$5,446,162
(a)
Affiliated issuers, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).  Neuberger Berman Income Funds and Neuberger Berman Investment Advisers LLC ("Management") have obtained an exemptive order from the Securities and Exchange Commission that permits the Fund to invest in both affiliated and unaffiliated investment companies, including exchange-traded funds, in excess of the limits in Section 12(d)(1)(A) of the 1940 Act, subject to the terms and conditions of such order.

(b)	Distributions received include distributions from net investment income and net realized capital gains, if any, from the other investment companies managed by Management.

(c)	At January 31, 2018, these were no longer held by the Fund.

See Notes to Schedule of Investments

Schedule of Investments Unconstrained Bond Fund
(Unaudited) January 31, 2018

PRINCIPAL AMOUNT(a)			VALUE†
(000's omitted)			(000's omitted)

U.S. Treasury Obligations 19.2%
	$1,550	U.S. Treasury Bill, 0.67%, due 5/24/18	$1,543	(b)(c)
		U.S. Treasury Inflation-Indexed Bonds
	4,971	0.38%, due 7/15/23	4,961	(d)
	1,698	0.25%, due 1/15/25	1,663	(d)
	5,326	2.00%, due 1/15/26	5,912	(d)
	2,408	3.88%, due 4/15/29	3,237	(d)
	2,280	U.S. Treasury Notes, 1.63%, due 2/15/26	2,102

		Total U.S. Treasury Obligations (Cost $19,599)	19,418

Mortgage-Backed Securities 7.9%

Collateralized Mortgage Obligations 6.2%
		Fannie Mae Connecticut Avenue Securities
	575	Ser. 2017-C02, Class 2M2, 1 month USD LIBOR + 3.65%, (5.21%), due 9/25/29	627	(e)
	635	Ser. 2017-C03, Class 1M2, 1 month USD LIBOR + 3.00%, (4.56%), due 10/25/29	675	(e)
	631	Ser. 2017-C04, Class 2M2, 1 month USD LIBOR + 2.85%, (4.41%), due 11/25/29	661	(e)
	715	Ser. 2017-C05, Class 1M2, 1 month USD LIBOR + 2.20%, (3.76%), due 1/25/30	725	(e)
	620	Ser. 2017-C06, Class 1M2, 1 month USD LIBOR + 2.65%, (4.21%), due 2/25/30	644	(e)
	640	Ser. 2017-C06, Class 2M2, 1 month USD LIBOR + 2.80%, (4.36%), due 2/25/30	671	(e)
	630	Ser. 2017-C07, Class 2M2, 1 month USD LIBOR + 2.50%, (4.06%), due 5/25/30	652	(e)
		Freddie Mac Structured Agency Credit Risk Debt Notes
	600	Ser. 2017-DNA2, Class M2, 1 month USD LIBOR + 3.45%, (5.01%), due 10/25/29	655	(e)
	600	Ser. 2017-HQA2, Class M2, 1 month USD LIBOR + 2.65%, (4.21%), due 12/25/29	623	(e)
	321	RAAC, Ser. 2004-SP3, Class MII1, 1 month USD LIBOR + 0.65%, (2.21%), due 9/25/34	302	(e)
		6,235
Commercial Mortgage-Backed 0.2%
	975	Citigroup Commercial Mortgage Trust, Ser. 2015-GC27, Class XA, 1.41%, due 2/10/48	73	(f)(g)
		Commercial Mortgage Trust
	826	Ser. 2014-CR16, Class XA, 1.17%, due 4/10/47	37	(f)(g)
	950	Ser. 2014-LC15, Class XA, 1.32%, due 4/10/47	46	(f)(g)
	832	Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2014-C16, Class XA, 1.16%, due 6/15/47	38	(f)(g)
	1,116	WF-RBS Commercial Mortgage Trust, Ser. 2014-LC14, Class XA, 1.30%, due 3/15/47	55	(f)(g)
		249
Fannie Mae 1.0%

		Pass-Through Certificates
	490	3.50%, TBA, 30 Year Maturity	495	(h)
	500	4.00%, TBA, 30 Year Maturity	516	(h)
		1,011
Freddie Mac 0.5%
	$495	Pass-Through Certificates, 3.50%, TBA, 30 Year Maturity	500	(h)
		500
		Total Mortgage-Backed Securities (Cost $7,897)	7,995

Corporate Bonds 42.0%

Aerospace & Defense 0.4%
		Leonardo-Finmeccanica SpA
EUR	200	4.50%, due 1/19/21	277
EUR	50	5.25%, due 1/21/22	72
		349
Airlines 0.2%
	$196	American Airlines, Inc., 4.38%, due 10/1/22	199

Apparel 0.4%
EUR	200	Hanesbrands Finance Luxembourg SCA, 3.50%, due 6/15/24	268	(i)
EUR	100	Levi Strauss & Co., 3.38%, due 3/15/27	130
		398
Auto Manufacturers 1.3%
EUR	200	Fiat Chrysler Finance Europe, 4.75%, due 7/15/22	283	(i)
EUR	800	Volkswagen Int'l Finance NV, 7 year EUR Swap + 2.20%, (2.50%), due 12/29/49	1,025	(e)(i)(j)
		1,308
Auto Parts & Equipment 0.8%
EUR	150	LKQ Italia Bondco SpA, 3.88%, due 4/1/24	200	(i)
EUR	300	Schaeffler Finance BV, 3.50%, due 5/15/22	379	(i)
EUR	200	ZF N.A. Capital, Inc., 2.75%, due 4/27/23	269	(i)
		848
Banks 6.7%
		Barclays PLC
GBP	100	3.25%, due 2/12/27	147	(i)
	$500	4.34%, due 1/10/28	510
EUR	300	5 year EUR Swap + 1.90%, (2.00%), due 2/7/28	375	(e)(i)
GBP	200	CYBG PLC, 6 month GBP LIBOR + 2.29%, (3.13%), due 6/22/25	290	(e)(i)
GBP	400	Deutsche Bank AG, 1.88%, due 2/28/20	572	(i)
	$405	Fifth Third Bancorp, Ser. J, 3 month USD LIBOR + 3.13%, (4.90%), due 12/29/49	407	(e)
EUR	300	Goldman Sachs Group, Inc., 1.38%, due 5/15/24	378	(i)
	$715	HSBC Holdings PLC, 5 year USD ICE Swap + 3.75%, (6.00%), due 12/31/99	748	(e)
EUR	750	Lloyds Banking Group PLC, 1.00%, due 11/9/23	930	(i)
	$400	Morgan Stanley, Ser. H, 3 month USD LIBOR + 3.61%, (5.45%), due 12/31/49	410	(e)
		Royal Bank of Scotland Group PLC
EUR	100	3 month Euribor + 2.04%, (2.00%), due 3/8/23	130	(e)(i)
EUR	500	5 year EUR Swap + 2.65%, (3.63%), due 3/25/24	642	(e)(i)
	$200	TC Ziraat Bankasi AS, 5.13%, due 5/3/22	200	(i)
GBP	100	TSB Banking Group PLC, 3 month GBP LIBOR + 3.43%, (5.75%), due 5/6/26	157	(e)
EUR	741	Wells Fargo & Co., 1.00%, due 2/2/27	894	(i)
		6,790
Building Materials 0.5%
EUR	100	CEMEX Finance LLC, 4.63%, due 6/15/24	137	(i)
EUR	100	Cemex SAB de CV, 4.38%, due 3/5/23	131	(i)
EUR	190	Wienerberger AG, 5 year EUR Swap + 5.95%, (5.00%), due 12/29/49	255	(e)
		523
Chemicals 1.1%
EUR	100	Arkema SA, 5 year EUR Swap + 4.36%, (4.75%), due 10/29/49	136	(e)(i)
EUR	120	Axalta Coating Systems Dutch Holding B BV, 3.75%, due 1/15/25	157	(i)
EUR	100	Axalta Coating Systems LLC, 4.25%, due 8/15/24	132	(i)
EUR	250	Ineos Group Holdings SA, 5.38%, due 8/1/24	329	(i)
EUR	200	Solvay Finance SA, 5 year EUR Swap + 5.22%, (5.87%), due 12/29/49	302	(e)(i)
		1,056
Commercial Services 0.9%
EUR	100	Avis Budget Finance PLC, 4.50%, due 5/15/25	127	(i)
EUR	200	Hertz Holdings Netherlands BV, 4.13%, due 10/15/21	254	(i)
EUR	200	La Financiere Atalian SAS, 4.00%, due 5/15/24	262	(i)
EUR	200	Loxam SAS, 6.00%, due 4/15/25	274	(i)
		917
Computers 0.8%
	$510	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.45%, due 6/15/23	548	(k)
	290	HP Enterprise Co., 4.90%, due 10/15/25	304
		852
Distribution - Wholesale 0.1%
EUR	100	Rexel SA, 2.63%, due 6/15/24	128	(i)

Electric 3.1%
GBP	200	Drax Finco PLC, 4.25%, due 5/1/22	291	(i)
EUR	100	EDP - Energias de Portugal SA, 5 year EUR Swap + 5.04%, (5.38%), due 9/16/75	139	(e)(i)
EUR	100	EnBW Energie Baden-Wuerttemberg AG, 5 year EUR Swap + 2.34%, (3.63%), due 4/2/76	133	(e)(i)
EUR	100	Enel SpA, 5 year EUR Swap + 3.65%, (5.00%), due 1/15/75	134	(e)(i)
	$200	Eskom Holdings SOC Ltd., 7.13%, due 2/11/25	210	(i)
GBP	200	Iberdrola Finanzas SA, 7.38%, due 1/29/24	368
GBP	680	innogy Finance BV, 5.63%, due 12/6/23	1,157	(i)(j)
GBP	417	NGG Finance PLC, 5 year GBP Swap + 3.48%, (5.63%), due 6/18/73	676	(e)(i)
		3,108
Electrical Components & Equipment 0.3%
		Belden, Inc.
EUR	6	5.50%, due 4/15/23	8	(i)
EUR	200	3.38%, due 7/15/27	249	(i)
		257
Engineering & Construction 0.1%
EUR	100	SPIE SA, 3.13%, due 3/22/24	130	(i)

Entertainment 0.7%
GBP	100	AMC Entertainment Holdings, Inc., 6.38%, due 11/15/24	143
EUR	100	Codere Finance 2 Luxembourg SA, 6.75%, due 11/1/21	130	(i)
EUR	100	Int'l Game Technology PLC, 4.75%, due 2/15/23	139	(i)
EUR	150	Merlin Entertainments PLC, 2.75%, due 3/15/22	194	(i)
EUR	100	WMG Acquisition Corp., 4.13%, due 11/1/24	131	(i)
		737
Food 1.2%
EUR	200	Casino Guichard Perrachon SA, 4.50%, due 3/7/24	275	(i)
EUR	215	Nomad Foods Bondco PLC, 3.25%, due 5/15/24	274	(i)
		Tesco PLC
GBP	100	Ser. 68, 6.13%, due 2/24/22	163
GBP	315	5.50%, due 1/13/33	519
		1,231
Food Service 0.1%
EUR	100	Aramark Int'l Finance Sarl, 3.13%, due 4/1/25	130	(i)

Gas 0.4%
GBP	200	Centrica PLC, 6.40%, due 9/4/26	364

Healthcare - Services 0.1%
GBP	100	Voyage Care BondCo PLC, 5.88%, due 5/1/23	144	(i)

Holding Companies - Diversified 0.2%
GBP	100	Co-operative Group Holdings 2011 Ltd., 7.50%, due 7/8/26	175	(i)

Home Builders 0.2%
GBP	145	Miller Homes Group Holdings PLC, 5.50%, due 10/15/24	208	(i)

Household Products - Wares 0.3%
EUR	200	Spectrum Brands, Inc., 4.00%, due 10/1/26	265	(i)

Insurance 1.7%
	$500	Athene Holding Ltd., 4.13%, due 1/12/28	494
	215	MetLife, Inc., Ser. C, 3 month USD LIBOR + 3.58%, (5.25%), due 12/29/49	221	(e)
GBP	650	Phoenix Group Holdings, 5.75%, due 7/7/21	1,029	(i)
		1,744
Internet 0.4%
EUR	100	Netflix, Inc., 3.63%, due 5/15/27	125	(i)
EUR	200	United Group BV, 4.88%, due 7/1/24	259	(i)
		384
Iron - Steel 0.7%
EUR	100	ArcelorMittal, 3.13%, due 1/14/22	135	(i)
EUR	150	thyssenkrupp AG, 2.75%, due 3/8/21	198	(i)
	$325	Vale Overseas Ltd., 6.25%, due 8/10/26	377
		710
Leisure Time 0.1%
EUR	100	Cirsa Funding Luxembourg SA, 5.88%, due 5/15/23	129	(i)

Lodging 0.1%
EUR	100	Accor SA, 5 year EUR Swap + 3.65%, (4.13%), due 6/30/49	133	(e)(i)

Machinery - Construction & Mining 0.4%
EUR	300	NEW Areva Holding SA, 3.13%, due 3/20/23	392	(i)

Media 4.5%
EUR	200	Altice Financing SA, 5.25%, due 2/15/23	257	(i)
EUR	300	Altice Luxembourg SA, 6.25%, due 2/15/25	364	(i)
	$745	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, due 7/23/25	779
		Discovery Communications LLC
EUR	215	1.90%, due 3/19/27	265
	$635	3.95%, due 3/20/28	621
EUR	275	LGE HoldCo VI BV, 7.13%, due 5/15/24	374	(i)
EUR	300	Numericable-SFR SA, 5.63%, due 5/15/24	379	(i)
EUR	150	Telenet Finance V Luxembourg SCA, 6.75%, due 8/15/24	198	(i)
EUR	220	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 6.25%, due 1/15/29	307	(i)
EUR	100	UPCB Finance IV Ltd., 4.00%, due 1/15/27	130	(i)
	$245	Viacom, Inc., 4.38%, due 3/15/43	224
		Virgin Media Secured Finance PLC
GBP	100	5.13%, due 1/15/25	148	(i)
GBP	100	4.88%, due 1/15/27	145	(i)
GBP	100	6.25%, due 3/28/29	152	(i)
EUR	100	Ziggo Bond Finance BV, 4.63%, due 1/15/25	128	(i)
EUR	100	Ziggo Secured Finance BV, 3.75%, due 1/15/25	128	(i)
		4,599
Miscellaneous Manufacturers 1.3%
EUR	200	Colfax Corp., 3.25%, due 5/15/25	260	(i)
	$1,000	General Electric Co., Ser. D, 3 month USD LIBOR + 3.33%, (5.00%), due 12/29/49	1,010	(e)(j)
		1,270
Multi-National 0.2%
	200	Banque Ouest Africaine de Developpement, 5.50%, due 5/6/21	211	(i)

Oil & Gas 3.0%
	450	Canadian Natural Resources Ltd., 3.85%, due 6/1/27	453
EUR	450	Gazprom OAO Via Gaz Capital SA, 4.36%, due 3/21/25	637	(i)
	$255	Hess Corp., 4.30%, due 4/1/27	256
	300	KazMunayGas National Co. JSC, 7.00%, due 5/5/20	322	(i)
		Petrobras Global Finance BV
EUR	200	5.88%, due 3/7/22	288
GBP	150	6.25%, due 12/14/26	237
	$50	7.38%, due 1/17/27	56
		Petroleos de Venezuela SA
	22	6.00%, due 5/16/24	5	(i)(l)
	171	6.00%, due 11/15/26	40	(i)(l)
	362	5.38%, due 4/12/27	86	(i)(l)
	200	Petroleos Mexicanos, 6.50%, due 6/2/41	207
EUR	350	TOTAL SA, 5 year EUR Swap + 1.86%, (2.25%), due 12/29/49	454	(e)(i)
		3,041
Packaging & Containers 1.1%
EUR	150	ARD Finance SA, 6.63%, due 9/15/23	199	(m)
EUR	100	Ardagh Packaging Finance PLC, 6.75% Cash/17.38% PIK, due 5/15/24	136	(i)
EUR	200	Horizon Holdings I SAS, 7.25%, due 8/1/23	263	(i)
EUR	100	OI European Group BV, 6.75%, due 9/15/20	144	(i)
EUR	100	Sealed Air Corp., 4.50%, due 9/15/23	141	(i)
EUR	110	SIG Combibloc Holdings SCA, 7.75%, due 2/15/23	142	(i)
EUR	100	Silgan Holdings, Inc., 3.25%, due 3/15/25	129
		1,154
Pharmaceuticals 0.7%
EUR	165	Catalent Pharma Solutions, Inc., 4.75%, due 12/15/24	219	(i)
EUR	100	Grifols SA, 3.20%, due 5/1/25	127	(i)
EUR	170	Teva Pharmaceutical Finance IV BV, 2.88%, due 4/15/19	215	(i)
EUR	100	Teva Pharmaceutical Finance Netherlands II BV, 1.88%, due 3/31/27	106	(i)
		667
Pipelines 1.2%
	$200	Abu Dhabi Crude Oil Pipeline LLC, 4.60%, due 11/2/47	201	(k)
	375	Energy Transfer Partners L.P., 4.20%, due 4/15/27	372
	260	MPLX L.P., 4.13%, due 3/1/27	264
	280	Southern Gas Corridor CJSC, 6.88%, due 3/24/26	320	(i)
		1,157
Real Estate Investment Trust 0.9%
	305	EPR Properties, 4.50%, due 4/1/25	308
EUR	100	Equinix, Inc., 2.88%, due 10/1/25	125
EUR	200	Iron Mountain, Inc., 3.00%, due 1/15/25	252	(i)
		MPT Operating Partnership LP/MPT Finance Corp.
EUR	100	4.00%, due 8/19/22	137
EUR	100	3.33%, due 3/24/25	131
		953
Retail 1.1%
GBP	550	Next PLC, 4.38%, due 10/2/26	856	(i)
EUR	100	PVH Corp., 3.63%, due 7/15/24	135	(i)
GBP	100	Stonegate Pub Co. Financing PLC, 4.88%, due 3/15/22	143	(i)
		1,134
Software 0.3%
EUR	200	Quintiles IMS, Inc., 3.25%, due 3/15/25	253	(i)

Telecommunications 4.0%
	$375	AT&T, Inc., 4.13%, due 2/17/26	379
EUR	200	Cellnex Telecom SA, 2.88%, due 4/18/25	256	(i)
GBP	200	Koninklijke KPN NV, 5 year GBP Swap + 5.51%, (6.88%), due 3/14/73	311	(e)(i)
EUR	100	Matterhorn Telecom Holding SA, 4.88%, due 5/1/23	125	(i)
EUR	100	Matterhorn Telecom SA, 3.88%, due 5/1/22	126	(i)
EUR	35	Olivetti Finance SA, Ser. 14, 7.75%, due 1/24/33	68
EUR	100	SES SA, 5 year EUR Swap + 5.40%, (5.63%), due 12/29/49	138	(e)(i)
EUR	200	SoftBank Group Corp., 4.00%, due 7/30/22	271	(i)
GBP	200	TalkTalk Telecom Group PLC, 5.38%, due 1/15/22	278	(i)
EUR	200	TDC A/S, 5 year EUR Swap + 3.11%, (3.50%), due 2/26/15	260	(e)(i)
		Telecom Italia SpA
EUR	50	5.25%, due 2/10/22	73	(i)
EUR	450	3.63%, due 1/19/24	622	(i)
EUR	200	3.00%, due 9/30/25	265	(i)
		Telefonica Europe BV
EUR	200	10 year EUR Swap + 4.30%, (5.88%), due 3/31/49	294	(e)(i)
EUR	100	8 year EUR Swap + 5.59%, (7.63%), due 9/29/49	150	(e)(i)
GBP	100	5 year GBP Swap + 4.46%, (6.75%), due 11/29/49	158	(e)(i)
		Verizon Communications, Inc.
EUR	100	1.38%, due 11/2/28	120
EUR	100	1.88%, due 10/26/29	124
		4,018
Water 0.4%
GBP	150	Anglian Water Osprey Financing PLC, 5.00%, due 4/30/23	229	(i)
GBP	150	Thames Water Utilities Cayman Finance Ltd., 1.88%, due 1/24/24	208	(i)
		437
		Total Corporate Bonds (Cost $39,378)	42,503

Asset-Backed Securities 10.2%(e)
	$330	Aames Mortgage Investment Trust, Ser. 2005-4, Class M3, 1 month USD LIBOR + 0.78%, (2.34%), due 10/25/35	325
	137	Accredited Mortgage Loan Trust, Ser. 2006-1, Class A4, 1 month USD LIBOR + 0.28%, (1.84%), due 4/25/36	134
	250	Ares XLV CLO Ltd., Ser. 2017-45A, Class E, 3 month USD LIBOR + 6.10%, (7.46%), due 10/15/30	256	(k)
	150	Argent Securities, Inc., Ser. 2005-W2, Class M1, 1 month USD LIBOR + 0.49%, (2.05%), due 10/25/35	149
	300	Assurant CLO I Ltd., Ser. 2017-1A, Class E, 3 month USD LIBOR + 6.46%, (8.20%), due 10/20/29	309	(k)
		Bear Stearns Asset Backed Securities Trust
	$229	Ser. 2004-SD3, Class M2, 1 month USD LIBOR + 1.88%, (3.44%), due 9/25/34	226
	483	Ser. 2005-SD2, Class 1M2, 1 month USD LIBOR + 1.00%, (2.56%), due 3/25/35	478
	250	Benefit Street Partners CLO XII Ltd., Ser. 2017-12A, Class D, 3 month USD LIBOR + 6.41%, (7.76%), due 10/15/30	257	(k)
	325	Carrington Mortgage Loan Trust, Ser. 2006-RFC1, Class A4, 1 month USD LIBOR + 0.24%, (1.80%), due 5/25/36	320
	500	Dewolf Park CLO Ltd., Ser. 2017-1A, Class E, 3 month USD LIBOR + 6.20%, (7.92%), due 10/15/30	514	(k)
	250	Dryden 54 Senior Loan Fund, Ser. 2017-54A, Class E, 3 month USD LIBOR + 6.20%, (7.55%), due 10/19/29	257	(k)
	240	Ellington Loan Acquisition Trust, Ser. 2007-2, Class A2C, 1 month USD LIBOR + 1.10%, (2.66%), due 5/25/37	239	(k)
	285	First Franklin Mortgage Loan Trust, Ser. 2005-FF3, Class M5, 1 month USD LIBOR + 0.98%, (2.54%), due 4/25/35	283
	300	Flatiron CLO Ltd., Ser. 2017-1A, Class E, 3 month USD LIBOR + 6.00%, (7.42%), due 5/15/30	306	(k)
	250	Gilbert Park CLO Ltd., Ser. 2017-1A, Class E, 3 month USD LIBOR + 6.40%, (7.76%), due 10/15/30	258	(k)
	192	GSAA Home Equity Trust, Ser. 2005-10, Class M4, 1 month USD LIBOR + 0.65%, (2.21%), due 6/25/35	185
	140	Home Equity Mortgage Loan Asset-Backed Trust, Ser. 2005-A, Class M6, 1 month USD LIBOR + 1.25%, (2.81%), due 3/25/35	132
	250	Milos CLO Ltd., Ser. 2017-1A, Class E, 3 month USD LIBOR + 6.30%, (8.04%), due 10/20/30	257	(k)
	330	Newcastle Mortgage Securities Trust, Ser. 2006-1, Class M2, 1 month USD LIBOR + 0.37%, (1.93%), due 3/25/36	327
	62	Park Place Securities, Inc., Ser. 2004-WHQ1, Class M4, 1 month USD LIBOR + 1.73%, (3.29%), due 9/25/34	62
	125	Popular Mortgage Pass-Through Trust, Ser. 2005-5, Class MV1, 1 month USD LIBOR + 0.44%, (2.00%), due 11/25/35	124
		Renaissance Home Equity Loan Trust
	1,163	Ser. 2005-1, Class AV3, 1 month USD LIBOR + 0.33%, (1.89%), due 5/25/35	1,064
	210	Ser. 2005-2, Class AV3, 1 month USD LIBOR + 0.37%, (1.93%), due 8/25/35	200
		Residential Asset Mortgage Products, Inc.
	650	Ser. 2006-EFC4, Class M4, 1 month USD LIBOR + 0.59%, (2.15%), due 9/25/35	644
	1,710	Ser. 2005-RZ4, Class M3, 1 month USD LIBOR + 0.52%, (2.08%), due 11/25/35	1,642	(j)
	134	Securitized Asset Backed Receivables LLC Trust, Ser. 2004-DO1, Class M1, 1 month USD LIBOR + 0.98%, (2.54%), due 7/25/34	131
	130	Soundview Home Equity Loan Trust, Ser. 2005-OPT3, Class M1, 1 month USD LIBOR + 0.47%, (2.03%), due 11/25/35	128
		Structured Asset Securities Corp.
	185	Ser. 2005-WF4, Class M4, 1 month USD LIBOR + 0.58%, (2.14%), due 11/25/35	186
	68	Ser. 2006-AM1, Class A4, 1 month USD LIBOR + 0.16%, (1.72%), due 4/25/36	68
	580	Trafigura Securitisation Finance PLC, Ser. 2017-1A, Class B, 1 month USD LIBOR + 1.70%, (3.26%), due 12/15/20	583	(k)
	$250	TRESTLES CLO Ltd., Ser. 2017-1A, Class D, 3 month USD LIBOR + 6.68%, (8.01%), due 7/25/29	258	(k)

		Total Asset-Backed Securities (Cost $9,326)	10,302

Foreign Government Securities 10.8%
		Argentine Republic Government International Bond
EUR	138	7.82%, due 12/31/33	198
EUR	780	2.26%, due 12/31/38	699	(n)
	$80	Belize Government International Bond, 4.94%, due 2/20/34	48	(i)
	270	Brazil Minas SPE via State of Minas Gerais, 5.33%, due 2/15/28	274	(i)
	160	Brazilian Government International Bond, 5.63%, due 1/7/41	161
		Bundesrepublik Deutschland
EUR	270	0.25%, due 2/15/27	326	(i)(j)
EUR	30	5.50%, due 1/4/31	58	(i)
	$200	Colombia Government International Bond, 5.00%, due 6/15/45	210
		Croatia Government International Bond
EUR	220	3.00%, due 3/20/27	294	(i)
EUR	100	2.75%, due 1/27/30	126	(i)
	$200	Egypt Government International Bond, 8.50%, due 1/31/47	229	(i)
		El Salvador Government International Bond
	50	5.88%, due 1/30/25	50	(i)
	235	6.38%, due 1/18/27	240	(i)
	200	Ghana Government International Bond, 10.75%, due 10/14/30	272	(i)
	200	Hungary Government International Bond, 5.38%, due 2/21/23	220
EUR	400	Indonesia Government International Bond, 3.75%, due 6/14/28	579	(i)
	$283	Ivory Coast Government International Bond, 5.75%, due 12/31/32	280	(i)
JPY	316,732	Japanese Government CPI Linked Bond, 0.10%, due 3/10/27	3,071	(d)
	$200	Kazakhstan Government International Bond, 6.50%, due 7/21/45	254	(i)
		Lebanon Government International Bond
	14	6.85%, due 3/23/27	14	(i)
	44	6.65%, due 2/26/30	42	(i)
	200	Mexico Government International Bond, 5.75%, due 10/12/10	210
	270	Nigeria Government International Bond, 7.88%, due 2/16/32	305	(i)
	200	Oman Government International Bond, 6.75%, due 1/17/48	204	(i)
EUR	150	Peruvian Government International Bond, 3.75%, due 3/1/30	225
	$200	Republic of South Africa Government International Bond, 4.85%, due 9/27/27	202
EUR	60	Romanian Government International Bond, 3.88%, due 10/29/35	81	(i)
$		Russian Foreign Bond - Eurobond
	200	4.88%, due 9/16/23	214	(i)
	200	4.25%, due 6/23/27	205	(i)
	200	Sri Lanka Government International Bond, 6.20%, due 5/11/27	210	(i)
	300	State Oil Co. of the Azerbaijan Republic, 6.95%, due 3/18/30	346	(i)
		Turkey Government International Bond
	200	5.63%, due 3/30/21	210
	200	4.88%, due 10/9/26	195
		Ukraine Government International Bond
	100	7.75%, due 9/1/20	107	(i)
	200	7.75%, due 9/1/22	218	(i)
	200	7.75%, due 9/1/25	215	(i)
	100	IMF Ukraine GDP Index, (0.00%), due 5/31/40	68	(e)(i)
	120	Uruguay Government International Bond, 5.10%, due 6/18/50	130
	49	Venezuela Government International Bond, 8.25%, due 10/13/24	13	(i)(l)

		Total Foreign Government Securities (Cost $10,331)	11,003

NUMBER OF SHARES			VALUE
			(000's omitted)
Exchange Traded Funds 4.4%
	228,334	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF (Cost $4,392)	4,496	(j)

Short-Term Investments 4.1%

Investment Companies 4.1%
	4,143,914	State Street Institutional U.S. Government Money Market Fund Premier Class, 1.25%(o) (Cost $4,144)	4,144	(j)

		Total Investments 98.6% (Cost $95,067)	99,861

		Other Assets Less Liabilities 1.4%	1,381	(p)

		Net Assets 100.0%	$101,242

(a)	Principal amount is stated in the currency in which the security is denominated. EUR=Euro GBP= Pound Sterling JPY= Japanese Yen
(b)	Rate shown was the discount rate at the date of purchase.
(c)	All or a portion of the security is pledged as collateral for futures.
(d)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(e)
Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2018 and changes periodically.

Benchmarks for Variable/Floating Rates:

EURIBOR = Euro Interbank Offered Rate
GBP LIBOR= British pound sterling LIBOR
ICE= Intercontinental Exchange
LIBOR (USD)= London Interbank Offered Rate

(f)
Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(g)	Weighted average coupon that changes/updates periodically. Rate shown is the rate at January 31, 2018.
(h)
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total value of all such securities (excluding forward sales contracts, if any) at January 31, 2018 amounted to approximately $1,511,000, which represents 1.5% of net assets of the Fund.

(i)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at January 31, 2018 amounted to approximately $34,156,000, which represents 33.7% of net assets of the Fund.

(j)
All or a portion of this security is segregated in connection with obligations for to be announced securities, futures, forward foreign currency contracts and/or swaps with a total value of approximately $13,799,000.

(k)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2018, these securities amounted to approximately $4,243,000, which represents 4.2% of net assets of the Fund. These securities have been deemed by the investment manager to be liquid.

(l)	Defaulted security.
(m)	Payment-in-kind (PIK) security.
(n)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of January 31, 2018.

(o)	Rate represents 7-day effective yield as of January 31, 2018.
(p)	Includes the impact of the Fund's open positions in derivatives at January 31, 2018.

See Notes to Schedule of Investments

Schedule of Investments Unconstrained Bond Fund
(Unaudited) (cont’d)

Derivative Instruments

Futures contracts ("futures")

At January 31, 2018, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
03/2018	73	Euro-Bund	$14,394,353	$(404,600)
03/2018	299	Euro, 90 day	73,344,700	(75,853)
03/2018	25	U.S. Treasury Ultra Long Bond	4,048,438	(108,099)
03/2018	131	U.S. Treasury Note, 5 Year	15,027,133	(279,862)
03/2019	289	Pound Sterling, 90 day	50,774,013	(55,619)
Total Long Positions			$157,588,637	$(924,033)

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
03/2018	97	Euro-Bobl Bond	$(15,710,135)	$232,176
03/2018	50	Euro-Bund	(9,859,146)	260,097
03/2018	27	Euro-Buxl Bond, 30 Year	(5,421,823)	198,436
03/2018	57	Euro-OAT	(10,822,601)	330,360
03/2018	25	Mini JGB, 10 Year	(3,442,796)	11,857
03/2018	12	U.S. Treasury Long Bond	(1,773,750)	57,168
03/2018	336	U.S. Treasury Note, 10 Year	(40,850,250)	1,018,737
03/2018	85	U.S. Treasury Note, Ultra 10 Year	(11,067,266)	307,371
03/2018	24	U.S. Treasury Ultra Long Bond	(3,886,500)	82,285
03/2018	289	Pound Sterling, 90 Day	(50,997,134)	8,194
03/2018	31	United Kingdom Long Gilt Bond	(5,376,033)	87,933
03/2018	35	U.S. Treasury Note, 2 Year	(7,463,203)	9,178
03/2019	299	Euro, 90 Day	(72,907,413)	223,147
Total Short Positions			$239,578,050	$2,826,939
Total Futures				$1,902,906

At January 31, 2018, the Fund had securities pledged in the amount of $1,438,414 to cover collateral requirements on open futures.

Forward foreign currency contracts ("forward contracts")

At January 31, 2018, open forward contracts for the Fund were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

950,587	AUD	$757,664	USD	Citibank, N.A.	4/24/2018	$8,196
1,347,666	AUD	1,079,467	USD	Citibank, N.A.	4/24/2018	6,309
268,542	USD	331,781	AUD	Citibank, N.A.	4/24/2018	1,235
5,716,414	AUD	4,554,953	USD	Goldman Sachs International	4/24/2018	50,599
145,544	AUD	115,972	USD	Goldman Sachs International	4/24/2018	1,288
47,114	AUD	37,541	USD	Goldman Sachs International	4/24/2018	417
189,059		234,198	AUD	Goldman Sachs International	4/24/2018	372
271,812	AUD	216,954	USD	Royal Bank of Canada	4/24/2018	2,038
45,830	AUD	36,580	USD	Royal Bank of Canada	4/24/2018	344
797,251	AUD	636,095	USD	Societe Generale	4/24/2018	6,228
1,090,524	USD	1,349,709	AUD	State Street Bank and Trust Company	4/24/2018	3,102
162,265	AUD	129,307	USD	State Street Bank and Trust Company	4/24/2018	1,425
5,206,345	CAD	4,180,151	USD	Citibank, N.A.	4/24/2018	56,762
3,247,161	CAD	2,607,131	USD	Citibank, N.A.	4/24/2018	35,402
970,917	CAD	781,836	USD	Citibank, N.A.	4/24/2018	8,295
757,574	CAD	609,664	USD	Goldman Sachs International	4/24/2018	6,849
846,175	CAD	680,303	USD	Royal Bank of Canada	4/24/2018	8,312
682,141	CAD	547,889	USD	Royal Bank of Canada	4/24/2018	7,236
17,255,286	CAD	13,879,400	USD	Societe Generale	4/24/2018	162,917
4,251,807	CAD	3,410,805	USD	State Street Bank and Trust Company	4/24/2018	$49,307
133,279	CAD	107,239	USD	State Street Bank and Trust Company	4/24/2018	1,223
370,349	CAD	300,330	USD	State Street Bank and Trust Company	4/24/2018	1,059
1,007,217	CZK	48,725	USD	Goldman Sachs International	4/24/2018	971
1,991,644	Euro	2,449,453	USD	Citibank, N.A.	4/24/2018	36,738
983,666	Euro	1,209,693	USD	Citibank, N.A.	4/24/2018	18,228
906,562	Euro	1,116,993	USD	Citibank, N.A.	4/24/2018	14,678
272,372	USD	217,782	Euro	Citibank, N.A.	4/24/2018	512
5,517,620	Euro	6,786,452	USD	Goldman Sachs International	4/24/2018	101,255
638,553	Euro	785,395	USD	Goldman Sachs International	4/24/2018	11,718
125,300	Euro	154,774	USD	Goldman Sachs International	4/24/2018	1,639
61,880	Euro	76,354	USD	Goldman Sachs International	4/24/2018	892
448,928	Euro	559,999	USD	Goldman Sachs International	4/24/2018	403
376,796	Euro	463,608	USD	JPMorgan Chase Bank N.A.	4/24/2018	6,750
22,219	Euro	27,684	USD	Societe Generale	4/24/2018	52
677,206	Euro	833,376	USD	State Street Bank and Trust Company	4/24/2018	11,987
84,007,745	JPY	764,054	USD	Citibank, N.A.	4/24/2018	9,191
27,981,901	JPY	254,351	USD	Goldman Sachs International	4/24/2018	3,207
4,169,417	JPY	37,858	USD	Goldman Sachs International	4/24/2018	520
571,615,000	JPY	5,184,928	USD	Royal Bank of Canada	4/24/2018	76,473
110,362,059	JPY	1,001,057	USD	Royal Bank of Canada	4/24/2018	14,765
76,098,071	JPY	690,460	USD	Societe Generale	4/24/2018	9,981
352,472,626	JPY	3,201,052	USD	State Street Bank and Trust Company	4/24/2018	43,264
14,998,911	MXN	788,015	USD	Goldman Sachs International	4/24/2018	7,118
17,332,764	MXN	911,239	USD	Royal Bank of Canada	4/24/2018	7,617
12,960,932	MXN	681,398	USD	Royal Bank of Canada	4/24/2018	5,696
7,686,764	MXN	403,752	USD	State Street Bank and Trust Company	4/24/2018	3,744
1,203,037	NZD	874,343	USD	Citibank, N.A.	4/24/2018	11,568
998,891	NZD	727,973	USD	Citibank, N.A.	4/24/2018	7,607
4,925,406	NZD	3,579,490	USD	Goldman Sachs International	4/24/2018	47,559
1,014,966	NZD	738,824	USD	Goldman Sachs International	4/24/2018	8,593
5,802,532	NZD	4,229,001	USD	Royal Bank of Canada	4/24/2018	43,960
2,427,553	NZD	1,768,133	USD	Societe Generale	4/24/2018	19,508
26,589,056	NOK	3,402,615	USD	Citibank, N.A.	4/24/2018	55,463
686,542	NOK	87,385	USD	Goldman Sachs International	4/24/2018	1,904
1,708,444	NOK	218,099	USD	JPMorgan Chase Bank N.A.	4/24/2018	4,095
14,795,932	NOK	1,890,190	USD	Royal Bank of Canada	4/24/2018	34,117
27,419,673	NOK	3,500,341	USD	Societe Generale	4/24/2018	65,764
9,295,157	NOK	1,206,377	USD	State Street Bank and Trust Company	4/24/2018	2,518
657,228	GBP	911,517	USD	Citibank, N.A.	4/24/2018	24,635
218,272	GBP	302,724	USD	Citibank, N.A.	4/24/2018	8,181
203,252	GBP	281,893	USD	Citibank, N.A.	4/24/2018	7,618
2,204,725	GBP	3,053,434	USD	Goldman Sachs International	4/24/2018	86,965
267,503	GBP	369,234	USD	Goldman Sachs International	4/24/2018	11,796
405,748	GBP	572,969	USD	Goldman Sachs International	4/24/2018	4,977
553,695	GBP	768,172	USD	JPMorgan Chase Bank N.A.	4/24/2018	20,509
1,246,575	GBP	1,730,040	USD	Royal Bank of Canada	4/24/2018	45,575
32,277	GBP	44,773	USD	Societe Generale	4/24/2018	1,202
987,664	GBP	1,391,105	USD	State Street Bank and Trust Company	4/24/2018	15,719
554,070	ZAR	44,589	USD	Goldman Sachs International	4/24/2018	1,625
31,966,871	ZAR	2,571,483	USD	Royal Bank of Canada	4/24/2018	94,800
103,661	ZAR	8,342	USD	State Street Bank and Trust Company	4/24/2018	304
2,785,523	USD	2,971,734,992	KRW	Goldman Sachs International	4/24/2018	2,478
508,971	USD	542,995,779	KRW	Goldman Sachs International	4/24/2018	453
178,496	USD	190,106,833	KRW	Royal Bank of Canada	4/24/2018	460
67,764	USD	72,171,930	KRW	Royal Bank of Canada	4/24/2018	175
2,971,597,001	KRW	2,776,208	USD	State Street Bank and Trust Company	4/24/2018	6,708
179,816,105	KRW	167,993	USD	State Street Bank and Trust Company	4/24/2018	406
5,832,446	SEK	731,009	USD	Citibank, N.A.	4/24/2018	13,312
1,490,285	SEK	186,984	USD	Citibank, N.A.	4/24/2018	3,202
14,182,488	SEK	1,775,141	USD	Goldman Sachs International	4/24/2018	$34,790
1,174,362	SEK	149,300	USD	Goldman Sachs International	4/24/2018	569
23,322,412	SEK	2,923,194	USD	Royal Bank of Canada	4/24/2018	53,149
343,270	SEK	43,025	USD	Royal Bank of Canada	4/24/2018	782
12,812,539	SEK	1,605,441	USD	State Street Bank and Trust Company	4/24/2018	29,661
347,384	SEK	43,528	USD	State Street Bank and Trust Company	4/24/2018	804
335,545	CHF	361,077	USD	Citibank, N.A.	4/24/2018	1,753
966,585	CHF	1,015,259	USD	Goldman Sachs International	4/24/2018	29,925
1,076,245	CHF	1,150,956	USD	Goldman Sachs International	4/24/2018	12,804
8,756,061	CHF	9,172,732	USD	State Street Bank and Trust Company	4/24/2018	295,333
313,652	CHF	328,652	USD	State Street Bank and Trust Company	4/24/2018	10,504
Total unrealized appreciation						$1,930,144

422,465	USD	529,627	AUD	Citibank, N.A.	4/24/2018	(4,240)
1,565,921	USD	1,971,274	AUD	Citibank, N.A.	4/24/2018	(22,278)
741,356	USD	927,170	AUD	Goldman Sachs International	4/24/2018	(5,639)
296,065	USD	371,018	AUD	JPMorgan Chase Bank N.A.	4/24/2018	(2,854)
79,499	USD	99,640	AUD	Societe Generale	4/24/2018	(778)
6,690,763	USD	8,396,093	AUD	State Street Bank and Trust Company	4/24/2018	(73,731)
126,104	USD	156,982	CAD	Goldman Sachs International	4/24/2018	(1,647)
783,312	USD	973,676	CAD	Goldman Sachs International	4/24/2018	(9,064)
2,810,121	USD	3,483,482	CAD	Goldman Sachs International	4/24/2018	(24,730)
299,984	USD	372,992	CAD	JPMorgan Chase Bank N.A.	4/24/2018	(3,556)
538,373	USD	669,639	CAD	Royal Bank of Canada	4/24/2018	(6,578)
11,697,740	USD	14,549,883	CAD	Royal Bank of Canada	4/24/2018	(142,925)
36,741	USD	45,677	CAD	Societe Generale	4/24/2018	(431)
4,884,378	USD	6,088,719	CAD	State Street Bank and Trust Company	4/24/2018	(70,609)
49,739	USD	1,027,186	CZK	State Street Bank and Trust Company	4/24/2018	(942)
66,482	USD	54,069	Euro	Citibank, N.A.	4/24/2018	(1,013)
796,383	USD	646,305	Euro	Citibank, N.A.	4/24/2018	(10,407)
1,316,417	USD	1,070,375	Euro	Citibank, N.A.	4/24/2018	(19,744)
1,451,265	USD	1,180,020	Euro	Citibank, N.A.	4/24/2018	(21,767)
25,969	USD	20,816	Euro	Goldman Sachs International	4/24/2018	(16)
3,036,647	USD	2,468,899	Euro	Goldman Sachs International	4/24/2018	(45,307)
4,342,234	USD	3,530,386	Euro	Goldman Sachs International	4/24/2018	(64,787)
153,715	USD	124,925	Euro	Royal Bank of Canada	4/24/2018	(2,230)
391,446	USD	318,130	Euro	Royal Bank of Canada	4/24/2018	(5,679)
705,716	USD	573,538	Euro	Royal Bank of Canada	4/24/2018	(10,238)
5,637,169	USD	4,581,351	Euro	Royal Bank of Canada	4/24/2018	(81,783)
163,419	USD	131,157	Euro	Societe Generale	4/24/2018	(306)
588,862	USD	478,634	Euro	Societe Generale	4/24/2018	(8,623)
711,019	USD	577,925	Euro	Societe Generale	4/24/2018	(10,411)
3,049,440	USD	2,478,623	Euro	Societe Generale	4/24/2018	(44,653)
956,037	USD	770,184	Euro	State Street Bank and Trust Company	4/24/2018	(5,392)
7,182,727	USD	5,836,721	Euro	State Street Bank and Trust Company	4/24/2018	(103,317)
13,523,950	USD	10,989,631	Euro	State Street Bank and Trust Company	4/24/2018	(194,529)
70,984	USD	7,826,313	JPY	Citibank, N.A.	4/24/2018	(1,053)
1,126,916	USD	124,247,176	JPY	Citibank, N.A.	4/24/2018	(16,711)
47,454,467	JPY	437,553		Goldman Sachs International	4/24/2018	(761)
1,099,767	USD	120,790,953	JPY	Goldman Sachs International	4/24/2018	(12,047)
1,123,616	USD	123,748,338	JPY	Goldman Sachs International	4/24/2018	(15,419)
69,485	USD	7,658,041	JPY	JPMorgan Chase Bank N.A.	4/24/2018	(1,003)
3,024,556	USD	333,154,886	JPY	Royal Bank of Canada	4/24/2018	(41,951)
2,500,579	USD	275,597,827	JPY	Societe Generale	4/24/2018	(36,147)
167,811,440	JPY	1,545,367	USD	State Street Bank and Trust Company	4/24/2018	(756)
1,744,118	USD	192,047,414	JPY	State Street Bank and Trust Company	4/24/2018	(23,573)
212,541	USD	4,045,461	MXN	Goldman Sachs International	4/24/2018	(1,920)
872,722	USD	16,611,217	MXN	Goldman Sachs International	4/24/2018	(7,883)
212,027	USD	4,036,479	MXN	Societe Generale	4/24/2018	(1,957)
697,923	USD	13,287,303	MXN	State Street Bank and Trust Company	4/24/2018	$(6,472)
787,526	USD	14,993,183	MXN	State Street Bank and Trust Company	4/24/2018	(7,303)
239,756	USD	326,678	NZD	Citibank, N.A.	4/24/2018	(809)
4,124,265	USD	5,666,622	NZD	Citibank, N.A.	4/24/2018	(48,613)
102,363	NZD	75,416		Goldman Sachs International	4/24/2018	(37)
27,680	USD	38,088	NZD	Goldman Sachs International	4/24/2018	(368)
89,063	USD	122,253	NZD	JPMorgan Chase Bank N.A.	4/24/2018	(964)
115,286	USD	158,182	NZD	Royal Bank of Canada	4/24/2018	(1,198)
1,431,898	USD	1,964,680	NZD	Royal Bank of Canada	4/24/2018	(14,884)
97,436	USD	133,774	NZD	Societe Generale	4/24/2018	(1,075)
5,526,795	USD	7,587,999	NZD	Societe Generale	4/24/2018	(60,977)
122,200	USD	168,185	NZD	State Street Bank and Trust Company	4/24/2018	(1,651)
525,042	USD	719,285	NZD	State Street Bank and Trust Company	4/24/2018	(4,636)
6,139,940	USD	8,450,466	NZD	State Street Bank and Trust Company	4/24/2018	(82,949)
1,847,590	NOK	241,263	USD	Citibank, N.A.	4/24/2018	(972)
562,604	USD	4,336,875	NOK	Goldman Sachs International	4/24/2018	(1,434)
3,228,124	USD	25,336,899	NOK	Goldman Sachs International	4/24/2018	(67,103)
447,110	USD	3,502,148	NOK	State Street Bank and Trust Company	4/24/2018	(8,367)
2,225,114	USD	17,426,203	NOK	State Street Bank and Trust Company	4/24/2018	(41,276)
727,696	USD	522,890	GBP	Citibank, N.A.	4/24/2018	(17,106)
1,390,092	USD	998,518	GBP	Citibank, N.A.	4/24/2018	(32,192)
62,551	USD	44,870	GBP	Goldman Sachs International	4/24/2018	(1,361)
462,166	GBP	661,557	USD	Goldman Sachs International	4/24/2018	(3,250)
1,682,419	USD	1,214,787	GBP	Goldman Sachs International	4/24/2018	(47,917)
2,017,040	USD	1,456,399	GBP	Goldman Sachs International	4/24/2018	(57,448)
168,477	USD	118,797	GBP	Royal Bank of Canada	4/24/2018	(736)
230,134	USD	165,822	GBP	Royal Bank of Canada	4/24/2018	(6,062)
3,620,195	USD	2,608,520	GBP	Royal Bank of Canada	4/24/2018	(95,367)
568,357	USD	409,733	GBP	Societe Generale	4/24/2018	(15,264)
773,706	USD	557,770	GBP	Societe Generale	4/24/2018	(20,779)
567,614	USD	409,750	GBP	State Street Bank and Trust Company	4/24/2018	(16,031)
1,022,957	USD	738,453	GBP	State Street Bank and Trust Company	4/24/2018	(28,892)
5,080,167	USD	3,667,276	GBP	State Street Bank and Trust Company	4/24/2018	(143,482)
2,497,281	USD	31,044,447	ZAR	Royal Bank of Canada	4/24/2018	(92,064)
78,629	USD	977,017	ZAR	State Street Bank and Trust Company	4/24/2018	(2,862)
71,228,031	KRW	66,810	USD	Citibank, N.A.	4/24/2018	(104)
719,720	USD	5,752,006	SEK	Citibank, N.A.	4/24/2018	(14,335)
765,558	USD	6,118,250	SEK	Citibank, N.A.	4/24/2018	(15,237)
59,166	USD	472,703	SEK	Goldman Sachs International	4/24/2018	(1,160)
269,898	USD	2,154,198	SEK	JPMorgan Chase Bank N.A.	4/24/2018	(5,015)
1,968	USD	15,705	SEK	Societe Generale	4/24/2018	(37)
3,114,018	USD	24,853,945	SEK	Societe Generale	4/24/2018	(57,775)
1,241,506	USD	9,755,504	SEK	State Street Bank and Trust Company	4/24/2018	(3,465)
387,813	USD	3,096,367	SEK	State Street Bank and Trust Company	4/24/2018	(7,337)
348,203	USD	332,429	CHF	Citibank, N.A.	4/24/2018	(11,258)
645,858	USD	615,507	CHF	Citibank, N.A.	4/24/2018	(19,699)
517,422	USD	495,463	CHF	Goldman Sachs International	4/24/2018	(18,330)
3,022,282	USD	2,887,065	CHF	Goldman Sachs International	4/24/2018	(99,547)
865,118	USD	825,945	CHF	JPMorgan Chase Bank N.A.	4/24/2018	(27,990)
2,948,075	USD	2,813,997	CHF	Royal Bank of Canada	4/24/2018	(94,744)
8,705,573	USD	8,312,255	CHF	Societe Generale	4/24/2018	(282,599)
518,341	USD	483,280	CHF	State Street Bank and Trust Company	4/24/2018	(4,238)

Total unrealized depreciation						$(2,756,156)

Net unrealized depreciation						$(826,012)

AUD= Australian Dollar
CAD= Canadian Dollar
CHF= Swiss Franc
CZK=Czech Koruna
EUR= Euro
GBP= Pound Sterling
JPY= Japanese Yen
KRW= South Korean Wan(a)
MXN= Mexican Peso
NOK= Norwegian Krone
NZD= Norwegian Dollar
SEK= Swedish Krona
ZAR= South African Rand

(a) Non-deliverable forwards.

At January 31, 2018, the Fund had cash collateral of $240,000, $40,000, $290,000 and $260,000 deposited in segregated accounts for State Street Bank and Trust Company, Goldman Sachs International, Royal Bank of Canada and Societe Generale, respectively, to cover collateral requirements on OTC derivatives.

Credit default swap contracts ("credit default swaps")

At January 31, 2018, the Fund had outstanding credit default swaps as follows:

Centrally Cleared Credit Default Swaps — Buy Protection

Clearinghouse	Reference Entity	Notional Amount (a)		Financing Rate Paid by the Fund	Maturity Date	Upfront Payments (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
ICE Clear Credit LLC	CDX Emerging Markets Index, Ser. 28 V. 1		$16,684,000	1.00%(b)	12/20/2022	$672,516	$(565,055)	$(19,928)	$87,533
ICE Clear Credit LLC	iTRAXX Europe Crossover S28	EUR	10,000,000	5.00%(b)	12/20/2022	(1,272,596)	(184,685)	(72,350)	(1,529,631)
Total						$(600,080)	$(749,740)	$(92,278)	$(1,442,098)

(a) Notional amount represents the value (including any fees or commissions) of the positions when they are established and is stated in the currency in which the contract is denominated.
EUR=Euro
(b) Payment frequency-quarterly.

Interest rate swap contracts ("interest rate swaps")

At January 31, 2018, the Fund had outstanding centrally cleared interest rate swaps as follows:

Clearinghouse	Notional Amount(a)	Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed-Rate	Maturity Date	Unrealized Appreciation/ (Depreciation)	Upfront Payments/ (Receipts)	Net Interest Receivable/ (Payable)	Value
LCH.Clearnet Limited	SEK 85,000,000	Receive	3-month Stockholm Interbank Offer Rate (STIBOR)(b)	(0.17%)(c)	12/22/2019	$7,167	$-	($4,708)	$2,459
LCH.Clearnet Limited	SEK 30,000,000	Receive	3-month Stockholm Interbank Offer Rate (STIBOR)(b)	(0.01%)(c)	7/18/2020	4,268	-	(373)	3,895
LCH.Clearnet Limited	SEK 27,000,000	Receive	3-month Stockholm Interbank Offer Rate (STIBOR)(b)	0.01%(c)	8/29/2020	4,088	92	(3,835)	345
LCH.Clearnet Limited	SEK 9,000,000	Receive	3-month Stockholm Interbank Offer Rate (STIBOR)(b)	0.15%(c)	1/15/2021	311	-	(302)	9
CME Group, Inc.	$550,000	Receive	3-month USD LIBOR(b)	2.43%(d)	12/7/2027	14,771	18	(710)	14,079
Total						$30,605 $110	$110	$($9,928)	$20,787

(a) Notional amount represents the value (including any fees or commissions) of the positions when they are established and is stated in the currency in which the contract is denominated.
SEK=Swedish Krona

(b) Payment frequency-quarterly.
(c) Payment frequency-annually.
(d) Payment frequency-semi-annually.

 At January 31, 2018, the Fund had $2,552,734 deposited in a segregated account to cover margin requirements for centrally cleared swaps.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$19,418	$—	$19,418
Mortgage-Backed Securities(a)	—	7,995	—	7,995
Corporate Bonds(a)	—	42,503	—	42,503
Asset-Backed Securities	—	10,302	—	10,302
Foreign Government Securities	—	11,003	—	11,003
Exchange Traded Funds	4,496	—	—	4,496
Short-Term Investments	—	4,144	—	4,144
Total Investments	$4,496	$95,365	$—	$99,861

(a)  The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

As of the period ended January 31, 2018, no securities were transferred from one level (as of October 31, 2017) to another.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of January 31, 2018:

Other Financial Instruments
(000's omitted)	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$2,827	$—	$—	$2,827
Liabilities	(924)	—	—	(924)
Forward Contracts(a)
Assets	—	1,930	—	1,930
Liabilities	—	(2,756)	—	(2,756)
Swaps
Assets	—	108	—	108
Liabilities	—	(1,530)	—	(1,530)
Total	$1,903	$(2,248)	$—	$(345)

(a)  Futures and forward contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

Notes to Schedule of Investments (Unaudited)

† In accordance with Accounting Standards Codification ("ASC") 820 "Fair Value Measurement" ("ASC 820"), all investments held by each of Neuberger Berman Core Bond Fund , Neuberger Berman Core Plus Fund, Neuberger Berman Emerging Markets Debt Fund, Neuberger Berman Floating Rate Income Fund (“Floating Rate Income”), Neuberger Berman High Income Bond Fund, Neuberger Berman Municipal High Income Fund, Neuberger Berman Municipal Intermediate Bond Fund, Neuberger Berman New York Municipal Income Fund, Neuberger Berman Short Duration Bond Fund, Neuberger Berman Short Duration High Income Fund, Neuberger Berman Strategic Income Fund (“Strategic Income”) and Neuberger Berman Unconstrained Bond Fund), (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•  Level 1 – quoted prices in active markets for identical investments
•  Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•  Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Funds' investments in equity securities and exchange-traded funds, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
The value of the Funds' investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:
Corporate Bonds. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available ("Other Market Information").
Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, dealer  quotes, conversion premiums, listed bond and preferred stock prices and other market information, which may include benchmark curves, trade execution data, and sensitivity analysis, when available.
U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

January 31, 2018
Notes to Schedule of Investments (Unaudited)(cont’d)

U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.
Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.
High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.
Municipal Debt Securities. Inputs used to value municipal debt securities include current trades, bid-wanted lists (which informs the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, and specific data on specialty issues.
Emerging Markets Debt, Sovereign Debt, and Quasi-Sovereign Debt. Inputs used to value emerging markets debt, sovereign debt and quasi-sovereign debt generally include dealer quotes, bond market activity, discounted cash flow models, and other relevant information such as credit spreads, benchmark curves and Other Market Information.
The value of forward contracts is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services' networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).
The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).
The value of futures is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).
The value of interest rate swaps is determined by Management primarily by obtaining valuations from independent pricing services based on references to the underlying rates including the local overnight index swap rate and the respective interbank offered forward rate to produce the daily price. The present value is calculated based off of expected cash flows based on swap parameters along with reference to the underlying yield curve and reference rate (generally Level 2 inputs).
The value of credit default swaps is determined by Management by obtaining valuations from independent pricing services using a model that considers a number of factors, which may include default probabilities, credit curves, recovery rates and cash flows (Level 2 inputs).
The value of cross currency swaps is determined by Management by obtaining valuations from independent pricing services based on present value of expected cash flows based on swap parameters along with reference to the underlying yield curve and reference rate (Level 2 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Commercial paper is valued at amortized cost (Level 2 inputs).
Investments in non-exchange traded investment companies are valued using the respective fund's daily calculated net asset value per share (Level 2 inputs).
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Board of Trustees (“Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts and whether the issuer of the security being fair valued has other securities outstanding.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

January 31, 2018
Notes to Schedule of Investments (Unaudited)(cont’d)

The value of the Funds' investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange ("NYSE") is open for business. The Board has approved the use of Interactive Data Pricing and Reference Data LLC ("Interactive") to evaluate the prices of foreign debt securities as of the time as of which a Fund's share price is calculated. Interactive utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund's share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the absence of precise information about the market values of these foreign securities as of the time as of which a Fund's share price is calculated, the Board has determined on the basis of available data that prices evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.
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The Funds may enter into certain credit agreements all or a portion of which may be unfunded. The Funds are obligated to fund these commitments at the borrower’s discretion. As of January 31, 2018, the value of unfunded loan commitments was approximately $79,000 and $35,000 for Floating Rate Income and Strategic Income, respectively, pursuant to the following loan agreements:

	Floating Rate Income (000’s omitted) Borrower	Principal Amount	Value
	Mitchell International, Inc., First Lien Term Loan, 1.63%, due 11/24/20	$79	$79
	Strategic Income (000’s omitted) Borrower	Principal Amount	Value
	Mitchell International, Inc., First Lien Term Loan, 1.63%, due 11/24/20	$35	$35

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Item 2. Controls and Procedures.
(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Neuberger Berman Income Funds

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date:  March 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date:  March 28, 2018

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date:  March 28, 2018